UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Agency Shares/Ticker: JOAXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$26	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOAXX-226
JPMorgan Institutional Tax Free Money Market Fund - Agency Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Capital Shares/Ticker: JOCXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$18	0.18%

KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOCXX-226
JPMorgan Institutional Tax Free Money Market Fund - Capital Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund
IM Shares/Ticker: JOIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$14	0.14%

KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOIXX-226
JPMorgan Institutional Tax Free Money Market Fund - IM Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Institutional Class Shares/Ticker: JOFXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$2,954,314
Total number of portfolio holdings	282
Total advisory fees paid (000's)	$2,028
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	100.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOFXX-226
JPMorgan Institutional Tax Free Money Market Fund - Institutional Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Securities Lending Money Market Fund

Agency SL Shares/Ticker: VSLXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$6	0.06%

KEY FUND STATISTICS
Fund net assets (000's)	$3,000,138
Total number of portfolio holdings	111
Total advisory fees paid (000's)	$529
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	82.9
8–30 calendar days	3.4
31–60 calendar days	6.3
61–90 calendar days	1.8
91–180 calendar days	5.3
181+ calendar days	0.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VSLXX-226
JPMorgan Securities Lending Money Market Fund - Agency SL Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Ultra-Short Municipal Fund

Class A Shares/Ticker: USMSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$39	0.38%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 2.92% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.49% for the twelve months ended February 28, 2026.
  The Fund’s underweight to effective duration detracted from relative performance as front-end municipal rates rallied for the year.
  The underweight to the IDR/PCR sector also detracted from relative performance as this sector outperformed for the year.
  The overweight to out-of-Index 2-5-year maturity bonds contributed to relative performance as they outperformed for the year.
  The Fund’s underweight to AA-rated bonds also contributed to relative performance as they underperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class A Shares)*	May 31, 2016	2.92%	1.77%	14.06%
Bloomberg US Municipal Index		4.96	1.44	2.35
Bloomberg 1-Year Municipal Bond Index		3.49	1.90	1.67
*
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index from May 31, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg 1-Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,543,534
Total number of portfolio holdings	1,016
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$0
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective April 16, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the Fund's Class A Shares average daily net assets to 0.38% of the Fund's Class A Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
USMSX-226
JPMorgan Ultra-Short Municipal Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Ultra-Short Municipal Fund

Class I Shares/Ticker: USMTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$18	0.18%
How did the Fund Perform?
The Fund's Class I Shares returned 3.14% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.49% for the twelve months ended February 28, 2026.
  The Fund’s underweight to effective duration detracted from relative performance as front-end municipal rates rallied for the year.
  The underweight to the IDR/PCR sector also detracted from relative performance as this sector outperformed for the year.
  The overweight to out-of-Index 2-5-year maturity bonds contributed to relative performance as they outperformed for the year.
  The Fund’s underweight to AA-rated bonds also contributed to relative performance as they underperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	May 31, 2016	3.14%	1.99%	16.34%
Bloomberg US Municipal Index		4.96	1.44	2.35
Bloomberg 1-Year Municipal Bond Index		3.49	1.90	1.67
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index from May 31, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg 1-Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,543,534
Total number of portfolio holdings	1,016
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$0
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective April 16, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.25% of the Fund's Class I Shares average daily net assets to 0.18% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
USMTX-226
JPMorgan Ultra-Short Municipal Fund - Class I

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $125,114

2025 – $116,067

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $17,697

2025 – $17,523

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $26,760

2025 – $26,495

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – Not applicable

2025 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $41.0 million

2024 - $34.9 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Money Market Funds
February 28, 2026
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 26.0%
Barclays Capital, Inc., 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $200,147, collateralized by Asset-Backed Securities, 0.00% - 11.25%, due 7/17/2026 - 5/25/2063 and Collateralized Mortgage Obligations, 0.00% - 7.19%, due 5/15/2028 - 12/25/2070, with a value of $217,349.	200,000	200,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $75,023, collateralized by Corporate Notes and Bonds, 1.65% - 7.00%, due 12/7/2026 - 10/15/2055, with a value of $78,775.	75,000	75,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $250,078, collateralized by Asset-Backed Securities, 0.00% - 12.00%, due 10/25/2031 - 10/25/2055 and Collateralized Mortgage Obligations, 0.00% - 13.45%, due 2/25/2029 - 2/25/2071, with a value of $273,018.	250,000	250,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $60,043, collateralized by Corporate Notes and Bonds, 1.64% - 7.00%, due 8/27/2026 - 3/1/2056, with a value of $63,181.	60,000	60,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $80,058, collateralized by Corporate Notes and Bonds, 1.25% - 8.25%, due 4/18/2026 - 5/1/2056, with a value of $84,242.	80,000	80,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/6/2026, repurchase price $110,080, collateralized by Collateralized Mortgage Obligations, 1.50% - 6.15%, due 8/16/2038 - 9/25/2065, with a value of $119,145.	110,000	110,000
BMO Capital Markets Corp., 3.74%, dated 2/27/2026, due 3/6/2026, repurchase price $240,175, collateralized by Collateralized Mortgage Obligations, 0.00% - 9.04%, due 6/25/2028 - 8/25/2070 and Corporate Notes and Bonds, 2.88% - 9.63%, due 9/30/2026 - 3/15/2082, with a value of $259,982.	240,000	240,000
BNP Paribas SA, 3.74%, dated 2/27/2026, due 3/4/2026, repurchase price $170,088, collateralized by Asset-Backed Securities, 2.95% - 6.83%, due 7/17/2028 - 1/20/2039, Collateralized Mortgage Obligations, 0.22% - 5.51%, due 9/15/2031 - 7/25/2052, Corporate Notes and Bonds, 2.00% - 7.62%, due 12/17/2026 - 2/4/2066 and FNMA, 4.25% - 14.28%, due 2/27/2040 - 4/25/2062, with a value of $180,901.	170,000	170,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $275,202, collateralized by Collateralized Mortgage Obligations, 0.00% - 8.31%, due 8/15/2041 - 10/25/2065 and Corporate Notes and Bonds, 0.00% - 12.00%, due 7/1/2026 - 3/25/2036^^, with a value of $296,823.	275,000	275,000
BNP Paribas SA, 3.83%, dated 2/27/2026, due 3/6/2026, repurchase price $463,345, collateralized by Asset-Backed Securities, 5.57% - 5.62%, due 7/21/2036 - 10/30/2036, Collateralized Mortgage Obligations, 4.20% - 5.14%, due 4/12/2051 - 11/25/2065, Corporate Notes and Bonds, 0.00% - 8.00%, due 11/25/2026 - 2/15/2066^^, FNMA, 4.25% - 15.17%, due 1/25/2034 - 4/25/2062 and Municipal Debt Securities, 1.88%, due 7/25/2037, with a value of $495,159.	463,000	463,000
BNP Paribas SA, 3.84%, dated 2/27/2026, due 3/6/2026, repurchase price $537,401, collateralized by Asset-Backed Securities, 5.42%, due 10/20/2037, Collateralized Mortgage Obligations, 0.00% - 10.00%, due 6/25/2028 - 2/25/2071, Corporate Notes and Bonds, 3.63% - 5.05%, due 11/3/2027 - 12/15/2047, FHLMC, 1.47% - 6.79%, due 4/25/2026 - 5/25/2051 and FNMA, 10.38%, due 2/27/2040, with a value of $575,375.	537,000	537,000
BNP Paribas SA, 3.88%, dated 2/27/2026, due 3/6/2026, repurchase price $500,377, collateralized by Asset-Backed Securities, 3.92% - 6.47%, due 9/15/2028 - 9/25/2037, Collateralized Mortgage Obligations, 0.22% - 8.31%, due 11/15/2027 - 10/26/2065 and Corporate Notes and Bonds, 0.00% - 13.50%, due 1/15/2027 - 3/7/2087^^, with a value of $549,752.	500,000	500,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $25,098, collateralized by Asset-Backed Securities, 3.92% - 6.50%, due 12/25/2035 - 2/25/2056, Collateralized Mortgage Obligations, 0.22% - 8.31%, due 11/15/2027 - 10/25/2069 and Corporate Notes and Bonds, 0.00% - 13.00%, due 8/16/2026 - 3/7/2087^^, with a value of $27,502.	25,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $200,788, collateralized by Asset-Backed Securities, 0.00% - 6.83%, due 12/10/2028 - 2/25/2059, Collateralized Mortgage Obligations, 0.00% - 8.31%, due 5/17/2038 - 11/25/2065, Corporate Notes and Bonds, 0.00% - 14.50%, due 11/5/2026 - 6/15/2076^^ and Sovereign Government Securities, 0.00% - 4.00%, due 3/15/2029 - 12/15/2035, with a value of $220,326.	200,000	200,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $250,984, collateralized by Asset-Backed Securities, 4.03% - 6.50%, due 1/25/2035 - 2/25/2056, Collateralized Mortgage Obligations, 4.92% - 8.31%, due 11/15/2027 - 10/25/2065 and Corporate Notes and Bonds, 0.01% - 14.50%, due 11/5/2026 - 3/7/2087^^, with a value of $274,952.	250,000	250,000
BofA Securities, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $300,094, collateralized by Asset-Backed Securities, 0.00% - 7.50%, due 7/17/2026 - 11/9/2042, Collateralized Mortgage Obligations, 0.00% - 9.99%, due 10/25/2033 - 9/25/2070, Corporate Notes and Bonds, 0.00%, due 7/1/2026 - 5/29/2049 and FNMA, 7.03%, due 10/25/2049, with a value of $324,006.	300,000	300,000
BofA Securities, Inc., 4.09%, dated 2/27/2026, due 6/2/2026, repurchase price $389,155, collateralized by Collateralized Mortgage Obligations, 0.00% - 12.34%, due 11/25/2026 - 9/25/2070, Corporate Notes and Bonds, 0.00%, due 11/1/2029 - 8/1/2044 and FNMA, 7.42% - 9.03%, due 12/26/2041 - 1/25/2050, with a value of $415,800.	385,000	385,000
Citigroup Global Markets Holdings, Inc., 3.72%, dated 2/27/2026, due 3/2/2026, repurchase price $750,233, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 11/15/2032 - 1/15/2035, with a value of $765,000.	750,000	750,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $150,108, collateralized by Sovereign Government Securities, 3.13% - 5.00%, due 4/15/2031 - 5/15/2051, with a value of $162,000.	150,000	150,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $202,073, collateralized by Common Stocks, with a value of $216,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $202,073, collateralized by Common Stocks, with a value of $216,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $227,332, collateralized by Common Stocks, with a value of $243,000.	225,000	225,000
Credit Agricole Corporate and Investment Bank, 3.70%, dated 2/27/2026, due 3/3/2026, repurchase price $430,177, collateralized by Asset-Backed Securities, 3.85% - 7.83%, due 11/10/2028 - 11/25/2034, Collateralized Mortgage Obligations, 5.10% - 5.93%, due 2/18/2042 - 8/12/2042, Commercial Paper, 0.00% - 3.93%, due 3/24/2026 - 2/11/2027, Corporate Notes and Bonds, 1.90% - 12.25%, due 4/22/2026 - 8/6/2061^^ Sovereign Government Securities, 3.00% - 5.13%, due 5/20/2027 - 9/18/2034 and U.S. Treasury Securities, 4.25%, due 2/28/2029, with a value of $453,895.	430,000	430,000
Credit Agricole Corporate and Investment Bank, 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $90,065, collateralized by Asset-Backed Securities, 2.24% - 6.66%, due 12/16/2030 - 6/25/2055, Collateralized Mortgage Obligations, 5.44% - 6.41%, due 11/20/2037 - 12/15/2044, Commercial Paper, 0.00%, due 3/27/2026 - 10/30/2026, Corporate Notes and Bonds, 3.15% - 7.88%, due 10/1/2026 - 9/15/2055^^ and Sovereign Government Securities, 3.75% - 5.44%, due 7/15/2030 - 2/14/2037, with a value of $96,039.	90,000	90,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $305,223, collateralized by Asset-Backed Securities, 2.79% - 6.99%, due 8/15/2029 - 10/17/2072, Collateralized Mortgage Obligations, 2.31% - 6.41%, due 11/15/2034 - 11/25/2061, Commercial Paper, 0.00%, due 8/24/2026, Corporate Notes and Bonds, 1.16% - 8.50%, due 4/3/2026 - 3/1/2055^^ Sovereign Government Securities, 3.00% - 6.25%, due 11/16/2027 - 10/20/2033 and U.S. Treasury Securities, 4.25%, due 2/28/2029, with a value of $322,940.	305,000	305,000
Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $500,366, collateralized by Asset-Backed Securities, 2.48% - 6.62%, due 8/15/2029 - 10/15/2075, Collateralized Mortgage Obligations, 3.52% - 5.81%, due 11/20/2037 - 8/25/2070, Commercial Paper, 0.00%, due 4/16/2026, Corporate Notes and Bonds, 1.25% - 9.50%, due 4/1/2026 - 10/27/2081^^ Sovereign Government Securities, 0.75% - 6.25%, due 6/28/2027 - 1/12/2036 and U.S. Treasury Securities, 4.25%, due 2/28/2029, with a value of $529,528.	500,000	500,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,150,351, collateralized by U.S. Treasury Securities, 1.13% - 4.00%, due 4/15/2028 - 8/15/2049, with a value of $1,173,000.	1,150,000	1,150,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,000,610, collateralized by U.S. Treasury Securities, 0.63% - 5.00%, due 8/15/2027 - 8/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $2,650,810, collateralized by FHLMC, 2.50% - 7.00%, due 4/1/2032 - 10/1/2055 and FNMA, 1.50% - 8.00%, due 10/1/2030 - 3/1/2062, with a value of $2,703,000.	2,650,000	2,650,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.05%, dated 2/27/2026, due 4/27/2026, repurchase price $578,817, collateralized by Asset-Backed Securities, 4.19% - 11.48%, due 10/15/2030 - 6/25/2065, Collateralized Mortgage Obligations, 1.50% - 11.09%, due 5/7/2030 - 12/16/2072, Corporate Notes and Bonds, 0.00% - 15.20%, due 3/5/2026 - 3/15/2042 and Sovereign Government Securities, 0.00% - 8.75%, due 2/1/2030 - 1/12/2056, with a value of $620,474.	575,000	575,000
Goldman Sachs & Co. LLC, 4.08%, dated 2/27/2026, due 4/27/2026, repurchase price $654,346, collateralized by Asset-Backed Securities, 0.00% - 12.31%, due 11/20/2026 - 6/25/2065, Collateralized Mortgage Obligations, 0.00% - 9.43%, due 8/17/2026 - 10/25/2065, Commercial Paper, 0.00%, due 3/2/2026 - 7/8/2026, Corporate Notes and Bonds, 0.00% - 13.75%, due 5/1/2026 - 3/31/2055 Sovereign Government Securities, 1.00% - 8.50%, due 7/9/2029 - 9/10/2060 and U.S. Treasury Securities, 0.00% - 2.13%, due 1/15/2034 - 8/15/2051, with a value of $698,331.	650,000	650,000
HSBC Securities USA, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $20,006, collateralized by Asset-Backed Securities, 4.38% - 4.97%, due 6/15/2033 - 4/20/2062, with a value of $21,207.	20,000	20,000
HSBC Securities USA, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $800,249, collateralized by Corporate Notes and Bonds, 1.75% - 8.75%, due 12/15/2026 - 12/31/2079^^, FNMA, 4.00%, due 3/25/2026, GNMA, 3.00% - 5.00%, due 1/20/2030 - 12/20/2048 and U.S. Treasury Securities, 0.00% - 3.38%, due 2/28/2026 - 11/15/2048, with a value of $840,261.	800,000	800,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by Corporate Notes and Bonds, 1.70% - 5.89%, due 1/5/2027 - 2/23/2032, FHLMC, 5.50%, due 6/1/2040 and FNMA, 3.50% - 6.00%, due 6/1/2043 - 7/1/2056, with a value of $104,958.	100,000	100,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by Common Stocks, with a value of $108,034.	100,000	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $230,072, collateralized by Corporate Notes and Bonds, 1.92% - 6.75%, due 7/1/2026 - 6/1/2040, FHLMC, 5.50%, due 6/1/2040 and FNMA, 4.68% - 6.00%, due 7/1/2034 - 10/1/2055, with a value of $241,575.	230,000	230,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $300,094, collateralized by Common Stocks, with a value of $324,101.	300,000	300,000
ING Financial Markets LLC, 4.11%, dated 2/27/2026, due 3/23/2026, repurchase price $551,507, collateralized by Common Stocks, with a value of $598,206.	550,000	550,000
Mitsubishi UFJ Trust & Banking Corp., 3.74%, dated 2/27/2026, due 3/5/2026, repurchase price $1,000,623, collateralized by Corporate Notes and Bonds, 0.00% - 5.25%, due 9/11/2026 - 5/19/2033, with a value of $1,050,218.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 3.71%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by Corporate Notes and Bonds, 2.50% - 7.75%, due 11/21/2026 - 2/1/2065, with a value of $157,549.	150,000	150,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/2/2026, repurchase price $50,016, collateralized by Asset-Backed Securities, 5.17% - 6.82%, due 8/15/2031 - 4/15/2038, Collateralized Mortgage Obligations, 5.08% - 6.45%, due 6/16/2036 - 2/25/2064 and Corporate Notes and Bonds, 0.00% - 9.50%, due 10/20/2028 - 8/15/2051^^, with a value of $53,178.	50,000	50,000
Natixis SA, 3.82%, dated 2/27/2026, due 3/3/2026, repurchase price $510,216, collateralized by Asset-Backed Securities, 2.75% - 10.90%, due 4/1/2028 - 5/9/2039, Collateralized Mortgage Obligations, 2.00% - 7.47%, due 3/17/2036 - 2/25/2064, Corporate Notes and Bonds, 1.00% - 12.25%, due 3/15/2026 - 10/27/2082^^ and Sovereign Government Securities, 5.75% - 7.25%, due 6/26/2031 - 5/11/2047, with a value of $544,086.	510,000	510,000
Natixis SA, 3.79%, dated 2/27/2026, due 3/4/2026, repurchase price $350,184, collateralized by Common Stocks, with a value of $378,199.	350,000	350,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.77%, dated 2/27/2026, due 3/5/2026, repurchase price $125,079, collateralized by Asset-Backed Securities, 2.82% - 9.88%, due 7/15/2031 - 2/22/2039, Collateralized Mortgage Obligations, 3.90% - 8.45%, due 6/16/2036 - 3/17/2062, Corporate Notes and Bonds, 2.62% - 12.25%, due 6/15/2027 - 3/15/2082^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $134,290.	125,000	125,000
Natixis SA, 3.81%, dated 2/27/2026, due 3/5/2026, repurchase price $470,298, collateralized by Asset-Backed Securities, 2.70% - 9.68%, due 4/1/2029 - 9/25/2055, Collateralized Mortgage Obligations, 1.05% - 7.69%, due 6/16/2036 - 2/25/2067, Corporate Notes and Bonds, 1.90% - 11.25%, due 10/5/2026 - 12/31/2079^^ and Sovereign Government Securities, 5.75% - 7.25%, due 2/12/2032 - 5/11/2047, with a value of $503,875.	470,000	470,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $50,037, collateralized by Asset-Backed Securities, 3.50% - 5.73%, due 2/15/2029 - 4/20/2038, Collateralized Mortgage Obligations, 2.86% - 8.45%, due 5/12/2034 - 10/15/2041, Corporate Notes and Bonds, 3.13% - 12.25%, due 3/15/2027 - 1/15/2067^^ and Sovereign Government Securities, 7.25%, due 5/29/2032, with a value of $53,840.	50,000	50,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $115,084, collateralized by Asset-Backed Securities, 3.50% - 11.08%, due 10/23/2030 - 10/20/2038, Collateralized Mortgage Obligations, 5.29% - 6.54%, due 5/18/2040 - 8/15/2042, Corporate Notes and Bonds, 1.15% - 10.50%, due 5/13/2026 - 12/31/2079^^ and Sovereign Government Securities, 4.40% - 7.25%, due 2/12/2032 - 2/12/2052, with a value of $121,801.	115,000	115,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $120,088, collateralized by Asset-Backed Securities, 4.85% - 9.68%, due 7/18/2031 - 5/9/2039, Collateralized Mortgage Obligations, 4.83% - 6.45%, due 11/18/2036 - 2/25/2064, Corporate Notes and Bonds, 1.50% - 12.25%, due 3/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $127,725.	120,000	120,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.81%, dated 2/27/2026, due 3/6/2026, repurchase price $100,074, collateralized by Asset-Backed Securities, 3.50% - 6.67%, due 7/25/2031 - 1/15/2038, Collateralized Mortgage Obligations, 4.27%, due 12/25/2046 and Corporate Notes and Bonds, 3.65% - 9.25%, due 7/31/2027 - 3/15/2044^^, with a value of $105,991.	100,000	100,000
Pershing LLC, 4.03%, dated 2/27/2026, due
5/6/2026, repurchase price $251,903,
collateralized by Asset-Backed Securities,
4.25% - 12.17%, due 2/15/2033 -
1/25/2066, Certificates of Deposit, 3.90% -
3.95%, due 2/11/2030 - 2/11/2031,
Collateralized Mortgage Obligations, 1.31% -
5.38%, due 12/25/2030 - 2/16/2057,
Corporate Notes and Bonds, 0.00% - 12.75%,
due 3/9/2026 - 12/31/2079^^, FNMA,
4.00%, due 10/25/2041, GNMA, 4.50% -
4.50%, due 11/20/2055 - 4/20/2069,
Municipal Debt Securities, 5.00%, due
6/1/2047 and U.S. Treasury Securities, 0.00%
- 6.25%, due 3/31/2026 - 11/15/2053, with a
value of $265,927.
	250,000	250,000
RBC Capital Markets LLC, 3.73%, dated 2/27/2026, due 3/4/2026, repurchase price $300,155, collateralized by Certificates of Deposit, 3.60% - 5.15%, due 3/4/2026 - 2/28/2035, Commercial Paper, 0.00%, due 3/2/2026 - 6/4/2026 and Corporate Notes and Bonds, 0.00% - 13.00%, due 5/9/2026 - 4/20/2067^^, with a value of $316,708.	300,000	300,000
Societe Generale SA, 3.71%, dated 2/27/2026, due 3/2/2026, repurchase price $550,170, collateralized by Collateralized Mortgage Obligations, 3.24% - 7.55%, due 6/11/2037 - 12/15/2044, Corporate Notes and Bonds, 1.45% - 9.40%, due 3/1/2026 - 5/24/2086^^ and U.S. Treasury Securities, 0.00%, due 10/29/2026, with a value of $580,378.	550,000	550,000
Societe Generale SA, 3.75%, dated 2/27/2026, due 3/2/2026, repurchase price $140,044, collateralized by Asset-Backed Securities, 4.88% - 9.77%, due 6/16/2031 - 9/25/2035, Collateralized Mortgage Obligations, 3.83% - 9.85%, due 7/25/2034 - 7/12/2050, Corporate Notes and Bonds, 1.16% - 10.75%, due 4/3/2026 - 12/4/2065 and Sovereign Government Securities, 5.88% - 6.63%, due 3/15/2035 - 10/28/2035, with a value of $150,965.	140,000	140,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.72%, dated 2/27/2026, due 3/3/2026, repurchase price $250,103, collateralized by Asset-Backed Securities, 5.01%, due 1/15/2038, Collateralized Mortgage Obligations, 5.10% - 7.74%, due 11/15/2035 - 12/15/2044 and Corporate Notes and Bonds, 1.85% - 6.45%, due 3/15/2027 - 12/31/2079^^, with a value of $262,980.	250,000	250,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/4/2026, repurchase price $400,207, collateralized by Asset-Backed Securities, 5.01%, due 1/15/2038, Collateralized Mortgage Obligations, 3.24% - 7.74%, due 11/15/2035 - 6/20/2042, Corporate Notes and Bonds, 3.38% - 6.95%, due 5/12/2026 - 8/3/2055 and Sovereign Government Securities, 1.00% - 7.13%, due 4/6/2026 - 5/24/2061, with a value of $420,962.	400,000	400,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/4/2026, repurchase price $130,068, collateralized by Asset-Backed Securities, 4.88%, due 9/25/2035, Collateralized Mortgage Obligations, 3.24% - 7.74%, due 11/15/2035 - 12/15/2044, Corporate Notes and Bonds, 2.55% - 7.20%, due 1/15/2027 - 2/4/2056 and Sovereign Government Securities, 5.88% - 6.63%, due 3/15/2035 - 10/28/2035, with a value of $138,941.	130,000	130,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $260,188, collateralized by Corporate Notes and Bonds, 1.93% - 7.80%, due 6/15/2026 - 11/28/2053^^, with a value of $273,198.	260,000	260,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $475,347, collateralized by Asset-Backed Securities, 4.19% - 9.62%, due 1/19/2033 - 1/25/2037, Corporate Notes and Bonds, 5.00%, due 8/15/2052 and Sovereign Government Securities, 2.72% - 10.38%, due 4/7/2026 - 1/30/2060, with a value of $513,322.	475,000	475,000
Societe Generale SA, 4.03%, dated 2/27/2026, due 5/11/2026, repurchase price $378,064, collateralized by Corporate Notes and Bonds, 3.38% - 14.38%, due 8/1/2026 - 6/19/2047^^, with a value of $408,561.	375,000	375,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $600,187, collateralized by Corporate Notes and Bonds, 1.90% - 7.47%, due 7/14/2026 - 2/4/2066 and Municipal Debt Securities, 4.75% - 5.25%, due 10/15/2050 - 1/1/2055, with a value of $630,196.	600,000	600,000
TD Securities USA LLC, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $950,695, collateralized by Asset-Backed Securities, 2.88% - 5.88%, due 10/11/2027 - 1/11/2036 and Municipal Debt Securities, 0.00% - 8.00%, due 7/1/2027 - 12/31/2065, with a value of $1,003,793.	950,000	950,000
TD Securities USA LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $475,349, collateralized by Corporate Notes and Bonds, 3.88% - 9.88%, due 8/15/2026 - 5/30/2049, with a value of $505,529.	475,000	475,000
TD Securities USA LLC, 4.05%, dated 2/27/2026, due 3/30/2026, repurchase price $225,785, collateralized by Asset-Backed Securities, 3.38%, due 11/1/2028, Commercial Paper, 0.00%, due 3/10/2026 - 3/17/2026, Corporate Notes and Bonds, 2.25% - 11.13%, due 11/15/2026 - 11/15/2066 and Municipal Debt Securities, 2.27% - 6.60%, due 11/1/2034 - 4/1/2041, with a value of $239,371.	225,000	225,000
UBS Securities LLC, 3.81%, dated 2/27/2026, due 3/6/2026, repurchase price $300,222, collateralized by Certificates of Deposit, 2.60%, due 10/4/2027, Corporate Notes and Bonds, 1.25% - 12.25%, due 3/1/2026 - 1/15/2083^^, Sovereign Government Securities, 3.50%, due 7/9/2041 and U.S. Treasury Securities, 0.00% - 4.13%, due 4/7/2026 - 2/15/2056, with a value of $320,430.	300,000	300,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/3/2026, repurchase price $230,097, collateralized by Commercial Paper, 0.00%, due 3/4/2026 - 8/10/2026, with a value of $241,678.	230,000	230,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $125,092, collateralized by Commercial Paper, 0.00% - 3.93%, due 3/5/2026 - 2/11/2027, with a value of $131,346.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.09%, dated 2/27/2026, due 4/24/2026, repurchase price $226,433, collateralized by Municipal Debt Securities, 0.00% - 6.88%, due 12/1/2026 - 6/1/2066, with a value of $239,465.	225,000	225,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/26/2026, repurchase price $328,202, collateralized by Commercial Paper, 0.00% - 3.93%, due 3/4/2026 - 2/11/2027 and Corporate Notes and Bonds, 2.68% - 6.40%, due 4/23/2027 - 4/15/2058, with a value of $344,688.	325,000	325,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/27/2026, repurchase price $302,989, collateralized by Commercial Paper, 0.00%, due 3/12/2026 - 8/26/2026, with a value of $318,174.	300,000	300,000
Total Repurchase Agreements (Cost $26,020,000)		26,020,000
Municipal Bonds — 1.0%
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 3.70%, 3/6/2026 (a)	167,000	167,000
Colorado — 0.1%
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.72%, 3/6/2026 (a)	28,000	28,000
Series 2024G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	20,000	20,000
Series 2025L-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	25,000	25,000
Series 2025N-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.75%, 3/6/2026 (a)	19,000	19,000
Total Colorado		92,000
Illinois — 0.0% ^
Illinois Finance Authority, University of Chicago Series 2025A, Rev., VRDO, LIQ : Northern Trust Co. (The), 3.72%, 3/6/2026 (a)	33,500	33,500
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	62,415	62,415
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.1%
Massachusetts Housing Finance Agency, Single Family
Series 244, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	36,000	36,000
Series 248, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	25,000	25,000
Total Massachusetts		61,000
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 3.77%, 3/6/2026 (a)	76,318	76,318
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	33,710	33,710
Series 2024S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	14,930	14,930
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	20,000	20,000
Series 2025B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	9,935	9,935
Series 2025E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	33,955	33,955
Total Minnesota		188,848
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 3/6/2026 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 3.84%, 3/6/2026 (a) (b)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.1%
Pennsylvania Higher Education Assistance Agency
Series 2024A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 3/6/2026 (a)	29,694	29,694
Series 2025A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 3/6/2026 (a)	47,241	47,241
Total Pennsylvania		76,935
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	20,300	20,300
North Texas Higher Education Authority, Inc., Student Loan Asset Backed Notes, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	50,000	50,000
State of Texas, Public Finance Authority Series 2024A, GO, VRDO, LIQ : FHLB, 3.75%, 3/6/2026 (a)	44,300	44,300
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.76%, 3/6/2026 (a)	32,300	32,300
Total Texas		146,900
Total Municipal Bonds (Cost $981,303)		981,303
Short Term Investments — 72.6%
Commercial Paper — 37.0%
Antalis SA (France)
4.25%, 3/3/2026 (b) (c)	42,000	41,983
3.83%, 5/7/2026 (b) (c)	44,000	43,680
ANZ New Zealand International Ltd. (New Zealand), 3.78%, 8/26/2026 (b) (c)	100,000	98,165
ASB Bank Ltd. (New Zealand)
(SOFR + 0.21%), 3.88%, 3/2/2026 (b) (d)	125,000	125,001
3.76%, 4/28/2026 (b) (c)	73,000	72,552
3.77%, 5/26/2026 (b) (c)	76,000	75,318
Australia & New Zealand Banking Group Ltd. (Australia)
4.26%, 3/2/2026 (b) (c)	100,000	99,970
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	254,000	254,050
4.16%, 3/19/2026 (b) (c)	40,000	39,918
4.21%, 4/20/2026 (b) (c)	43,805	43,572
4.22%, 4/28/2026 (b) (c)	200,000	198,773
4.06%, 5/11/2026 (b) (c)	100,000	99,255
3.89%, 7/2/2026 (b) (c)	115,000	113,544
3.85%, 7/10/2026 (b) (c)	350,000	345,292
3.73%, 7/30/2026 (b) (c)	68,000	66,951
3.70%, 8/5/2026 (b) (c)	150,000	147,595
3.72%, 8/7/2026 (b) (c)	67,000	65,912
3.72%, 10/28/2026 (b) (c)	31,000	30,246
3.72%, 10/29/2026 (b) (c)	67,000	65,365
3.70%, 11/4/2026 (b) (c)	30,000	29,251
3.75%, 11/27/2026 (b) (c)	120,000	116,743
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Automatic Data Processing, Inc., 3.67%, 3/4/2026 (b) (c)	400,000	399,795
Banco Santander SA (Spain), 3.87%, 5/4/2026 (b) (c)	170,000	168,835
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (d)	80,000	80,004
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	52,000	52,013
(SOFR + 0.35%), 4.02%, 3/2/2026 (b) (d)	110,000	110,055
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	128,000	128,104
(SOFR + 0.37%), 4.04%, 3/2/2026 (b) (d)	123,000	123,021
(SOFR + 0.38%), 4.05%, 3/2/2026 (b) (d)	72,000	72,044
4.25%, 6/8/2026 (c)	63,000	62,344
4.26%, 7/7/2026 (c)	65,000	64,126
4.02%, 9/3/2026 (c)	115,000	112,793
3.84%, 12/4/2026 (b) (c)	100,000	97,181
Bank of New Zealand (New Zealand)
3.98%, 4/2/2026 (b) (c)	39,000	38,865
3.91%, 4/16/2026 (b) (c)	100,000	99,509
3.94%, 5/1/2026 (b) (c)	60,000	59,614
3.88%, 6/9/2026 (b) (c)	25,000	24,740
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	76,000	76,014
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	130,000	130,045
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	130,000	130,045
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	184,000	183,974
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	138,000	137,998
(SOFR + 0.31%), 3.98%, 3/2/2026 (b) (d)	15,000	15,007
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	125,000	125,026
4.08%, 3/3/2026 (b) (c)	36,600	36,585
4.05%, 6/2/2026 (b) (c)	134,000	132,676
4.05%, 6/9/2026 (b) (c)	125,000	123,679
3.79%, 11/30/2026 (b) (c)	110,000	106,967
3.74%, 2/12/2027 (b) (c)	131,000	126,470
Barclays Bank plc (United Kingdom)
4.03%, 3/12/2026 (b) (c)	50,000	49,933
4.01%, 3/26/2026 (b) (c)	130,000	129,629
3.89%, 4/23/2026 (b) (c)	80,170	79,702
Barton Capital SA (France)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	75,000	74,996
3.80%, 8/5/2026 (b) (c)	50,000	49,181
Bedford Row Funding Corp.
4.10%, 5/14/2026 (b) (c)	52,000	51,594
3.77%, 11/20/2026 (b) (c)	200,000	194,623
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Bennington Stark Capital Co. LLC
3.81%, 4/10/2026 (b) (c)	46,279	46,078
3.80%, 5/6/2026 (b) (c)	180,000	178,731
BNP Paribas SA (France)
4.34%, 3/3/2026 (c)	267,000	266,892
4.29%, 4/8/2026 (c)	87,000	86,641
4.16%, 5/1/2026 (c)	70,000	69,546
4.15%, 5/15/2026 (c)	65,000	64,486
Britannia Funding Co. LLC
(SOFR + 0.34%), 4.01%, 3/2/2026 (b) (d)	125,000	125,002
(SOFR + 0.40%), 4.07%, 3/2/2026 (b) (d)	50,000	50,008
3.92%, 4/21/2026 (b) (c)	79,700	79,262
3.92%, 4/24/2026 (b) (c)	165,400	164,440
3.98%, 6/4/2026 (b) (c)	30,000	29,699
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	137,000	136,994
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	255,000	255,130
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	63,000	63,009
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	100,000	100,014
(SOFR + 0.38%), 4.05%, 3/2/2026 (b) (d)	120,000	120,141
4.15%, 4/24/2026 (b) (c)	191,000	189,893
4.25%, 6/5/2026 (b) (c)	223,000	220,740
4.26%, 6/10/2026 (b) (c)	126,000	124,656
4.18%, 7/7/2026 (b) (c)	226,000	222,951
3.89%, 9/30/2026 (b) (c)	65,000	63,588
3.77%, 10/28/2026 (b) (c)	120,000	117,069
CDP Financial, Inc. (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	25,000	24,996
4.08%, 7/1/2026 (b) (c)	85,000	83,923
4.08%, 7/2/2026 (b) (c)	25,000	24,681
Charta LLC, (SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	100,000	100,022
Chesham Finance Ltd. (Cayman Islands)
Series 2, 3.71%, 3/2/2026 (b) (c)	517,000	516,893
Series 2, 3.72%, 3/6/2026 (b) (c)	80,000	79,950
Series 1, 3.76%, 4/30/2026 (b) (c)	150,000	149,042
China Construction Bank Corp. (China), 3.65%, 3/2/2026 (b) (c)	151,000	150,954
Citigroup Global Markets Holdings, Inc., (SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	160,000	160,021
Concord Minutemen Capital Co. LLC Series C, (SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	50,000	50,004
Constellation Funding Co. LLC
3.99%, 6/2/2026 (b) (c)	73,000	72,278
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.84%, 7/22/2026 (b) (c)	160,000	157,596
Cooperatieve Rabobank UA (Netherlands), 4.04%, 5/29/2026 (c)	60,000	59,432
Credit Agricole Corporate and Investment Bank (France)
4.25%, 4/20/2026 (c)	300,000	298,428
3.95%, 5/6/2026 (c)	45,000	44,692
3.81%, 7/31/2026 (c)	250,000	246,130
3.81%, 10/23/2026 (c)	131,000	127,814
3.80%, 10/30/2026 (c)	80,000	77,999
3.69%, 11/6/2026 (c)	87,000	84,763
Credit Industriel et Commercial (France)
3.77%, 7/6/2026 (b) (c)	130,000	128,284
3.78%, 8/3/2026 (b) (c)	200,000	196,771
DBS Bank Ltd. (Singapore)
3.97%, 3/3/2026 (b) (c)	200,000	199,919
3.71%, 3/20/2026 (b) (c)	50,000	49,893
3.73%, 5/12/2026 (b) (c)	44,000	43,664
3.73%, 5/13/2026 (b) (c)	90,000	89,302
DNB Bank ASA (Norway)
(SOFR + 0.21%), 3.88%, 3/2/2026 (b) (d)	54,000	54,001
4.14%, 3/17/2026 (b) (c)	100,000	99,820
4.17%, 3/18/2026 (b) (c)	40,000	39,924
3.84%, 4/22/2026 (b) (c)	138,000	137,250
3.72%, 9/29/2026 (b) (c)	300,000	293,530
3.73%, 10/9/2026 (b) (c)	300,000	293,231
DZ Bank AG (Germany)
3.77%, 8/6/2026 (b) (c)	49,000	48,194
3.77%, 8/7/2026 (b) (c)	197,430	194,163
3.77%, 8/13/2026 (b) (c)	50,000	49,142
Fairway Finance Co. LLC, 4.01%, 3/12/2026 (b) (c)	46,000	45,939
Federation des Caisses Desjardins du Quebec (Canada)
3.74%, 7/17/2026 (b) (c)	205,000	202,087
3.72%, 12/18/2026 (b) (c)	200,000	194,112
3.76%, 2/25/2027 (b) (c)	130,000	125,294
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.00%, 3/9/2026 (b) (c)	80,000	79,919
3.90%, 4/29/2026 (b) (c)	185,000	183,831
3.98%, 6/2/2026 (b) (c)	75,000	74,262
3.85%, 7/7/2026 (b) (c)	350,000	345,303
3.84%, 7/10/2026 (b) (c)	260,000	256,431
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Glencove Funding LLC (Ireland), 3.99%, 3/9/2026 (b) (c)	51,000	50,948
Great Bear Funding LLC
(SOFR + 0.23%), 3.89%, 3/2/2026 (b) (d)	100,000	100,001
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	50,000	50,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	100,000	100,002
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	100,000	100,003
3.68%, 3/4/2026 (b) (c)	100,000	99,949
ING US Funding LLC (Netherlands)
(SOFR + 0.22%), 3.89%, 3/2/2026 (b) (d)	50,000	50,010
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	125,000	125,025
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	147,000	146,977
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	76,000	76,012
3.84%, 5/4/2026 (b) (c)	130,000	129,116
4.10%, 5/18/2026 (b) (c)	105,000	104,136
4.10%, 5/19/2026 (b) (c)	112,000	111,067
4.10%, 5/26/2026 (b) (c)	65,000	64,412
3.91%, 7/2/2026 (b) (c)	62,000	61,205
Intrepid Funding Co. LLC
(SOFR + 0.28%), 3.95%, 3/2/2026 (d)	121,000	121,012
(SOFR + 0.28%), 3.95%, 3/2/2026 (d)	50,000	50,003
4.01%, 4/7/2026 (b) (c)	100,000	99,597
3.98%, 4/10/2026 (b) (c)	31,000	30,866
3.98%, 4/16/2026 (b) (c)	205,000	203,985
4.00%, 4/24/2026	100,000	100,017
Ionic Funding LLC
Series IIIA, (SOFR + 0.26%), 3.93%, 3/2/2026 (d)	215,000	215,023
Series IIIA, 4.05%, 3/19/2026 (c)	120,000	119,749
Series IIIA, 3.80%, 4/24/2026 (c)	200,000	198,830
Series IIIA, 3.82%, 5/28/2026 (c)	100,000	99,060
Korea Development Bank (South Korea)
3.99%, 3/9/2026 (c)	30,000	29,969
4.01%, 4/1/2026 (c)	50,000	49,829
Kreditanstalt fuer Wiederaufbau (Germany)
4.04%, 3/9/2026 (b) (c)	148,000	147,852
4.01%, 3/10/2026 (b) (c)	81,000	80,911
3.96%, 3/11/2026 (b) (c)	163,000	162,805
Landesbank Baden-Wuerttemberg (Germany), 3.66%, 3/2/2026 (c)	1,200,000	1,199,633
Lexington Parker Capital Co. LLC Series A, 3.70%, 3/5/2026 (b) (c)	200,146	200,021
Liberty Street Funding LLC
3.86%, 4/21/2026 (b) (c)	21,000	20,885
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.86%, 4/23/2026 (b) (c)	71,000	70,598
3.87%, 5/1/2026 (b) (c)	22,300	22,156
3.93%, 5/27/2026 (b) (c)	100,000	99,083
Lion Bay Funding LLC, 3.69%, 3/6/2026 (b) (c)	275,000	274,803
Lloyds Bank plc (United Kingdom)
3.99%, 3/2/2026 (c)	195,000	194,940
(SOFR + 0.18%), 3.85%, 3/2/2026 (d)	100,000	100,013
4.12%, 3/4/2026 (c)	144,000	143,926
4.12%, 3/5/2026 (c)	144,000	143,911
3.87%, 4/20/2026 (c)	122,000	121,353
3.78%, 4/22/2026 (c)	135,000	134,258
3.78%, 6/22/2026 (c)	198,000	195,668
3.80%, 7/2/2026 (c)	250,000	246,791
3.80%, 7/6/2026 (c)	200,000	197,353
3.78%, 8/3/2026 (c)	155,000	152,514
3.79%, 8/10/2026 (c)	127,000	124,874
3.78%, 8/21/2026 (c)	100,000	98,215
LMA-Americas LLC
3.96%, 3/12/2026 (b) (c)	50,000	49,933
3.95%, 5/6/2026 (b) (c)	50,000	49,648
Longship Funding LLC (Ireland), 3.78%, 3/23/2026 (b) (c)	80,000	79,802
Mackinac Funding Co. LLC
3.96%, 6/12/2026 (b) (c)	105,100	103,961
3.81%, 8/4/2026 (b) (c)	100,000	98,382
3.84%, 9/3/2026 (b) (c)	97,000	95,137
Macquarie Bank Ltd. (Australia)
3.99%, 3/10/2026 (b) (c)	25,000	24,972
3.86%, 4/1/2026 (b) (c)	200,000	199,325
3.96%, 5/5/2026 (b) (c)	100,000	99,314
3.78%, 7/20/2026 (b) (c)	77,000	75,877
Mainbeach Funding LLC, (SOFR + 0.15%), 3.82%, 3/2/2026 (b) (d)	50,000	50,000
MetLife Short Term Funding LLC, 3.98%, 3/17/2026 (b) (c)	59,000	58,891
Mitsubishi UFJ Trust & Banking Corp. (Japan), 3.78%, 7/8/2026 (b) (c)	142,000	140,050
Mizuho Bank Ltd. (Japan)
4.00%, 3/13/2026 (b) (c)	213,000	212,697
3.94%, 4/10/2026 (c)	112,000	111,521
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 3.91%, 3/2/2026 (b) (d)	117,000	116,983
Series B, (SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	100,000	100,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	115,000	115,050
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	53,000	53,022
National Bank of Canada (Canada), (SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	650,000	650,040
National Westminster Bank plc (United Kingdom)
3.65%, 3/4/2026 (b) (c)	200,000	199,897
3.77%, 7/27/2026 (b) (c)	92,700	91,282
Natixis SA (France)
3.76%, 4/7/2026 (c)	150,000	149,395
3.78%, 8/3/2026 (c)	321,000	315,796
Nieuw Amsterdam Receivables Corp., 3.98%, 3/17/2026 (b) (c)	72,000	71,865
Nordea Bank Abp (Finland)
(SOFR + 0.25%), 3.92%, 3/2/2026 (b) (d)	15,000	15,008
(SOFR + 0.25%), 3.92%, 3/2/2026 (b) (d)	50,000	50,026
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	75,000	75,050
4.26%, 3/25/2026 (b) (c)	275,000	274,263
4.24%, 3/26/2026 (b) (c)	100,000	99,721
Norfina Ltd. (Australia)
3.95%, 3/4/2026 (b) (c)	30,000	29,985
3.77%, 6/10/2026 (b) (c)	59,990	59,358
3.89%, 7/8/2026 (b) (c)	55,000	54,264
3.77%, 7/22/2026 (b) (c)	75,000	73,891
3.77%, 8/4/2026 (b) (c)	40,000	39,356
3.79%, 8/19/2026 (b) (c)	25,000	24,559
NRW Bank (Germany)
3.91%, 3/25/2026 (b) (c)	66,000	65,829
3.91%, 3/26/2026 (b) (c)	100,000	99,730
3.90%, 4/1/2026 (b) (c)	227,000	226,253
Old Line Funding LLC, 4.10%, 5/15/2026 (b) (c)	25,000	24,801
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	150,000	150,015
3.77%, 5/22/2026 (b) (c)	100,000	99,126
3.78%, 6/1/2026 (b) (c)	50,000	49,513
3.78%, 6/2/2026 (b) (c)	200,000	198,030
Paradelle Funding LLC
(SOFR + 0.32%), 3.99%, 3/2/2026 (d)	132,000	132,001
3.79%, 12/31/2026 (c)	136,000	131,788
3.78%, 1/15/2027 (c)	100,000	96,762
Province of Ontario Canada (Canada)
4.06%, 3/4/2026 (c)	49,400	49,375
3.71%, 4/1/2026 (c)	200,000	199,336
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Ridgefield Funding Co. LLC Series A1, 3.95%, 6/16/2026 (b) (c)	100,000	98,879
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	230,000	230,037
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	140,000	140,095
(SOFR + 0.35%), 4.02%, 3/2/2026 (b) (d)	130,000	130,096
4.25%, 5/27/2026 (b) (c)	190,000	188,239
4.19%, 7/7/2026 (b) (c)	182,000	179,581
Sheffield Receivables Co. LLC (United Kingdom), (SOFR + 0.22%), 3.89%, 3/2/2026 (b) (d)	67,000	67,003
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	49,000	49,022
3.96%, 3/26/2026 (b) (c)	100,000	99,721
4.26%, 4/1/2026 (b) (c)	120,000	119,590
4.25%, 4/2/2026 (b) (c)	69,000	68,757
3.92%, 5/5/2026 (b) (c)	72,000	71,503
4.08%, 5/20/2026 (b) (c)	51,000	50,571
3.91%, 6/25/2026 (b) (c)	50,000	49,402
3.90%, 6/29/2026 (b) (c)	51,000	50,370
4.18%, 7/8/2026 (b) (c)	77,000	75,978
3.87%, 9/25/2026 (b) (c)	50,000	48,935
3.72%, 10/2/2026 (b) (c)	125,000	122,256
Starbird Funding Corp.
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	91,000	91,018
3.79%, 8/5/2026 (b) (c)	40,000	39,345
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	255,000	255,035
(SOFR + 0.25%), 3.92%, 3/2/2026 (b) (d)	130,000	130,035
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	100,000	100,034
3.99%, 3/9/2026 (b) (c)	25,000	24,975
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.06%, 3/5/2026 (b) (c)	305,000	304,816
3.82%, 3/30/2026 (b) (c)	175,000	174,437
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	49,000	49,027
4.23%, 4/28/2026 (b) (c)	100,000	99,384
3.90%, 5/11/2026 (b) (c)	220,000	218,362
4.10%, 5/19/2026 (b) (c)	104,000	103,145
4.09%, 5/28/2026 (b) (c)	130,000	128,818
4.05%, 6/1/2026 (b) (c)	110,000	108,956
4.23%, 6/10/2026 (b) (c)	127,000	125,683
3.90%, 6/29/2026 (b) (c)	117,000	115,568
4.18%, 7/7/2026 (b) (c)	122,000	120,400
3.75%, 7/15/2026 (b) (c)	150,000	147,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Swedbank AB (Sweden)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	98,000	98,002
4.25%, 5/1/2026 (b) (c)	229,000	227,503
4.01%, 5/11/2026 (b) (c)	102,000	101,235
3.90%, 5/13/2026 (b) (c)	90,000	89,308
4.08%, 5/26/2026 (b) (c)	78,000	77,305
4.05%, 6/3/2026 (b) (c)	137,000	135,671
3.75%, 7/13/2026 (b) (c)	100,000	98,617
3.72%, 9/29/2026 (b) (c)	140,000	136,969
Texas Public Finance Authority
Series 09-A, 3.75%, 3/12/2026	72,600	72,603
3.80%, 3/25/2026	44,325	44,327
Thunder Bay Funding LLC
(SOFR + 0.22%), 3.89%, 3/2/2026 (b) (d)	51,000	51,002
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	91,000	91,036
4.10%, 5/14/2026 (b) (c)	92,000	91,279
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.02%, 3/2/2026 (b) (d)	195,000	195,089
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	250,000	250,039
(SOFR + 0.37%), 4.04%, 3/2/2026 (b) (d)	161,000	161,158
4.16%, 4/14/2026 (b) (c)	226,000	224,916
4.14%, 4/16/2026 (b) (c)	192,000	191,039
4.10%, 5/4/2026 (b) (c)	100,000	99,311
TotalEnergies Capital SA (France)
3.90%, 4/15/2026 (b) (c)	60,000	59,710
3.75%, 6/26/2026 (b) (c)	40,000	39,511
3.75%, 6/30/2026 (b) (c)	150,000	148,104
Toyota Motor Credit Corp.
4.22%, 4/15/2026 (c)	50,000	49,759
4.09%, 5/26/2026 (c)	40,000	39,638
3.93%, 8/3/2026 (c)	40,000	39,360
UBS AG (Switzerland)
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	150,000	150,022
4.02%, 5/5/2026 (b) (c)	200,000	198,614
United Overseas Bank Ltd. (Singapore), (SOFR + 0.18%), 3.86%, 3/2/2026 (b) (d)	240,000	239,971
Versailles Commercial Paper LLC, 3.76%, 5/4/2026 (c)	250,000	248,282
Verto Capital I Compartment A (Luxembourg)
3.82%, 4/24/2026 (b) (c)	200,000	198,805
3.83%, 5/1/2026 (b) (c)	110,000	109,261
Verto Capital I Compartment C (Luxembourg)
3.70%, 3/3/2026 (b) (c)	50,000	49,979
3.82%, 4/24/2026 (b) (c)	100,000	99,402
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Victory Receivables Corp., 3.69%, 3/4/2026 (b) (c)	165,000	164,915
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	125,000	124,989
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	90,000	89,984
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	200,000	200,005
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	98,000	98,002
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	60,000	60,037
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	47,750	47,775
4.22%, 6/5/2026 (b) (c)	102,000	100,970
4.16%, 7/2/2026 (b) (c)	128,000	126,332
3.83%, 7/7/2026 (b) (c)	100,000	98,652
3.74%, 8/31/2026 (b) (c)	110,000	107,906
3.78%, 11/25/2026 (b) (c)	100,000	97,297
3.72%, 12/17/2026 (b) (c)	175,000	169,887
3.74%, 1/20/2027 (b) (c)	37,000	35,794
3.74%, 1/21/2027 (b) (c)	41,850	40,482
3.74%, 1/25/2027 (b) (c)	103,000	99,592
3.77%, 1/29/2027 (b) (c)	62,000	59,924
Total Commercial Paper (Cost $36,980,573)		36,985,776
Certificates of Deposits — 15.1%
ABN AMRO Bank NV (Netherlands) , 4.13%, 3/4/2026 (c)	196,000	195,901
Banco Santander SA (Spain)
3.92%, 4/27/2026	13,000	13,001
4.00%, 5/5/2026	120,000	120,035
3.98%, 5/11/2026	230,000	230,074
Bank of America NA
4.26%, 4/23/2026	230,000	230,137
3.96%, 5/6/2026	187,000	187,057
4.20%, 5/28/2026	135,000	135,130
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.01%, 3/2/2026 (d)	50,000	50,023
(SOFR + 0.37%), 4.04%, 3/2/2026 (d)	25,000	25,008
4.42%, 5/21/2026	100,000	100,116
4.41%, 5/28/2026	40,000	40,054
4.32%, 7/22/2026	100,000	100,179
3.79%, 2/4/2027 (c)	140,000	135,215
Barclays Bank plc (United Kingdom)
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	170,000	170,032
4.00%, 4/10/2026	192,000	192,022
4.06%, 5/18/2026	200,000	200,083
3.88%, 6/23/2026	275,000	275,021
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Canadian Imperial Bank of Commerce (Canada)
3.75%, 2/26/2027	250,000	250,120
3.75%, 3/3/2027	69,000	69,000
China Construction Bank Corp. (China)
3.68%, 3/3/2026	250,000	250,000
3.68%, 3/5/2026	500,000	500,000
Cooperatieve Rabobank UA (Netherlands) , 4.40%, 3/10/2026	100,000	100,019
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.27%), 3.94%, 3/2/2026 (d)	50,000	50,033
4.44%, 3/12/2026	266,000	266,047
4.08%, 3/31/2026	55,000	55,017
4.35%, 4/8/2026	131,000	131,060
4.19%, 5/26/2026	163,000	163,175
Credit Agricole SA (France)
4.00%, 4/1/2026 (c)	275,000	274,038
4.12%, 5/14/2026 (c)	185,000	183,530
3.82%, 10/29/2026 (c)	140,000	136,520
Credit Industriel et Commercial (France)
4.03%, 3/3/2026 (c)	75,000	74,969
3.97%, 5/14/2026 (c)	230,000	228,188
3.82%, 6/29/2026 (c)	250,000	246,833
3.79%, 7/13/2026 (c)	210,000	207,035
3.83%, 8/5/2026 (c)	260,000	255,708
DNB Bank ASA (Norway) , 3.75%, 12/31/2026	100,000	100,015
DZ Bank AG (Germany) , 3.78%, 7/23/2026 (c)	400,000	393,982
Industrial & Commercial Bank of China Ltd. (China)
3.80%, 3/2/2026	180,000	180,002
3.80%, 3/2/2026	100,000	100,001
3.80%, 3/31/2026	103,000	102,998
3.80%, 5/1/2026	192,000	192,004
3.80%, 5/1/2026	192,000	192,004
ING Bank NV (Netherlands)
3.88%, 7/23/2026	235,000	235,060
3.75%, 10/9/2026	150,000	150,005
3.80%, 10/27/2026	165,000	165,078
Korea Development Bank (South Korea)
4.00%, 5/6/2026	30,000	30,011
3.78%, 6/26/2026	50,000	50,001
3.81%, 8/26/2026	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	117,000	116,995
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	100,000	100,026
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	50,000	50,013
4.20%, 3/5/2026	148,000	148,012
4.04%, 4/1/2026 (c)	50,000	49,827
3.94%, 4/14/2026 (c)	10,000	9,952
3.83%, 8/12/2026	100,000	100,011
Mizuho Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	169,000	168,998
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	24,000	23,999
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	200,000	199,991
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	204,000	204,002
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	220,000	220,062
3.95%, 6/3/2026	108,000	108,042
3.80%, 7/6/2026	184,000	183,991
3.75%, 8/25/2026	139,000	138,973
MUFG Bank Ltd. (Japan)
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	220,000	220,003
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	183,000	183,003
(SOFR + 0.27%), 3.94%, 3/2/2026 (d)	50,000	50,017
National Australia Bank Ltd. (Australia)
3.98%, 3/10/2026 (c)	200,000	199,767
3.84%, 4/23/2026 (c)	169,000	168,019
3.77%, 9/1/2026 (c)	150,000	147,129
3.76%, 10/26/2026 (c)	150,000	146,342
3.75%, 11/27/2026 (c)	120,000	116,716
3.75%, 11/30/2026 (c)	250,000	243,088
3.71%, 12/22/2026 (c)	150,000	145,545
Nordea Bank Abp (Finland) (SOFR + 0.26%), 3.93%, 3/2/2026 (d)	55,000	55,006
Norinchukin Bank (The) (Japan)
3.68%, 3/4/2026	180,000	180,000
3.68%, 3/5/2026	125,000	125,000
Oversea-Chinese Banking Corp. Ltd. (Singapore)
3.75%, 8/4/2026	200,000	199,952
3.72%, 8/11/2026	200,000	199,936
Skandinaviska Enskilda Banken AB (Sweden) , 3.75%, 10/13/2026	100,000	99,996
Standard Chartered Bank (United Kingdom) (SOFR + 0.25%), 3.92%, 3/2/2026 (d)	125,000	125,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.21%), 3.88%, 3/2/2026 (d)	100,000	100,005
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	200,000	200,020
3.79%, 7/13/2026 (c)	145,000	142,963
3.81%, 8/4/2026 (c)	154,000	151,492
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	192,000	192,025
4.18%, 3/3/2026	247,000	247,014
4.00%, 3/10/2026 (c)	111,000	110,876
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.28%), 3.95%, 3/2/2026 (d)	69,000	69,006
(SOFR + 0.30%), 3.97%, 3/2/2026 (d)	53,000	53,029
Toronto-Dominion Bank (The) (Canada) , 3.82%, 7/24/2026 (c)	185,000	182,195
UBS AG (Switzerland) , 4.10%, 6/5/2026	260,000	260,189
Wells Fargo Bank NA
(SOFR + 0.31%), 3.98%, 3/2/2026 (d)	100,000	100,047
3.80%, 9/22/2026	130,000	130,039
3.75%, 10/27/2026	140,000	140,023
3.75%, 10/29/2026	112,000	112,016
3.78%, 11/24/2026	110,000	110,031
3.76%, 11/30/2026	137,000	137,006
3.75%, 1/20/2027	100,000	99,983
3.75%, 1/25/2027	57,000	56,992
3.75%, 1/29/2027	112,000	111,985
Westpac Banking Corp. (Australia) (SOFR + 0.30%), 3.97%, 3/2/2026 (d)	100,000	100,050
Woori Bank (South Korea)
4.10%, 3/26/2026 (b)	40,000	40,010
3.85%, 3/27/2026 (b)	25,000	25,002
Total Certificates of Deposit (Cost $15,078,952)		15,080,952
Time Deposits — 11.0%
ABN AMRO Bank NV (Netherlands)
3.66%, 3/4/2026	700,000	700,000
3.66%, 3/5/2026	1,000,000	1,000,000
3.66%, 3/6/2026	100,000	100,000
Agricultural Bank of China Ltd. 3.65%, 3/2/2026	150,000	150,000
Bank of America NA
3.68%, 3/3/2026	400,000	400,000
3.68%, 3/4/2026	350,000	350,000
3.68%, 3/6/2026	1,000,000	1,000,000
China Construction Bank Corp.
3.65%, 3/2/2026	500,000	500,000
3.65%, 3/2/2026	150,000	150,000
Credit Agricole Corporate and Investment Bank (France) 3.67%, 3/6/2026	250,000	250,000
DBS Bank Ltd. (Singapore)
3.66%, 3/2/2026	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	13

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
3.66%, 3/3/2026	50,000	50,000
3.67%, 3/4/2026	200,000	200,000
3.67%, 3/4/2026	200,000	200,000
3.67%, 3/6/2026	100,000	100,000
3.67%, 3/6/2026	100,000	100,000
First Abu Dhabi Bank USA NV (United Arab Emirates) 3.62%, 3/2/2026	700,000	700,000
Mizuho Bank Ltd. (Japan) 3.64%, 3/2/2026	1,000,000	1,000,000
National Bank of Canada (Canada)
3.67%, 3/2/2026 (a)	640,000	640,000
3.67%, 3/3/2026	375,000	375,000
NRW Bank (Germany)
3.65%, 3/3/2026	100,000	100,000
3.66%, 3/4/2026	450,000	450,000
Royal Bank of Canada
3.70%, 3/2/2026	350,000	350,000
3.70%, 3/4/2026	850,000	850,000
Skandinaviska Enskilda Banken AB (Sweden)
3.63%, 3/2/2026	1,000,000	1,000,000
3.65%, 3/4/2026	200,000	200,000
Total Time Deposits (Cost $10,965,000)		10,965,000
U.S. Treasury Obligations — 9.5%
U.S. Treasury Bills
3.64%, 3/24/2026 (c)	600,000	598,675
3.64%, 3/26/2026 (c)	1,070,000	1,067,402
3.65%, 3/31/2026 (c)	1,910,000	1,904,415
3.64%, 4/7/2026 (c)	1,537,150	1,531,578
3.65%, 4/14/2026 (c)	1,100,000	1,095,231
3.89%, 4/16/2026 (c)	375,000	373,302
3.65%, 4/21/2026 (c)	945,000	940,246
3.63%, 4/28/2026 (c)	945,000	939,572
3.53%, 6/25/2026 (c)	1,050,000	1,038,067
Total U.S. Treasury Obligations (Cost $9,487,818)		9,488,488
Total Short Term Investments (Cost $72,512,343)		72,520,216
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 99.6% (Cost $99,513,646)		99,521,519
Other Assets in Excess of Liabilities — 0.4%		433,861
NET ASSETS — 100.0%		99,955,380

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2026.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The rate shown is the effective yield as of February 28, 2026.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.9%
Alabama — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	4,050	4,050
Alaska — 1.2%
Alaska Housing Finance Corp., Home Mortgage Series 2009B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/6/2026 (b)	29,525	29,525
City of Valdez, Exxon Pipeline Co. Project Series 1993C, Rev., VRDO, 2.00%, 3/2/2026 (b)	7,190	7,190
Total Alaska		36,715
Arizona — 2.9%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 1.85%, 3/6/2026 (b)	82,125	82,125
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6037, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	2,835	2,835
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.03%, 3/6/2026 (a) (b)	1,000	1,000
Total Arizona		85,960
Arkansas — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2026-XF3503, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	7,960	7,960
California — 4.3%
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 1.35%, 3/6/2026 (b)	34,025	34,025
Public Finance Authority Series 25-VRS213, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	19,238	19,238
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	18,655	18,655
Series 2025-XF3470, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/6/2026 (a) (b)	1,875	1,875
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/6/2026 (a) (b)	6,795	6,795
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	6,665	6,665
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	2,250	2,250
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.92%, 3/6/2026 (a) (b)	5,900	5,900
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	5,006	5,006
Total California		127,409
Colorado — 0.7%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.90%, 3/6/2026 (b)	11,100	11,100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Total Colorado		19,100
Connecticut — 3.1%
Capital Region Development Authority, Parking and Energy Fee Series 2004B, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/6/2026 (b)	10,965	10,965
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	14,500	14,500
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	10,000	10,000
Connecticut State Health and Educational Facilities Authority, New Haven Hospital Series D, Rev., VRDO, 1.70%, 3/6/2026 (b)	15,250	15,250
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017A-2, Rev., VRDO, 1.50%, 3/6/2026 (b)	38,660	38,660
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,010	3,010
Total Connecticut		92,385
District of Columbia — 1.6%
Metropolitan Washington Airports Authority Aviation Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,660	2,660
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	3,800	3,800
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	25,140	25,140
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,360	1,360
Series 2025-XF3433, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,415	2,415
Series 2025-YX1438, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	6,970	6,970
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	2,500	2,500
Total District of Columbia		46,635
Florida — 8.5%
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 1.88%, 3/6/2026 (b)	16,930	16,930
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 2.15%, 3/6/2026 (b)	10,000	10,000
County of Martin, Florida Power and Light Co., Project, Rev., VRDO, 2.00%, 3/6/2026 (b)	27,875	27,875
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.90%, 3/6/2026 (b)	58,400	58,400
Deutsche Bank Spears Series DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	6,015	6,015
Highlands County Health Facilities Authority, Adventist Health System
Series 2012I-2, Rev., VRDO, 1.85%, 3/6/2026 (b)	26,175	26,175
Series 2012I-4, Rev., VRDO, 1.90%, 3/6/2026 (b)	2,100	2,100
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	16,000	16,000
Series 2026-VRS224, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	14,900	14,900
Series 2025-VRS215, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	19,900	19,900
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	8,000	8,000
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,650	4,650
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-ZF3457, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,945	3,945
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 1.93%, 3/6/2026 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 2.00%, 3/6/2026 (a) (b)	7,240	7,240
Total Florida		251,105
Georgia — 1.8%
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 2.00%, 3/6/2026 (b)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6042, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	8,220	8,220
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	17,600	17,600
Series 2025-ZF1829, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,445	4,445
Series 2024-XF1786, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	7,595	7,595
Total Georgia		51,860
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	3,675	3,675
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,705	1,705
Series 2026-CF7072, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	13,746	13,746
Total Idaho		19,126
Illinois — 3.9%
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 1.87%, 3/6/2026 (b)	23,240	23,240
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	8,100	8,100
Illinois Housing Development Authority, 400 Lake Shore Drive Series 2025C6, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.88%, 3/6/2026 (b)	11,065	11,065
Public Finance Authority Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	40,000	40,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	14,065	14,065
Total Illinois		116,470
Indiana — 0.9%
Indiana Finance Authority, Ascension Senior Credit Group Series 2025D-1, Rev., VRDO, 1.85%, 3/6/2026 (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3498, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,425	2,425
Total Indiana		27,425
Iowa — 2.1%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.14%, 3/6/2026 (a) (b)	3,100	3,100
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 1.91%, 3/6/2026 (b)	29,300	29,300
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.87%, 3/6/2026 (b)	5,170	5,170
Series 2022E, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.88%, 3/6/2026 (b)	6,665	6,665
Series 2021E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 1.89%, 3/6/2026 (b)	6,650	6,650
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,300	4,300
Series 2025-XG0599, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,625	5,625
Total Iowa		60,810
Kansas — 0.5%
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	16,000	16,000
Kentucky — 2.5%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project, Rev., VRDO, LOC : PNC Bank NA, 1.88%, 3/6/2026 (b)	44,000	44,000
Louisville, Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC : PNC Bank NA, 1.90%, 3/6/2026 (b)	7,475	7,475
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	10,950	10,950
Tender Option Bond Trust Receipts/Certificates Series 2026-BAML5070, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	11,040	11,040
Total Kentucky		73,465
Louisiana — 4.1%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 2.00%, 3/2/2026 (b)	15,625	15,625
Series 2010B, Rev., VRDO, 2.00%, 3/2/2026 (b)	50,000	50,000
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 1.90%, 3/6/2026 (b)	4,750	4,750
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	50,000	50,000
Total Louisiana		120,375
Maryland — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	5,615	5,615
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	6,000	6,000
Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,215	1,215
Total Massachusetts		7,215
Michigan — 1.8%
Michigan Finance Authority, Corewell Health Series 2025D, Rev., VRDO, 1.84%, 3/6/2026 (b)	26,665	26,665
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,550	4,550
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XF1874, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-XF3362, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,560	3,560
Series 2025-XF3385, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,600	4,600
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	5,000	5,000
Total Michigan		53,150
Minnesota — 0.2%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/6/2026 (b)	3,195	3,195
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 1.90%, 3/6/2026 (a) (b)	3,400	3,400
Total Minnesota		6,595
Mississippi — 4.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 2.07%, 3/2/2026 (b)	11,100	11,100
Series 2007C, Rev., VRDO, 2.07%, 3/2/2026 (b)	7,135	7,135
Series 2009A, Rev., VRDO, 2.07%, 3/2/2026 (b)	2,670	2,670
Series 2009B, Rev., VRDO, 2.07%, 3/2/2026 (b)	18,185	18,185
Series 2009G, Rev., VRDO, 2.07%, 3/2/2026 (b)	25,055	25,055
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2010I, Rev., VRDO, 2.07%, 3/2/2026 (b)	45,000	45,000
Series 2011G, Rev., VRDO, 2.07%, 3/2/2026 (b)	9,400	9,400
Total Mississippi		118,545
Missouri — 2.7%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.97%, 3/6/2026 (b)	5,650	5,650
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 1.85%, 3/6/2026 (b)	22,585	22,585
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.97%, 3/2/2026 (b)	5,855	5,855
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 1.93%, 3/6/2026 (b)	1,330	1,330
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	16,760	16,760
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 1.93%, 3/6/2026 (b)	2,770	2,770
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,990	4,990
Series 2025-XF1839, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,950	2,950
Series 2025-YX1436, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,730	3,730
Total Missouri		79,095
Montana — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 1.0%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 1.91%, 3/6/2026 (b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	9,335	9,335
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	7,980	7,980
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,910	1,910
Total Nebraska		30,525
New York — 12.0%
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.90%, 3/2/2026 (b)	43,800	43,800
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	8,800	8,800
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	5,000	5,000
Deutsche Bank Spears
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	1,900	1,900
Series DB-8175, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,395	5,395
Metropolitan Transportation Authority Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (b)	14,300	14,300
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,075	2,075
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	700	700
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 2.05%, 3/6/2026 (b)	29,050	29,050
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 1.90%, 3/6/2026 (b)	3,550	3,550
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.95%, 3/2/2026 (b)	13,470	13,470
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (b)	44,390	44,390
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.90%, 3/2/2026 (b)	335	335
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 3/2/2026 (b)	7,830	7,830
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.02%, 3/2/2026 (b)	13,000	13,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.90%, 3/2/2026 (b)	60,805	60,805
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	29,450	29,450
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	10,000	10,000
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,675	2,675
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8037, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	5,330	5,330
Series 2026-XL0731, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	3,335	3,335
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	7,355	7,355
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,500	4,500
Series 2025-XL0617, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,975	3,975
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-ZF3465, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,285	3,285
Series 2026-XF3509, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,140	2,140
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	800	800
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	4,155	4,155
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	700	700
Total New York		355,175
North Carolina — 0.0% ^
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 2.60%, 3/6/2026 (b)	760	760
Ohio — 6.7%
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project
Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 1.88%, 3/6/2026 (b)	20,000	20,000
Series D, Rev., VRDO, LIQ : PNC Bank NA, 1.88%, 3/6/2026 (b)	4,580	4,580
Ohio State University (The), General Receipts Series 2023D-1, Rev., VRDO, 1.85%, 3/6/2026 (b)	24,950	24,950
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	6,550	6,550
Public Finance Authority
Series 2026-VRS222, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	15,190	15,190
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	24,950	24,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	10,000	10,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 1.85%, 3/6/2026 (b)	57,175	57,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	4,625	4,625
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	6,775	6,775
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,815	3,815
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,950	3,950
Series 2025-XF3484, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,970	4,970
Total Ohio		198,595
Oklahoma — 0.9%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	25,000	25,000
Oregon — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2026-CF7080, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	3,500	3,500
Other — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 3.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.80%, 3/2/2026 (b)	6,300	6,300
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.88%, 3/6/2026 (b)	11,710	11,710
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	23,460	23,460
Philadelphia Gas Works Co. Series C, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	10,855	10,855
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	2,180	2,180
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0673, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	4,270	4,270
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,350	1,350
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,125	3,125
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XF3360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,935	2,935
Series 2025-XG0626, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XL0697, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,375	3,375
Series 2025-XM1218, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	910	910
Series 2025-XM1300, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-YX1435, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,325	3,325
Series 2025-ZF3365, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2025-ZF3366, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,885	1,885
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	5,330	5,330
Total Pennsylvania		93,135
South Dakota — 0.4%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 1.88%, 3/6/2026 (b)	12,110	12,110
Tennessee — 3.3%
Metropolitan Knoxville Airport Authority, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (b)	35,575	35,575
Public Building Authority of Sevier County, Local Government Public Improvement Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (b)	42,850	42,850
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-XG0611, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,970	1,970
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	1,100	1,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 1.93%, 3/6/2026 (a) (b)	3,720	3,720
Total Tennessee		96,615
Texas — 9.5%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.88%, 3/6/2026 (b)	5,310	5,310
Deutsche Bank Spears Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	4,300	4,300
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Series 2025G, Rev., VRDO, LIQ : PNC Bank NA, 2.00%, 3/2/2026 (b)	30,000	30,000
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024F, Rev., VRDO, 1.70%, 3/6/2026 (b)	12,225	12,225
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 2.00%, 3/2/2026 (b)	12,592	12,592
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (b)	5,960	5,960
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025 E-1, Rev., VRDO, 1.87%, 3/6/2026 (b)	33,200	33,200
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	9,675	9,675
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	11,727	11,727
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	8,175	8,175
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	2,000	2,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	3,000	3,000
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,760	2,760
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,675	2,675
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	700	700
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,200	5,200
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,800	2,800
Series 2025-XF3431, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,800	1,800
Series 2025-XF3432, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XF3437, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-XF8021, GO, VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,410	3,410
Series 2025-XL0686, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XM1343, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,725	4,725
Series 2025-YX1412, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,035	3,035
Series 2025-ZF3369, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF3370, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF3461, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,250	4,250
Series 2025-ZF3467, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	1,500	1,500
Series 2026-CF7075, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	4,945	4,945
Series 2026-CF7081, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	9,235	9,235
Series 2026-XF3510, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2026-XM1345, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,300	2,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	2,805	2,805
Series 2025-XL0692, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	14,200	14,200
Series 2026-XF3504, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	8,800	8,800
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (b)	29,825	29,825
Total Texas		279,974
Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/6/2026 (b)	2,460	2,460
Vermont — 0.1%
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC : TD Bank NA, 2.08%, 3/2/2026 (b)	2,675	2,675
Virginia — 1.3%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 1.90%, 3/6/2026 (b)	2,440	2,440
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 2.00%, 3/6/2026 (b)	5,540	5,540
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	5,950	5,950
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,800	1,800
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,300	3,300
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,550	3,550
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2025-XX1394, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,125	4,125
Series 2025-XF8057, Rev., VRDO, LOC : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	2,500	2,500
Total Virginia		38,205
Washington — 1.8%
Deutsche Bank Spears Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	11,875	11,875
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 1.92%, 3/6/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,250	1,250
Series 2026-CF7074, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	20,065	20,065
Series 2026-CF7077, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	11,650	11,650
Total Washington		54,180
Wisconsin — 3.4%
Public Finance Authority
Series 2025-VRS221, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	25,000	25,000
Series 2025-VRS301, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	13,000	13,000
Tender Option Bond Trust Receipts/Certificates
Series 2026-BAML6047, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	28,425	28,425
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	1,785	1,785
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,455	1,455
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	7,500	7,500
Series 2026-XF3508, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,820	5,820
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	2,190	2,190
Total Wisconsin		101,285
Total Municipal Bonds (Cost $2,743,814)		2,743,814
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.5%
California — 0.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/6/2026# (a)	9,000	9,000
New York — 1.6%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 2, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026# (a)	13,600	13,600
Series 5, LIQ : TD Bank NA, 1.95%, 3/6/2026# (a)	34,200	34,200
Total New York		47,800
Other — 4.6%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (a)	46,700	46,700
Series 5, LIQ : Societe Generale, 1.93%, 3/6/2026# (a)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 1.96%, 3/5/2026# (a)	34,400	34,400
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 1.94%, 3/6/2026# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 1.97%, 3/6/2026# (a)	13,400	13,400
Total Other		136,900
Total Variable Rate Demand Preferred Shares (Cost $193,700)		193,700
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	23

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Total Investments — 99.4% (Cost $2,937,514) *		2,937,514
Other Assets in Excess of Liabilities — 0.6%		16,800
NET ASSETS — 100.0%		2,954,314

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 18.0%
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $50,016, collateralized by Corporate Notes and Bonds, 4.15% - 6.56%, due 10/18/2027 - 1/25/2036, with a value of $52,517.	50,000	50,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $150,047, collateralized by Collateralized Mortgage Obligations, 0.69% - 7.16%, due 11/25/2055 - 10/25/2066, Corporate Notes and Bonds, 3.88% - 10.00%, due 2/15/2028 - 11/30/2054 and FNMA, 4.52% - 4.96%, due 12/26/2041 - 2/25/2046, with a value of $162,050.	150,000	150,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $20,014, collateralized by Corporate Notes and Bonds, 1.95% - 5.70%, due 10/21/2027 - 5/30/2041, with a value of $21,061.	20,000	20,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $40,029, collateralized by Corporate Notes and Bonds, 1.51% - 6.42%, due 7/20/2027 - 11/1/2054, with a value of $42,121.	40,000	40,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/6/2026, repurchase price $90,065, collateralized by Collateralized Mortgage Obligations, 5.15% - 6.15%, due 5/18/2042 - 9/25/2065 and Corporate Notes and Bonds, 1.59% - 7.39%, due 3/15/2026 - 2/15/2056, with a value of $96,933.	90,000	90,000
BMO Capital Markets Corp., 3.74%, dated 2/27/2026, due 3/6/2026, repurchase price $125,091, collateralized by Collateralized Mortgage Obligations, 0.92% - 5.74%, due 9/17/2037 - 2/25/2071, with a value of $135,407.	125,000	125,000
BNP Paribas SA, 3.74%, dated 2/27/2026, due 3/4/2026, repurchase price $130,067, collateralized by Asset-Backed Securities, 5.19% - 5.52%, due 10/20/2036 - 4/15/2038, Collateralized Mortgage Obligations, 4.93% - 7.71%, due 12/25/2063 - 9/25/2070, Corporate Notes and Bonds, 1.15% - 7.50%, due 8/13/2026 - 7/28/2086^^ and FHLMC, 2.79%, due 6/25/2029, with a value of $137,280.	130,000	130,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $125,092, collateralized by Collateralized Mortgage Obligations, 6.75% - 8.31%, due 11/15/2027 - 8/15/2041, Corporate Notes and Bonds, 0.00% - 13.00%, due 10/31/2026 - 3/15/2042 and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $135,079.	125,000	125,000
BNP Paribas SA, 3.83%, dated 2/27/2026, due 3/6/2026, repurchase price $317,236, collateralized by Asset-Backed Securities, 5.42% - 5.52%, due 10/20/2036 - 10/20/2037, Collateralized Mortgage Obligations, 0.22% - 5.87%, due 7/15/2039 - 11/25/2065 and Corporate Notes and Bonds, 1.15% - 7.25%, due 4/16/2026 - 11/15/2065, with a value of $336,170.	317,000	317,000
BNP Paribas SA, 3.84%, dated 2/27/2026, due 3/6/2026, repurchase price $375,280, collateralized by Asset-Backed Securities, 0.01% - 7.42%, due 2/25/2028 - 10/20/2054, Collateralized Mortgage Obligations, 5.14%, due 7/25/2065, Corporate Notes and Bonds, 2.57% - 6.58%, due 2/24/2028 - 3/22/2053, FNMA, 4.25% - 13.13%, due 1/25/2034 - 5/25/2060 Municipal Debt Securities, 1.88%, due 7/25/2037 and Sovereign Government Securities, 1.38% - 6.00%, due 8/7/2026 - 1/12/2062, with a value of $400,698.	375,000	375,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $115,453, collateralized by Asset-Backed Securities, 4.03% - 4.84%, due 9/15/2028 - 4/25/2037, Collateralized Mortgage Obligations, 5.02% - 8.31%, due 8/15/2041 - 10/25/2065, Corporate Notes and Bonds, 0.00% - 13.50%, due 11/5/2026 - 3/7/2087^^ and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $126,808.	115,000	115,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $702,756, collateralized by Asset-Backed Securities, 0.00% - 12.28%, due 4/15/2026 - 12/25/2060^^, Collateralized Mortgage Obligations, 5.01%, due 10/26/2065 and Corporate Notes and Bonds, 4.20% - 12.00%, due 6/1/2029 - 1/15/2084^^, with a value of $784,415.	700,000	700,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $200,062, collateralized by Asset-Backed Securities, 0.00% - 5.09%, due 10/20/2034 - 11/25/2036 and Collateralized Mortgage Obligations, 0.00% - 9.59%, due 11/15/2027 - 12/25/2065, with a value of $216,003.	200,000	200,000
BofA Securities, Inc., 4.09%, dated 2/27/2026, due 6/2/2026, repurchase price $505,397, collateralized by Asset-Backed Securities, 4.00%, due 4/15/2028, Collateralized Mortgage Obligations, 0.00% - 11.53%, due 7/25/2026 - 1/25/2066, Corporate Notes and Bonds, 0.00%, due 7/15/2027 - 11/24/2028, FNMA, 3.00% - 10.52%, due 1/25/2040 - 4/25/2062 and Sovereign Government Securities, 6.00%, due 11/15/2026, with a value of $540,002.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.72%, dated 2/27/2026, due 3/2/2026, repurchase price $500,155, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 1/31/2032 - 2/15/2033, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $100,072, collateralized by Sovereign Government Securities, 0.00% - 8.88%, due 9/30/2027 - 1/19/2063, with a value of $107,439.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $101,036, collateralized by Common Stocks, with a value of $108,000.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $227,332, collateralized by Common Stocks and Preferred Stocks, 6.50%, with a value of $243,000.	225,000	225,000
Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $300,219, collateralized by Asset-Backed Securities, 3.85% - 6.52%, due 8/15/2029 - 12/20/2064, Collateralized Mortgage Obligations, 3.18% - 6.38%, due 11/20/2037 - 10/25/2056, Commercial Paper, 0.00%, due 3/27/2026 - 10/30/2026, Corporate Notes and Bonds, 1.16% - 11.13%, due 4/3/2026 - 2/15/2056^^ and Sovereign Government Securities, 3.10% - 9.25%, due 6/28/2027 - 5/7/2041, with a value of $319,012.	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $435,318, collateralized by Asset-Backed Securities, 2.79% - 6.66%, due 10/15/2029 - 9/15/2072, Collateralized Mortgage Obligations, 3.50% - 6.25%, due 11/20/2037 - 12/25/2058, Commercial Paper, 0.00%, due 3/24/2026 - 10/30/2026, Corporate Notes and Bonds, 1.65% - 12.25%, due 6/1/2026 - 12/31/2079^^ Sovereign Government Securities, 2.50% - 6.25%, due 6/17/2026 - 2/14/2037 and U.S. Treasury Securities, 4.38%, due 12/31/2029, with a value of $460,582.	435,000	435,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $850,259, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 3/31/2027 - 8/15/2044, with a value of $867,000.	850,000	850,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,000,610, collateralized by U.S. Treasury Securities, 0.50% - 4.38%, due 1/31/2027 - 2/15/2055, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,306, collateralized by FHLMC, 2.00% - 6.50%, due 11/1/2034 - 10/1/2055 and FNMA, 2.00% - 6.50%, due 9/1/2045 - 12/1/2055, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.05%, dated 2/27/2026, due 4/27/2026, repurchase price $427,821, collateralized by Asset-Backed Securities, 3.64% - 12.03%, due 7/15/2026 - 6/25/2065, Collateralized Mortgage Obligations, 1.17% - 5.00%, due 6/15/2034 - 12/16/2072, Corporate Notes and Bonds, 0.00% - 15.00%, due 3/9/2026 - 2/13/2047 and Sovereign Government Securities, 5.50% - 6.75%, due 2/4/2033 - 4/30/2043, with a value of $458,297.	425,000	425,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.08%, dated 2/27/2026, due 4/27/2026, repurchase price $573,811, collateralized by Asset-Backed Securities, 0.00% - 17.01%, due 4/20/2027 - 9/15/2069, Collateralized Mortgage Obligations, 0.00% - 10.02%, due 3/26/2029 - 10/25/2065, Commercial Paper, 0.00%, due 4/2/2026, Corporate Notes and Bonds, 0.00% - 14.40%, due 11/19/2026 - 5/15/2067 and Sovereign Government Securities, 0.00% - 4.25%, due 9/9/2030 - 12/15/2035, with a value of $613,320.	570,000	570,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $46,014, collateralized by Corporate Notes and Bonds, 2.22% - 6.38%, due 9/19/2027 - 2/4/2051, with a value of $48,315.	46,000	46,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by Common Stocks, with a value of $108,034.	100,000	100,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $170,053, collateralized by Corporate Notes and Bonds, 0.90% - 10.75%, due 11/15/2026 - 8/1/2069, with a value of $178,556.	170,000	170,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $200,062, collateralized by Common Stocks, with a value of $216,067.	200,000	200,000
ING Financial Markets LLC, 4.11%, dated 2/27/2026, due 3/23/2026, repurchase price $300,822, collateralized by Common Stocks, with a value of $326,294.	300,000	300,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/2/2026, repurchase price $50,016, collateralized by Asset-Backed Securities, 4.96% - 8.32%, due 5/19/2031 - 4/20/2038, Collateralized Mortgage Obligations, 2.97% - 5.46%, due 6/16/2036 - 5/25/2060, Corporate Notes and Bonds, 1.90% - 10.50%, due 10/5/2026 - 1/15/2067^^ and Sovereign Government Securities, 5.95% - 7.25%, due 1/15/2031 - 1/3/2035, with a value of $53,402.	50,000	50,000
Natixis SA, 3.79%, dated 2/27/2026, due 3/3/2026, repurchase price $110,046, collateralized by Common Stocks, with a value of $118,875.	110,000	110,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.82%, dated 2/27/2026, due 3/3/2026, repurchase price $440,187, collateralized by Asset-Backed Securities, 2.70% - 12.28%, due 4/15/2030 - 2/25/2056, Collateralized Mortgage Obligations, 2.00% - 6.92%, due 11/25/2035 - 2/25/2067, Corporate Notes and Bonds, 1.50% - 11.25%, due 3/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 5.95% - 6.50%, due 1/15/2031 - 1/3/2035, with a value of $469,129.	440,000	440,000
Natixis SA, 3.79%, dated 2/27/2026, due 3/4/2026, repurchase price $300,158, collateralized by Common Stocks, with a value of $324,171.	300,000	300,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/5/2026, repurchase price $75,047, collateralized by Asset-Backed Securities, 2.82% - 9.17%, due 9/1/2031 - 2/22/2039, Collateralized Mortgage Obligations, 2.86% - 7.47%, due 5/12/2034 - 2/25/2064, Corporate Notes and Bonds, 2.65% - 11.00%, due 3/15/2027 - 10/30/2056^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $80,310.	75,000	75,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $50,037, collateralized by Asset-Backed Securities, 3.50% - 7.92%, due 9/1/2031 - 1/15/2038, Collateralized Mortgage Obligations, 3.45% - 6.70%, due 11/25/2035 - 2/25/2064 and Corporate Notes and Bonds, 3.30% - 8.75%, due 6/15/2027 - 1/15/2067^^, with a value of $53,184.	50,000	50,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $80,059, collateralized by Asset-Backed Securities, 3.50% - 8.52%, due 4/25/2031 - 5/9/2039, Collateralized Mortgage Obligations, 2.41% - 6.45%, due 5/12/2034 - 4/25/2064, Corporate Notes and Bonds, 2.65% - 10.50%, due 5/25/2027 - 12/31/2079^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $85,723.	80,000	80,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $85,062, collateralized by Asset-Backed Securities, 3.50% - 11.08%, due 9/1/2031 - 10/25/2038, Collateralized Mortgage Obligations, 5.07% - 7.47%, due 3/17/2036 - 2/25/2064, Corporate Notes and Bonds, 2.90% - 9.50%, due 6/15/2027 - 11/3/2042^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $91,433.	85,000	85,000
Natixis SA, 3.81%, dated 2/27/2026, due 3/6/2026, repurchase price $75,056, collateralized by Asset-Backed Securities, 4.85% - 10.17%, due 10/22/2030 - 7/15/2039, Collateralized Mortgage Obligations, 1.17% - 6.85%, due 8/15/2036 - 2/25/2067 and Corporate Notes and Bonds, 3.13% - 10.00%, due 3/15/2027 - 12/31/2079^^, with a value of $80,025.	75,000	75,000
Pershing LLC, 4.03%, dated 2/27/2026, due
5/6/2026, repurchase price $151,142,
collateralized by Asset-Backed Securities,
0.00% - 11.44%, due 12/15/2027 -
1/25/2066, Certificates of Deposit, 3.55% -
5.05%, due 10/7/2026 - 2/18/2031,
Collateralized Mortgage Obligations, 0.81% -
5.38%, due 12/25/2030 - 12/15/2056,
Corporate Notes and Bonds, 0.00% - 10.38%,
due 11/20/2026 - 3/15/2087^^, FHLMC,
3.98% - 5.50%, due 12/26/2030 -
10/25/2055, FNMA, 4.00% - 4.97%, due
11/1/2052 - 3/25/2055, GNMA, 3.00% -
4.81%, due 1/20/2048 - 3/20/2074,
Municipal Debt Securities, 2.00% - 7.24%, due
6/1/2027 - 7/1/2059 and U.S. Treasury
Securities, 3.50% - 4.75%, due 1/31/2027 -
11/15/2043, with a value of $161,324.
	150,000	150,000
RBC Capital Markets LLC, 3.73%, dated 2/27/2026, due 3/4/2026, repurchase price $200,104, collateralized by Commercial Paper, 0.00%, due 4/27/2026, Corporate Notes and Bonds, 0.00% - 8.75%, due 3/15/2029 - 8/1/2044 and U.S. Treasury Securities, 3.50% - 3.75%, due 9/30/2029 - 11/30/2032, with a value of $206,225.	200,000	200,000
Societe Generale SA, 3.71%, dated 2/27/2026, due 3/2/2026, repurchase price $300,093, collateralized by Corporate Notes and Bonds, 1.50% - 9.25%, due 9/1/2026 - 11/24/2085, with a value of $315,097.	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.75%, dated 2/27/2026, due 3/2/2026, repurchase price $60,019, collateralized by Collateralized Mortgage Obligations, 4.25% - 6.37%, due 4/15/2041 - 9/25/2047, Corporate Notes and Bonds, 2.67% - 11.50%, due 5/20/2027 - 11/15/2066^^ and Sovereign Government Securities, 4.88% - 9.88%, due 4/7/2026 - 4/16/2043, with a value of $64,470.	60,000	60,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/3/2026, repurchase price $200,083, collateralized by Corporate Notes and Bonds, 1.16% - 7.30%, due 4/3/2026 - 4/22/2056 and U.S. Treasury Securities, 0.00%, due 10/29/2026, with a value of $210,152.	200,000	200,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/4/2026, repurchase price $300,155, collateralized by Collateralized Mortgage Obligations, 5.36% - 7.74%, due 11/15/2035 - 12/15/2044, Corporate Notes and Bonds, 1.90% - 7.02%, due 5/1/2026 - 12/31/2079^^ and Sovereign Government Securities, 3.38%, due 1/15/2050, with a value of $315,431.	300,000	300,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/4/2026, repurchase price $150,078, collateralized by Asset-Backed Securities, 4.88%, due 9/25/2035 and Corporate Notes and Bonds, 2.05% - 7.50%, due 2/15/2027 - 8/15/2056, with a value of $157,619.	150,000	150,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $200,145, collateralized by Corporate Notes and Bonds, 2.24% - 7.50%, due 8/1/2026 - 12/4/2065, with a value of $210,152.	200,000	200,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $75,055, collateralized by Corporate Notes and Bonds, 4.63% - 14.38%, due 3/22/2030 - 3/31/2032, with a value of $81,059.	75,000	75,000
Societe Generale SA, 4.03%, dated 2/27/2026, due 5/11/2026, repurchase price $226,839, collateralized by Corporate Notes and Bonds, 3.38% - 11.75%, due 3/7/2027 - 8/15/2052^^, with a value of $245,400.	225,000	225,000
TD Securities USA LLC, 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $400,124, collateralized by Corporate Notes and Bonds, 2.51% - 7.96%, due 11/15/2028 - 9/1/2053, with a value of $420,132.	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $550,402, collateralized by Municipal Debt Securities, 0.00% - 8.36%, due 12/15/2033 - 9/1/2066, with a value of $581,063.	550,000	550,000
TD Securities USA LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $125,092, collateralized by Corporate Notes and Bonds, 3.63% - 13.25%, due 8/15/2026 - 2/15/2034, with a value of $135,837.	125,000	125,000
TD Securities USA LLC, 4.05%, dated 2/27/2026, due 3/30/2026, repurchase price $75,262, collateralized by Asset-Backed Securities, 3.38%, due 11/1/2028, Corporate Notes and Bonds, 3.50% - 10.25%, due 6/15/2026 - 11/15/2066 and Municipal Debt Securities, 2.51% - 7.63%, due 2/1/2035 - 10/1/2046, with a value of $80,567.	75,000	75,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/3/2026, repurchase price $170,071, collateralized by Commercial Paper, 0.00%, due 3/2/2026 - 5/29/2026, with a value of $178,631.	170,000	170,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $75,055, collateralized by Certificates of Deposit, 0.00% - 4.07%, due 3/4/2026 - 7/3/2031, with a value of $78,809.	75,000	75,000
Wells Fargo Securities LLC, 4.09%, dated 2/27/2026, due 4/24/2026, repurchase price $176,114, collateralized by Collateralized Mortgage Obligations, 3.70% - 7.09%, due 2/7/2035 - 6/17/2049 and Municipal Debt Securities, 0.00% - 7.25%, due 9/1/2026 - 6/1/2062, with a value of $186,309.	175,000	175,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/26/2026, repurchase price $176,724, collateralized by Certificates of Deposit, 0.00% - 7.50%, due 3/4/2026 - 11/1/2030 and Sovereign Government Securities, 1.25% - 5.48%, due 10/26/2026 - 3/12/2071, with a value of $185,602.	175,000	175,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/27/2026, repurchase price $100,996, collateralized by Commercial Paper, 0.00%, due 3/5/2026 - 7/13/2026, with a value of $106,058.	100,000	100,000
Total Repurchase Agreements (Cost $15,228,000)		15,228,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 0.7%
Banks — 0.5%
Barclays Bank plc (United Kingdom)
(OBFR + 0.25%), 3.88%, 3/2/2026 (a) (b)	200,000	200,000
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	75,000	75,000
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	200,000	200,000
		475,000
Consumer Finance — 0.2%
Toyota Motor Credit Corp.(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	162,000	162,000
Total Corporate Bonds (Cost $637,000)		637,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 3.72%, 3/6/2026 (c)	8,000	8,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 3.75%, 3/6/2026 (c)	15,355	15,355
Total Colorado		23,355
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.70%, 3/6/2026 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (c)	31,200	31,200
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 3/6/2026 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (c)	13,700	13,700
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.76%, 3/6/2026 (c)	19,500	19,500
State of Texas, Veterans Lands Series 2025A, GO, VRDO, LIQ : Texas State Comptroller, 3.75%, 3/6/2026 (c)	25,000	25,000
Total Texas		58,200
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (c)	28,000	28,000
Total Municipal Bonds (Cost $249,755)		249,755
Short Term Investments — 79.2%
Commercial Paper — 36.6%
Antalis SA (France), 4.25%, 3/3/2026 (a) (d)	39,000	38,991
ANZ New Zealand International Ltd. (New Zealand), 3.78%, 8/26/2026 (a) (d)	100,000	98,166
ASB Bank Ltd. (New Zealand), (SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	75,000	75,000
Atlantic Asset Securitization LLC
(SOFR + 0.24%), 3.91%, 3/2/2026 (a) (b)	50,000	50,000
4.10%, 5/21/2026 (a) (d)	25,000	24,772
Australia & New Zealand Banking Group Ltd. (Australia)
4.26%, 3/2/2026 (a) (d)	100,000	99,988
(SOFR + 0.20%), 3.87%, 3/2/2026 (a) (b)	240,000	240,000
4.16%, 3/19/2026 (a) (d)	36,000	35,925
4.06%, 5/11/2026 (a) (d)	100,000	99,205
3.89%, 7/2/2026 (a) (d)	103,000	101,649
3.85%, 7/10/2026 (a) (d)	145,000	142,995
3.73%, 7/30/2026 (a) (d)	57,000	56,123
3.72%, 8/7/2026 (a) (d)	56,000	55,095
3.70%, 8/12/2026 (a) (d)	135,000	132,761
3.74%, 8/18/2026 (a) (d)	150,000	147,400
3.72%, 10/28/2026 (a) (d)	26,000	25,368
3.72%, 10/29/2026 (a) (d)	56,000	54,634
3.70%, 11/4/2026 (a) (d)	14,900	14,530
3.75%, 11/27/2026 (a) (d)	93,000	90,445
Automatic Data Processing, Inc., 3.67%, 3/4/2026 (a) (d)	153,000	152,953
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	66,000	66,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	47,000	47,000
(SOFR + 0.35%), 4.02%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	103,000	103,000
(SOFR + 0.37%), 4.04%, 3/2/2026 (a) (b)	119,000	119,000
(SOFR + 0.38%), 4.05%, 3/2/2026 (a) (b)	65,000	65,000
4.25%, 6/8/2026 (d)	62,000	61,282
4.26%, 7/7/2026 (d)	60,000	59,117
4.02%, 9/3/2026 (d)	107,000	104,822
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Bank of New Zealand (New Zealand)
3.98%, 4/2/2026 (a) (d)	38,000	37,866
3.94%, 5/1/2026 (a) (d)	43,431	43,143
3.88%, 6/9/2026 (a) (d)	25,000	24,734
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	110,000	110,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	118,000	118,000
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	153,000	153,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	112,000	112,000
(SOFR + 0.31%), 3.98%, 3/2/2026 (a) (b)	25,000	25,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	113,000	113,000
4.08%, 3/3/2026 (a) (d)	25,000	24,994
4.05%, 6/2/2026 (a) (d)	124,000	122,715
4.05%, 6/9/2026 (a) (d)	124,000	122,619
3.79%, 11/30/2026 (a) (d)	82,000	79,700
3.79%, 12/1/2026 (a) (d)	145,000	140,924
3.74%, 2/12/2027 (a) (d)	109,000	105,196
Barclays Bank plc (United Kingdom)
4.03%, 3/12/2026 (a) (d)	50,000	49,939
3.99%, 3/13/2026 (a) (d)	55,000	54,927
4.01%, 3/26/2026 (a) (d)	120,000	119,667
Barton Capital SA (France), 3.64%, 3/2/2026 (a) (d)	350,000	349,965
Bedford Row Funding Corp., 4.10%, 5/14/2026 (a) (d)	50,000	49,582
Bennington Stark Capital Co. LLC, 3.80%, 5/6/2026 (a) (d)	99,337	98,650
BNP Paribas SA (France)
4.34%, 3/3/2026 (d)	257,000	256,939
4.29%, 4/8/2026 (d)	83,000	82,631
4.16%, 5/1/2026 (d)	100,000	99,309
4.15%, 5/15/2026 (d)	62,000	61,476
Britannia Funding Co. LLC
(SOFR + 0.34%), 4.01%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.40%), 4.07%, 3/2/2026 (a) (b)	25,000	25,000
3.92%, 4/22/2026 (a) (d)	21,000	20,882
3.92%, 4/24/2026 (a) (d)	100,000	99,415
3.98%, 6/4/2026 (a) (d)	25,000	24,740
Caisse des Depots et Consignations (France)
3.84%, 4/14/2026 (a) (d)	100,000	99,533
3.73%, 5/14/2026 (a) (d)	130,000	129,011
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	115,000	115,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	225,000	225,000
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	58,000	58,000
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.38%), 4.05%, 3/2/2026 (a) (b)	114,000	114,000
4.15%, 4/24/2026 (a) (d)	170,000	168,948
4.25%, 6/5/2026 (a) (d)	215,000	212,586
4.26%, 6/10/2026 (a) (d)	129,000	127,476
4.18%, 7/7/2026 (a) (d)	212,000	208,894
4.25%, 8/3/2026 (d)	55,000	54,009
3.89%, 9/30/2026 (a) (d)	60,000	58,649
3.77%, 10/28/2026 (a) (d)	80,000	78,030
CDP Financial, Inc. (Canada)
4.08%, 7/1/2026 (a) (d)	50,000	49,317
4.08%, 7/2/2026 (a) (d)	25,000	24,656
Charta LLC, (SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	63,000	63,000
Chesham Finance Ltd. (Cayman Islands)
Series 4, 3.69%, 3/2/2026 (a) (d)	311,000	310,968
Series 2, 3.72%, 3/3/2026 (a) (d)	100,000	99,979
Series 2, 3.72%, 3/6/2026 (a) (d)	50,000	49,974
Series 1, 3.76%, 4/30/2026 (a) (d)	100,000	99,377
China Construction Bank Corp. (China), 3.65%, 3/2/2026 (a) (d)	179,000	178,982
Citigroup Global Markets Holdings, Inc., (SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	150,000	150,000
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	20,000	20,000
Series C, 4.12%, 5/22/2026 (a)	80,000	80,000
Constellation Funding Co. LLC, 3.99%, 6/2/2026 (a) (d)	65,000	64,337
Cooperatieve Rabobank UA (Netherlands), 4.04%, 5/29/2026 (d)	40,000	39,604
Credit Agricole Corporate and Investment Bank (France)
3.95%, 5/6/2026 (d)	35,000	34,749
3.91%, 6/1/2026 (d)	150,000	148,517
3.81%, 7/31/2026 (d)	200,000	196,833
3.81%, 10/23/2026 (d)	107,000	104,391
3.80%, 10/30/2026 (d)	65,000	63,377
Credit Industriel et Commercial (France), 3.95%, 5/22/2026 (a) (d)	85,000	84,241
DBS Bank Ltd. (Singapore)
3.97%, 3/3/2026 (a) (d)	100,000	99,978
3.96%, 3/24/2026 (a) (d)	25,000	24,937
3.73%, 5/13/2026 (a) (d)	110,000	109,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
DNB Bank ASA (Norway)
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	47,000	47,000
4.14%, 3/17/2026 (a) (d)	125,000	124,770
4.17%, 3/18/2026 (a) (d)	36,000	35,929
3.84%, 4/22/2026 (a) (d)	126,000	125,306
3.90%, 6/29/2026 (a) (d)	100,000	98,717
4.22%, 7/31/2026 (a) (d)	75,000	73,686
3.72%, 10/2/2026 (a) (d)	150,000	146,744
3.73%, 10/9/2026 (a) (d)	200,000	195,498
DZ Bank AG (Germany)
3.76%, 8/12/2026 (a) (d)	175,000	172,050
3.74%, 8/17/2026 (a) (d)	100,000	98,277
Fairway Finance Co. LLC, 4.01%, 3/12/2026 (a) (d)	42,000	41,949
Federation des Caisses Desjardins du Quebec (Canada)
3.74%, 7/16/2026 (a) (d)	180,000	177,472
3.72%, 12/18/2026 (a) (d)	150,000	145,608
3.76%, 2/25/2027 (a) (d)	109,000	105,038
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.00%, 3/9/2026 (a) (d)	500,000	499,556
3.90%, 4/29/2026 (a) (d)	365,000	362,685
3.98%, 6/2/2026 (a) (d)	50,000	49,491
3.85%, 7/7/2026 (a) (d)	300,000	295,947
3.84%, 7/10/2026 (a) (d)	230,000	226,828
Gotham Funding Corp., 4.10%, 3/3/2026 (a) (d)	100,000	99,977
Great Bear Funding LLC
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	157,500	157,500
ING US Funding LLC (Netherlands)
(SOFR + 0.22%), 3.89%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	25,000	25,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	123,000	123,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	69,000	69,000
3.84%, 5/4/2026 (a) (d)	120,000	119,187
4.10%, 5/18/2026 (a) (d)	100,000	99,118
4.10%, 5/19/2026 (a) (d)	106,000	105,053
4.10%, 5/26/2026 (a) (d)	61,000	60,408
3.91%, 7/2/2026 (a) (d)	59,000	58,222
3.85%, 9/2/2026 (a) (d)	125,000	122,572
Intrepid Funding Co. LLC
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	114,000	114,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.01%, 4/7/2026 (a) (d)	55,000	54,774
3.98%, 4/10/2026 (a) (d)	230,000	228,988
4.00%, 4/24/2026	60,000	60,000
Ionic Funding LLC
Series IIIA, (SOFR + 0.26%), 3.93%, 3/2/2026 (b)	75,000	75,000
Series IIIA, 3.82%, 4/17/2026 (d)	100,000	99,504
Series IIIA, 3.82%, 5/28/2026 (d)	70,000	69,353
Kreditanstalt fuer Wiederaufbau (Germany)
4.04%, 3/9/2026 (a) (d)	137,000	136,877
3.96%, 3/11/2026 (a) (d)	156,000	155,829
Landesbank Baden-Wuerttemberg (Germany), 3.66%, 3/2/2026 (d)	1,000,000	999,898
Liberty Street Funding LLC
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	30,000	30,000
3.86%, 4/21/2026 (a) (d)	75,000	74,592
3.86%, 4/23/2026 (a) (d)	29,000	28,836
3.93%, 5/27/2026 (a) (d)	40,000	39,624
Lion Bay Funding LLC (Ireland), 3.69%, 3/5/2026 (a) (d)	170,000	169,930
Lloyds Bank plc (United Kingdom)
3.99%, 3/2/2026 (d)	178,000	177,980
(SOFR + 0.18%), 3.85%, 3/2/2026 (b)	75,000	75,000
4.12%, 3/4/2026 (d)	133,000	132,954
4.12%, 3/5/2026 (d)	133,000	132,939
3.87%, 4/20/2026 (d)	113,000	112,397
3.78%, 4/22/2026 (d)	115,000	114,376
3.79%, 6/22/2026 (d)	310,000	306,358
3.80%, 7/6/2026 (d)	100,000	98,677
3.78%, 8/3/2026 (d)	260,000	255,833
3.78%, 8/21/2026 (d)	100,000	98,217
LMA-Americas LLC
3.66%, 3/2/2026 (a) (d)	237,200	237,176
3.95%, 5/6/2026 (a) (d)	25,000	24,820
Longship Funding LLC (Ireland), 3.78%, 3/23/2026 (a) (d)	67,000	66,846
LVMH Moet Hennessy Louis Vuitton SE (France), 4.15%, 3/16/2026 (a) (d)	50,000	49,914
Mackinac Funding Co. LLC
3.96%, 6/12/2026 (a) (d)	100,000	98,880
3.81%, 8/4/2026 (a) (d)	66,000	64,928
Macquarie Bank Ltd. (Australia)
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	100,000	100,000
3.99%, 3/10/2026 (a) (d)	25,000	24,975
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Mainbeach Funding LLC
(SOFR + 0.15%), 3.82%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.15%), 3.82%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	192,000	192,000
MetLife Short Term Funding LLC, 3.98%, 3/17/2026 (a) (d)	54,000	53,905
Mitsubishi UFJ Trust & Banking Corp. (Japan)
3.81%, 5/18/2026 (a) (d)	125,000	123,976
3.78%, 7/8/2026 (a) (d)	125,000	123,329
Mizuho Bank Ltd. (Japan)
4.00%, 3/13/2026 (a) (d)	195,000	194,741
3.94%, 4/10/2026 (d)	107,000	106,533
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 3.91%, 3/2/2026 (a) (b)	98,000	98,000
Series B, (SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	50,000	50,000
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	108,000	108,000
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	51,000	51,000
National Bank of Canada (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	80,000	80,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	470,000	470,000
3.91%, 3/25/2026 (a) (d)	35,000	34,909
National Westminster Bank plc (United Kingdom)
3.66%, 3/4/2026 (a) (d)	325,000	324,901
3.65%, 3/5/2026 (a) (d)	200,000	199,919
3.65%, 3/6/2026 (a) (d)	500,000	499,747
3.76%, 5/13/2026 (a) (d)	100,000	99,244
3.77%, 7/27/2026 (a) (d)	25,000	24,618
Natixis SA (France), 3.78%, 8/3/2026 (d)	271,000	266,660
Nieuw Amsterdam Receivables Corp., 3.98%, 3/17/2026 (a) (d)	61,000	60,892
Nordea Bank Abp (Finland), (SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	48,000	48,000
Norfina Ltd. (Australia)
3.95%, 3/4/2026 (a) (d)	20,000	19,993
3.89%, 7/8/2026 (a) (d)	40,000	39,450
3.77%, 8/4/2026 (a) (d)	25,000	24,598
NRW Bank (Germany)
3.91%, 3/25/2026 (a) (d)	157,000	156,592
3.90%, 4/1/2026 (a) (d)	110,000	109,632
3.90%, 4/2/2026 (a) (d)	100,000	99,655
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Old Line Funding LLC
4.10%, 5/15/2026 (a) (d)	25,000	24,788
3.91%, 6/10/2026 (a) (d)	85,000	84,077
3.93%, 6/24/2026 (a) (d)	35,000	34,566
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.20%), 3.87%, 3/2/2026 (a) (b)	100,000	100,000
3.77%, 5/22/2026 (a) (d)	100,000	99,148
3.78%, 6/1/2026 (a) (d)	150,000	148,566
Paradelle Funding LLC
(SOFR + 0.32%), 3.99%, 3/2/2026 (b)	113,000	113,000
3.79%, 12/31/2026 (d)	123,000	119,176
3.78%, 1/15/2027 (d)	70,000	67,723
Ridgefield Funding Co. LLC Series A1, 3.95%, 6/9/2026 (a) (d)	50,000	49,457
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	200,000	200,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	135,000	135,000
(SOFR + 0.35%), 4.02%, 3/2/2026 (a) (b)	110,000	110,000
4.25%, 5/27/2026 (a) (d)	183,000	181,136
4.19%, 7/7/2026 (a) (d)	172,000	169,474
Sheffield Receivables Co. LLC (United Kingdom)
(SOFR + 0.22%), 3.89%, 3/2/2026 (a) (b)	61,000	61,000
4.03%, 3/10/2026 (a) (d)	125,000	124,874
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.24%), 3.91%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.26%), 3.93%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	46,000	46,000
4.26%, 4/1/2026 (a) (d)	40,000	39,854
4.25%, 4/2/2026 (a) (d)	64,000	63,759
3.92%, 5/5/2026 (a) (d)	66,000	65,536
4.08%, 5/20/2026 (a) (d)	49,000	48,559
3.91%, 6/25/2026 (a) (d)	45,000	44,440
3.90%, 6/29/2026 (a) (d)	47,000	46,397
4.18%, 7/8/2026 (a) (d)	73,000	71,922
3.87%, 9/25/2026 (a) (d)	45,000	44,015
3.72%, 10/2/2026 (a) (d)	75,000	73,372
3.71%, 10/6/2026 (a) (d)	50,000	48,896
Starbird Funding Corp.
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	83,000	83,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	175,000	175,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	67,000	67,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	120,000	120,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	100,000	100,000
3.99%, 3/9/2026 (a) (d)	175,000	174,845
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.06%, 3/5/2026 (a) (d)	195,000	194,912
4.06%, 3/6/2026 (a) (d)	78,000	77,956
3.82%, 3/30/2026 (a) (d)	100,000	99,693
3.77%, 8/14/2026 (a) (d)	150,000	147,441
Sutter Health Series TA-A, 3.86%, 5/19/2026 (d)	45,000	44,622
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	46,000	46,000
3.97%, 3/17/2026 (a) (d)	130,000	129,771
3.90%, 5/11/2026 (a) (d)	200,000	198,474
4.10%, 5/19/2026 (a) (d)	98,000	97,125
4.09%, 5/28/2026 (a) (d)	121,000	119,802
4.05%, 6/1/2026 (a) (d)	100,000	98,975
4.23%, 6/10/2026 (a) (d)	124,000	122,542
3.90%, 6/29/2026 (a) (d)	110,000	108,588
4.18%, 7/7/2026 (a) (d)	115,000	113,315
3.75%, 7/15/2026 (a) (d)	50,000	49,301
Swedbank AB (Sweden)
(SOFR + 0.20%), 3.87%, 3/2/2026 (a) (b)	92,000	92,000
4.25%, 5/1/2026 (a) (d)	213,000	211,477
4.10%, 5/11/2026 (a) (d)	49,000	48,607
3.90%, 5/13/2026 (a) (d)	60,000	59,530
4.08%, 5/26/2026 (a) (d)	73,000	72,295
4.05%, 6/3/2026 (a) (d)	127,000	125,670
3.75%, 7/13/2026 (a) (d)	50,000	49,311
3.72%, 9/29/2026 (a) (d)	100,000	97,859
3.73%, 11/13/2026 (a) (d)	75,000	73,056
Thunder Bay Funding LLC
(SOFR + 0.22%), 3.89%, 3/2/2026 (a) (b)	46,000	46,000
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	86,000	86,000
4.10%, 5/15/2026 (a) (d)	85,000	84,279
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.02%, 3/2/2026 (a) (b)	170,000	170,000
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	240,000	240,000
(SOFR + 0.37%), 4.04%, 3/2/2026 (a) (b)	153,000	153,000
4.16%, 4/14/2026 (a) (d)	214,000	212,917
4.14%, 4/16/2026 (a) (d)	170,000	169,105
4.10%, 5/4/2026 (a) (d)	100,000	99,276
TotalEnergies Capital SA (France)
3.90%, 4/15/2026 (a) (d)	40,000	39,806
3.75%, 6/30/2026 (a) (d)	25,000	24,689
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
TotalEnergies SE (France), 3.77%, 7/29/2026 (a) (d)	50,000	49,227
Toyota Motor Credit Corp., 4.09%, 5/26/2026 (d)	37,000	36,642
UBS AG (Switzerland)
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	50,000	50,000
4.02%, 5/5/2026 (a) (d)	125,000	124,100
United Overseas Bank Ltd. (Singapore), (SOFR + 0.18%), 3.86%, 3/2/2026 (a) (b)	200,000	200,000
Verto Capital I Compartment A (Luxembourg)
3.82%, 4/24/2026 (a) (d)	50,000	49,715
3.83%, 5/1/2026 (a) (d)	40,000	39,742
Victory Receivables Corp., 3.69%, 3/6/2026 (a) (d)	150,000	149,923
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	75,000	75,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	60,000	60,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	78,000	78,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	40,000	40,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	180,000	180,000
4.22%, 6/5/2026 (a) (d)	99,000	97,898
4.16%, 7/2/2026 (a) (d)	121,000	119,301
3.74%, 8/31/2026 (a) (d)	90,000	88,321
3.78%, 11/25/2026 (a) (d)	96,000	93,360
3.72%, 12/17/2026 (a) (d)	125,000	121,352
3.74%, 1/20/2027 (a) (d)	30,000	29,021
3.74%, 1/25/2027 (a) (d)	86,000	83,146
3.77%, 1/29/2027 (a) (d)	52,000	50,244
Total Commercial Paper (Cost $30,967,085)		30,967,085
Time Deposits — 17.8%
ABN AMRO Bank NV (Netherlands)
3.66%, 3/4/2026	500,000	500,000
3.66%, 3/5/2026	1,250,000	1,250,000
3.66%, 3/6/2026	900,000	900,000
Agricultural Bank of China Ltd. 3.65%, 3/2/2026	200,000	200,000
Australia & New Zealand Banking Group Ltd. (Australia) 3.67%, 3/4/2026	1,200,000	1,200,000
China Construction Bank Corp.
3.65%, 3/2/2026	450,000	450,000
3.65%, 3/2/2026	150,000	150,000
Credit Agricole Corporate and Investment Bank (France) 3.67%, 3/6/2026	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
DBS Bank Ltd. (Singapore)
3.66%, 3/2/2026	50,000	50,000
3.66%, 3/3/2026	50,000	50,000
3.67%, 3/4/2026	150,000	150,000
3.67%, 3/4/2026	150,000	150,000
3.67%, 3/6/2026	100,000	100,000
3.67%, 3/6/2026	100,000	100,000
First Abu Dhabi Bank USA NV (United Arab Emirates) 3.62%, 3/2/2026	1,000,000	1,000,000
ING Bank NV
3.68%, 3/3/2026	500,000	500,000
3.68%, 3/4/2026	300,000	300,000
3.68%, 3/6/2026	1,000,000	1,000,000
KBC Bank NV 3.63%, 3/2/2026	250,000	250,000
Mizuho Bank Ltd. (Japan) 3.64%, 3/2/2026	780,000	780,000
National Bank of Canada (Canada)
3.67%, 3/2/2026 (c)	275,000	275,000
3.67%, 3/3/2026	375,000	375,000
NRW Bank (Germany)
3.65%, 3/3/2026	750,000	750,000
3.66%, 3/4/2026	450,000	450,000
Royal Bank of Canada
3.70%, 3/2/2026	850,000	850,000
3.70%, 3/4/2026	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB (Sweden)
3.63%, 3/2/2026	750,000	750,000
3.65%, 3/4/2026	550,000	550,000
Toronto-Dominion Bank (The)
3.64%, 3/2/2026	350,000	350,000
3.67%, 3/4/2026	350,000	350,000
Total Time Deposits (Cost $15,030,000)		15,030,000
Certificates of Deposits — 15.4%
ABN AMRO Bank NV (Netherlands) , 4.13%, 3/4/2026 (d)	181,000	180,938
Banco Santander SA (Spain)
3.92%, 4/27/2026	168,000	168,000
4.00%, 5/5/2026	80,000	80,000
3.98%, 5/21/2026	200,000	200,000
3.80%, 7/6/2026	100,000	100,000
Bank of America NA
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	100,000	100,000
4.26%, 4/23/2026	170,000	170,000
4.26%, 4/27/2026	35,000	35,000
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
3.96%, 5/6/2026	177,000	177,000
4.20%, 5/28/2026	126,000	126,000
3.90%, 9/1/2026	100,000	100,000
Bank of China Ltd. (China)
3.80%, 4/15/2026	157,000	157,000
3.80%, 4/16/2026	160,000	160,000
3.80%, 4/17/2026	25,000	25,000
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.01%, 3/2/2026 (b)	15,000	15,000
4.42%, 5/21/2026	75,000	75,000
4.41%, 5/28/2026	39,000	39,000
3.79%, 2/4/2027 (d)	116,000	111,991
Barclays Bank plc (United Kingdom)
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	150,000	150,000
4.00%, 4/10/2026	181,000	181,000
4.06%, 5/18/2026	250,000	250,000
3.88%, 6/23/2026	200,000	200,000
Canadian Imperial Bank of Commerce (Canada) , 3.75%, 3/3/2027	58,000	58,000
China Construction Bank Corp. (China)
3.68%, 3/3/2026	250,000	250,000
3.68%, 3/5/2026	490,000	490,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.23%), 3.90%, 3/2/2026 (b)	25,000	25,000
4.40%, 3/10/2026	100,000	100,000
4.27%, 5/29/2026 (d)	100,000	98,954
3.83%, 12/1/2026	150,000	150,000
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	75,000	75,000
4.44%, 3/12/2026	260,000	260,000
4.08%, 3/31/2026	50,000	50,000
4.35%, 4/8/2026	127,000	127,000
4.19%, 5/26/2026	152,000	152,000
3.70%, 11/6/2026	77,000	77,000
Credit Agricole SA (France)
4.00%, 3/30/2026 (d)	25,000	24,920
4.00%, 4/1/2026 (d)	225,000	224,227
3.82%, 10/29/2026 (d)	120,000	116,998
Credit Industriel et Commercial (France)
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	75,000	75,000
4.03%, 3/3/2026 (d)	50,000	49,989
3.97%, 5/14/2026 (d)	205,000	203,340
3.79%, 7/6/2026	114,000	114,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
3.79%, 7/13/2026 (d)	190,000	187,356
3.83%, 8/5/2026 (d)	215,000	211,468
DNB Bank ASA (Norway) , 4.26%, 3/12/2026 (d)	120,000	119,844
DZ Bank AG (Germany) , 3.78%, 7/23/2026 (d)	100,000	98,510
Industrial & Commercial Bank of China Ltd. (China)
3.80%, 3/31/2026	86,000	86,000
3.80%, 5/1/2026	162,000	162,000
3.80%, 5/1/2026	162,000	162,000
ING Bank NV (Netherlands)
3.88%, 7/23/2026	217,000	217,000
3.80%, 10/27/2026	25,000	25,000
Korea Development Bank (South Korea)
4.09%, 3/10/2026	50,000	50,000
4.00%, 5/6/2026	20,000	20,000
4.00%, 5/11/2026	25,000	25,000
3.81%, 8/26/2026	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	98,000	98,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	100,000	100,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	25,000	25,000
4.20%, 3/5/2026	137,000	137,000
4.04%, 4/1/2026 (d)	50,000	49,827
3.80%, 7/6/2026	200,000	200,000
Mizuho Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	140,000	140,000
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	180,000	180,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (b)	191,500	191,500
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	30,000	30,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	170,000	170,000
3.95%, 6/3/2026	100,000	100,000
3.80%, 7/6/2026	168,000	168,000
3.75%, 8/25/2026	115,000	115,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.26%), 3.93%, 3/2/2026 (b)	100,000	100,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	50,000	50,000
National Australia Bank Ltd. (Australia)
3.98%, 3/10/2026 (d)	180,000	179,821
3.84%, 4/23/2026 (d)	157,000	156,118
3.77%, 9/1/2026 (d)	100,000	98,110
3.75%, 11/27/2026 (d)	80,000	77,804
3.75%, 11/30/2026 (d)	200,000	194,451
3.71%, 12/22/2026 (d)	200,000	194,074
Nordea Bank Abp (Finland)
(SOFR + 0.26%), 3.93%, 3/2/2026 (b)	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	35

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	50,000	50,000
4.37%, 3/25/2026	100,000	100,000
Norinchukin Bank (The) (Japan) , 3.68%, 3/5/2026	125,000	125,000
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 3.75%, 8/19/2026	100,000	100,000
Shinhan Bank (South Korea) (SOFR + 0.31%), 3.98%, 3/2/2026 (b)	75,000	75,000
Skandinaviska Enskilda Banken AB (Sweden)
3.99%, 6/11/2026	25,000	25,000
4.37%, 8/5/2026	35,000	35,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	115,000	115,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	75,000	75,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.21%), 3.88%, 3/2/2026 (b)	50,000	50,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (b)	100,000	100,000
3.79%, 7/13/2026 (d)	125,000	123,261
3.81%, 8/4/2026 (d)	129,000	126,905
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	165,000	165,000
4.18%, 3/3/2026	228,000	228,000
4.00%, 3/10/2026 (d)	102,000	101,898
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	58,000	58,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	75,000	75,000
(SOFR + 0.34%), 4.01%, 3/2/2026 (b)	75,000	75,000
4.36%, 4/16/2026	55,000	55,000
Toronto-Dominion Bank (The) (Canada) , 3.82%, 7/24/2026 (d)	25,000	24,621
UBS AG (Switzerland) , 4.10%, 6/5/2026	240,000	240,000
Wells Fargo Bank NA
(SOFR + 0.31%), 3.98%, 3/2/2026 (b)	100,000	100,000
3.80%, 9/22/2026	70,000	70,000
3.75%, 10/27/2026	114,000	114,000
3.75%, 10/29/2026	93,000	93,000
3.78%, 11/24/2026	92,000	92,000
3.76%, 11/30/2026	115,000	115,000
3.75%, 12/18/2026	157,000	157,000
3.75%, 1/20/2027	65,000	65,000
3.75%, 1/25/2027	45,000	45,000
3.75%, 1/29/2027	93,000	93,000
Woori Bank (South Korea)
4.10%, 3/26/2026 (a)	30,000	30,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
3.85%, 3/27/2026 (a)	100,000	100,000
3.95%, 4/17/2026 (a)	125,000	125,000
Total Certificates of Deposit (Cost $13,037,925)		13,037,925
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bills
3.64%, 3/24/2026 (d)	500,000	498,840
3.64%, 3/26/2026 (d)	870,000	867,804
3.65%, 3/31/2026 (d)	1,590,000	1,585,184
3.64%, 4/7/2026 (d)	1,295,000	1,290,173
3.65%, 4/14/2026 (d)	931,320	927,188
3.89%, 4/16/2026 (d)	255,000	253,740
3.65%, 4/21/2026 (d)	800,000	795,886
3.65%, 4/28/2026 (d)	800,000	795,483
3.53%, 6/25/2026 (d)	940,000	929,444
Total U.S. Treasury Obligations (Cost $7,943,742)		7,943,742
Total Short Term Investments (Cost $66,978,752)		66,978,752
Total Investments — 98.2% (Cost $83,093,507) *		83,093,507
Other Assets in Excess of Liabilities — 1.8%		1,523,840
NET ASSETS — 100.0%		84,617,347

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	February 28, 2026

*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2026.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	37

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 67.9%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061. (a)	200,000	200,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 3.68%, dated 2/27/2026, due 3/2/2026, repurchase price $161,755. (a)	161,705	161,705
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061. (a)	200,000	200,000
Banco Santander SA, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $125,038, collateralized by FHLMC, 5.00% - 6.50%, due 9/1/2054 - 1/1/2055, FNMA, 4.87%, due 12/25/2055 and U.S. Treasury Securities, 4.63%, due 6/15/2027, with a value of $127,636.	125,000	125,000
Bank of Montreal, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $50,015, collateralized by U.S. Treasury Securities, 5.00%, due 5/15/2045, with a value of $51,016.	50,000	50,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 9/30/2032 - 1/15/2033, with a value of $102,000.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 7/31/2026 - 10/31/2027, with a value of $153,000.	150,000	150,000
Credit Agricole Corporate and Investment Bank, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $125,038, collateralized by FHLMC, 2.00% - 6.50%, due 5/1/2030 - 2/1/2056, FNMA, 2.00% - 7.50%, due 9/1/2032 - 9/1/2055, GNMA, 2.00% - 7.50%, due 10/15/2042 - 3/20/2065 and U.S. Treasury Securities, 0.00% - 4.00%, due 3/31/2028 - 11/15/2052, with a value of $127,500.	125,000	125,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $50,015, collateralized by U.S. Treasury Securities, 3.88%, due 8/15/2034, with a value of $51,000.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by FHLMC, 3.00% - 6.50%, due 11/1/2034 - 5/1/2055 and FNMA, 2.00% - 6.00%, due 3/1/2049 - 12/1/2055, with a value of $102,000.	100,000	100,000
HSBC Securities USA, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by FHLMC, 3.00% - 6.50%, due 5/1/2049 - 6/1/2055 and FNMA, 2.16% - 6.50%, due 5/1/2038 - 11/1/2055, with a value of $153,047.	150,000	150,000
ING Financial Markets LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $125,038, collateralized by FHLMC, 3.50% - 7.00%, due 6/1/2040 - 8/1/2054 and FNMA, 3.50% - 6.50%, due 7/1/2034 - 7/1/2056, with a value of $127,539.	125,000	125,000
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046. (a)	150,000	150,000
Wells Fargo Securities LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2026 - 11/15/2047, with a value of $102,031.	100,000	100,000
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by U.S. Treasury Securities, 4.50%, due 5/31/2029, with a value of $153,047.	150,000	150,000
Westpac Banking Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by U.S. Treasury Securities, 3.75%, due 4/15/2028, with a value of $102,032.	100,000	100,000
Total Repurchase Agreements (Cost $2,036,705)		2,036,705
U.S. Government Agency Securities — 22.8%
FFCB
DN, 3.77%, 3/5/2026 (b)	10,000	9,996
DN, 3.58%, 3/24/2026 (b)	10,000	9,977
DN, 3.55%, 3/25/2026 (b)	5,000	4,988
DN, 3.55%, 3/30/2026 (b)	5,000	4,986
DN, 3.58%, 3/31/2026 (b)	10,000	9,970
DN, 3.63%, 4/1/2026 (b)	20,000	19,938
DN, 3.57%, 4/8/2026 (b)	10,000	9,962
DN, 3.63%, 4/29/2026 (b)	10,000	9,941
DN, 3.74%, 5/6/2026 (b)	5,000	4,966
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
DN, 3.74%, 5/12/2026 (b)	5,000	4,963
DN, 3.59%, 6/17/2026 (b)	15,000	14,840
DN, 3.61%, 6/29/2026 (b)	5,000	4,941
DN, 3.60%, 7/1/2026 (b)	10,000	9,879
DN, 3.54%, 7/7/2026 (b)	10,000	9,876
DN, 3.61%, 7/24/2026 (b)	10,000	9,857
DN, 3.53%, 7/27/2026 (b)	5,000	4,928
DN, 3.55%, 8/12/2026 (b)	10,000	9,841
DN, 3.59%, 8/21/2026 (b)	10,000	9,830
FFCB Funding Corp.
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(US Federal Funds Effective Rate (continuous series) + 0.07%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.72%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.05%), 3.72%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.72%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.12%), 3.79%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.14%), 3.80%, 3/2/2026 (c)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.05%), 0.00%, 3/3/2026 (c)	5,000	5,000
FHLB
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.11%), 3.78%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	5,000	5,000
DN, 3.78%, 3/12/2026 (b)	15,000	14,983
DN, 3.64%, 3/20/2026 (b)	17,250	17,217
DN, 3.59%, 3/25/2026 (b)	10,000	9,976
DN, 3.61%, 4/13/2026 (b)	25,000	24,893
DN, 3.63%, 4/17/2026 (b)	25,300	25,181
DN, 3.60%, 4/22/2026 (b)	10,000	9,948
DN, 3.63%, 4/29/2026 (b)	25,000	24,852
DN, 3.62%, 5/22/2026 (b)	40,000	39,673
FHLMC
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	7,000	7,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	8,000	8,000
FNMA
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	2,000	2,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	4,000	4,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $685,402)		685,402
U.S. Treasury Obligations — 3.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (c)	10,000	9,999
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (c)	15,000	15,000
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (c)	15,000	15,002
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (c)	20,000	19,991
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (c)	17,000	16,997
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (c)	10,000	10,000
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (c)	8,000	8,000
U.S. Treasury Notes, 1.13%, 10/31/2026	2,000	1,966
Total U.S. Treasury Obligations (Cost $96,955)		96,955
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	39

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 6.4%
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bills
3.73%, 3/12/2026 (b)	10,000	9,989
3.76%, 3/17/2026 (b)	5,000	4,992
3.64%, 3/24/2026 (b)	25,000	24,942
3.70%, 3/31/2026 (b)	45,000	44,861
3.73%, 4/2/2026 (b)	5,000	4,983
3.84%, 4/16/2026 (b)	5,000	4,976
3.96%, 5/14/2026 (b)	5,000	4,960
3.98%, 7/9/2026 (b)	5,000	4,929
3.54%, 7/16/2026 (b)	25,000	24,668
3.57%, 7/23/2026 (b)	20,000	19,718
3.58%, 8/6/2026 (b)	10,000	9,845
3.56%, 8/20/2026 (b)	10,000	9,833
3.59%, 8/27/2026 (b)	15,000	14,737
3.61%, 10/1/2026 (b)	3,000	2,937
3.48%, 12/24/2026 (b)	5,000	4,860
Total U.S. Treasury Obligations (Cost $191,230)		191,230
Total Short Term Investments (Cost $191,230)		191,230
Total Investments — 100.3% (Cost $3,010,292) *		3,010,292
Liabilities in Excess of Other Assets — (0.3)%		(10,154)
NET ASSETS — 100.0%		3,000,138

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account II - At February 28, 2026, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account II with a maturity date of March 2, 2026, as
follows for JPMorgan Securities Lending Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$200,000	$200,061	$206,063
Agency Joint Trading Account II	161,705	161,755	164,939
Agency Joint Trading Account III	200,000	200,061	204,194
Treasury Joint Trading Account II	150,000	150,046	153,000

Repurchase Agreements - At February 28, 2026, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.67%	$200,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	161,705
Agency Joint Trading Account III
BNP Paribas SA	3.67%	200,000
Treasury Joint Trading Account II
Credit Agricole Corporate and Investment Bank	3.66%	150,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	February 28, 2026

At February 28, 2026, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%	3/25/2051
FNMA	5.00%	7/25/2051
GNMA	2.63%-7.50%	12/20/2045-2/20/2056
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	4/1/2030-2/1/2056
FNMA	1.50%-7.00%	7/1/2027-3/1/2061
GNMA	2.00%-7.00%	12/15/2027-1/20/2076
Agency Joint Trading Account III
FHLMC	2.00%-7.50%	4/25/2026-3/1/2056
FNMA	1.50%-7.00%	6/25/2026-12/1/2055
Treasury Joint Trading Account II
U.S. Treasury Securities	0.00%-4.88%	3/12/2026-11/15/2055

(b)	The rate shown is the effective yield as of February 28, 2026.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 38.0%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $600,184. (a)	600,000	600,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 3.68%, dated 2/27/2026, due 3/2/2026, repurchase price $1,555,808. (a)	1,555,331	1,555,331
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $254,236. (a)	254,158	254,158
Banco Santander SA, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $800,244, collateralized by U.S. Treasury Securities, 0.13% - 4.75%, due 3/31/2026 - 8/15/2055, with a value of $816,249.	800,000	800,000
Banco Santander SA, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,375,421, collateralized by FHLMC, 2.00% - 7.00%, due 4/1/2028 - 12/25/2055, FNMA, 1.50% - 7.50%, due 5/1/2029 - 2/1/2056 and GNMA, 3.00% - 5.50%, due 5/20/2051 - 2/20/2055, with a value of $1,403,452.	1,375,000	1,375,000
Bank of America NA, 3.68%, dated 2/27/2026, due 3/2/2026, repurchase price $1,200,368, collateralized by FNMA, 2.00% - 4.50%, due 5/1/2040 - 9/1/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 3.75%, dated 2/27/2026, due 3/4/2026, repurchase price $1,000,521, collateralized by GNMA, 2.50% - 6.50%, due 5/20/2051 - 2/20/2066 and U.S. Treasury Securities, 1.88%, due 1/15/2036, with a value of $1,022,895.	1,000,000	1,000,000
Bank of Montreal, 3.72%, dated 2/27/2026, due 3/5/2026, repurchase price $500,310, collateralized by GNMA, 2.00% - 4.76%, due 8/20/2040 - 2/16/2064, with a value of $515,373.	500,000	500,000
BMO Capital Markets Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $250,076, collateralized by GNMA, 2.50% - 4.00%, due 7/20/2047 - 1/20/2055, with a value of $255,078.	250,000	250,000
BNP Paribas SA, 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $1,501,073, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 9/15/2026 - 2/15/2036, with a value of $1,548,767.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 7/15/2026 - 11/15/2045, with a value of $779,182.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 6.50%, due 3/31/2026 - 2/15/2054, with a value of $779,183.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 6/16/2026 - 2/15/2051, with a value of $779,184.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2026 - 2/15/2051, with a value of $779,189.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $3,002,153, collateralized by FHLMC, 1.50% - 7.50%, due 4/25/2026 - 1/1/2056, FNMA, 1.24% - 7.00%, due 9/25/2026 - 6/25/2060, GNMA, 0.13% - 7.50%, due 11/15/2027 - 9/20/2075 and U.S. Treasury Securities, 0.00% - 4.38%, due 7/31/2027 - 2/15/2056, with a value of $3,111,831.	3,000,000	3,000,000
BNP Paribas SA, 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $300,216, collateralized by FHLMC, 2.50% - 7.00%, due 4/25/2026 - 1/1/2056, FNMA, 2.00% - 7.00%, due 12/1/2033 - 2/1/2056, GNMA, 2.00% - 7.00%, due 8/20/2032 - 8/20/2065 and U.S. Treasury Securities, 0.38% - 3.75%, due 6/30/2027 - 7/15/2035, with a value of $313,467.	300,000	300,000
BNP Paribas SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $3,252,351, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 6/15/2027 - 8/15/2055, with a value of $3,437,630.	3,250,000	3,250,000
BofA Securities, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $299,063, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 5/15/2026 - 2/15/2044, with a value of $304,951.	298,972	298,972
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $500,359, collateralized by FHLMC, 4.00% - 10.08%, due 7/25/2031 - 1/25/2055, FNMA, 1.44% - 6.00%, due 10/25/2029 - 5/25/2055 and GNMA, 3.50% - 5.75%, due 9/20/2052 - 10/20/2075, with a value of $515,000.	500,000	500,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 9/3/2026 - 11/15/2035, with a value of $765,000.	750,000	750,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,501,076, collateralized by FHLMC, 0.13% - 11.42%, due 6/25/2027 - 10/25/2063, FNMA, 2.00% - 6.50%, due 5/25/2027 - 3/25/2056 and GNMA, 1.25% - 6.66%, due 8/20/2032 - 1/20/2075, with a value of $1,545,000.	1,500,000	1,500,000
BofA Securities, Inc., 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $750,543, collateralized by U.S. Treasury Securities, 2.63% - 4.88%, due 5/31/2026 - 12/31/2031, with a value of $765,000.	750,000	750,000
BofA Securities, Inc., 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $500,368, collateralized by FHLMC, 3.46% - 4.75%, due 11/25/2032 - 3/25/2056, FNMA, 5.12% - 5.64%, due 5/25/2034 - 3/25/2055 and GNMA, 4.00% - 5.50%, due 12/20/2044 - 2/20/2066, with a value of $515,000.	500,000	500,000
Canadian Imperial Bank of Commerce, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 4/30/2026 - 8/15/2055, with a value of $1,020,311.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $630,192, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 11/15/2032 - 8/15/2033, with a value of $642,600.	630,000	630,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 3.50% - 4.88%, due 10/31/2028 - 8/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,716, collateralized by U.S. Treasury Securities, 0.13% - 4.50%, due 3/31/2027 - 4/30/2027, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $6,504,651, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 8/31/2026 - 10/31/2027, with a value of $6,630,000.	6,500,000	6,500,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 4/2/2026, repurchase price $2,257,863, collateralized by GNMA, 1.50% - 5.50%, due 12/20/2050 - 3/20/2052, with a value of $2,295,000.	2,250,000	2,250,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 4/13/2026, repurchase price $3,013,875, collateralized by GNMA, 2.00% - 7.50%, due 3/20/2052 - 7/20/2053, with a value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 4/16/2026, repurchase price $2,009,867, collateralized by FHLMC, 1.00% - 13.61%, due 6/15/2027 - 10/25/2058, FNMA, 0.50% - 16.15%, due 9/25/2029 - 8/25/2059 and GNMA, 0.85% - 5.25%, due 11/20/2055 - 1/20/2076, with a value of $2,060,000.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 3.77%, dated 2/27/2026, due 5/4/2026, repurchase price $3,524,191, collateralized by GNMA, 1.00% - 8.00%, due 9/20/2033 - 2/20/2055, with a value of $3,592,663.	3,500,000	3,500,000
Citigroup Global Markets Holdings, Inc., 3.75%, dated 2/27/2026, due 5/31/2026, repurchase price $2,019,375, collateralized by GNMA, 0.01% - 8.00%, due 2/20/2055 - 1/20/2066, with a value of $2,060,000.	2,000,000	2,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,075,329, collateralized by FHLMC, 2.00% - 7.00%, due 12/1/2028 - 2/1/2056, FNMA, 2.00% - 7.00%, due 4/1/2031 - 3/1/2056 and GNMA, 0.50% - 7.50%, due 4/20/2035 - 3/20/2065, with a value of $1,096,500.	1,075,000	1,075,000
Daiwa Capital Markets America, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $4,001,223, collateralized by FFCB, 3.38% - 5.15%, due 3/6/2026 - 2/17/2039, FHLB, 0.00% - 4.60%, due 6/26/2026 - 2/24/2034, FHLMC, 2.00% - 7.00%, due 2/1/2029 - 3/1/2056, FNMA, 2.00% - 8.00%, due 8/1/2033 - 6/1/2056 GNMA, 1.50% - 7.50%, due 10/15/2032 - 2/20/2066 and U.S. Treasury Securities, 1.00% - 4.88%, due 7/15/2026 - 8/15/2055, with a value of $4,087,036.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,400,427, collateralized by U.S. Treasury Securities, 0.00% - 6.38%, due 8/15/2027 - 11/15/2055, with a value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank Securities, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $4,001,220, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 7/15/2026 - 1/15/2036, with a value of $4,080,000.	4,000,000	4,000,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $600,183, collateralized by U.S. Treasury Securities, 3.63% - 4.75%, due 5/31/2028 - 2/15/2054, with a value of $612,000.	600,000	600,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 1.25% - 4.25%, due 9/30/2028 - 2/15/2042, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.75% - 3.00%, due 3/31/2027 - 8/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $9,002,745, collateralized by U.S. Treasury Securities, 0.38% - 4.50%, due 6/30/2027 - 11/15/2054, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $250,076, collateralized by FHLMC, 2.00% - 7.00%, due 6/1/2029 - 5/1/2055 and FNMA, 2.00% - 6.50%, due 4/1/2029 - 1/1/2056, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $350,107, collateralized by U.S. Treasury Securities, 3.88% - 4.75%, due 8/15/2034 - 11/15/2043, with a value of $357,000.	350,000	350,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,306, collateralized by FHLMC, 2.00% - 6.00%, due 10/1/2030 - 11/1/2055, FNMA, 2.00% - 6.50%, due 4/1/2032 - 9/1/2055, GNMA, 2.50% - 6.50%, due 12/20/2033 - 12/15/2064 and U.S. Treasury Securities, 1.25% - 4.13%, due 5/31/2032 - 5/15/2050, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $4,001,223, collateralized by FHLMC, 1.00% - 7.00%, due 4/1/2032 - 1/1/2056 and FNMA, 1.50% - 7.00%, due 2/1/2028 - 3/1/2062, with a value of $4,080,000.	4,000,000	4,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $6,001,835, collateralized by FHLMC, 2.00% - 6.50%, due 8/1/2028 - 2/1/2056, FNMA, 1.50% - 7.00%, due 9/1/2027 - 3/1/2062, GNMA, 1.50% - 6.50%, due 12/15/2026 - 6/15/2066 and U.S. Treasury Securities, 0.00% - 3.50%, due 3/19/2026 - 8/15/2050, with a value of $6,120,000.	6,000,000	6,000,000
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,718, collateralized by FHLMC, 2.50% - 6.50%, due 2/1/2030 - 8/1/2055, FNMA, 2.00% - 6.50%, due 1/1/2029 - 5/1/2057, GNMA, 2.00% - 6.50%, due 10/16/2039 - 8/20/2065 and U.S. Treasury Securities, 0.00% - 3.50%, due 7/31/2029 - 11/15/2036, with a value of $1,020,495.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,718, collateralized by FHLMC, 2.50% - 6.00%, due 2/1/2032 - 3/1/2056, FNMA, 3.00% - 6.00%, due 8/1/2033 - 11/1/2052, GNMA, 1.25% - 6.50%, due 11/20/2037 - 10/16/2057 and U.S. Treasury Securities, 0.00%, due 8/15/2043, with a value of $1,020,921.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,718, collateralized by FHLMC, 2.00% - 6.50%, due 3/1/2027 - 2/1/2056, FNMA, 2.00% - 6.50%, due 2/1/2030 - 10/1/2055 and GNMA, 2.50% - 6.50%, due 5/20/2031 - 2/20/2056, with a value of $1,020,982.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $2,001,435, collateralized by FHLMC, 1.50% - 6.50%, due 1/1/2030 - 3/1/2056, FNMA, 2.00% - 7.50%, due 2/1/2029 - 1/1/2056, GNMA, 2.25% - 6.50%, due 12/15/2034 - 12/15/2060 and U.S. Treasury Securities, 0.00% - 6.25%, due 2/18/2027 - 5/15/2030, with a value of $2,042,258.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 3.83%, dated 2/27/2026, due 5/28/2026, repurchase price $1,514,363, collateralized by FFCB, 1.87%, due 9/1/2033, FHLB, 5.50%, due 10/9/2040, FHLMC, 1.00% - 10.08%, due 7/27/2026 - 2/1/2056, FNMA, 1.50% - 6.50%, due 12/1/2030 - 3/25/2056 and GNMA, 5.00%, due 7/20/2053, with a value of $1,538,881.	1,500,000	1,500,000
HSBC Securities USA, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $235,072, collateralized by FHLMC, 2.37% - 6.00%, due 12/1/2035 - 12/1/2055 and FNMA, 1.17% - 7.00%, due 1/1/2028 - 1/1/2056, with a value of $239,773.	235,000	235,000
ING Financial Markets LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $275,084, collateralized by FHLMC, 3.00% - 6.65%, due 9/1/2035 - 4/1/2055 and FNMA, 2.50% - 6.50%, due 10/1/2035 - 7/1/2056, with a value of $280,586.	275,000	275,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metropolitan Life Insurance Co., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 1/31/2028 - 2/15/2054, with a value of $1,020,104.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 3.67%, dated 2/27/2026, due 3/3/2026, repurchase price $500,204, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 12/20/2055, with a value of $510,208.	500,000	500,000
Natixis SA, 3.67%, dated 2/27/2026, due 3/6/2026, repurchase price $2,001,427, collateralized by FHLMC, 2.00% - 7.00%, due 11/15/2034 - 9/1/2055, FNMA, 1.27% - 6.50%, due 11/1/2028 - 10/1/2055, GNMA, 3.00% - 6.50%, due 9/16/2039 - 10/20/2055, Tennessee Valley Authority, 0.00% - 5.38%, due 1/15/2038 - 4/1/2056 and U.S. Treasury Securities, 0.00% - 5.00%, due 3/19/2026 - 11/15/2055, with a value of $2,051,289.	2,000,000	2,000,000
Nomura Securities Co. Ltd., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.13% - 4.88%, due 5/15/2026 - 8/15/2053, with a value of $1,020,318.	1,000,000	1,000,000
Norinchukin Bank (The), 3.66%, dated 2/27/2026, due 3/4/2026, repurchase price $300,153, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 5/31/2032 - 8/15/2039, with a value of $306,000.	300,000	300,000
Norinchukin Bank (The), 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $300,215, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 5/31/2032 - 8/15/2039, with a value of $306,000.	300,000	300,000
Prudential Legacy Insurance Co. of New Jersey, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $800,244, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 6/30/2027 - 5/15/2054, with a value of $816,083.	800,000	800,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
RBC Capital Markets LLC, 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $3,602,590, collateralized by FFCB, 1.20% - 4.75%, due 3/13/2028 - 3/12/2029, FHLB, 3.80%, due 2/11/2028, FHLMC, 0.75% - 6.50%, due 8/25/2026 - 1/1/2056, FNMA, 1.00% - 6.00%, due 9/1/2026 - 4/1/2055, GNMA, 0.75% - 8.00%, due 4/20/2026 - 3/20/2064, Tennessee Valley Authority, 4.70% - 5.25%, due 7/15/2033 - 2/1/2055 and U.S. Treasury Securities, 0.00% - 4.88%, due 4/15/2026 - 11/15/2055, with a value of $3,697,002.	3,600,000	3,600,000
Royal Bank of Canada, 3.55%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,690, collateralized by FHLMC, 2.50% - 6.50%, due 11/1/2034 - 5/25/2055 and FNMA, 1.27% - 8.00%, due 1/1/2027 - 7/1/2060, with a value of $1,042,014.	1,000,000	1,000,000
Royal Bank of Canada, 3.61%, dated 2/27/2026, due 3/6/2026, repurchase price $3,002,106, collateralized by FHLMC, 2.00% - 8.00%, due 9/1/2026 - 2/1/2056 and FNMA, 1.24% - 7.50%, due 10/1/2026 - 1/1/2057, with a value of $3,121,449.	3,000,000	3,000,000
Royal Bank of Canada, 3.63%, dated 2/27/2026, due 3/6/2026, repurchase price $2,001,412, collateralized by FHLMC, 2.00% - 7.00%, due 1/1/2027 - 2/1/2056, FNMA, 1.27% - 7.00%, due 10/1/2027 - 12/1/2060 and U.S. Treasury Securities, 0.00%, due 6/9/2026, with a value of $2,077,587.	2,000,000	2,000,000
Societe Generale SA, 3.67%, dated 2/27/2026, due 3/4/2026, repurchase price $1,500,765, collateralized by FHLMC, 1.50% - 7.00%, due 4/1/2028 - 3/1/2056, FNMA, 2.00% - 7.50%, due 5/1/2027 - 6/1/2064 and U.S. Treasury Securities, 0.00%, due 5/7/2026, with a value of $1,530,002.	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $600,183, collateralized by U.S. Treasury Securities, 0.63% - 4.63%, due 11/30/2027 - 11/15/2055, with a value of $612,187.	600,000	600,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

The Northwestern Mutual Life Insurance Co., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,300,398, collateralized by FHLMC, 2.00% - 5.50%, due 9/1/2042 - 8/1/2054 and FNMA, 0.00% - 5.50%, due 12/1/2039 - 3/1/2053, with a value of $1,326,135.	1,300,000	1,300,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,689,516. (a)	1,689,001	1,689,001
UBS Securities LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061, collateralized by FHLMC, 3.00% - 6.00%, due 3/1/2027 - 10/1/2039, FNMA, 3.00% - 6.50%, due 11/1/2026 - 7/1/2049, GNMA, 2.50% - 8.00%, due 4/15/2026 - 1/20/2056 and U.S. Treasury Securities, 2.88% - 4.75%, due 1/31/2028 - 2/15/2056, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 3.67%, dated 2/27/2026, due 3/4/2026, repurchase price $200,102, collateralized by FHLMC, 2.00% - 8.50%, due 5/1/2026 - 10/1/2053, FNMA, 2.00% - 9.00%, due 4/1/2026 - 2/1/2053, GNMA, 1.50% - 9.00%, due 3/15/2026 - 11/20/2053 and U.S. Treasury Securities, 1.75% - 4.00%, due 1/15/2028 - 2/15/2053, with a value of $204,000.	200,000	200,000
Wells Fargo Bank NA, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,500,459, collateralized by GNMA, 1.50% - 5.75%, due 1/16/2040 - 2/20/2056, with a value of $1,545,473.	1,500,000	1,500,000
Wells Fargo Securities LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,092,401, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 3/31/2026 - 2/15/2056, with a value of $2,134,249.	2,091,763	2,091,763
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $6,852,095, collateralized by GNMA, 2.00% - 8.50%, due 6/15/2026 - 2/20/2056 and U.S. Treasury Securities, 0.75% - 4.50%, due 4/30/2026 - 5/15/2034, with a value of $6,989,137.	6,850,000	6,850,000
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/3/2026, repurchase price $2,501,019, collateralized by FNMA, 1.50% - 7.50%, due 3/1/2027 - 7/1/2056, with a value of $2,551,820.	2,500,000	2,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/4/2026, repurchase price $7,003,568, collateralized by FNMA, 1.50% - 8.00%, due 8/1/2026 - 3/1/2063, with a value of $7,145,095.	7,000,000	7,000,000
Westpac Banking Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $900,275, collateralized by U.S. Treasury Securities, 3.75% - 3.88%, due 4/15/2028 - 6/15/2028, with a value of $918,280.	900,000	900,000
Total Repurchase Agreements (Cost $128,279,225)		128,279,225
U.S. Government Agency Securities — 18.5%
FFCB
DN, 3.77%, 3/16/2026 (b)	62,000	61,903
DN, 3.77%, 4/7/2026 (b)	187,000	186,279
DN, 3.55%, 8/12/2026 (b)	150,000	147,615
FFCB Funding Corp.
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	90,000	90,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	136,000	136,000
(SOFR + 0.07%), 3.74%, 3/2/2026 (c)	305,000	305,000
(SOFR + 0.07%), 3.74%, 3/2/2026 (c)	248,000	248,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	365,000	365,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	210,000	210,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	530,000	530,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	275,000	275,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	135,000	135,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	460,000	460,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	125,000	125,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	80,000	80,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	375,000	375,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	345,000	345,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	80,000	80,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	330,000	329,972
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	360,000	360,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	220,000	220,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	170,000	170,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	135,000	135,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	205,000	205,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	100,000	100,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	200,000	200,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	165,000	165,000
(SOFR + 0.11%), 3.78%, 3/2/2026 (c)	200,000	200,000
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	110,000	110,000
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	398,000	398,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	275,000	275,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	75,000	75,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	275,000	275,000
FHLB
DN, 3.48%, 3/2/2026 (b)	51,653	51,648
(SOFR + 0.01%), 3.67%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.01%), 3.67%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	950,000	950,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	705,000	705,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	344,900	344,900
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	955,000	955,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	955,000	955,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	2,000,000	2,000,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	120,000	120,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	945,000	945,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.05%), 3.72%, 3/2/2026 (c)	395,000	395,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	300,000	300,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	54,000	54,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	450,000	450,000
(SOFR + 0.07%), 3.74%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	750,000	750,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	388,665	388,564
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	1,495,000	1,495,000
DN, 3.92%, 3/3/2026 (b)	500,000	499,891
DN, 3.90%, 3/4/2026 (b)	150,000	149,951
DN, 3.76%, 3/9/2026 (b)	150,000	149,875
3.85%, 3/10/2026	500,000	499,997
DN, 3.77%, 3/11/2026 (b)	200,000	199,791
3.85%, 3/11/2026	750,000	749,995
3.85%, 3/11/2026	1,000,000	999,993
DN, 3.77%, 3/12/2026 (b)	425,000	424,511
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	47

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
DN, 3.77%, 3/13/2026 (b)	250,000	249,686
DN, 3.77%, 3/16/2026 (b)	500,000	499,217
DN, 3.77%, 3/17/2026 (b)	250,000	249,582
DN, 3.73%, 4/1/2026 (b)	191,700	191,086
DN, 3.75%, 4/2/2026 (b)	450,000	448,504
DN, 3.59%, 4/21/2026 (b)	200,000	198,989
DN, 3.55%, 6/18/2026 (b)	1,865,000	1,845,185
DN, 3.57%, 6/24/2026 (b)	41,000	40,538
DN, 3.54%, 6/25/2026 (b)	3,150,000	3,114,456
DN, 3.57%, 6/26/2026 (b)	250,000	247,136
DN, 3.56%, 7/1/2026 (b)	500,000	494,036
DN, 3.55%, 7/9/2026 (b)	1,400,000	1,382,280
DN, 3.57%, 7/16/2026 (b)	100,000	98,659
DN, 3.61%, 7/23/2026 (b)	450,000	443,601
DN, 3.61%, 7/24/2026 (b)	300,000	295,698
DN, 3.59%, 7/31/2026 (b)	1,000,000	985,075
DN, 3.61%, 8/6/2026 (b)	1,250,000	1,230,667
DN, 3.58%, 8/12/2026 (b)	567,000	557,894
DN, 3.59%, 8/14/2026 (b)	100,000	98,373
FHLMC
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	970,000	970,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	1,980,000	1,980,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	2,360,000	2,360,000
(SOFR + 0.11%), 3.78%, 3/2/2026 (c)	790,000	790,000
(SOFR + 0.12%), 3.79%, 3/2/2026 (c)	1,124,048	1,123,949
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	427,000	427,014
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	1,500,000	1,500,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	900,000	900,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	500,000	500,000
FNMA
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	1,707,000	1,707,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	1,984,000	1,984,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	1,502,000	1,502,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	1,206,000	1,206,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	362,000	362,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	275,000	275,000
DN, 3.57%, 4/21/2026 (b)	1,000,000	994,971
DN, 3.57%, 5/8/2026 (b)	1,000,000	993,313
Total U.S. Government Agency Securities (Cost $62,651,794)		62,651,794
U.S. Treasury Obligations — 8.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 3.77%, 3/2/2026 (c)	2,906,280	2,906,286
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (c)	7,617,200	7,613,964
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (c)	5,575,300	5,574,615
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (c)	1,600,000	1,600,540
U.S. Treasury Notes
2.25%, 3/31/2026	400,000	399,368
4.88%, 4/30/2026	719,200	720,157
1.63%, 5/15/2026	925,000	920,307
3.63%, 5/15/2026	470,000	469,459
1.88%, 6/30/2026	200,000	198,493
0.75%, 8/31/2026	380,000	374,286
1.38%, 8/31/2026	400,000	395,192
3.75%, 8/31/2026	2,558,000	2,556,782
1.13%, 10/31/2026	667,000	655,647
1.63%, 11/30/2026	629,200	620,154
4.38%, 12/15/2026	150,000	150,931
4.25%, 12/31/2026	205,000	206,142
1.88%, 2/28/2027	450,000	442,572
4.13%, 2/28/2027	2,733,000	2,748,129
Total U.S. Treasury Obligations (Cost $28,553,024)		28,553,024
Short Term Investments — 31.5%
U.S. Treasury Obligations — 31.5%
U.S. Treasury Bills
3.94%, 3/3/2026 (b)	720,000	719,843
3.88%, 3/5/2026 (b)	4,648,500	4,646,496
3.54%, 3/10/2026 (b)	2,932,700	2,930,105
3.76%, 3/17/2026 (b)	3,171,500	3,166,214
3.76%, 3/24/2026 (b)	4,548,000	4,537,104
3.71%, 3/26/2026 (b)	2,347,500	2,341,460
3.75%, 3/31/2026 (b)	4,790,000	4,775,071
3.72%, 4/2/2026 (b)	3,841,150	3,828,479
3.63%, 4/7/2026 (b)	2,526,500	2,517,100
3.71%, 4/9/2026 (b)	1,361,300	1,355,851
3.83%, 4/16/2026 (b)	8,591,700	8,549,848
3.56%, 4/21/2026 (b)	5,343,000	5,316,205
3.68%, 4/23/2026 (b)	1,488,500	1,480,479
3.56%, 5/5/2026 (b)	2,050,000	2,036,897
3.58%, 5/12/2026 (b)	50,000	49,645
3.83%, 5/14/2026 (b)	2,981,500	2,958,178
3.74%, 5/21/2026 (b)	3,116,500	3,090,485
3.59%, 5/26/2026 (b)	550,000	545,321
3.92%, 6/11/2026 (b)	3,626,700	3,586,826
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.56%, 6/18/2026 (b)	6,501,500	6,432,199
3.53%, 6/25/2026 (b)	3,850,750	3,807,508
3.54%, 7/2/2026 (b)	439,000	433,762
3.89%, 7/9/2026 (b)	488,050	481,276
3.54%, 7/16/2026 (b)	581,000	573,284
3.56%, 7/23/2026 (b)	5,876,000	5,793,508
3.58%, 7/30/2026 (b)	1,600,000	1,576,343
3.63%, 8/6/2026 (b)	4,344,000	4,275,929
3.57%, 8/13/2026 (b)	10,683,000	10,511,117
3.56%, 8/20/2026 (b)	3,134,500	3,082,084
3.59%, 8/27/2026 (b)	3,400,000	3,340,408
3.73%, 9/3/2026 (b)	1,328,308	1,303,189
3.61%, 10/1/2026 (b)	1,550,000	1,517,383
3.48%, 12/24/2026 (b)	1,593,250	1,548,594
3.46%, 2/18/2027 (b)	3,297,750	3,189,279
Total U.S. Treasury Obligations (Cost $106,297,470)		106,297,470
Total Short Term Investments (Cost $106,297,470)		106,297,470
Total Investments — 96.4% (Cost $325,781,513) *		325,781,513
Other Assets in Excess of Liabilities — 3.6%		12,152,151
NET ASSETS — 100.0%		337,933,664

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At February 28, 2026, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of March 2, 2026, as
follows for JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$600,000	$600,184	$618,189
Agency Joint Trading Account II	1,555,331	1,555,808	1,586,438
Agency Joint Trading Account III	254,158	254,236	259,488
Treasury Joint Trading Account I	1,689,001	1,689,516	1,723,285

Repurchase Agreements - At February 28, 2026, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.67%	$600,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	1,555,331
Agency Joint Trading Account III
BNP Paribas SA	3.67%	254,158
Treasury Joint Trading Account I
BNP Paribas SA	3.66%	1,080,961
Citibank NA	3.66%	67,560
Wells Fargo Securities LLC	3.66%	540,480
Total		1,689,001

At February 28, 2026, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%	3/25/2051
FNMA	5.00%	7/25/2051
GNMA	2.63%-7.50%	12/20/2045-2/20/2056
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	4/1/2030-2/1/2056
FNMA	1.50%-7.00%	7/1/2027-3/1/2061
GNMA	2.00%-7.00%	12/15/2027-1/20/2076
Agency Joint Trading Account III
FHLMC	2.00%-7.50%	4/25/2026-3/1/2056
FNMA	1.50%-7.00%	6/25/2026-12/1/2055
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.75%	2/28/2026-2/15/2056

(b)	The rate shown is the effective yield as of February 28, 2026.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	49

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 51.6%
BNP Paribas SA, 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $500,358, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 6/15/2026 - 8/15/2051, with a value of $516,256.	500,000	500,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 1/31/2027 - 8/15/2035, with a value of $259,727.	250,000	250,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 6.75%, due 2/28/2026 - 2/15/2054, with a value of $259,728.	250,000	250,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 5/21/2026 - 2/15/2055, with a value of $259,728.	250,000	250,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 3/5/2026 - 11/15/2035, with a value of $259,730.	250,000	250,000
BNP Paribas SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $750,542, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 2/28/2026 - 2/15/2054, with a value of $793,299.	750,000	750,000
BofA Securities, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $688,341, collateralized by U.S. Treasury Securities, 1.75% - 4.63%, due 6/30/2026 - 11/15/2028, with a value of $701,894.	688,131	688,131
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 3.78% - 4.13%, due 4/30/2027 - 2/29/2032, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $500,359, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 3/24/2026 - 2/15/2055, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $500,359, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 8/31/2026 - 2/15/2046, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Securities, Inc., 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $250,181, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 7/15/2026 - 5/15/2031, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 3.74%, dated 2/27/2026, due 3/6/2026, repurchase price $250,182, collateralized by U.S. Treasury Securities, 3.88%, due 6/15/2028, with a value of $255,000.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 9/30/2032 - 1/15/2033, with a value of $204,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 2/27/2026, due 4/2/2026, repurchase price $501,733, collateralized by U.S. Treasury Securities, 1.88% - 5.00%, due 5/31/2029 - 8/15/2044, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 2/27/2026, due 4/16/2026, repurchase price $502,453, collateralized by U.S. Treasury Securities, 1.88% - 4.25%, due 8/15/2035 - 2/15/2036, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 2/27/2026, due 5/31/2026, repurchase price $504,818, collateralized by U.S. Treasury Securities, 1.88% - 5.00%, due 8/15/2035 - 2/15/2041, with a value of $510,000.	500,000	500,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,000,610, collateralized by U.S. Treasury Securities, 1.25% - 6.38%, due 8/15/2027 - 2/15/2045, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $4,401,342, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 5/28/2026 - 8/15/2055, with a value of $4,488,000.	4,400,000	4,400,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $9,002,745, collateralized by U.S. Treasury Securities, 1.75% - 4.75%, due 1/31/2029 - 11/15/2043, with a value of $9,180,000.	9,000,000	9,000,000
Natixis SA, 3.69%, dated 2/27/2026, due 4/6/2026, repurchase price $501,948, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 3/19/2026 - 5/15/2055, with a value of $514,705.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Norinchukin Bank (The), 3.66%, dated 2/27/2026, due 3/4/2026, repurchase price $200,102, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Norinchukin Bank (The), 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $200,144, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Societe Generale SA, 3.67%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,714, collateralized by U.S. Treasury Securities, 0.88% - 4.38%, due 6/30/2026 - 11/15/2031, with a value of $1,020,000.	1,000,000	1,000,000
TD Securities USA LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $750,229, collateralized by U.S. Treasury Securities, 4.38% - 5.00%, due 8/15/2043 - 2/15/2056, with a value of $765,233.	750,000	750,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,351,525. (a)	2,350,808	2,350,808
Wells Fargo Bank NA, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 2/15/2045 - 2/15/2056, with a value of $1,020,311.	1,000,000	1,000,000
Wells Fargo Securities LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,250,686, collateralized by U.S. Treasury Securities, 0.63% - 4.50%, due 5/15/2026 - 5/15/2033, with a value of $2,295,700.	2,250,000	2,250,000
Total Repurchase Agreements (Cost $30,038,939)		30,038,939
U.S. Treasury Obligations — 24.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (b)	837,500	837,448
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (b)	450,000	449,999
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 3.77%, 3/2/2026 (b)	502,000	501,995
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (b)	240,000	240,039
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (b)	1,628,500	1,627,722
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (b)	850,000	849,897
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (b)	2,980,000	2,981,776
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (b)	1,166,000	1,166,107
U.S. Treasury Notes
4.88%, 4/30/2026	200,000	200,277
1.63%, 5/15/2026	124,000	123,372
3.63%, 5/15/2026	44,000	43,987
0.75%, 5/31/2026	93,000	92,295
2.13%, 5/31/2026	22,000	21,910
4.13%, 6/15/2026	13,000	13,007
0.88%, 6/30/2026	201,000	198,949
1.88%, 6/30/2026	50,000	49,623
4.63%, 6/30/2026	608,000	609,133
0.63%, 7/31/2026	83,000	81,937
1.88%, 7/31/2026	75,000	74,426
4.38%, 7/31/2026	150,000	150,210
1.38%, 8/31/2026	250,000	246,954
3.75%, 8/31/2026	450,000	449,821
0.88%, 9/30/2026	146,000	143,653
3.50%, 9/30/2026	193,000	192,793
4.63%, 10/15/2026	200,000	201,247
1.13%, 10/31/2026	150,000	147,452
1.63%, 11/30/2026	117,000	115,321
4.25%, 11/30/2026	810,000	814,099
1.25%, 12/31/2026	224,750	220,564
1.75%, 12/31/2026	100,000	98,544
4.25%, 12/31/2026	775,000	779,410
4.13%, 1/31/2027	400,000	401,967
Total U.S. Treasury Obligations (Cost $14,125,934)		14,125,934
Short Term Investments — 21.2%
U.S. Treasury Obligations — 21.2%
U.S. Treasury Bills
3.84%, 3/3/2026 (c)	1,155,000	1,154,754
3.74%, 3/10/2026 (c)	375,000	374,649
3.76%, 3/24/2026 (c)	500,000	498,802
3.66%, 3/26/2026 (c)	850,000	847,842
3.75%, 3/31/2026 (c)	550,000	548,286
3.77%, 4/2/2026 (c)	560,000	558,130
3.71%, 4/9/2026 (c)	410,000	408,359
3.85%, 4/16/2026 (c)	965,000	960,276
3.73%, 4/23/2026 (c)	430,000	427,652
3.82%, 5/14/2026 (c)	525,000	520,907
3.59%, 5/19/2026 (c)	1,850	1,836
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	51

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.74%, 5/21/2026 (c)	550,000	545,409
3.98%, 6/11/2026 (c)	450,000	444,976
3.53%, 6/25/2026 (c)	650,000	642,701
3.54%, 7/2/2026 (c)	250,000	247,015
3.98%, 7/9/2026 (c)	93,000	91,682
3.56%, 7/23/2026 (c)	900,000	887,352
3.66%, 8/6/2026 (c)	345,000	339,539
3.58%, 8/13/2026 (c)	1,575,000	1,549,554
3.59%, 8/27/2026 (c)	300,000	294,742
3.73%, 9/3/2026 (c)	50,000	49,054
3.61%, 10/1/2026 (c)	250,000	244,739
3.48%, 12/24/2026 (c)	300,000	291,591
3.50%, 1/21/2027 (c)	300,000	290,790
3.46%, 2/18/2027 (c)	145,000	140,231
Total U.S. Treasury Obligations (Cost $12,360,868)		12,360,868
Total Short Term Investments (Cost $12,360,868)		12,360,868
Total Investments — 97.0% (Cost $56,525,741) *		56,525,741
Other Assets in Excess of Liabilities — 3.0%		1,735,435
NET ASSETS — 100.0%		58,261,176

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At February 28,
2026, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of March 2, 2026, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$2,350,808	$2,351,525	$2,398,526

Repurchase Agreements - At February 28, 2026, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	3.66%	$1,504,517
Citibank NA	3.66%	94,032
Wells Fargo Securities LLC	3.66%	752,259
Total		2,350,808

At February 28, 2026, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.75%	2/28/2026-2/15/2056

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 31.9%
FFCB
DN, 3.64%, 3/3/2026 (a)	100,000	99,980
DN, 4.04%, 3/4/2026 (a)	25,000	24,992
DN, 4.05%, 3/11/2026 (a)	25,000	24,972
DN, 3.74%, 6/22/2026 (a)	30,000	29,652
DN, 3.61%, 7/24/2026 (a)	25,000	24,641
FFCB Funding Corp., (SOFR + 0.14%), 3.81%, 3/2/2026 (b)	100,000	100,000
FHLB
DN, 3.48%, 3/2/2026 (a)	1,000	1,000
(SOFR + (0.01)%), 3.66%, 3/2/2026 (b)	250,000	250,000
(SOFR + (0.01)%), 3.67%, 3/2/2026 (b)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	249,998
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
DN, 3.78%, 3/12/2026 (a)	85,000	84,902
DN, 3.80%, 4/16/2026 (a)	75,000	74,637
DN, 3.99%, 5/15/2026 (a)	28,000	27,769
DN, 4.05%, 7/31/2026 (a)	32,000	31,461
Total U.S. Government Agency Securities (Cost $2,524,004)		2,524,004
U.S. Treasury Obligations — 1.6%
U.S. Treasury Floating Rate Notes, (US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (b)	100,000	100,002
U.S. Treasury Notes, 0.88%, 6/30/2026	25,000	24,730
Total U.S. Treasury Obligations (Cost $124,732)		124,732
Short Term Investments — 67.7%
U.S. Treasury Obligations — 67.7%
U.S. Treasury Bills
3.62%, 3/3/2026 (a)	300,000	299,940
3.88%, 3/5/2026 (a)	25,000	24,989
3.66%, 3/10/2026 (a)	200,000	199,817
3.65%, 3/17/2026 (a)	350,000	349,434
3.67%, 3/19/2026 (a)	150,000	149,725
3.66%, 3/24/2026 (a)	450,000	448,949
3.66%, 3/26/2026 (a)	250,000	249,366
3.66%, 4/2/2026 (a)	300,000	299,026
3.64%, 4/7/2026 (a)	200,000	199,255
3.66%, 4/9/2026 (a)	300,000	298,815
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
3.64%, 4/14/2026 (a)	300,000	298,671
3.70%, 4/16/2026 (a)	50,000	49,765
3.62%, 4/21/2026 (a)	350,000	348,213
3.68%, 4/23/2026 (a)	50,000	49,731
3.58%, 4/28/2026 (a)	400,000	397,733
3.66%, 4/30/2026 (a)	25,000	24,848
3.56%, 5/5/2026 (a)	100,000	99,361
3.73%, 5/7/2026 (a)	100,000	99,311
3.54%, 5/12/2026 (a)	100,000	99,298
3.84%, 5/14/2026 (a)	100,000	99,216
3.59%, 5/19/2026 (a)	100,000	99,219
3.74%, 5/21/2026 (a)	50,000	49,583
3.61%, 5/26/2026 (a)	100,000	99,145
3.70%, 5/28/2026 (a)	50,000	49,551
3.67%, 6/4/2026 (a)	50,000	49,520
3.74%, 6/11/2026 (a)	75,000	74,214
3.53%, 6/18/2026 (a)	50,000	49,471
3.53%, 6/25/2026 (a)	50,000	49,438
3.54%, 7/2/2026 (a)	50,000	49,402
3.67%, 7/9/2026 (a)	75,000	74,018
3.54%, 7/16/2026 (a)	50,000	49,336
3.57%, 7/23/2026 (a)	50,000	49,296
3.58%, 7/30/2026 (a)	50,000	49,261
3.66%, 8/6/2026 (a)	75,000	73,814
3.56%, 8/13/2026 (a)	50,000	49,198
3.56%, 8/20/2026 (a)	50,000	49,164
3.59%, 8/27/2026 (a)	50,000	49,124
3.73%, 9/3/2026 (a)	75,000	73,582
3.61%, 10/1/2026 (a)	75,000	73,422
3.48%, 12/24/2026 (a)	75,000	72,902
3.50%, 1/21/2027 (a)	25,000	24,233
3.46%, 2/18/2027 (a)	25,000	24,178
Total U.S. Treasury Obligations (Cost $5,366,534)		5,366,534
Total Short Term Investments (Cost $5,366,534)		5,366,534
Total Investments — 101.2% (Cost $8,015,270) *		8,015,270
Liabilities in Excess of Other Assets — (1.2)%		(96,159)
NET ASSETS — 100.0%		7,919,111

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	53

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	The rate shown is the effective yield as of February 28, 2026.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 17.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (a)	6,025,000	6,025,048
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (a)	2,934,500	2,934,495
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 3.77%, 3/2/2026 (a)	2,359,000	2,358,976
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (a)	3,635,000	3,635,212
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (a)	6,350,000	6,347,168
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (a)	6,145,000	6,143,831
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (a)	8,789,500	8,793,919
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (a)	3,877,000	3,877,562
U.S. Treasury Notes
3.75%, 4/15/2026	150,000	149,952
0.75%, 4/30/2026	40,000	39,787
4.88%, 4/30/2026	250,000	250,347
1.63%, 5/15/2026	636,000	632,778
3.63%, 5/15/2026	212,000	211,939
0.75%, 5/31/2026	460,000	456,504
2.13%, 5/31/2026	106,000	105,568
4.13%, 6/15/2026	73,384	73,422
0.88%, 6/30/2026	108,000	106,893
4.63%, 6/30/2026	892,000	893,932
0.63%, 7/31/2026	70,000	69,101
1.88%, 7/31/2026	370,000	367,171
4.38%, 7/31/2026	474,000	475,233
3.75%, 8/31/2026	1,070,000	1,069,756
0.88%, 9/30/2026	605,000	595,274
1.63%, 9/30/2026	70,000	69,219
3.50%, 9/30/2026	675,000	674,502
4.63%, 10/15/2026	659,750	663,886
1.13%, 10/31/2026	360,000	353,879
4.13%, 10/31/2026	999,875	1,002,905
4.25%, 11/30/2026	374,875	376,669
4.38%, 12/15/2026	800,000	805,171
1.25%, 12/31/2026	750,000	735,979
1.75%, 12/31/2026	449,750	443,151
4.25%, 12/31/2026	2,149,625	2,161,643
1.50%, 1/31/2027	600,000	588,796
4.13%, 1/31/2027	150,000	150,738
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.88%, 2/28/2027	250,000	245,936
Total U.S. Treasury Obligations (Cost $53,886,342)		53,886,342
Short Term Investments — 85.0%
U.S. Treasury Obligations — 85.0%
U.S. Treasury Bills
3.66%, 3/3/2026 (b)	15,997,250	15,994,001
3.70%, 3/5/2026 (b)	10,598,000	10,593,644
3.61%, 3/10/2026 (b)	15,241,000	15,227,257
3.65%, 3/12/2026 (b)	13,701,000	13,685,726
3.87%, 3/17/2026 (b)	16,964,500	16,936,865
3.62%, 3/19/2026 (b)	10,247,500	10,228,965
3.65%, 3/24/2026 (b)	18,444,250	18,401,294
3.62%, 3/26/2026 (b)	10,289,500	10,263,672
3.70%, 3/31/2026 (b)	18,425,250	18,370,818
3.66%, 4/2/2026 (b)	8,800,000	8,771,440
3.64%, 4/7/2026 (b)	11,100,000	11,058,673
3.66%, 4/9/2026 (b)	12,696,750	12,646,625
3.64%, 4/14/2026 (b)	11,601,500	11,550,128
3.80%, 4/16/2026 (b)	3,700,000	3,682,110
3.63%, 4/21/2026 (b)	11,048,000	10,991,543
3.68%, 4/23/2026 (b)	1,300,000	1,292,995
3.58%, 4/28/2026 (b)	11,097,000	11,034,045
3.66%, 4/30/2026 (b)	1,300,000	1,292,113
3.56%, 5/5/2026 (b)	2,875,500	2,857,121
3.54%, 5/12/2026 (b)	2,899,500	2,879,145
3.79%, 5/14/2026 (b)	3,800,000	3,770,585
3.59%, 5/19/2026 (b)	2,899,500	2,876,848
3.74%, 5/21/2026 (b)	2,700,000	2,677,462
3.61%, 5/26/2026 (b)	2,899,500	2,874,703
3.76%, 6/11/2026 (b)	4,590,000	4,541,565
3.62%, 6/16/2026 (b)	500,000	494,676
3.53%, 6/25/2026 (b)	2,800,000	2,768,558
3.54%, 7/2/2026 (b)	2,800,000	2,766,517
3.73%, 7/9/2026 (b)	2,700,000	2,664,087
3.54%, 7/16/2026 (b)	2,900,000	2,861,484
3.57%, 7/23/2026 (b)	2,900,000	2,859,168
3.58%, 7/30/2026 (b)	1,444,750	1,423,389
3.62%, 8/6/2026 (b)	3,512,500	3,457,509
3.56%, 8/13/2026 (b)	1,492,750	1,468,804
3.56%, 8/20/2026 (b)	2,950,000	2,900,669
3.59%, 8/27/2026 (b)	1,511,000	1,484,517
3.73%, 9/3/2026 (b)	1,800,000	1,765,962
3.61%, 10/1/2026 (b)	1,300,000	1,272,644
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	55

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.48%, 12/24/2026 (b)	1,410,000	1,370,485
3.50%, 1/21/2027 (b)	725,000	702,744
3.46%, 2/18/2027 (b)	2,215,000	2,142,143
Total U.S. Treasury Obligations (Cost $256,902,699)		256,902,699
Total Short Term Investments (Cost $256,902,699)		256,902,699
Total Investments — 102.8% (Cost $310,789,041) *		310,789,041
Liabilities in Excess of Other Assets — (2.8)%		(8,566,956)
NET ASSETS — 100.0%		302,222,085

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(b)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 64.6%
Alabama — 1.3%
Public Finance Authority Series 2025-VRS219, Class A, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML5061, Rev., VRDO, LOC : Bank of America NA, 2.14%, 3/2/2026 (a) (b)	12,285	12,285
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.08%, 7/9/2026 (a) (b)	100,000	100,000
Total Alabama		137,285
Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage Series 2007B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/6/2026 (b)	27,930	27,930
City of Valdez, Exxon Pipeline Co. Project
Series 1993B, Rev., VRDO, 2.00%, 3/2/2026 (b)	10,165	10,165
Series 1993C, Rev., VRDO, 2.00%, 3/2/2026 (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 3/6/2026 (a) (b)	4,305	4,305
Total Alaska		52,400
Arizona — 1.4%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	45,110	45,110
Arizona Industrial Development Authority, Juniper Square Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	22,880	22,880
Arizona Industrial Development Authority, Multi-Family Housing Draw Down Sidney Village Project
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	2,265	2,265
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	1,335	1,335
Arizona Industrial Development Authority, Multi-Family Housing Townhomes On Earley Project Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	15,680	15,680
Deutsche Bank Spears
Series DB-8166, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	7,010	7,010
Series DB-8222, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	9,510	9,510
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	21,000	21,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8042, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-XL0609, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	20,625	20,625
Total Arizona		148,085
Arkansas — 0.3%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	28,900	28,900
California — 1.2%
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	32,250	32,250
Series 25-VRS213, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	45,000	45,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	17,375	17,375
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	17,200	17,200
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	5,185	5,185
Series 2025-XM1245, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,975	3,975
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	6,975	6,975
Total California		127,960
Colorado — 0.3%
Colorado State Education Loan Program, Rev., TRAN, 5.00%, 6/30/2026	2,920	2,944
Deutsche Bank Spears
Series DB-8148, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	8,595	8,595
Series 2025-DB-8167, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	8,960	8,960
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,905	3,905
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XF8032, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,665	2,665
Total Colorado		30,819
Connecticut — 1.8%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	25,875	26,130
City of New London
Series A, GO, BAN, 4.00%, 3/12/2026	24,954	24,963
GO, BAN, 3.75%, 3/11/2027 (c)	27,610	28,019
City of Torrington, GO, BAN, 4.00%, 3/12/2026	22,350	22,358
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	13,500	13,500
State of Connecticut Special Tax Series 2022A, Rev., 5.00%, 7/1/2026	1,965	1,981
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2022B, Rev., 5.00%, 7/1/2026	1,680	1,693
Series 2024B, Rev., 5.00%, 7/1/2026	7,300	7,358
Series 2025A, Rev., 5.00%, 7/1/2026	5,200	5,242
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	7,000	7,000
Series 2025-CF7067, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	7,300	7,300
Town of Griswold, GO, BAN, 4.00%, 1/28/2027	2,200	2,231
Town of Killingly Series B, GO, BAN, 4.00%, 11/10/2026	15,000	15,148
Town of North Haven, GO, BAN, 3.75%, 10/29/2026	6,250	6,299
Town of Oxford, GO, BAN, 3.75%, 3/10/2027 (c)	15,080	15,302
Total Connecticut		190,229
District of Columbia — 1.5%
Deutsche Bank Spears
Series DB-8232, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,165	3,165
Series 2025-DB8211, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,750	4,750
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	13,625	13,625
Series 2025-CF7046, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	17,360	17,360
Series 2025-XF8012, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	8,000	8,000
Series 2025-XL0714, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,350	6,350
Series 2025-XX1403, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,990	3,990
Series 2025-ZF3379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,270	3,270
Series 2025-ZF3380, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,660	4,660
Total District of Columbia		155,170
Florida — 3.2%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 1.93%, 3/6/2026 (b)	1,245	1,245
County of Broward, Power and Light Co. Project, Rev., VRDO, 1.99%, 3/6/2026 (b)	43,600	43,600
County of Martin, Florida Power and Light Co., Project, Rev., VRDO, 2.00%, 3/6/2026 (b)	16,025	16,025
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.90%, 3/6/2026 (b)	24,900	24,900
Deutsche Bank Spears Series DB-8165, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	12,435	12,435
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 1.88%, 3/6/2026 (b)	12,000	12,000
Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., AMT, VRDO, 2.45%, 3/6/2026 (b)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024B, Rev., AMT, VRDO, 2.03%, 3/6/2026 (b)	32,500	32,500
Series 2024A, Rev., AMT, VRDO, 2.15%, 3/6/2026 (b)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	130	130
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 1.93%, 3/6/2026 (b)	3,770	3,770
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	40,000	40,000
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	16,660	16,660
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.11%, 3/6/2026 (b)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	2,560	2,560
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	7,750	7,750
Series 2026-XG0636, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	4,365	4,365
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,775	1,775
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	22,105	22,105
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	10,000	10,000
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,625	5,625
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	9,100	9,100
Series 2025-XM1210, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,590	3,590
Series 2025-ZL0675, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,335	3,335
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	7,580	7,580
Series 2025-CF7027, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	9,515	9,515
Total Florida		340,115
Georgia — 2.7%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.16%, 3/6/2026 (a) (b)	222,000	222,000
Development Authority of Monroe County (The), Florida Power and Light Co., Project, Rev., AMT, VRDO, 2.10%, 3/6/2026 (b)	30,000	30,000
State of Georgia Series 2018A, GO, 5.00%, 7/1/2026	500	504
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	9,275	9,275
Series 2025-XF3475, Rev., VRDO, GTD, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	7,720	7,720
Series 2025-XF3499, Rev., VRDO, GNMA / FNMA COLL, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	10,480	10,480
Total Georgia		279,979
Idaho — 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025D, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	5,500	5,500
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	100	100
Total Idaho		5,600
Illinois — 4.7%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 2.16%, 3/6/2026 (b)	855	855
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.85%, 3/6/2026 (b)	1,500	1,500
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	50,600	50,600
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 1.98%, 3/6/2026 (b)	10,400	10,400
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 1.85%, 3/6/2026 (b)	6,005	6,005
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.10%, 3/6/2026 (b)	3,415	3,415
Public Finance Authority
Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	80,825	80,825
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	127,800	127,800
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	75,000	75,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,960	3,960
Series 2025-XF1962, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	1,010	1,010
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	6,950	6,950
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	9,655	9,655
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	81,910	81,910
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	25,350	25,350
Total Illinois		494,235
Indiana — 0.8%
Indiana Finance Authority, Ascension Senior Credit Group Series 2025D-1, Rev., VRDO, 1.85%, 3/6/2026 (b)	67,000	67,000
Indiana Finance Authority, Parkview Health System, Inc. Series 2009C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (b)	21,950	21,950
Total Indiana		88,950
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 1.2%
Deutsche Bank Spears Series 2026-DB-8235, Rev., VRDO, LOC : Deutsche Bank AG, 2.28%, 3/6/2026 (a) (b)	8,360	8,360
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.14%, 3/6/2026 (a) (b)	117,800	117,800
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3500, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,005	4,005
Total Iowa		130,165
Kentucky — 0.7%
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 2.07%, 3/2/2026 (b)	25,300	25,300
Series 1999C, Rev., VRDO, 2.07%, 3/2/2026 (b)	9,000	9,000
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	39,000	39,000
Total Kentucky		73,300
Louisiana — 1.4%
Louisiana Public Facilities Authority, Christus Health Series 2009B-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/6/2026 (b)	10,500	10,500
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	109,740	109,740
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025C, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1971, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,750	2,750
Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.96%, 3/6/2026 (a) (b)	4,605	4,605
Total Louisiana		152,595
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — 0.2%
Kennebunk Sewer District, Rev., RAN, 4.00%, 11/18/2026	11,500	11,606
Tender Option Bond Trust Receipts/Certificates Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,500	4,500
Total Maine		16,106
Maryland — 0.4%
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/2/2026 (b)	11,650	11,650
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	10,445	10,445
Series 2025-CF7049, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	14,500	14,500
Series 2025-CF7060, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	7,000	7,000
Total Maryland		43,595
Massachusetts — 1.5%
Bristol-Plymouth Regional Vocational Technical School District, GO, BAN, 4.00%, 2/17/2027	21,920	22,268
City of Waltham, GO, BAN, 3.75%, 6/18/2026	15,543	15,579
City of Westfield Series A, GO, BAN, 4.00%, 6/4/2026	15,955	15,996
Dennis-Yarmouth Regional School District, GO, BAN, 4.00%, 11/4/2026	11,556	11,667
Deutsche Bank Spears
Series 2025-DB8199, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,935	5,935
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	6,790	6,790
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 1.86%, 3/6/2026 (b)	220	220
Northborough-Southborough Regional School District, GO, BAN, 3.75%, 7/23/2026	7,500	7,525
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	9,275	9,275
Town of Agawam, GO, BAN, 4.00%, 9/24/2026	4,400	4,435
Town of Bourne, GO, BAN, 4.00%, 1/28/2027	2,222	2,255
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Monson, GO, BAN, 3.75%, 8/20/2026	5,500	5,534
Town of Plymouth, GO, BAN, 4.00%, 4/24/2026	16,175	16,202
Town of Southbridge, GO, BAN, 4.00%, 5/28/2026	9,127	9,148
Town of West Springfield, GO, BAN, 4.00%, 6/18/2026	14,196	14,238
Town of Westborough, GO, BAN, 4.00%, 3/27/2026	4,000	4,004
Total Massachusetts		156,071
Michigan — 0.7%
Michigan Finance Authority Series 2025A-1, Rev., 5.00%, 7/20/2026	3,600	3,630
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3490, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.05%, 3/2/2026 (a) (b)	3,140	3,140
Series 2024-XL0573, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.12%, 3/2/2026 (a) (b)	3,565	3,565
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,755	1,755
Series 2025-XF1967, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,940	4,940
Series 2025-XF3468, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	18,250	18,250
Series 2025-XF8087, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,625	2,625
Series 2025-XL0700, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,585	4,585
Total Michigan		74,485
Minnesota — 0.3%
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	3,660	3,660
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.93%, 3/6/2026 (b)	13,450	13,450
State of Minnesota, Various Purpose Series 2025D, GO, 5.00%, 8/1/2026	1,035	1,045
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1876, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,435	1,435
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	9,665	9,665
Total Minnesota		29,255
Mississippi — 1.5%
Mississippi Business Finance Corp., Chevron USA, Inc., Project Series 2007D, Rev., VRDO, 2.00%, 3/2/2026 (b)	5,260	5,260
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2010G, Rev., VRDO, 2.00%, 3/2/2026 (b)	1,320	1,320
Series 2010J, Rev., VRDO, 2.00%, 3/2/2026 (b)	25,645	25,645
Series 2011B, Rev., VRDO, 2.00%, 3/2/2026 (b)	880	880
Series 2007B, Rev., VRDO, 2.07%, 3/2/2026 (b)	6,910	6,910
Series 2007C, Rev., VRDO, 2.07%, 3/2/2026 (b)	11,345	11,345
Series 2009B, Rev., VRDO, 2.07%, 3/2/2026 (b)	6,995	6,995
Series 2009C, Rev., VRDO, 2.07%, 3/2/2026 (b)	16,130	16,130
Series 2009E, Rev., VRDO, 2.07%, 3/2/2026 (b)	28,065	28,065
Series 2009G, Rev., VRDO, 2.07%, 3/2/2026 (b)	12,665	12,665
Series 2010I, Rev., VRDO, 2.07%, 3/2/2026 (b)	27,410	27,410
Series 2011G, Rev., VRDO, 2.07%, 3/2/2026 (b)	9,315	9,315
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,540	1,540
Total Mississippi		153,480
Missouri — 1.2%
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 1.93%, 3/6/2026 (b)	1,550	1,550
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (b)	31,775	31,775
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	2,305	2,305
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	21,100	21,100
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	11,875	11,875
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	9,155	9,155
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,445	3,445
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	6,605	6,605
Total Missouri		131,060
Montana — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	10,000	10,000
Nebraska — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1431, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	10,975	10,975
Series 2025-XG0604, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	10,235	10,235
Total Nebraska		21,210
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,660	6,660
Series 2025-XF1954, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,900	2,900
Series 2025-XG0627, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,135	5,135
Series 2025-ZF3413, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Total Nevada		19,695
New Hampshire — 1.0%
City of Portsmouth, GO, BAN, 4.25%, 6/18/2026	7,131	7,157
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — continued
County of Merrimack, GO, TAN, 3.50%, 12/23/2026 (c)	25,000	25,244
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	21,715	21,715
Total New Hampshire		105,041
New Jersey — 4.0%
Borough of Avalon, Water and Sewer Utility, GO, BAN, 4.00%, 2/2/2027	32,286	32,768
Borough of Fairview, GO, BAN, 4.00%, 8/21/2026	14,468	14,565
Borough of Raritan Series 2025A, GO, BAN, 4.00%, 7/8/2026	11,558	11,596
Borough of South Plainfield Series 2025A, GO, BAN, 4.00%, 4/9/2026	8,866	8,876
Borough of Woodland Park, GO, BAN, 4.00%, 4/30/2026	9,840	9,850
City of Linden, GO, BAN, 4.00%, 6/12/2026	10,927	10,957
City of Ocean City Series 2025B, GO, BAN, 3.75%, 10/8/2026	43,000	43,325
County of Hudson, GO, BAN, 4.00%, 2/24/2027	1,050	1,068
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Series 2017A, Rev., 5.00%, 7/1/2026	1,900	1,916
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	16,785	16,785
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,440	5,440
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,925	3,925
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/6/2026 (a) (b)	9,935	9,935
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	7,920	7,920
Town of Dover, GO, BAN, 3.50%, 7/20/2026	12,350	12,397
Town of Phillipsburg, GO, BAN, 3.75%, 10/22/2026	18,253	18,393
Township of Berkeley Series 2025B, GO, BAN, 4.00%, 8/20/2026	18,549	18,673
Township of Bordentown, GO, BAN, 4.00%, 3/27/2026	25,000	25,019
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Bridgewater, Water Utility Series 2025A, GO, BAN, 4.00%, 7/29/2026	24,476	24,588
Township of Gloucester Series 2025A, GO, BAN, 4.00%, 7/21/2026	2,500	2,514
Township of Maplewood, GO, BAN, 3.75%, 10/1/2026	20,426	20,578
Township of River Vale, GO, BAN, 3.75%, 9/30/2026	8,200	8,261
Township of Robbinsville Series 2025A, GO, BAN, 4.00%, 7/8/2026	4,074	4,087
Township of South Orange Village
GO, BAN, 4.00%, 6/24/2026 (d)	11,033	11,068
GO, BAN, 4.00%, 6/24/2026	21,772	21,842
Township of Union, GO, BAN, 4.00%, 2/26/2027	10,577	10,758
Township of West Orange, GO, BAN, 3.75%, 11/3/2026	62,698	63,211
Total New Jersey		420,315
New Mexico — 0.3%
County of Sandoval, Multi Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	23,700	23,700
State of New Mexico Severance Tax Permanent Fund Series 2021A, Rev., 5.00%, 7/1/2026	400	403
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/6/2026 (b)	2,500	2,500
Total New Mexico		26,603
New York — 15.5%
City of New York, Fiscal Year 2015 Series 2015F-5, GO, VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (b)	7,770	7,770
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (b)	31,835	31,835
Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 2.02%, 3/2/2026 (b)	5,150	5,150
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (b)	57,550	57,550
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.90%, 3/2/2026 (b)	51,105	51,105
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,065	5,065
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series DB-8164, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	22,795	22,795
Series DB-8151, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,555	3,555
Falconer Central School District, GO, BAN, 4.00%, 7/15/2026	14,750	14,803
Hamburg Central School District, GO, BAN, 4.00%, 5/28/2026	35,125	35,199
Medina Central School District, GO, BAN, 4.00%, 6/25/2026	31,607	31,700
Metropolitan Transportation Authority Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (b)	38,800	38,800
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	1,950	1,950
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	270	270
Milford Central School District, GO, BAN, 3.75%, 12/11/2026	11,985	12,090
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	12,950	12,950
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (b)	16,550	16,550
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (b)	34,735	34,735
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.95%, 3/2/2026 (b)	28,100	28,100
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (b)	50,410	50,410
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	24,160	24,160
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.90%, 3/2/2026 (b)	66,805	66,805
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	10,310	10,310
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	72,100	72,100
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2014 Series 2014B-3, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (b)	6,105	6,105
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	7,620	7,620
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.01%, 3/2/2026 (b)	17,185	17,185
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018C-7, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	7,755	7,755
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (b)	11,100	11,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.90%, 3/2/2026 (b)	115,150	115,150
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	28,275	28,275
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	75,860	75,860
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (b)	2,750	2,750
Port Byron Central School District, GO, BAN, 3.75%, 6/26/2026	13,845	13,877
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	50,800	50,800
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	35,000	35,000
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	25,835	25,835
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	17,000	17,000
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	53,050	53,050
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	62,050	62,050
Rome City School District, GO, BAN, 4.00%, 6/25/2026	17,198	17,251
Sachem Central School District, GO, TAN, 3.75%, 6/25/2026	72,000	72,281
Sherburne Earlville Central School District, GO, BAN, 4.00%, 7/16/2026	26,520	26,615
South Jefferson Central School District, GO, BAN, 4.00%, 6/26/2026	17,475	17,532
South Lewis Central School District, GO, BAN, 4.00%, 7/24/2026	15,000	15,061
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,445	4,445
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	12,050	12,050
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,110	4,110
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	11,110	11,110
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	6,470	6,470
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	9,025	9,025
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,800	3,800
Series 2025-XF1882, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,000	3,000
Series 2025-XF1942, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,520	3,520
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	400	400
Series 2025-XF3438, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,375	3,375
Series 2025-XF3456, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-XF3494, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,665	6,665
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	6,450	6,450
Series 2025-XM1261, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XM1262, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,250	1,250
Series 2025-ZF3418, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-MS0085, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.08%, 4/23/2026 (a) (b)	6,500	6,500
Series 2025-MS0086, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.08%, 4/23/2026 (a) (b)	3,200	3,200
Town of Colonie
Series 2025A, GO, BAN, 4.00%, 3/6/2026	6,477	6,478
GO, BAN, 4.00%, 3/5/2027	1,123	1,142
Town of Oyster Bay
GO, BAN, 4.00%, 8/21/2026	49,845	50,191
GO, BAN, 4.00%, 3/5/2027	9,662	9,832
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,055	2,055
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	26,175	26,175
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-2, Rev., VRDO, 1.84%, 3/6/2026 (b)	32,575	32,575
Union Endicott Central School District, GO, BAN, 4.00%, 6/26/2026	19,843	19,905
Yorkshire-Pioneer Central School District, GO, BAN, 4.00%, 6/18/2026	32,151	32,241
Total New York		1,626,138
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 0.7%
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 1.94%, 3/6/2026 (b)	23,985	23,985
Public Finance Authority Series 2025-VRS218, Class A, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2025-CF7068, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	20,000	20,000
Total North Carolina		68,985
Ohio — 3.4%
Akron City School District, Unlimited Tax, GO, 4.00%, 8/6/2026	5,350	5,376
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/15/2026	12,000	12,130
City of Sidney, GO, BAN, 3.75%, 10/7/2026	16,220	16,344
County of Hamilton Sales Tax, Rev., BAN, 5.00%, 12/1/2026	38,000	38,635
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 1.80%, 3/6/2026 (b)	50,000	50,000
Public Finance Authority
Series 2025-VRS210, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	5,000	5,000
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	24,950	24,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	20,280	20,280
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	42,350	42,350
Series E-164 29, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	8,650	8,650
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	8,000	8,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 1.85%, 3/6/2026 (b)	42,645	42,645
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 1.80%, 3/2/2026 (b)	24,750	24,750
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	9,470	9,470
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	36,340	36,340
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,800	2,800
Series 2024-XL0553, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,635	3,635
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,200	5,200
Total Ohio		356,555
Oklahoma — 0.6%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	55,820	55,820
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,220	2,220
Series 2025-XF3305, Rev., VRDO, A.G., LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XF3491, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	8,000	8,000
Total Oklahoma		68,040
Oregon — 0.2%
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	3,900	3,900
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1929, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2026-CF7076, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	8,515	8,515
Total Oregon		16,415
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	20,000	20,000
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	7,475	7,475
Total Other		42,475
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — 1.1%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.80%, 3/2/2026 (b)	13,515	13,515
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,500	2,500
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	19,948	19,948
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.92%, 3/6/2026 (b)	11,320	11,320
Public Finance Authority Series 2025-VRS302, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	26,020	26,020
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	3,640	3,640
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.12%, 3/2/2026 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.12%, 3/2/2026 (a) (b)	3,500	3,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,600	2,600
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	10,260	10,260
Series 2024-ZF1772, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,580	3,580
Series 2025-XF1939, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,855	6,855
Series 2025-XF3344, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XX1404, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	12,375	12,375
Total Pennsylvania		120,443
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 1.98%, 3/6/2026 (b)	810	810
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.5%
Public Finance Authority Series 2025-VRS208, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	49,200	49,200
Tennessee — 0.2%
Metropolitan Knoxville Airport Authority, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (b)	3,025	3,025
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	9,620	9,620
Total Tennessee		22,645
Texas — 4.1%
Austin Community College District Public Facility Corp., Round Rock Campus, Rev., 5.00%, 8/1/2026	1,000	1,010
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.88%, 3/6/2026 (b)	10,300	10,300
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.88%, 3/6/2026 (b)	100	100
Deutsche Bank Spears
Series 2026BB, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,000	5,000
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	12,435	12,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,645	5,645
Series 2025-DB8198, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,935	5,935
Series DB-8186, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,165	3,165
Series DB-8187, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series DB-8212, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	11,870	11,870
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Series 2025G, Rev., VRDO, LIQ : PNC Bank NA, 2.00%, 3/2/2026 (b)	22,450	22,450
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 2.00%, 3/2/2026 (b)	60,305	60,305
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lubbock Independent School District Series 2005A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (b)	6,965	6,965
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3272, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	2,800	2,800
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	7,560	7,560
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	7,050	7,050
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	7,450	7,450
Series 2025-XG0610, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	20,210	20,210
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	1,600	1,600
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,265	6,265
Series 2025-CF7036, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	11,625	11,625
Series 2025-CF7065, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	5,700	5,700
Series 2025-XF1997, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	2,650	2,650
Series 2025-XF3414, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,665	2,665
Series 2025-XG0616, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,600	1,600
Series 2025-XG0622, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XL0593, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2025-XL0668, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,330	4,330
Series 2025-ZL0661, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,360	1,360
Series 2025-ZL0662, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,640	1,640
Series 2025-XF1902, GO, VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	7,685	7,685
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	7,435	7,435
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 2.01%, 3/6/2026 (a) (b)	7,200	7,200
Texas A&M University, Financing System Series 2025A, Rev., 5.00%, 5/15/2026	2,250	2,261
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (b)	131,975	131,975
Total Texas		427,946
Utah — 0.0% ^
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/6/2026 (b)	3,215	3,215
Virginia — 1.0%
Harrisonburg Economic Development Authority, Sentara Health, Rev., VRDO, LOC : US Bank NA, 2.00%, 3/6/2026 (b)	20,960	20,960
Public Finance Authority
Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	33,725	33,725
Series 2025-VRS217, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	33,300	33,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6039, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	7,560	7,560
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,350	3,350
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2025-XF3472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	1,705	1,705
Total Virginia		110,600
Washington — 0.3%
Deutsche Bank Spears Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	9,495	9,495
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	10,520	10,520
Series 2025-ZF1963, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 025-XF1955, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	8,000	8,000
Total Washington		31,765
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.20%, 3/6/2026 (b)	20,500	20,500
Wisconsin — 1.5%
Public Finance Authority Series 2025-VRS220, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	18,355	18,355
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	8,995	8,995
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	5,925	5,925
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,500	3,500
Series 2025-XM1216, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2024-XF1779, Rev., VRDO, LIQ : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	4,360	4,360
Series 2025-YX1447, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	6,700	6,700
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	4,095	4,095
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Credit Group Series 2025B, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/6/2026 (b)	37,880	37,880
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Series 2018 A, Rev., VRDO, LOC : Barclays Bank plc, 2.00%, 3/2/2026 (b)	12,995	12,995
Wisconsin Housing and Economic Development Authority Home Ownership Series 2026 C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	5,835	5,835
Wisconsin Housing and Economic Development Authority Housing Series 2023C, Rev., VRDO, LIQ : FHLB, 1.88%, 3/6/2026 (b)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 1.88%, 3/6/2026 (b)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 1.88%, 3/6/2026 (b)	4,000	4,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 1.88%, 3/6/2026 (b)	9,000	9,000
Total Wisconsin		163,040
Wyoming — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,105	5,105
Wyoming Community Development Authority
Series 2023-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 1.88%, 3/6/2026 (b)	3,200	3,200
Series 2024-2, Rev., VRDO, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	9,000	9,000
Total Wyoming		17,305
Total Municipal Bonds (Cost $6,788,780)		6,788,780
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.9%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/6/2026# (a)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	69

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
California — continued
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 1.95%, 3/6/2026# (a)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 1.95%, 3/6/2026# (a)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 1.97%, 3/6/2026# (a)	41,200	41,200
Total California		142,200
New Jersey — 0.2%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.04%, 3/6/2026# (a)	25,000	25,000
Other — 8.4%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 2.04%, 3/6/2026# (a)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.03%, 3/6/2026# (a)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.02%, 3/6/2026# (a)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.04%, 3/6/2026# (a)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (a)	190,300	190,300
Series 5, LIQ : Societe Generale, 1.93%, 3/6/2026# (a)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 1.96%, 3/5/2026# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 1.97%, 3/6/2026# (a)	211,000	211,000
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 1.95%, 3/6/2026# (a)	20,000	20,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.03%, 3/5/2026# (a)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 2.03%, 3/6/2026# (a)	51,600	51,600
Total Other		878,600
Total Variable Rate Demand Preferred Shares (Cost $1,045,800)		1,045,800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 24.6%
Commercial Paper — 24.6%
Board of Regents of the University of Texas System
Series A, 2.71%, 3/4/2026	12,500	12,500
Series A, 2.70%, 3/13/2026	15,000	15,000
Series A, 2.68%, 3/19/2026	18,000	18,000
Series A, 2.65%, 4/16/2026	25,000	25,000
Series A, 2.62%, 5/12/2026	15,000	15,000
Series A, 2.62%, 5/18/2026	25,000	25,000
Series A, 2.62%, 5/18/2026	25,000	25,000
Series A, 2.60%, 5/21/2026	25,000	25,000
Series A, 2.57%, 6/2/2026	21,800	21,800
Series A, 2.40%, 6/3/2026	25,000	25,000
Series A, 2.57%, 6/3/2026	20,000	20,000
Series A, 2.37%, 6/4/2026	25,000	25,000
Series C-1, 2.53%, 6/4/2026	25,000	25,000
Series C-2, 2.38%, 6/9/2026	25,000	25,000
Series A, 2.58%, 6/9/2026	11,000	11,000
Series A, 2.34%, 6/10/2026	8,000	8,000
Series A, 2.37%, 6/23/2026	22,400	22,400
Series A, 2.40%, 6/24/2026	23,299	23,299
Series A, 2.40%, 7/1/2026	25,000	25,000
Series A, 2.39%, 7/8/2026	23,500	23,500
Series A, 2.40%, 7/9/2026	25,000	25,000
Series A, 2.34%, 7/14/2026	25,000	25,000
Board of Trustees of Michigan State University Series TE-H, 2.35%, 3/24/2026	23,244	23,244
City of Cape Coral
Series A, 2.42%, 3/9/2026	14,000	14,000
Series A, 2.42%, 4/7/2026	16,650	16,650
City of Houston
Series H-2, 2.43%, 3/12/2026	10,000	10,000
Series H-2, 2.43%, 3/26/2026	10,000	10,000
City of Jacksonville Series 92, 2.49%, 3/3/2026	28,300	28,300
City of Los Angeles Community Facilities District Series R-TE, 2.18%, 3/17/2026	10,000	10,000
City of Memphis Series A, 2.45%, 3/6/2026	85,000	85,000
City of Philadelphia Water & Wastewater Series C, 2.40%, 6/4/2026	8,200	8,200
City of Philadelphia Water and Wastewater Series B, 2.68%, 5/7/2026	4,330	4,330
City of Rochester
Series 2011, 2.38%, 3/10/2026	18,000	18,000
Series 2014, 2.40%, 6/8/2026	60,000	60,000
City of San Antonio
Series A, 2.65%, 5/12/2026	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A, 2.65%, 5/12/2026	100,000	100,000
County of Harris
Series C-2, 2.43%, 3/12/2026	100	100
Series C-2, 2.45%, 3/12/2026	100	100
Series C-2, 2.75%, 3/12/2026	270	270
Series C, 2.43%, 3/26/2026	1,910	1,910
2.45%, 3/26/2026	1,050	1,050
Series A-1, 2.45%, 3/26/2026	1,200	1,200
Series B, 2.45%, 3/26/2026	300	300
Series A-1, 2.45%, 3/26/2026	1,360	1,360
Series A-1, 2.76%, 3/26/2026	40,910	40,910
Series K-2, 2.35%, 4/2/2026	750	750
Series K-2, 2.40%, 4/2/2026	470	470
Series K-2, 2.40%, 4/2/2026	100	100
Series C-2, 2.40%, 5/13/2026	100	100
County of King Series A, 2.41%, 3/23/2026	15,300	15,300
County of Maricopa
2.40%, 3/4/2026	17,220	17,220
2.40%, 3/25/2026	44,500	44,500
Dallas Area Rapid Transit Series I, 2.42%, 3/12/2026	18,378	18,378
Harris County Flood Control District
Series H-2, 2.38%, 3/17/2026	330	330
Series H-2, 2.40%, 3/17/2026	6,755	6,755
Health and Educational Facilities Authority of the State of Missouri
Series 14-B, 2.40%, 4/9/2026	50,000	50,000
Series 14-E, 2.40%, 4/14/2026	50,000	50,000
Series 14-C, 2.41%, 4/16/2026	50,000	50,000
Indiana Finance Authority Series D-2, 2.38%, 8/6/2026	91,155	91,155
Long Island Power Authority
Series B, 2.35%, 3/16/2026	23,750	23,750
Series B, 2.40%, 3/16/2026	21,000	21,000
Louisville and Jefferson County Metropolitan Sewer District Series A-1, 2.41%, 3/5/2026	97,435	97,435
Lower Colorado River Authority
Series B, 2.43%, 3/4/2026	29,193	29,193
Series B, 2.40%, 5/27/2026	5,000	5,000
Metropolitan Government of Nashville and Davidson County
Series 2024, 2.33%, 3/5/2026	50,000	50,000
Series 2024, 2.40%, 3/5/2026	34,550	34,550
Series 2024, 2.43%, 3/5/2026	12,000	12,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Municipal Improvement Corp. of Los Angeles
Series A-3, 2.18%, 3/3/2026	2,000	2,000
Series A-3, 2.18%, 3/3/2026	4,400	4,400
Series A-1, 2.20%, 3/3/2026	10,000	10,000
Series A-3, 2.20%, 3/3/2026	5,389	5,389
Series A-3, 2.20%, 3/3/2026	18,860	18,860
Series A-1, 2.20%, 3/3/2026	10,000	10,000
Omaha Public Power District
Series A, 2.62%, 3/2/2026	7,450	7,450
2.62%, 3/2/2026	5,000	5,000
Series A, 2.40%, 3/3/2026	15,000	15,000
Series A, 2.33%, 3/9/2026	14,300	14,300
Series A, 2.40%, 3/17/2026	13,700	13,700
Series A, 2.34%, 5/20/2026	12,500	12,500
Series A, 2.34%, 6/4/2026	15,000	15,000
Pennsylvania Higher Educational Facilities, 2.37%, 5/5/2026	25,000	25,000
Pennsylvania Higher Educational Facilities Authority, 2.67%, 3/10/2026	25,000	25,000
Rhode Island Health And Educational Building Corp, 2.40%, 6/2/2026	20,192	20,192
Rhode Island Health and Educational Building Corp., 2.50%, 3/10/2026	22,187	22,187
Rhode Island Health And Educational Building Corp.
2.68%, 3/3/2026	24,155	24,155
2.41%, 6/10/2026	19,400	19,400
San Francisco City and County Public Utilities Commission Wastewater Series A-1, 2.32%, 8/4/2026	3,000	3,000
Southwestern Illinois Development Authority
Series 17-B, 2.39%, 3/4/2026	49,870	49,870
Series 17-B, 2.44%, 3/24/2026	15,000	15,000
State of Oregon Department of Transportation Series A-2, 2.55%, 4/15/2026	66,422	66,422
Texas A&M University
Series B, 2.35%, 6/23/2026	10,000	10,000
Series B, 2.36%, 6/30/2026	86,000	86,000
Texas Public Finance Authority
Series 19, 2.38%, 5/5/2026	82,050	82,050
Series 19, 2.40%, 5/6/2026	86,325	86,325
Series 19, 2.42%, 5/7/2026	58,850	58,850
University Millennium Park LLC Series H, 2.37%, 6/3/2026	14,300	14,300
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	71

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
University of California
Series A, 2.65%, 3/5/2026	20,000	20,000
Series A, 2.40%, 3/12/2026	22,500	22,500
Series A, 2.67%, 4/2/2026	20,000	20,000
Series A, 2.60%, 4/6/2026	3,430	3,430
University of Houston
Series TE-A, 2.40%, 5/7/2026	11,000	11,000
Series TE-A, 2.40%, 5/18/2026	10,020	10,020
University of Massachusetts Building Authority Series 13B-1, 2.35%, 5/6/2026	20,814	20,814
University of Minnesota
Series G, 2.62%, 3/2/2026	2,146	2,146
Series H, 2.69%, 3/10/2026	16,300	16,300
Series H, 2.38%, 3/17/2026	11,600	11,600
Series H, 2.40%, 3/17/2026	17,800	17,800
Series H, 2.41%, 5/12/2026	50,000	50,000
Series F, 2.39%, 5/19/2026	32,100	32,100
University of North Carolina System, 2.60%, 5/6/2026	1,000	1,000
Virginia Small Business Financing Authority
Series 2025, 2.46%, 4/1/2026	17,250	17,250
Series 2025, 2.45%, 6/2/2026	15,000	15,000
Total Commercial Paper (Cost $2,580,719)		2,580,719
Total Short Term Investments (Cost $2,580,719)		2,580,719
Total Investments — 99.1% (Cost $10,415,299) *		10,415,299
Other Assets in Excess of Liabilities — 0.9%		93,825
NET ASSETS — 100.0%		10,509,124

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 84.7%
Alabama — 1.2%
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 2.00%, 3/2/2026 (a)	6,095	6,095
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.08%, 7/9/2026 (a) (b)	24,600	24,600
Total Alabama		34,695
Alaska — 1.1%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 2.12%, 3/2/2026 (a)	19,835	19,835
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 2.00%, 3/2/2026 (a)	1,720	1,720
Series 1993B, Rev., VRDO, 2.00%, 3/2/2026 (a)	3,500	3,500
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	5,625	5,625
Total Alaska		30,680
Arizona — 0.5%
Deutsche Bank Spears Series 2026-DB-8230, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	6,620	6,620
RIB Floater Trust Various States Series 2025-1009, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	3,810	3,810
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,755	2,755
Total Arizona		13,185
Arkansas — 2.4%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	68,600	68,600
California — 4.5%
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (a)	5,000	5,000
City of Los Angeles Department of Airports Series 2016A, Rev., AMT, 5.00%, 5/15/2026	950	953
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments
Series 1997A, Rev., VRDO, LOC : FNMA, 1.87%, 3/6/2026 (a)	8,500	8,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2000A, Rev., VRDO, LOC : FNMA, 1.87%, 3/6/2026 (a)	2,000	2,000
RIB Floater Trust Various States
Series 2026-003, Rev., VRDO, LOC : Barclays Bank plc, 2.18%, 3/5/2026 (a) (b)	13,250	13,250
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	1,975	1,975
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., AMT, VRDO, LOC : Citibank NA, 1.83%, 3/6/2026 (a)	5,730	5,730
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	12,000	12,000
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	17,955	17,955
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	15,000	15,000
Series 2025-CF7069, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	17,489	17,490
Series 2025-CF7071, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	7,660	7,660
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-ZF3388, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	1,540	1,540
Series 2025-ZF3389, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	2,010	2,010
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	9,815	9,815
Total California		125,878
Colorado — 3.9%
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I-S, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.00%, 3/6/2026 (a)	32,880	32,880
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.90%, 3/6/2026 (a)	295	295
Fort Collins-Loveland Water District, Rev., 5.00%, 12/1/2026	1,100	1,119
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	4,430	4,430
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	6,875	6,875
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	10,125	10,125
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	73

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,800	4,800
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	1,745	1,745
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2023-XM1151, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	1,670	1,670
Series 2025-CF7028, Rev., VRDO, LIQ : Citibank NA, 1.93%, 3/6/2026 (a) (b)	20,610	20,610
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	1,000	1,000
Series 2025-ZF3462, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	3,430	3,430
Total Colorado		109,349
District of Columbia — 2.3%
Metropolitan Washington Airports Authority Aviation Series A-1, Rev., AMT, VRDO, LOC : TD Bank NA, 1.92%, 3/6/2026 (a)	16,350	16,350
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0650, Rev., VRDO, LIQ : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	4,960	4,960
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	355	355
Series 025-XF1957, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,000	4,000
Series 025-XL0652, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	3,375	3,375
Series 025-XM1287, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 025-XM1288, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,995	6,995
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	4,935	4,935
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	9,835	9,835
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2026-XX1454, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	6,150	6,150
Series 025-ZF3422, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	4,575	4,575
Total District of Columbia		65,280
Florida — 7.6%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., AMT, VRDO, LOC : Citibank NA, 2.01%, 3/6/2026 (a)	2,425	2,425
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.00%, 3/6/2026 (a)	34,600	34,600
County of Broward Series 2007A, Rev., AMT, VRDO, LOC : Citibank NA, 1.95%, 3/6/2026 (a)	6,050	6,050
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 1.95%, 3/6/2026 (a)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.95%, 3/6/2026 (a)	25,000	25,000
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006D, Rev., VRDO, LIQ : FHLMC, 2.00%, 3/6/2026 (a)	6,175	6,175
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 2.15%, 3/6/2026 (a)	23,500	23,500
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	1,445	1,445
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 2.25%, 3/2/2026 (a) (b)	4,280	4,280
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	8,915	8,915
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,340	3,340
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XF1849, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,430	3,430
Series 2025-XG0614, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,330	3,330
Series 2025-XL0592, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	5,350	5,350
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025-ZF1836, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	6,660	6,660
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	4,085	4,085
Series 2025-ZF8050, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	5,625	5,625
Series 2026-XX1452, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	4,000	4,000
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	3,400	3,400
Series 2025-ZF3294, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	8,025	8,025
Series 2025-ZF3383, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	4,980	4,980
Series 2023-ZF3205, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a) (b)	5,000	5,000
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.02%, 3/6/2026 (a) (b)	13,190	13,190
Total Florida		213,995
Georgia — 3.8%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.16%, 3/6/2026 (a) (b)	66,000	66,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 2.15%, 3/6/2026 (a)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 2.10%, 3/6/2026 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1967, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,330	3,330
Series 2025-XG0630, Rev., VRDO, LIQ : Deutsche Bank AG, 1.93%, 3/6/2026 (a) (b)	10,050	10,050
Total Georgia		106,100
Hawaii — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 025-XM1289, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	7,965	7,965
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,000	2,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — continued
Series 2025-XL0631, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,220	4,220
Series 2025-XM1308, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	2,440	2,440
Series 2025-XX1443, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	3,335	3,335
Series 2025-YX1376, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,730	2,730
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,220	2,220
Series 2025-XF8031, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	3,000	3,000
Series 2025-ZF1831, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	2,705	2,705
Total Hawaii		30,615
Idaho — 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (a)	8,340	8,340
Idaho Health Facilities Authority, Trinity Health Corp. Series 2013ID, Rev., VRDO, 2.62%, 5/1/2026 (a)	4,000	4,000
Total Idaho		12,340
Illinois — 2.0%
Public Finance Authority Series 2026-VRS223, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	10,000	10,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2025-G-128, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	5,930	5,930
Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	10,000	10,000
RIB Floater Trust Various States Series 2025-002, Rev., VRDO, LOC : Barclays Bank plc, 2.18%, 4/3/2026 (a) (b)	6,415	6,415
State of Illinois Series 2022B, GO, 5.00%, 3/1/2026	5,620	5,620
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3311, GO, VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	7,080	7,080
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	250	250
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	5,625	5,625
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	75

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2025-ZF1923, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	2,500	2,500
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	3,765	3,765
Total Illinois		57,185
Indiana — 0.1%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (a)	2,550	2,550
Kentucky — 2.3%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.07%, 3/6/2026 (a)	21,990	21,990
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc. Series 1999C, Rev., VRDO, 2.07%, 3/2/2026 (a)	27,800	27,800
Louisville, Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC : PNC Bank NA, 1.90%, 3/6/2026 (a)	5,180	5,180
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	4,380	4,380
Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.96%, 3/6/2026 (a) (b)	5,470	5,470
Total Kentucky		64,820
Louisiana — 1.9%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 2.05%, 3/2/2026 (a)	9,000	9,000
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects, Rev., AMT, VRDO, 2.05%, 3/2/2026 (a)	38,305	38,305
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025C, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	4,500	4,500
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0612, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,000	2,000
Total Louisiana		53,805
Maryland — 2.7%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,600	5,600
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a)	4,445	4,445
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a)	28,060	28,060
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.96%, 3/6/2026 (a)	6,130	6,130
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	5,510	5,510
Total Maryland		75,970
Massachusetts — 1.2%
City of Beverly, GO, BAN, 4.00%, 6/26/2026	5,750	5,764
City of Brockton, GO, BAN, 5.00%, 10/8/2026	7,050	7,145
Deutsche Bank Spears
Series 2025-DBE-8183, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,765	4,765
Series 2026-DB-8228, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,000	3,000
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	3,775	3,775
Town of Groveland, GO, BAN, 4.25%, 5/29/2026	4,317	4,327
Town of Mashpee, GO, BAN, 4.00%, 5/27/2026	335	336
Town of Topsfield, GO, BAN, 4.00%, 4/15/2026	3,000	3,004
Total Massachusetts		33,351
Michigan — 2.4%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 1.95%, 3/6/2026 (a)	44,350	44,350
Michigan State Housing Development Authority, Single Family Mortgage Series 2006C, Rev., VRDO, LIQ : FHLB, 1.87%, 3/6/2026 (a)	4,100	4,100
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Strategic Fund, Chevron USA, Inc., Project Series 2024, Rev., VRDO, 2.05%, 3/2/2026 (a)	11,050	11,050
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 1.94%, 3/6/2026 (a) (b)	7,990	7,990
Total Michigan		67,490
Minnesota — 0.8%
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.93%, 3/6/2026 (a)	19,200	19,200
Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.93%, 3/6/2026 (a)	2,500	2,500
Total Minnesota		21,700
Mississippi — 0.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2010H, Rev., VRDO, 2.00%, 3/2/2026 (a)	6,535	6,535
Series 2010K, Rev., VRDO, 2.00%, 3/2/2026 (a)	3,750	3,750
Series 2011F, Rev., VRDO, 2.00%, 3/2/2026 (a)	3,000	3,000
Total Mississippi		13,285
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.03%, 5/1/2026 (a)	1,265	1,270
Nebraska — 1.0%
County of Washington, Rev., AMT, VRDO, 1.93%, 3/6/2026 (a)	11,665	11,665
Deutsche Bank Spears
Series DB-8193, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	11,255	11,255
Series 2025-DB-8227, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Total Nebraska		27,920
Nevada — 0.4%
Clark County School District, Limited Tax, Various Purpose Series 2024C, GO, 5.00%, 6/15/2026	4,650	4,680
Deutsche Bank Spears Series 2025-DB-8190, GO, VRDO, 1.91%, 3/6/2026 (a) (b)	5,930	5,930
Total Nevada		10,610
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,075	4,075
New Jersey — 5.0%
Borough of Hopatcong, GO, BAN, 4.00%, 7/15/2026	4,341	4,353
Borough of Seaside Heights Series 2025A, GO, BAN, 4.00%, 3/24/2026	6,752	6,756
Borough of Seaside Park Series 2025A, GO, BAN, 4.00%, 4/10/2026	2,925	2,928
Borough of Stone Harbor, GO, BAN, 4.00%, 7/24/2026	6,942	6,964
Borough of Watchung, GO, BAN, 4.00%, 11/10/2026	5,129	5,174
City of Burlington Series 2025A, GO, BAN, 4.25%, 6/4/2026	9,678	9,704
City of Hoboken Series 2025A, GO, BAN, 4.00%, 3/10/2026	1,170	1,170
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	15,000	15,236
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.95%, 6/2/2026 (a)	18,000	18,204
Penns Grove-Carneys Point Regional School District, GO, GAN, 4.00%, 7/2/2026	6,478	6,489
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	24,185	24,185
Tender Option Bond Trust Receipts/Certificates
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/6/2026 (a) (b)	5,700	5,700
Township of Florence, GO, BAN, 3.75%, 11/20/2026	3,344	3,367
Township of Hopewell, GO, BAN, 4.00%, 9/21/2026	1,739	1,752
Township of Mendham, GO, BAN, 5.00%, 4/28/2026	4,754	4,765
Township of Pennsauken Series 2025A, GO, BAN, 4.75%, 5/22/2026	18,719	18,780
Township of Pequannock, GO, BAN, 4.00%, 3/27/2026	3,005	3,007
Total New Jersey		141,034
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 1.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (a)	15,000	15,000
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (a)	10,000	10,000
State of New Mexico Severance Tax Permanent Fund
Series 2021A, Rev., 5.00%, 7/1/2026	1,000	1,008
Series 2025A, Rev., 5.00%, 7/1/2026	4,100	4,131
Total New Mexico		30,139
New York — 13.5%
Babylon Union Free School District, GO, TAN, 3.25%, 6/24/2026	7,000	7,013
Barker Central School District Series 2025A, GO, BAN, 4.00%, 6/18/2026	2,500	2,509
Canastota Central School District, GO, BAN, 3.50%, 7/23/2026	8,500	8,528
Candor Central School District, GO, BAN, 4.00%, 6/26/2026	3,000	3,008
City of Albany, GO, BAN, 4.00%, 3/20/2026	10,000	10,004
City of Geneva, GO, BAN, 4.75%, 4/30/2026	6,500	6,513
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	3,300	3,300
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (a)	11,275	11,275
Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 2.02%, 3/2/2026 (a)	1,815	1,815
City of New York, Fiscal Year 2018 Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	2,025	2,025
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	4,175	4,175
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,000
City of Olean Series 2025A, GO, BAN, 3.75%, 7/22/2026	7,262	7,268
City of Oneonta, GO, BAN, 4.00%, 5/15/2026	6,000	6,015
City of Rome, GO, BAN, 4.00%, 6/10/2026	7,475	7,492
City of Syracuse, GO, BAN, 3.50%, 1/22/2027	4,000	4,031
Cuba-Rushford Central School District, GO, BAN, 4.00%, 6/26/2026	4,880	4,890
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Deutsche Bank Spears
Series 2025-DB8210, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	400	400
Series 2025-DB-8217, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,165	3,165
Series 2025-DBE-8213, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	4,735	4,735
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	16,230	16,230
Dundee Central School District, GO, BAN, 4.00%, 6/18/2026	3,615	3,622
East Moriches Union Free School District, GO, TAN, 3.75%, 3/6/2026	3,000	3,000
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	8,000	8,017
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026	5,000	5,013
Greenport Union Free School District, GO, TAN, 3.50%, 5/13/2026	3,500	3,505
Hoosic Valley Central School District, GO, BAN, 4.00%, 6/24/2026	9,770	9,793
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,850	3,858
Metropolitan Transportation Authority Series 2012G4, Rev., VRDO, LOC : Bank of America NA, 2.00%, 3/2/2026 (a)	50	50
Montauk Union Free School District, GO, TAN, 4.00%, 6/25/2026	2,500	2,511
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 2.19%, 3/6/2026 (a)	13,600	13,600
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	29,225	29,225
New York City Housing Development Corp., Multi-Family Mortgage, 89 Murray Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	2,925	2,925
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.95%, 3/2/2026 (a)	2,450	2,450
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	250	250
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	2,365	2,365
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.90%, 3/2/2026 (a)	10,750	10,750
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.01%, 3/2/2026 (a)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	4,400	4,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/6/2026 (a)	100	100
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	5,000	5,000
New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC : FNMA, 1.83%, 3/6/2026 (a)	8,000	8,000
Oneida City School District, GO, BAN, 3.50%, 6/26/2026	3,000	3,008
Oswego City School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,690	4,703
Penn Yan Central School District Series 2025B, GO, BAN, 4.00%, 9/11/2026	1,260	1,268
Pine Valley Central School District, GO, BAN, 3.75%, 8/20/2026	7,360	7,392
Red Hook Central School District, GO, BAN, 3.75%, 6/25/2026	5,000	5,016
Schoharie Central School District Series 2025A, GO, BAN, 4.00%, 7/10/2026	10,025	10,055
Springville-Griffith Institute Central School District Series 2025A, GO, BAN, 4.00%, 8/14/2026	2,030	2,039
Susquehanna Valley Central School District, GO, BAN, 3.75%, 9/18/2026	1,791	1,799
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	1,700	1,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-MS0087E, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.05%, 5/21/2026 (a) (b)	225	225
Town of Greece, GO, BAN, 4.00%, 10/30/2026	3,977	4,012
Town of Lansing Series 2025A, GO, BAN, 3.75%, 8/19/2026	1,770	1,777
Town of Putnam Valley Series 2025C, GO, BAN, 3.25%, 11/4/2026	1,800	1,807
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	3,325	3,325
Union Endicott Central School District, GO, BAN, 4.00%, 10/16/2026	2,186	2,204
Valley Central School District, GO, BAN, 4.00%, 6/23/2026	7,700	7,732
Village of Clinton, GO, BAN, 3.50%, 2/4/2027	2,572	2,591
Village of Freeport
Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,000	6,011
Series 2025E, GO, BAN, 3.75%, 10/16/2026	9,500	9,564
Series 2025F, GO, BAN, 3.75%, 11/12/2026	10,000	10,072
Series 2026A, GO, BAN, 3.50%, 2/26/2027	2,317	2,341
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	20,000	20,040
Village of Lake Success
Series 2025A, GO, BAN, 4.00%, 6/12/2026	2,000	2,004
Series 2025B, GO, BAN, 3.75%, 10/28/2026	4,340	4,371
Village of New Paltz Series 2026A, GO, BAN, 3.50%, 2/26/2027	1,000	1,010
Village of South Blooming Grove Series 2026A, GO, BAN, 3.50%, 2/18/2027	3,235	3,256
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	7,000	7,015
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	5,357	5,374
Total New York		379,536
North Carolina — 0.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligated Group Series 2007E, Rev., VRDO, A.G., LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	2,475	2,475
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1011, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	4,200	4,200
Total North Carolina		6,675
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	79

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 1.9%
County of Franklin, CHE Trinity Health Credit Group Series 2013OH, Rev., VRDO, 2.62%, 5/1/2026 (a)	6,500	6,500
Springboro Community City School District, Unlimited Tax, GO, BAN, 4.00%, 12/22/2026	4,000	4,031
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 1.80%, 3/2/2026 (a)	6,250	6,250
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	7,500	7,500
Series 2025-XL0595, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	535	535
Series 2025-ZF1835, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-ZF1973, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF8062, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	7,500	7,500
Series 2026-CF7078, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	12,540	12,540
Total Ohio		54,171
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,615	3,615
Oregon — 1.7%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 2.45%, 3/6/2026 (a)	255	255
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	2,600	2,600
Port of Portland, International Airport Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.10%, 3/4/2026 (a)	3,100	3,100
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a)	6,325	6,325
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-163, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	12,475	12,475
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
RIB Floater Trust Various States Series 2025-1011, Rev., VRDO, LOC : Barclays Bank plc, 2.23%, 4/3/2026 (a) (b)	5,285	5,285
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,355	6,355
Series 2025-XF8053, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	3,160	3,160
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a) (b)	4,190	4,190
Series 2025-ZF3386, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a) (b)	2,975	2,975
Total Oregon		46,720
Other — 0.6%
FHLMC, Multi-Family VRD Certificates Series M026, Class A, Rev., VRDO, LIQ : FHLMC, 2.54%, 3/6/2026 (a) (b)	6,360	6,360
RIB Floater Trust Various States Series 2025-1010, Rev., VRDO, LOC : Barclays Bank plc, 2.23%, 4/3/2026 (a) (b)	9,625	9,625
Total Other		15,985
Pennsylvania — 2.0%
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	4,570	4,570
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	6,775	6,775
RIB Floater Trust Various States
Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	8,805	8,805
Series 2025-1007, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	3,290	3,290
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XF1911, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	5,475	5,475
Series 2025-XF1912, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	1,995	1,995
Series 2025-ZF1832, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,225	2,225
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2023-XF1634, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,665	2,665
Series 2022-XM1083, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.96%, 3/6/2026 (a) (b)	11,375	11,375
Total Pennsylvania		54,675
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018C, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	9,450	9,450
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	6,300	6,300
Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,590	2,590
Total South Carolina		18,340
Tennessee — 0.6%
RIB Floater Trust Various States Series 2025-1008, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	6,910	6,910
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	5,055	5,055
Total Tennessee		17,175
Texas — 7.0%
City of Houston Airport System, Subordinate Lien
Series 2018A, Rev., AMT, 5.00%, 7/1/2026	375	377
Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,010	1,017
Deutsche Bank Spears
Series 2025-DB-8194, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,000	5,000
Series 2025-DB-8195, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,205	5,205
Series 2026-DB-8235, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,165	3,165
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	6,000	6,000
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	9,780	9,780
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,010	4,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2025-DB-8189, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,560	3,560
Series 2025-DB-8191, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,995	5,995
Series 2025-DBE-8214, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	11,705	11,705
Series 2026-DB-8229, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series DB-8174, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,495	4,495
Series DB-8188, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,935	5,935
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a)	3,475	3,475
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.93%, 3/6/2026 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project
Rev., VRDO, 2.05%, 3/2/2026 (a)	1,525	1,525
Rev., AMT, VRDO, 2.05%, 3/2/2026 (a)	12,500	12,500
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 2.05%, 3/2/2026 (a)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 2.05%, 3/2/2026 (a)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 2.00%, 3/2/2026 (a)	645	645
Series 2001B3, Rev., VRDO, 2.05%, 3/2/2026 (a)	5,835	5,835
RIB Floater Trust Various States
Series 2025-1012, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	8,615	8,615
Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 2.18%, 4/10/2026 (a) (b)	28,280	28,280
San Antonio Water System, Subordinate Lien Series 2025D, Rev., VRDO, LIQ : TD Bank NA, 1.85%, 3/2/2026 (a)	1,150	1,150
State of Texas, College Student Loan Series 2019, GO, AMT, 5.00%, 8/1/2026	1,630	1,647
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	600	600
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	725	725
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	81

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	5,605	5,605
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 1.92%, 3/6/2026 (a) (b)	9,750	9,750
Series 2026-CF7073, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	16,680	16,680
Total Texas		195,751
Utah — 0.7%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,920	2,920
Series 2025-ZF1833, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,225	2,225
Series 2025-ZF1848, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,285	3,285
Series 2023-XM1146, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	3,500	3,500
Total Utah		18,680
Virginia — 0.3%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 1.90%, 3/6/2026 (a)	5,550	5,550
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	275	275
Richmond Redevelopment and Housing Authority, Joyfield at German School Road, Rev., VRDO, 3.10%, 12/1/2026 (a)	2,000	2,000
Total Virginia		7,825
Washington — 2.5%
Deutsche Bank Spears
Series 2025-DB-81, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,580	5,580
Series 2025-DBE-8219, Rev., VRDO, LIQ : Deutsche Bank AG, 1.97%, 3/6/2026 (a) (b)	5,695	5,695
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0647, Rev., VRDO, LIQ : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	3,500	3,500
Series 2025-XL0648, Rev., VRDO, LIQ : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	2,240	2,240
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	2,745	2,745
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Series 2025-CF7070, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	12,896	12,896
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	4,490	4,490
Series 2025-XF3452, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,375	6,375
Series 2025-XM1307, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-ZF3364, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	4,375	4,375
Series 2025-ZF3455, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,735	3,735
Series 2026-CF7079, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	13,300	13,300
Total Washington		68,681
West Virginia — 1.2%
County of Putnam, Solid Waste Disposal Toyota Motor Manufacturing Series 1998 A, Rev., VRDO, 2.24%, 3/6/2026 (a)	20,000	20,000
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.20%, 3/6/2026 (a)	13,500	13,500
Total West Virginia		33,500
Wisconsin — 1.4%
County of Milwaukee Series 2025D, GO, 3.00%, 10/1/2026	1,420	1,420
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	6,750	6,750
Series 2025-XF8059, Rev., VRDO, LOC : TD Bank NA, 1.96%, 3/6/2026 (a) (b)	5,625	5,625
Series 2025-XL0679, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/6/2026 (a) (b)	7,500	7,500
Series 2025-XL0680, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/6/2026 (a) (b)	15,000	15,000
Wisconsin Housing and Economic Development Authority Housing Series 2007G, Rev., AMT, VRDO, LOC : Bank of America NA, 1.98%, 3/6/2026 (a)	3,420	3,420
Total Wisconsin		39,715
Total Municipal Bonds (Cost $2,376,965)		2,376,965
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 9.1%
California — 0.9%
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 1.97%, 3/6/2026# (b)	25,000	25,000
Other — 8.2%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.04%, 3/6/2026# (b)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.03%, 3/6/2026# (b)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.02%, 3/6/2026# (b)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.04%, 3/6/2026# (b)	30,000	30,000
Series W-7B, LIQ : Bank of America NA, 2.38%, 3/6/2026# (b)	10,000	10,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (b)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3-PFD, LIQ : TD Bank NA, 1.97%, 3/6/2026# (b)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 2.03%, 3/5/2026# (b)	20,000	20,000
Total Other		229,000
Total Variable Rate Demand Preferred Shares (Cost $254,000)		254,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 3.9%
Commercial Paper — 3.9%
Board of Regents of the University of Texas System
Series A, 2.70%, 3/13/2026	10,000	10,000
Series A, 2.65%, 4/15/2026	15,000	15,000
Series A, 2.35%, 6/4/2026	12,500	12,500
City of Atlanta Series P-1, 2.45%, 4/2/2026	26,000	26,000
City of Houston Series A, 2.43%, 4/2/2026	28,875	28,875
City of Memphis Series A, 2.45%, 3/6/2026	15,000	15,000
County of Harris, 2.76%, 3/26/2026	2,010	2,010
Total Commercial Paper (Cost $109,385)		109,385
Total Short Term Investments (Cost $109,385)		109,385
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 97.7% (Cost $2,740,350) *		2,740,350
Other Assets in Excess of Liabilities — 2.3%		65,264
NET ASSETS — 100.0%		2,805,614

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	83

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 76.0%
California — 76.0%
Bay Area Toll Authority, Toll Bridge
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 1.25%, 3/2/2026 (a)	7,110	7,110
Series 2024I, Rev., VRDO, LOC : TD Bank NA, 1.57%, 3/2/2026 (a)	635	635
California Health Facilities Financing Authority, Adventist Health System
Series 2009B, Rev., VRDO, LOC : US Bank NA, 1.05%, 3/2/2026 (a)	1,600	1,600
Series 2023B, Rev., VRDO, LOC : Barclays Bank plc, 1.40%, 3/2/2026 (a)	2,000	2,000
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (a)	4,000	4,000
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project, Rev., AMT, VRDO, LOC : Bank of America NA, 2.02%, 3/6/2026 (a)	780	780
California Municipal Finance Authority, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 1.25%, 3/2/2026 (a)	4,000	4,000
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 1.88%, 3/6/2026 (a)	580	580
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 1.20%, 3/2/2026 (a)	295	295
California Statewide Communities Development Authority, Rady Children's Hospital
Series 2008A, Rev., VRDO, LOC : US Bank NA, 1.05%, 3/2/2026 (a)	3,575	3,575
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.25%, 3/2/2026 (a)	2,195	2,195
City and County of San Francisco Series 2024R-1, GO, 5.00%, 6/15/2026	7,000	7,053
City of Irvine, Assessment District No. 03-19, Limited Obligation Improvement Series A, VRDO, LOC : US Bank NA, 1.05%, 3/2/2026 (a)	4,415	4,415
City of Los Angeles Department of Airports Series 2019F, Rev., AMT, 5.00%, 5/15/2026	1,700	1,709
City of Modesto, Multi-Family Housing Valley Oak Project Series 2008A, Rev., VRDO, LOC : FHLMC, 1.01%, 3/6/2026 (a)	675	675
City of Modesto, Multi-Family Housing Westdale Commons Series 2002A, Rev., VRDO, LOC : FNMA, 1.05%, 3/6/2026 (a)	2,100	2,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
County of Los Angeles Series 2025-26A, Rev., TRAN, 5.00%, 6/30/2026	2,860	2,887
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 1.43%, 3/6/2026 (a)	950	950
County of San Diego, Museum of Art, COP, VRDO, LOC : Wells Fargo Bank NA, 0.96%, 3/6/2026 (a)	2,200	2,200
Deutsche Bank Spears Series 2025-DBE-8182, Rev., VRDO, LIQ : Deutsche Bank AG, 1.80%, 3/2/2026 (a) (b)	3,825	3,825
Elsinore Valley Municipal Water District Financing Authority Series 2025A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 0.90%, 3/6/2026 (a)	2,000	2,000
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 1.35%, 3/6/2026 (a)	7,525	7,525
Modesto Public Financing Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 1.15%, 3/6/2026 (a)	4,055	4,055
Public Finance Authority Series 25-VRS213, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	4,490	4,490
Regents of the University of California Medical Center Pooled Series 2020O-1, Rev., VRDO, 1.40%, 3/2/2026 (a)	2,200	2,200
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 1.30%, 3/6/2026 (a)	2,000	2,000
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 1.30%, 3/6/2026 (a)	665	665
San Francisco City and County Redevelopment Agency Successor Agency, Notre Dame Housing Partners LP Series 2000G, Rev., AMT, VRDO, LOC : Citibank NA, 1.15%, 3/6/2026 (a)	5,840	5,840
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 1.60%, 3/2/2026 (a) (b)	3,000	3,000
Series 2025-XF1879, Rev., VRDO, LIQ : Bank of America NA, 2.00%, 3/2/2026 (a) (b)	600	600
Series 2025-XF1899, GO, VRDO, LIQ : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	1,500	1,500
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	4,325	4,325
Series 2024-ZF1773, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/5/2026 (a) (b)	1,670	1,670
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 1.88%, 3/6/2026 (a) (b)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/6/2026 (a) (b)	1,000	1,000
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/6/2026 (a) (b)	5,535	5,535
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	2,425	2,425
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	1,600	1,600
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	2,800	2,800
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 1.90%, 3/6/2026 (a) (b)	1,800	1,800
Series 2026-XF3512, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	2,500	2,500
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	1,705	1,705
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,900	1,900
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,375	2,375
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XM1245, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,400	3,400
Series 2025-XX1442, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,760	4,760
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.92%, 3/6/2026 (a) (b)	8,465	8,465
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	2,200	2,200
Series 2025-XM1302, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	2,560	2,560
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	4,956	4,956
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	7,100	7,100
University of California
Series 2013AL-3, Rev., VRDO, 1.25%, 3/2/2026 (a)	2,425	2,425
Series 2013AL-4, Rev., VRDO, 1.35%, 3/2/2026 (a)	2,260	2,260
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2025BZ, Rev., 5.00%, 5/15/2026	3,500	3,519
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 1.15%, 3/6/2026 (a)	565	565
Total California		169,659
Total Municipal Bonds (Cost $169,659)		169,659
	SHARES (000)
Variable Rate Demand Preferred Shares — 4.5%
California — 4.5%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/6/2026# (b)	10,000	10,000
Total Variable Rate Demand Preferred Shares (Cost $10,000)		10,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 18.9%
Commercial Paper — 18.9%
Burbank Glendale Pasadena Airport Authority Series B-2, 2.37%, 8/10/2026	1,500	1,500
California Statewide Communities Development Authority
Series B-6, 2.60%, 3/5/2026	3,000	3,000
Series 09-D, 2.35%, 7/8/2026	2,000	2,000
City and County of San Francisco
Series A-4, 2.64%, 3/13/2026	3,000	3,000
Series A-2, 2.66%, 3/13/2026	2,500	2,500
City of Los Angeles Community Facilities District
Series R-TE, 2.35%, 3/12/2026	1,102	1,102
Series R-TE, 2.18%, 3/17/2026	3,729	3,729
Series R-TE, 2.20%, 3/17/2026	1,500	1,500
Municipal Improvement Corp. of Los Angeles
Series A-1, 2.20%, 3/3/2026	10,000	10,000
Series A-3, 2.30%, 3/3/2026	1,000	1,000
Public Utilities Commission of San Francisco (Belize)
Series E-A4, 2.26%, 3/12/2026	3,000	3,000
Series E-A4, 2.25%, 7/8/2026	3,000	3,000
San Diego County Water Authority Series 9, 2.35%, 6/11/2026	3,500	3,500
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	85

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
San Francisco City and County Public Utilities Commission Series A-1, 2.30%, 6/10/2026	1,000	1,000
State of California Series A-1, 2.56%, 3/18/2026	2,500	2,500
Total Commercial Paper (Cost $42,331)		42,331
Total Short Term Investments (Cost $42,331)		42,331
Total Investments — 99.4% (Cost $221,990) *		221,990
Other Assets in Excess of Liabilities — 0.6%		1,346
NET ASSETS — 100.0%		223,336

Percentages indicated are based on net assets.

Abbreviations
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 86.8%
New York — 86.8%
Akron Central School District Series 2025A, GO, BAN, 4.00%, 8/13/2026	1,501	1,508
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.88%, 3/6/2026 (a)	4,295	4,295
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 1.98%, 3/6/2026 (a)	9,095	9,095
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	100	100
Canton Central School District, GO, BAN, 3.75%, 9/4/2026	1,783	1,792
Cato-Meridian Central School District, GO, BAN, 3.75%, 7/29/2026	4,488	4,506
Cattaraugus-Little Valley Central School District Series 2025A, GO, BAN, 3.50%, 9/29/2026	3,000	3,013
Cazenovia Central School District, GO, BAN, 4.00%, 7/17/2026	4,000	4,011
City of Albany, GO, BAN, 4.00%, 3/20/2026	16,312	16,319
City of Geneva, GO, BAN, 4.75%, 4/30/2026	5,000	5,010
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 2.00%, 3/2/2026 (a)	2,785	2,785
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 2.02%, 3/2/2026 (a)	9,500	9,500
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	2,210	2,210
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.90%, 3/2/2026 (a)	6,215	6,215
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	1,200	1,200
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,000
City of Oneida, GO, BAN, 4.00%, 3/27/2026	245	245
City of Peekskill, GO, TAN, 3.75%, 11/4/2026	6,000	6,052
City of Rome, GO, BAN, 4.00%, 6/10/2026	13,650	13,681
City of Troy, GO, BAN, 4.00%, 1/29/2027	1,332	1,349
City of Yonkers Series 2026D, GO, 5.00%, 8/1/2026	2,800	2,831
Deutsche Bank Spears
Series 2025-DB8210, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	11,815	11,815
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-DB-8215, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,955	3,955
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,800	3,800
East Aurora Union Free School District, GO, BAN, 3.75%, 12/3/2026	7,350	7,407
Ellenville Central School District, GO, BAN, 3.75%, 6/26/2026	6,000	6,020
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	15,583	15,616
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.91%, 3/6/2026 (a)	1,975	1,975
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026	6,000	6,016
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,000	3,006
Hyde Park Central School District, GO, BAN, 4.25%, 6/12/2026	1,970	1,975
Johnstown City School District, GO, BAN, 3.00%, 6/26/2026 (c)	3,000	3,005
Long Island Power Authority, Electric System Series 2025C, Rev., VRDO, LOC : Royal Bank of Canada, 1.85%, 3/6/2026 (a)	3,695	3,695
Malone Central School District Series 2025A, GO, BAN, 3.50%, 8/7/2026	2,200	2,207
Metropolitan Transportation Authority
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 2.00%, 3/2/2026 (a)	615	615
Series 2012G-3, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 3/2/2026 (a)	175	175
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 3/2/2026 (a)	200	200
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	7,235	7,235
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	1,725	1,725
Middle Country Central School District At Centereach, GO, TAN, 4.00%, 6/24/2026	11,000	11,046
Miller Place Union Free School District, GO, TAN, 3.75%, 6/24/2026	13,000	13,044
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	38,975	38,975
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	87

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 2.19%, 3/6/2026 (a)	15,600	15,600
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	14,175	14,175
New York City Housing Development Corp., Multi-Family Mortgage, 89 Murray Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	27,000	27,000
New York City Housing Development Corp., Multi-Family Rental Housing Series 2009A, Rev., VRDO, LOC : FHLMC, 1.82%, 3/6/2026 (a)	7,050	7,050
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2000A, Rev., VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	30	30
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005A, Rev., VRDO, LOC : Citibank NA, 1.90%, 3/6/2026 (a)	2,925	2,925
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	1,975	1,975
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	530	530
Series BB 1-A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (a)	2,000	2,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (a)	9,120	9,120
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	10,150	10,150
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	3,700	3,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	525	525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 3/2/2026 (a)	1,750	1,750
Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.02%, 3/2/2026 (a)	5,440	5,440
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.02%, 3/2/2026 (a)	21,705	21,705
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (a)	200	200
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.90%, 3/2/2026 (a)	3,975	3,975
Series 2023, Subseries A-3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.00%, 3/2/2026 (a)	200	200
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	12,375	12,375
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (a)	2,300	2,300
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 1.83%, 3/6/2026 (a)	12,462	12,462
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc., Project Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.95%, 3/6/2026 (a)	9,600	9,600
New York State Housing Finance Agency Series 200B, Rev., VRDO, LOC : FNMA, 3.72%, 3/6/2026 (a)	2,150	2,150
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 1.70%, 3/6/2026 (a)	33,900	33,900
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/2/2026 (a)	28,625	28,625
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/2/2026 (a)	20,200	20,200
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.05%, 3/6/2026 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/6/2026 (a)	2,040	2,040
New York State Housing Finance Agency, 350 West 43rd Street Housing Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.10%, 3/2/2026 (a)	11,000	11,000
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	2,400	2,400
New York State Housing Finance Agency, 363 West 30th Street Housing, Rev., VRDO, LOC : FHLMC, 2.19%, 3/6/2026 (a)	9,300	9,300
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/6/2026 (a)	7,220	7,220
New York State Housing Finance Agency, Grace Towers Housing II LLC Series 2007A, Rev., VRDO, LOC : FHLMC, 2.19%, 3/6/2026 (a)	9,330	9,330
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.97%, 3/6/2026 (a)	10,300	10,300
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 1.70%, 3/6/2026 (a)	45,130	45,130
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 2.14%, 3/6/2026 (a)	10,200	10,200
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 1.90%, 3/6/2026 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.05%, 3/6/2026 (a)	400	400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.10%, 3/6/2026 (a)	7,000	7,000
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001A, Rev., VRDO, LIQ : FHLMC, 2.10%, 3/6/2026 (a)	10,000	10,000
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	17,000	17,000
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	100	100
North Merrick Union Free School District, GO, TAN, 4.00%, 5/28/2026	2,000	2,006
North Shore Central School District, GO, TAN, 4.00%, 6/25/2026	5,000	5,023
Oneonta City School District, GO, BAN, 4.00%, 6/26/2026	4,730	4,740
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	7,500	7,500
Portville Central School District, GO, BAN, 3.25%, 7/23/2026	8,000	8,027
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	27,595	27,595
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	5,300	5,300
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,025	6,025
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/6/2026 (a) (b)	20,325	20,325
RIB Floater Trust Various States
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	11,760	11,760
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,300	3,300
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	12,500	12,500
Roslyn Union Free School District, GO, BAN, 3.75%, 8/26/2026	1,804	1,812
Schoharie Central School District
Series 2025B, GO, BAN, 4.00%, 6/25/2026	2,750	2,756
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	89

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025A, GO, BAN, 4.00%, 7/10/2026	11,000	11,033
Series 2025C, GO, BAN, 4.00%, 9/18/2026	1,134	1,141
South Jefferson Central School District, GO, BAN, 3.50%, 2/5/2027	2,903	2,925
South Lewis Central School District, GO, BAN, 3.25%, 7/24/2026	8,796	8,826
State of New York Mortgage Agency Homeowner Mortgage Series 247, Rev., VRDO, LIQ : TD Bank NA, 1.85%, 3/6/2026 (a)	9,825	9,825
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1389, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (a) (b)	2,000	2,000
Series 2025-XX1424, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (a) (b)	3,250	3,250
Series 2024-XG0590, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	9,795	9,795
Series 2025-XF8005, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	6,665	6,665
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	10,665	10,665
Series 2025-XL0601, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	3,175	3,175
Series 2025-XM1316, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	1,875	1,875
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 2.19%, 3/2/2026 (a) (b)	3,420	3,420
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	22,075	22,075
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	1,635	1,635
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	3,280	3,280
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	5,930	5,930
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	10,070	10,070
Series 2025-ZF3373, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	3,530	3,530
Series 025-YX1418, Rev., VRDO, A.G., LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	7,900	7,900
Series 025-ZF1987, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,835	4,835
Series 025-ZF1994, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,290	2,290
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 025-ZF1995, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,530	2,530
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,900	1,900
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,545	1,545
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,090	4,090
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	2,010	2,010
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,835	1,835
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,100	6,100
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	19,705	19,705
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,950	2,950
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,625	5,625
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,985	2,985
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,985	2,985
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,300	3,300
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,050	2,050
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,350	3,350
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,905	2,905
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,310	3,310
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	10,335	10,335
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,755	2,755
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	11,575	11,575
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	10,975	10,975
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,210	5,210
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	6,000	6,000
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,210	3,210
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,670	1,670
Series 2024-XF3229, Rev., VRDO, A.G., LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,790	4,790
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,125	4,125
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,350	2,350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024-XL0568, Rev., VRDO, A.G., LOC : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	700	700
Series 2024-XM1181, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,165	2,165
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,375	3,375
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	13,215	13,215
Series 2025-CF7025, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	5,690	5,690
Series 2025-XF1967, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,665	2,665
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	500	500
Series 2025-XF3384, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	830	830
Series 2025-XF3471, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	20,000	20,000
Series 2025-XF8060, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	6,550	6,550
Series 2025-XL0676, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	7,455	7,455
Series 2025-XL0726, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-XM1306, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,000	6,000
Series 2025-YX1440, Rev., VRDO, A.G., LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,805	2,805
Series 2025-YX1448, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,230	5,230
Series 2025-ZF1861, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,725	3,725
Series 2025-ZF1862, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,675	1,675
Series 2025-ZF1883, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF1897, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,810	3,810
Series 2025-ZF1906, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2025-ZF1907, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2025-ZF1936, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,110	2,110
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	91

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-ZF3323, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,520	3,520
Series 2025-ZF3391, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,810	2,810
Series 2025-ZF3408, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF3463, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,720	1,720
Series 2025-ZF8024, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,370	3,370
Series 2025-ZF8056, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,555	2,555
Series 2025-ZF8072, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,360	3,360
Series 2025-ZF8073, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF8109, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,825	4,825
Series 2025-ZL0699, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,425	3,425
Series 2025-ZL0718, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,220	2,220
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	5,995	5,995
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,070	2,070
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,635	3,635
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 1.93%, 3/6/2026 (a) (b)	2,150	2,150
Series 2025-CF7059, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	8,000	8,000
Series 2025-XG0623, Rev., VRDO, A.G., LOC : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	5,060	5,060
Series 2025-ZF3319, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,665	6,665
Series 025-ZF1989, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	2,625	2,625
Series 025-ZF1991, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	4,685	4,685
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	3,565	3,565
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	2,145	2,145
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	3,200	3,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-MS0087E, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.05%, 5/21/2026 (a) (b)	10,575	10,575
Town of Bethlehem, GO, BAN, 5.00%, 5/1/2026	5,960	5,974
Town of Camillus, GO, BAN, 3.75%, 3/12/2027 (c)	4,541	4,598
Town of Colonie Series 2025A, GO, BAN, 4.00%, 3/6/2026	415	415
Town of Hamburg, GO, BAN, 4.25%, 6/17/2026	3,000	3,008
Town of New Paltz Series 2025C, GO, BAN, 3.75%, 10/2/2026	2,677	2,694
Town of Oyster Bay, GO, BAN, 4.00%, 3/6/2026	14,279	14,282
Town of Pembroke, GO, BAN, 4.00%, 3/26/2026	4,000	4,003
Town of Skaneateles, GO, BAN, 4.25%, 5/22/2026	2,827	2,832
Town of Vestal, GO, BAN, 4.00%, 6/4/2026	4,292	4,301
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	11,510	11,510
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	7,670	7,670
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (a)	1,750	1,750
Series 2021B-2, Rev., 4.97%, 5/15/2026 (a)	3,650	3,687
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2014B-1, Rev., VRDO, 1.92%, 5/5/2026 (a)	5,225	5,225
Series 2014B2, Rev., VRDO, 1.92%, 7/6/2026 (a)	10,190	10,190
Union Springs Central School District, GO, BAN, 3.75%, 7/17/2026	1,056	1,059
Valley Central School District, GO, BAN, 4.00%, 6/23/2026	10,000	10,041
Village of Freeport
Series 2026B, GO, BAN, 3.50%, 4/24/2026	2,542	2,546
Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,925	6,937
Series 2025F, GO, BAN, 3.75%, 11/12/2026	4,529	4,561
Village of Hastings-on-Hudson, GO, BAN, 3.50%, 2/18/2027	1,870	1,889
Village of Haverstraw Series 2025B, GO, BAN, 4.00%, 9/11/2026	2,197	2,212
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	6,000	6,012
Village of Highland Falls
Series 2024A, GO, BAN, 4.00%, 3/11/2026	4,375	4,376
Series 2026A, GO, BAN, 3.75%, 3/10/2027 (c)	7,285	7,379
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Village of New Paltz Series 2025C, GO, BAN, 4.00%, 9/11/2026	3,250	3,272
Village of Penn Yan, GO, BAN, 4.00%, 7/16/2026	7,583	7,603
Village of Port Chester, GO, BAN, 4.00%, 5/1/2026	5,000	5,002
Village of Sleepy Hollow, GO, BAN, 4.00%, 11/13/2026	6,576	6,636
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	3,900	3,908
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,000	4,012
West Hempstead Union Free School District, GO, TAN, 3.50%, 5/22/2026	6,000	6,012
Yorktown Central School District, GO, BAN, 3.75%, 6/23/2026 (c)	8,000	8,030
Total New York		1,537,841
Total Municipal Bonds (Cost $1,537,841)		1,537,841
	SHARES (000)
Variable Rate Demand Preferred Shares — 8.9%
New York — 8.9%
BlackRock MuniYield New York Quality Fund, Inc. Series W-7A, LIQ : Bank of America NA, 2.02%, 3/6/2026# (b)	28,200	28,200
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 1.93%, 3/6/2026# (b)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026# (b)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (b)	43,200	43,200
Series 5, LIQ : TD Bank NA, 1.95%, 3/6/2026# (b)	20,000	20,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.04%, 3/6/2026# (b)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $157,300)		157,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 2.7%
Commercial Paper — 2.7%
Long Island Power Authority
Series B, 2.35%, 3/16/2026	27,950	27,950
Series B, 2.40%, 3/16/2026	4,000	4,000
New York State Dormitory Authority, 2.40%, 3/19/2026	15,000	15,000
Total Commercial Paper (Cost $46,950)		46,950
Total Short Term Investments (Cost $46,950)		46,950
Total Investments — 98.4% (Cost $1,742,091) *		1,742,091
Other Assets in Excess of Liabilities — 1.6%		28,845
NET ASSETS — 100.0%		1,770,936

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	93

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	February 28, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$73,501,519	$2,937,514
Repurchase agreements, at value	26,020,000	—
Cash	1,680,143	9
Receivables:
Due from custodian	49,467	—
Investment securities sold	—	12,650
Investment securities sold — delayed delivery securities	—	210
Interest from non-affiliates	158,861	9,078
Total Assets	101,409,990	2,959,461
LIABILITIES:
Payables:
Distributions	182,466	4,788
Investment securities purchased	1,258,130	—
Accrued liabilities:
Investment advisory fees	6,159	166
Administration fees	2,125	51
Distribution fees	1	—
Service fees	4,582	20
Custodian and accounting fees	403	48
Trustees’ and Chief Compliance Officer’s fees	— (a)	—
Other	744	74
Total Liabilities	1,454,610	5,147
Net Assets	$99,955,380	$2,954,314

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$99,953,143	$2,954,220
Total distributable earnings (loss)	2,237	94
Total Net Assets	$99,955,380	$2,954,314
Net Assets:
Academy	$912,616	$—
Agency	3,210,709	44,286
Capital	56,356,157	421,722
Empower	730,722	—
IM	18,208,845	2,207,857
Institutional Class	17,011,387	280,449
Morgan	699,282	—
Premier	2,822,585	—
Reserve	3,077	—
Total	$99,955,380	$2,954,314
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	912,410	—
Agency	3,207,678	44,276
Capital	56,338,592	421,595
Empower	730,518	—
IM	18,202,987	2,207,592
Institutional Class	17,005,352	280,395
Morgan	698,227	—
Premier	2,821,244	—
Reserve	3,075	—
Net Asset Value offering and redemption price per share
Academy	$1.0002	$—
Agency	1.0009	1.0002
Capital	1.0003	1.0003
Empower	1.0003	—
IM	1.0003	1.0001
Institutional Class	1.0004	1.0002
Morgan	1.0015	—
Premier	1.0005	—
Reserve	1.0006	—
Cost of investments in non-affiliates	$73,493,646	$2,937,514
Cost of repurchase agreements	26,020,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$67,865,507	$973,587	$197,502,288
Repurchase agreements, at value	15,228,000	2,036,705	128,279,225
Cash	2,541,151	97	10,834,668
Receivables:
Investment securities sold	—	—	2,248,170
Interest from non-affiliates	143,953	2,182	665,006
Due from adviser	—	30	—
Total Assets	85,778,611	3,012,601	339,529,357
LIABILITIES:
Payables:
Distributions	85,632	7,010	552,153
Investment securities purchased	1,053,483	5,000	984,562
Accrued liabilities:
Investment advisory fees	5,172	—	20,363
Administration fees	1,784	—	7,271
Distribution fees	727	—	1,364
Service fees	12,846	—	22,213
Custodian and accounting fees	437	171	959
Trustees’ and Chief Compliance Officer’s fees	3	—	31
Other	1,180	282	6,777
Total Liabilities	1,161,264	12,463	1,595,693
Net Assets	$84,617,347	$3,000,138	$337,933,664
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	97

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$84,617,251	$3,000,140	$337,990,442
Total distributable earnings (loss)	96	(2)	(56,778)
Total Net Assets	$84,617,347	$3,000,138	$337,933,664
Net Assets:
Academy	$—	$—	$3,659,063
Agency	5,144,787	—	15,872,317
Agency SL	—	3,000,138	—
Capital	21,867,399	—	205,400,661
Digital	—	—	100,367
Empower	—	—	11,041,706
IM	—	—	18,012,835
Institutional Class	13,115,741	—	44,298,496
Investor	7,294	—	1,385,261
Morgan	9,420,596	—	17,045,399
Premier	35,046,308	—	20,979,596
Reserve	15,222	—	39,673
Service	—	—	98,290
Total	$84,617,347	$3,000,138	$337,933,664
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	3,659,677
Agency	5,144,771	—	15,874,984
Agency SL	—	3,000,170	—
Capital	21,867,330	—	205,435,157
Digital	—	—	100,384
Empower	—	—	11,043,559
IM	—	—	18,015,862
Institutional Class	13,115,699	—	44,305,937
Investor	7,294	—	1,385,493
Morgan	9,420,566	—	17,048,264
Premier	35,046,197	—	20,983,120
Reserve	15,222	—	39,679
Service	—	—	98,306
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$67,865,507	$973,587	$197,502,288
Cost of repurchase agreements	15,228,000	2,036,705	128,279,225
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$26,486,802	$8,015,270	$310,789,041
Repurchase agreements, at value	30,038,939	—	—
Cash	1,410,156	208,723	5,125,176
Receivables:
Investment securities sold	327,400	—	2,305,369
Fund shares sold	—	—	254
Interest from non-affiliates	95,278	6,553	216,123
Total Assets	58,358,575	8,230,546	318,435,963
LIABILITIES:
Payables:
Distributions	85,086	11,221	629,970
Investment securities purchased	—	298,306	15,530,647
Accrued liabilities:
Investment advisory fees	3,589	501	17,629
Administration fees	1,238	173	6,346
Distribution fees	545	28	812
Service fees	4,730	1,006	20,166
Custodian and accounting fees	203	40	872
Trustees’ and Chief Compliance Officer’s fees	—	—	32
Other	2,008	160	7,404
Total Liabilities	97,399	311,435	16,213,878
Net Assets	$58,261,176	$7,919,111	$302,222,085
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$58,261,185	$7,919,074	$302,222,037
Total distributable earnings (loss)	(9)	37	48
Total Net Assets	$58,261,176	$7,919,111	$302,222,085
Net Assets:
Academy	$232,632	$—	$448,734
Agency	3,805,917	534,067	18,469,930
Capital	31,417,389	—	174,351,607
Empower	365,509	—	1,413,074
IM	555,601	—	127,756
Institutional Class	11,902,124	4,840,916	76,408,402
Investor	22,311	—	—
Morgan	5,187,294	362,488	7,349,223
Premier	4,118,889	2,181,640	22,397,035
Reserve	653,510	—	1,256,324
Total	$58,261,176	$7,919,111	$302,222,085
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	232,632	—	448,734
Agency	3,805,918	534,064	18,469,921
Capital	31,417,396	—	174,351,527
Empower	365,509	—	1,413,074
IM	555,602	—	127,756
Institutional Class	11,902,125	4,840,889	76,408,367
Investor	22,311	—	—
Morgan	5,187,295	362,486	7,349,219
Premier	4,118,890	2,181,629	22,397,024
Reserve	653,510	—	1,256,324
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$26,486,802	$8,015,270	$310,789,041
Cost of repurchase agreements	30,038,939	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,415,299	$2,740,350	$221,990	$1,742,091
Cash	8,344	37	8	10
Receivables:
Investment securities sold	136,400	47,730	600	40,735
Investment securities sold — delayed delivery securities	420	1,800	—	1,800
Interest from non-affiliates	48,591	18,041	1,042	12,638
Total Assets	10,609,054	2,807,958	223,640	1,797,274
LIABILITIES:
Payables:
Distributions	14,777	1,705	230	2,934
Investment securities purchased	14,394	—	—	—
Investment securities purchased — delayed delivery securities	68,566	—	—	23,011
Accrued liabilities:
Investment advisory fees	639	177	7	114
Administration fees	220	61	1	39
Distribution fees	118	7	— (a)	3
Service fees	973	293	20	176
Custodian and accounting fees	43	25	14	15
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—	—
Other	200	76	32	46
Total Liabilities	99,930	2,344	304	26,338
Net Assets	$10,509,124	$2,805,614	$223,336	$1,770,936

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	101

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$10,508,977	$2,805,558	$223,343	$1,770,940
Total distributable earnings (loss)	147	56	(7)	(4)
Total Net Assets	$10,509,124	$2,805,614	$223,336	$1,770,936
Net Assets:
Agency	$399,034	$210,681	$15,122	$166,446
Institutional Class	8,247,761	1,800,517	157,600	1,333,636
Morgan	98,681	94,319	3,519	39,712
Premier	1,201,144	700,087	47,085	230,183
Reserve	562,504	—	—	949
Service	—	10	10	10
Total	$10,509,124	$2,805,614	$223,336	$1,770,936
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	399,007	210,665	15,115	166,443
Institutional Class	8,247,203	1,800,384	157,525	1,333,607
Morgan	98,674	94,313	3,518	39,711
Premier	1,201,063	700,035	47,063	230,178
Reserve	562,465	—	—	949
Service	—	10	10	10
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$10,415,299	$2,740,350	$221,990	$1,742,091
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	February 28, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,701,400	$65,150
Interest income from affiliates	102,279	1
Total investment income	3,803,679	65,151
EXPENSES:
Investment advisory fees	70,860	2,048
Administration fees	27,060	780
Distribution fees (See Note 4)	7	—
Service fees (See Note 4)	58,774	705
Custodian and accounting fees	1,718	199
Interest expense to affiliates	—	5
Professional fees	489	58
Trustees’ and Chief Compliance Officer’s fees	212	29
Printing and mailing costs	57	19
Registration and filing fees	1,128	123
Transfer agency fees (See Note 2.F.)	1,359	122
Other	858	183
Total expenses	162,522	4,271
Less fees waived	(1,471)	(233)
Less expense reimbursements	(19)	—
Net expenses	161,032	4,038
Net investment income (loss)	3,642,647	61,113
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	423	98
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(3,817)	—
Net realized/unrealized gains (losses)	(3,394)	98
Change in net assets resulting from operations	$3,639,253	$61,211
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	103

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,396,071	$79,445	$12,629,605
Interest income from affiliates	89,171	—	442,995
Income from interfund lending (net)	449	—	—
Total investment income	3,485,691	79,445	13,072,600
EXPENSES:
Investment advisory fees	64,934	1,549	251,139
Administration fees	24,831	585	95,890
Distribution fees (See Note 4)	9,477	—	16,449
Service fees (See Note 4)	167,132	—	291,470
Custodian and accounting fees	1,676	202	3,151
Professional fees	416	58	1,340
Trustees’ and Chief Compliance Officer’s fees	203	28	681
Printing and mailing costs	879	32	1,399
Registration and filing fees	2,256	266	7,231
Transfer agency fees (See Note 2.F.)	976	7	3,793
Other	365	45	1,296
Total expenses	273,145	2,772	673,839
Less fees waived	(1,508)	(1,581)	(10,480)
Less expense reimbursements	—	(30)	—
Net expenses	271,637	1,161	663,359
Net investment income (loss)	3,214,054	78,284	12,409,241
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	162	3	13,920
Change in net assets resulting from operations	$3,214,216	$78,287	$12,423,161
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,110,520	$330,620	$10,530,897
Interest income from affiliates	64,448	16,544	298,742
Total investment income	2,174,968	347,164	10,829,639
EXPENSES:
Investment advisory fees	41,998	6,691	210,204
Administration fees	16,009	2,562	80,214
Distribution fees (See Note 4)	6,283	375	9,793
Service fees (See Note 4)	65,176	14,177	261,280
Custodian and accounting fees	872	164	2,825
Professional fees	269	82	1,100
Trustees’ and Chief Compliance Officer’s fees	137	43	590
Printing and mailing costs	100	46	282
Registration and filing fees	2,092	370	7,918
Transfer agency fees (See Note 2.F.)	613	118	2,870
Other	331	95	1,007
Total expenses	133,880	24,723	578,083
Less fees waived	(1,701)	(647)	(12,403)
Net expenses	132,179	24,076	565,680
Net investment income (loss)	2,042,789	323,088	10,263,959
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,027	88	2,426
Change in net assets resulting from operations	$2,043,816	$323,176	$10,266,385
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	105

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$304,049	$76,239	$6,570	$50,747
Interest income from affiliates	6	3	— (a)	1
Total investment income	304,055	76,242	6,570	50,748
EXPENSES:
Investment advisory fees	8,970	2,218	213	1,489
Administration fees	3,433	847	82	570
Distribution fees (See Note 4)	1,549	99	11	48
Service fees (See Note 4)	15,356	4,461	442	2,586
Custodian and accounting fees	283	125	57	97
Interest expense to affiliates	15	6	— (a)	18
Professional fees	107	64	54	61
Trustees’ and Chief Compliance Officer’s fees	50	31	25	29
Printing and mailing costs	44	120	16	23
Registration and filing fees	300	259	59	75
Transfer agency fees (See Note 2.F.)	125	39	8	38
Other	100	21	15	22
Total expenses	30,332	8,290	982	5,056
Less fees waived	(877)	(483)	(203)	(295)
Less expense reimbursements	—	— (a)	— (a)	—
Net expenses	29,455	7,807	779	4,761
Net investment income (loss)	274,600	68,435	5,791	45,987
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	494	131	41	30
Change in net assets resulting from operations	$275,094	$68,566	$5,832	$46,017

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	February 28, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,642,647	$4,194,147	$61,113	$51,994
Net realized gain (loss)	423	153	98	11
Change in net unrealized appreciation/depreciation	(3,817)	(2,807)	—	(18)
Change in net assets resulting from operations	3,639,253	4,191,493	61,211	51,987
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(41,711)	(49,184)	—	—
Agency	(123,036)	(140,556)	(1,612)	(2,471)
Capital	(2,032,420)	(2,053,917)	(9,966)	(13,726)
Empower	(27,960)	(27,914)	—	—
IM	(546,807)	(741,074)	(40,053)	(26,221)
Institutional Class	(736,046)	(932,908)	(9,492)	(9,581)
Morgan	(23,363)	(111,146)	—	—
Premier	(111,196)	(137,314)	—	—
Reserve	(108)	(135)	—	—
Total distributions to shareholders	(3,642,647)	(4,194,148)	(61,123)	(51,999)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,978,993	1,676,719	978,219	561,386
NET ASSETS:
Change in net assets	11,975,599	1,674,064	978,307	561,374
Beginning of period	87,979,781	86,305,717	1,976,007	1,414,633
End of period	$99,955,380	$87,979,781	$2,954,314	$1,976,007
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,214,054	$3,259,352	$78,284	$67,152
Net realized gain (loss)	162	30	3	134
Change in net unrealized appreciation/depreciation	—	—	—	(517)
Change in net assets resulting from operations	3,214,216	3,259,382	78,287	66,769
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(190,510)	(191,544)	—	—
Agency SL	—	—	(78,305)	(67,152)
Capital	(829,378)	(799,862)	—	—
Institutional Class	(483,696)	(513,747)	—	—
Investor	(354)	(369)	—	—
Morgan	(351,745)	(372,490)	—	—
Premier	(1,357,830)	(1,380,628)	—	—
Reserve	(599)	(712)	—	—
Total distributions to shareholders	(3,214,112)	(3,259,352)	(78,305)	(67,152)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	8,350,143	14,271,968	1,645,056	(1,161,080)
NET ASSETS:
Change in net assets	8,350,247	14,271,998	1,645,038	(1,161,463)
Beginning of period	76,267,100	61,995,102	1,355,100	2,516,563
End of period	$84,617,347	$76,267,100	$3,000,138	$1,355,100
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,409,241	$13,115,669	$2,042,789	$2,019,717
Net realized gain (loss)	13,920	2,573	1,027	1,959
Change in net assets resulting from operations	12,423,161	13,118,242	2,043,816	2,021,676
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(175,529)	(339,820)	(11,805)	(62,398)
Agency	(649,193)	(712,924)	(133,349)	(132,419)
Capital	(7,589,120)	(7,784,861)	(906,445)	(806,488)
Digital (a)	(953)	—	—	—
Empower	(412,768)	(417,083)	(7,478)	(3,086)
IM	(514,481)	(455,485)	(19,602)	(15,083)
Institutional Class	(1,684,539)	(1,998,445)	(584,219)	(552,602)
Investor	(119,948)	(112,497)	(657)	(661)
Morgan	(559,271)	(536,858)	(174,367)	(183,521)
Premier	(697,729)	(715,817)	(185,182)	(234,539)
Reserve	(1,209)	(32,567)	(19,684)	(28,920)
Service	(4,501)	(9,312)	—	—
Total distributions to shareholders	(12,409,241)	(13,115,669)	(2,042,788)	(2,019,717)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	33,443,113	36,980,461	11,275,966	6,016,979
NET ASSETS:
Change in net assets	33,457,033	36,983,034	11,276,994	6,018,938
Beginning of period	304,476,631	267,493,597	46,984,182	40,965,244
End of period	$337,933,664	$304,476,631	$58,261,176	$46,984,182

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$323,088	$364,067	$10,263,959	$9,847,387
Net realized gain (loss)	88	252	2,426	3,163
Change in net assets resulting from operations	323,176	364,319	10,266,385	9,850,550
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(13,534)	(6,694)
Agency	(23,501)	(30,423)	(676,379)	(721,622)
Capital	—	—	(5,723,399)	(5,043,503)
Empower	—	—	(40,342)	(55,515)
IM	—	—	(5,131)	(11,877)
Institutional Class	(200,916)	(221,647)	(2,712,392)	(2,842,668)
Morgan	(13,388)	(14,736)	(249,806)	(274,488)
Premier	(85,386)	(97,261)	(804,418)	(836,573)
Reserve	—	—	(38,558)	(54,447)
Total distributions to shareholders	(323,191)	(364,067)	(10,263,959)	(9,847,387)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(678,881)	1,366,364	58,983,213	59,593,804
NET ASSETS:
Change in net assets	(678,896)	1,366,616	58,985,639	59,596,967
Beginning of period	8,598,007	7,231,391	243,236,446	183,639,479
End of period	$7,919,111	$8,598,007	$302,222,085	$243,236,446
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$274,600	$321,874	$68,435	$63,291
Net realized gain (loss)	494	326	131	59
Change in net assets resulting from operations	275,094	322,200	68,566	63,350
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(9,352)	(13,731)	(4,724)	(4,477)
Institutional Class	(222,341)	(254,146)	(45,928)	(41,846)
Morgan	(1,918)	(2,035)	(1,994)	(2,244)
Premier	(29,310)	(36,260)	(15,846)	(14,652)
Reserve	(11,935)	(15,857)	—	—
Service	—	—	(24)	(114)
Total distributions to shareholders	(274,856)	(322,029)	(68,516)	(63,333)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(911,250)	1,173,229	403,401	764,807
NET ASSETS:
Change in net assets	(911,012)	1,173,400	403,451	764,824
Beginning of period	11,420,136	10,246,736	2,402,163	1,637,339
End of period	$10,509,124	$11,420,136	$2,805,614	$2,402,163
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,791	$10,525	$45,987	$68,036
Net realized gain (loss)	41	23	30	85
Change in net assets resulting from operations	5,832	10,548	46,017	68,121
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(386)	(876)	(4,857)	(7,062)
Institutional Class	(3,749)	(6,162)	(34,307)	(49,361)
Morgan	(85)	(164)	(940)	(1,320)
Premier	(1,588)	(3,266)	(5,864)	(10,305)
Reserve	—	—	(24)	(57)
Service	(17)	(76)	(4)	(17)
Total distributions to shareholders	(5,825)	(10,544)	(45,996)	(68,122)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(94,188)	(89,252)	(120,980)	(429,650)
NET ASSETS:
Change in net assets	(94,181)	(89,248)	(120,959)	(429,651)
Beginning of period	317,517	406,765	1,891,895	2,321,546
End of period	$223,336	$317,517	$1,770,936	$1,891,895
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$1,291,007	$4,265,641	$—	$—
Distributions reinvested	30,603	40,569	—	—
Cost of shares redeemed	(1,458,050)	(4,043,308)	—	—
Change in net assets resulting from Academy capital transactions	(136,440)	262,902	—	—
Agency
Proceeds from shares issued	9,770,252	97,631,285	150,638	222,201
Distributions reinvested	29,719	29,423	103	229
Cost of shares redeemed	(9,353,747)	(98,176,443)	(174,294)	(250,695)
Change in net assets resulting from Agency capital transactions	446,224	(515,735)	(23,553)	(28,265)
Capital
Proceeds from shares issued	183,873,606	156,444,898	1,607,400	1,366,611
Distributions reinvested	1,069,723	1,065,375	2,355	3,449
Cost of shares redeemed	(173,441,094)	(155,448,791)	(1,530,719)	(1,234,733)
Change in net assets resulting from Capital capital transactions	11,502,235	2,061,482	79,036	135,327
Empower
Proceeds from shares issued	2,532,258	1,428,776	—	—
Distributions reinvested	21,988	24,123	—	—
Cost of shares redeemed	(2,422,065)	(1,317,599)	—	—
Change in net assets resulting from Empower capital transactions	132,181	135,300	—	—
IM
Proceeds from shares issued	117,132,108	75,400,044	11,812,529	6,912,664
Distributions reinvested	16,106	13,437	—	—
Cost of shares redeemed	(116,135,868)	(71,522,065)	(10,870,547)	(6,410,318)
Change in net assets resulting from IM capital transactions	1,012,346	3,891,416	941,982	502,346
Institutional Class
Proceeds from shares issued	82,043,466	84,234,732	1,729,491	984,498
Distributions reinvested	166,276	212,701	1,747	1,273
Cost of shares redeemed	(83,020,206)	(85,107,534)	(1,750,484)	(1,033,793)
Change in net assets resulting from Institutional Class capital transactions	(810,464)	(660,101)	(19,246)	(48,022)
Morgan
Proceeds from shares issued	1,179,539	419,376,376	—	—
Distributions reinvested	13,562	16,943	—	—
Cost of shares redeemed	(1,214,836)	(422,851,245)	—	—
Change in net assets resulting from Morgan capital transactions	(21,735)	(3,457,926)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$6,103,877	$9,740,433	$—	$—
Distributions reinvested	13,849	16,246	—	—
Cost of shares redeemed	(6,263,213)	(9,796,971)	—	—
Change in net assets resulting from Premier capital transactions	(145,487)	(40,292)	—	—
Reserve
Proceeds from shares issued	168	303	—	—
Distributions reinvested	26	36	—	—
Cost of shares redeemed	(61)	(666)	—	—
Change in net assets resulting from Reserve capital transactions	133	(327)	—	—
Total change in net assets resulting from capital transactions	$11,978,993	$1,676,719	$978,219	$561,386
SHARE TRANSACTIONS:
Academy
Issued	1,290,685	4,264,697	—	—
Reinvested	30,598	40,556	—	—
Redeemed	(1,457,596)	(4,042,328)	—	—
Change in Academy Shares	(136,313)	262,925	—	—
Agency
Issued	9,760,776	97,549,387	150,606	222,164
Reinvested	29,691	29,395	103	229
Redeemed	(9,344,747)	(98,093,846)	(174,258)	(250,653)
Change in Agency Shares	445,720	(515,064)	(23,549)	(28,260)
Capital
Issued	183,815,563	156,396,848	1,606,880	1,366,334
Reinvested	1,069,404	1,065,013	2,354	3,448
Redeemed	(173,386,651)	(155,400,607)	(1,530,224)	(1,234,478)
Change in Capital Shares	11,498,316	2,061,254	79,010	135,304
Empower
Issued	2,531,519	1,428,385	—	—
Reinvested	21,982	24,115	—	—
Redeemed	(2,421,356)	(1,317,236)	—	—
Change in Empower Shares	132,145	135,264	—	—
IM
Issued	117,090,977	75,375,370	11,811,322	6,912,048
Reinvested	16,101	13,432	—	—
Redeemed	(116,095,491)	(71,498,784)	(10,869,436)	(6,409,739)
Change in IM Shares	1,011,587	3,890,018	941,886	502,309
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	82,013,693	84,205,708	1,729,144	984,322
Reinvested	166,213	212,622	1,747	1,273
Redeemed	(82,989,721)	(85,078,157)	(1,750,131)	(1,033,606)
Change in Institutional Class Shares	(809,815)	(659,827)	(19,240)	(48,011)
Morgan
Issued	1,177,756	418,885,709	—	—
Reinvested	13,541	16,921	—	—
Redeemed	(1,212,991)	(422,353,652)	—	—
Change in Morgan Shares	(21,694)	(3,451,022)	—	—
Premier
Issued	6,100,961	9,735,979	—	—
Reinvested	13,843	16,237	—	—
Redeemed	(6,260,207)	(9,792,434)	—	—
Change in Premier Shares	(145,403)	(40,218)	—	—
Reserve
Issued	168	303	—	—
Reinvested	26	36	—	—
Redeemed	(61)	(665)	—	—
Change in Reserve Shares	133	(326)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$9,490,770	$7,886,576	$—	$—
Distributions reinvested	41,242	40,054	—	—
Cost of shares redeemed	(8,913,733)	(7,279,060)	—	—
Change in net assets resulting from Agency capital transactions	618,279	647,570	—	—
Agency SL
Proceeds from shares issued	—	—	33,250,064	17,653,616
Cost of shares redeemed	—	—	(31,605,008)	(18,814,696)
Change in net assets resulting from Agency SL capital transactions	—	—	1,645,056	(1,161,080)
Capital
Proceeds from shares issued	29,583,523	23,329,079	—	—
Distributions reinvested	539,442	529,572	—	—
Cost of shares redeemed	(26,700,944)	(20,384,307)	—	—
Change in net assets resulting from Capital capital transactions	3,422,021	3,474,344	—	—
Institutional Class
Proceeds from shares issued	20,729,429	18,166,028	—	—
Distributions reinvested	62,399	67,820	—	—
Cost of shares redeemed	(19,050,272)	(17,118,218)	—	—
Change in net assets resulting from Institutional Class capital transactions	1,741,556	1,115,630	—	—
Investor
Proceeds from shares issued	2,341	11,261	—	—
Distributions reinvested	354	369	—	—
Cost of shares redeemed	(5,780)	(7,881)	—	—
Change in net assets resulting from Investor capital transactions	(3,085)	3,749	—	—
Morgan
Proceeds from shares issued	8,914,417	9,885,883	—	—
Distributions reinvested	350,856	371,559	—	—
Cost of shares redeemed	(8,906,249)	(8,297,722)	—	—
Change in net assets resulting from Morgan capital transactions	359,024	1,959,720	—	—
Premier
Proceeds from shares issued	42,499,263	40,352,696	—	—
Distributions reinvested	1,082,630	1,083,614	—	—
Cost of shares redeemed	(41,370,309)	(34,361,927)	—	—
Change in net assets resulting from Premier capital transactions	2,211,584	7,074,383	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$11,014	$2,604	$—	$—
Distributions reinvested	597	706	—	—
Cost of shares redeemed	(10,847)	(6,738)	—	—
Change in net assets resulting from Reserve capital transactions	764	(3,428)	—	—
Total change in net assets resulting from capital transactions	$8,350,143	$14,271,968	$1,645,056	$(1,161,080)
SHARE TRANSACTIONS:
Agency
Issued	9,490,765	7,886,573	—	—
Reinvested	41,242	40,054	—	—
Redeemed	(8,913,728)	(7,279,056)	—	—
Change in Agency Shares	618,279	647,571	—	—
Agency SL
Issued	—	—	33,250,064	17,652,978
Redeemed	—	—	(31,605,008)	(18,813,765)
Change in Agency SL Shares	—	—	1,645,056	(1,160,787)
Capital
Issued	29,583,507	23,329,068	—	—
Reinvested	539,442	529,572	—	—
Redeemed	(26,700,930)	(20,384,296)	—	—
Change in Capital Shares	3,422,019	3,474,344	—	—
Institutional Class
Issued	20,729,417	18,166,021	—	—
Reinvested	62,399	67,820	—	—
Redeemed	(19,050,262)	(17,118,209)	—	—
Change in Institutional Class Shares	1,741,554	1,115,632	—	—
Investor
Issued	2,341	11,260	—	—
Reinvested	354	369	—	—
Redeemed	(5,780)	(7,881)	—	—
Change in Investor Shares	(3,085)	3,748	—	—
Morgan
Issued	8,914,414	9,885,879	—	—
Reinvested	350,856	371,559	—	—
Redeemed	(8,906,245)	(8,297,720)	—	—
Change in Morgan Shares	359,025	1,959,718	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Premier
Issued	42,499,252	40,352,688	—	—
Reinvested	1,082,630	1,083,614	—	—
Redeemed	(41,370,294)	(34,361,920)	—	—
Change in Premier Shares	2,211,588	7,074,382	—	—
Reserve
Issued	11,014	2,603	—	—
Reinvested	597	706	—	—
Redeemed	(10,847)	(6,738)	—	—
Change in Reserve Shares	764	(3,429)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$41,869,551	$61,046,148	$7,696,040	$17,905,787
Distributions reinvested	132,399	157,422	10,815	59,483
Cost of shares redeemed	(44,860,527)	(62,216,187)	(8,256,809)	(19,307,492)
Change in net assets resulting from Academy capital transactions	(2,858,577)	(1,012,617)	(549,954)	(1,342,222)
Agency
Proceeds from shares issued	1,908,807,268	1,712,446,960	169,668,221	175,686,074
Distributions reinvested	125,837	165,059	15,898	19,074
Cost of shares redeemed	(1,909,101,802)	(1,711,656,218)	(168,972,051)	(175,226,380)
Change in net assets resulting from Agency capital transactions	(168,697)	955,801	712,068	478,768
Capital
Proceeds from shares issued	2,190,548,213	1,852,220,667	205,647,667	157,502,521
Distributions reinvested	3,358,706	3,481,197	369,646	330,848
Cost of shares redeemed	(2,170,600,069)	(1,834,572,783)	(193,799,571)	(153,234,273)
Change in net assets resulting from Capital capital transactions	23,306,850	21,129,081	12,217,742	4,599,096
Digital (a)
Proceeds from shares issued	275,449	—	—	—
Cost of shares redeemed	(175,083)	—	—	—
Change in net assets resulting from Digital capital transactions	100,366	—	—	—
Empower
Proceeds from shares issued	109,563,708	87,842,085	443,001	91,547
Distributions reinvested	290,890	223,759	7,467	3,086
Cost of shares redeemed	(108,211,498)	(86,467,411)	(208,850)	(33,830)
Change in net assets resulting from Empower capital transactions	1,643,100	1,598,433	241,618	60,803
IM
Proceeds from shares issued	99,375,558	62,858,680	3,124,560	2,642,708
Distributions reinvested	58,425	32,156	13,451	8,704
Cost of shares redeemed	(92,878,947)	(59,882,710)	(2,886,771)	(2,525,509)
Change in net assets resulting from IM capital transactions	6,555,036	3,008,126	251,240	125,903

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$522,200,829	$463,031,247	$82,598,012	$77,894,986
Distributions reinvested	576,212	674,386	282,038	201,789
Cost of shares redeemed	(522,545,515)	(460,848,083)	(84,415,296)	(76,386,283)
Change in net assets resulting from Institutional Class capital transactions	231,526	2,857,550	(1,535,246)	1,710,492
Investor
Proceeds from shares issued	4,900,396	4,352,060	126,838	121,588
Distributions reinvested	119,947	112,497	254	217
Cost of shares redeemed	(7,191,857)	(2,964,116)	(120,293)	(122,274)
Change in net assets resulting from Investor capital transactions	(2,171,514)	1,500,441	6,799	(469)
Morgan
Proceeds from shares issued	2,943,303,491	2,167,302,318	977,132,548	801,602,312
Distributions reinvested	113,084	133,781	20,636	24,731
Cost of shares redeemed	(2,941,125,429)	(2,160,497,945)	(976,270,394)	(800,918,939)
Change in net assets resulting from Morgan capital transactions	2,291,146	6,938,154	882,790	708,104
Premier
Proceeds from shares issued	209,146,567	220,322,944	14,434,892	11,094,761
Distributions reinvested	249,284	222,695	132,837	156,710
Cost of shares redeemed	(204,780,891)	(217,685,033)	(15,636,535)	(10,878,180)
Change in net assets resulting from Premier capital transactions	4,614,960	2,860,606	(1,068,806)	373,291
Reserve
Proceeds from shares issued	28,205	2,580,243	749,426	1,573,527
Distributions reinvested	1,204	25,631	19,684	27,432
Cost of shares redeemed	(21,357)	(5,420,379)	(651,395)	(2,297,746)
Change in net assets resulting from Reserve capital transactions	8,052	(2,814,505)	117,715	(696,787)
Service
Proceeds from shares issued	31,254	34,316	—	—
Distributions reinvested	4,501	9,312	—	—
Cost of shares redeemed	(144,890)	(84,237)	—	—
Change in net assets resulting from Service capital transactions	(109,135)	(40,609)	—	—
Total change in net assets resulting from capital transactions	$33,443,113	$36,980,461	$11,275,966	$6,016,979
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Academy
Issued	41,864,613	61,035,666	7,696,000	17,904,800
Reinvested	132,399	157,422	10,815	59,483
Redeemed	(44,856,295)	(62,206,183)	(8,256,772)	(19,306,593)
Change in Academy Shares	(2,859,283)	(1,013,095)	(549,957)	(1,342,310)
Agency
Issued	1,908,799,929	1,712,439,269	169,668,193	175,685,512
Reinvested	125,837	165,059	15,898	19,074
Redeemed	(1,909,094,790)	(1,711,648,798)	(168,972,023)	(175,225,810)
Change in Agency Shares	(169,024)	955,530	712,068	478,776
Capital
Issued	2,190,524,301	1,852,197,306	205,647,594	157,500,974
Reinvested	3,358,706	3,481,197	369,646	330,848
Redeemed	(2,170,575,495)	(1,834,549,709)	(193,799,496)	(153,232,616)
Change in Capital Shares	23,307,512	21,128,794	12,217,744	4,599,206
Digital (a)
Issued	275,416	—	—	—
Redeemed	(175,032)	—	—	—
Change in Digital Shares	100,384	—	—	—
Empower
Issued	109,558,823	87,836,261	443,000	91,539
Reinvested	290,890	223,759	7,467	3,086
Redeemed	(108,206,478)	(86,461,462)	(208,849)	(33,822)
Change in Empower Shares	1,643,235	1,598,558	241,618	60,803
IM
Issued	99,368,384	62,851,655	3,124,554	2,642,628
Reinvested	58,425	32,156	13,451	8,704
Redeemed	(92,870,828)	(59,875,252)	(2,886,765)	(2,525,420)
Change in IM Shares	6,555,981	3,008,559	251,240	125,912
Institutional Class
Issued	522,185,186	463,014,923	82,597,957	77,893,831
Reinvested	576,212	674,386	282,038	201,789
Redeemed	(522,530,804)	(460,832,438)	(84,415,245)	(76,385,137)
Change in Institutional Class Shares	230,594	2,856,871	(1,535,250)	1,710,483

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Investor
Issued	4,898,880	4,351,087	126,838	121,579
Reinvested	119,947	112,498	254	217
Redeemed	(7,190,798)	(2,962,852)	(120,293)	(122,265)
Change in Investor Shares	(2,171,971)	1,500,733	6,799	(469)
Morgan
Issued	2,943,299,711	2,167,298,911	977,132,532	801,601,832
Reinvested	113,084	133,781	20,636	24,731
Redeemed	(2,941,121,524)	(2,160,493,130)	(976,270,373)	(800,918,436)
Change in Morgan Shares	2,291,271	6,939,562	882,795	708,127
Premier
Issued	209,137,824	220,311,023	14,434,875	11,094,343
Reinvested	249,284	222,695	132,837	156,710
Redeemed	(204,771,587)	(217,672,868)	(15,636,517)	(10,877,764)
Change in Premier Shares	4,615,521	2,860,850	(1,068,805)	373,289
Reserve
Issued	28,197	2,578,704	749,421	1,573,371
Reinvested	1,204	25,631	19,684	27,432
Redeemed	(21,348)	(5,419,609)	(651,391)	(2,297,641)
Change in Reserve Shares	8,053	(2,815,274)	117,714	(696,838)
Service
Issued	31,206	34,254	—	—
Reinvested	4,501	9,311	—	—
Redeemed	(144,866)	(84,193)	—	—
Change in Service Shares	(109,159)	(40,628)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$1,494,837	$1,759,824
Distributions reinvested	—	—	12,275	2,130
Cost of shares redeemed	—	—	(1,088,486)	(1,880,976)
Change in net assets resulting from Academy capital transactions	—	—	418,626	(119,022)
Agency
Proceeds from shares issued	1,024,685	955,379	773,856,339	743,236,777
Distributions reinvested	2,554	3,822	100,545	124,721
Cost of shares redeemed	(1,104,318)	(1,082,617)	(771,983,302)	(740,539,127)
Change in net assets resulting from Agency capital transactions	(77,079)	(123,416)	1,973,582	2,822,371
Capital
Proceeds from shares issued	—	—	440,032,372	386,692,990
Distributions reinvested	—	—	1,357,518	1,370,815
Cost of shares redeemed	—	—	(395,723,309)	(354,532,681)
Change in net assets resulting from Capital capital transactions	—	—	45,666,581	33,531,124
Empower
Proceeds from shares issued	—	—	1,559,775	1,056,799
Distributions reinvested	—	—	38,592	53,902
Cost of shares redeemed	—	—	(1,260,216)	(1,119,645)
Change in net assets resulting from Empower capital transactions	—	—	338,151	(8,944)
IM
Proceeds from shares issued	—	—	500,801	1,365,423
Distributions reinvested	—	—	4,975	11,772
Cost of shares redeemed	—	—	(481,337)	(1,512,648)
Change in net assets resulting from IM capital transactions	—	—	24,439	(135,453)
Institutional Class
Proceeds from shares issued	10,702,702	10,715,397	241,744,024	202,296,469
Distributions reinvested	66,313	80,633	355,036	411,050
Cost of shares redeemed	(11,175,662)	(9,823,619)	(233,792,658)	(185,430,970)
Change in net assets resulting from Institutional Class capital transactions	(406,647)	972,411	8,306,402	17,276,549
Morgan
Proceeds from shares issued	408,144	470,008	1,181,375,748	1,043,256,192
Distributions reinvested	13,281	14,656	58,386	68,900
Cost of shares redeemed	(415,379)	(417,408)	(1,180,944,205)	(1,041,039,804)
Change in net assets resulting from Morgan capital transactions	6,046	67,256	489,929	2,285,288
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$2,575,079	$2,946,797	$66,183,629	$62,813,558
Distributions reinvested	62,629	66,382	349,022	357,625
Cost of shares redeemed	(2,838,909)	(2,563,066)	(64,905,086)	(58,749,375)
Change in net assets resulting from Premier capital transactions	(201,201)	450,113	1,627,565	4,421,808
Reserve
Proceeds from shares issued	—	—	7,852,011	6,845,722
Distributions reinvested	—	—	641	1,398
Cost of shares redeemed	—	—	(7,714,714)	(7,327,037)
Change in net assets resulting from Reserve capital transactions	—	—	137,938	(479,917)
Total change in net assets resulting from capital transactions	$(678,881)	$1,366,364	$58,983,213	$59,593,804
SHARE TRANSACTIONS:
Academy
Issued	—	—	1,494,836	1,759,787
Reinvested	—	—	12,275	2,130
Redeemed	—	—	(1,088,483)	(1,880,942)
Change in Academy Shares	—	—	418,628	(119,025)
Agency
Issued	1,024,682	955,366	773,856,309	743,236,493
Reinvested	2,554	3,822	100,545	124,721
Redeemed	(1,104,313)	(1,082,608)	(771,983,271)	(740,538,862)
Change in Agency Shares	(77,077)	(123,420)	1,973,583	2,822,352
Capital
Issued	—	—	440,032,282	386,692,251
Reinvested	—	—	1,357,518	1,370,815
Redeemed	—	—	(395,723,213)	(354,531,945)
Change in Capital Shares	—	—	45,666,587	33,531,121
Empower
Issued	—	—	1,559,771	1,056,773
Reinvested	—	—	38,592	53,902
Redeemed	—	—	(1,260,214)	(1,119,624)
Change in Empower Shares	—	—	338,149	(8,949)
IM
Issued	—	—	500,800	1,365,394
Reinvested	—	—	4,975	11,772
Redeemed	—	—	(481,336)	(1,512,622)
Change in IM Shares	—	—	24,439	(135,456)
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	10,702,686	10,715,364	241,743,961	202,295,931
Reinvested	66,313	80,633	355,036	411,050
Redeemed	(11,175,648)	(9,823,586)	(233,792,603)	(185,430,394)
Change in Institutional Class Shares	(406,649)	972,411	8,306,394	17,276,587
Morgan
Issued	408,142	470,005	1,181,375,723	1,043,256,067
Reinvested	13,281	14,656	58,386	68,900
Redeemed	(415,377)	(417,404)	(1,180,944,181)	(1,041,039,656)
Change in Morgan Shares	6,046	67,257	489,928	2,285,311
Premier
Issued	2,575,069	2,946,775	66,183,609	62,813,337
Reinvested	62,629	66,382	349,022	357,625
Redeemed	(2,838,897)	(2,563,042)	(64,905,064)	(58,749,165)
Change in Premier Shares	(201,199)	450,115	1,627,567	4,421,797
Reserve
Issued	—	—	7,852,006	6,845,658
Reinvested	—	—	641	1,398
Redeemed	—	—	(7,714,709)	(7,326,992)
Change in Reserve Shares	—	—	137,938	(479,936)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$599,745	$607,319	$348,839	$296,993
Distributions reinvested	852	1,502	1,242	1,388
Cost of shares redeemed	(548,292)	(804,635)	(311,861)	(291,291)
Change in net assets resulting from Agency capital transactions	52,305	(195,814)	38,220	7,090
Institutional Class
Proceeds from shares issued	25,984,253	28,260,117	19,437,102	15,788,017
Distributions reinvested	16,194	19,250	27,538	26,872
Cost of shares redeemed	(26,826,415)	(26,975,097)	(19,158,231)	(15,374,815)
Change in net assets resulting from Institutional Class capital transactions	(825,968)	1,304,270	306,409	440,074
Morgan
Proceeds from shares issued	116,112	102,652	101,475	96,810
Distributions reinvested	1,904	2,013	1,928	2,200
Cost of shares redeemed	(101,311)	(90,790)	(96,745)	(78,134)
Change in net assets resulting from Morgan capital transactions	16,705	13,875	6,658	20,876
Premier
Proceeds from shares issued	1,548,566	1,810,511	1,079,500	1,002,950
Distributions reinvested	16,031	17,114	11,654	10,457
Cost of shares redeemed	(1,719,444)	(1,691,942)	(1,034,959)	(714,818)
Change in net assets resulting from Premier capital transactions	(154,847)	135,683	56,195	298,589
Reserve
Proceeds from shares issued	5,295,509	6,433,216	—	—
Distributions reinvested	575	933	—	—
Cost of shares redeemed	(5,295,529)	(6,518,934)	—	—
Change in net assets resulting from Reserve capital transactions	555	(84,785)	—	—
Service
Proceeds from shares issued	—	—	12	131
Distributions reinvested	—	—	23	114
Cost of shares redeemed	—	—	(4,116)	(2,067)
Change in net assets resulting from Service capital transactions	—	—	(4,081)	(1,822)
Total change in net assets resulting from capital transactions	$(911,250)	$1,173,229	$403,401	$764,807
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	599,718	607,298	348,814	296,970
Reinvested	852	1,502	1,242	1,388
Redeemed	(548,268)	(804,607)	(311,837)	(291,263)
Change in Agency Shares	52,302	(195,807)	38,219	7,095
Institutional Class
Issued	25,984,117	28,259,985	19,437,013	15,787,948
Reinvested	16,194	19,250	27,538	26,872
Redeemed	(26,826,273)	(26,974,978)	(19,158,146)	(15,374,741)
Change in Institutional Class Shares	(825,962)	1,304,257	306,405	440,079
Morgan
Issued	116,106	102,649	101,468	96,802
Reinvested	1,904	2,013	1,928	2,200
Redeemed	(101,306)	(90,787)	(96,737)	(78,126)
Change in Morgan Shares	16,704	13,875	6,659	20,876
Premier
Issued	1,548,509	1,810,459	1,079,436	1,002,896
Reinvested	16,031	17,114	11,654	10,457
Redeemed	(1,719,386)	(1,691,889)	(1,034,893)	(714,772)
Change in Premier Shares	(154,846)	135,684	56,197	298,581
Reserve
Issued	5,295,407	6,433,123	—	—
Reinvested	575	933	—	—
Redeemed	(5,295,431)	(6,518,836)	—	—
Change in Reserve Shares	551	(84,780)	—	—
Service
Issued	—	—	12	131
Reinvested	—	—	23	114
Redeemed	—	—	(4,115)	(2,067)
Change in Service Shares	—	—	(4,080)	(1,822)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$7,885	$87,364	$305,863	$343,649
Distributions reinvested	45	146	56	149
Cost of shares redeemed	(19,107)	(90,946)	(345,568)	(411,463)
Change in net assets resulting from Agency capital transactions	(11,177)	(3,436)	(39,649)	(67,665)
Institutional Class
Proceeds from shares issued	135,549	274,321	2,462,669	2,481,458
Distributions reinvested	864	1,585	527	1,531
Cost of shares redeemed	(163,106)	(317,194)	(2,478,837)	(2,714,616)
Change in net assets resulting from Institutional Class capital transactions	(26,693)	(41,288)	(15,641)	(231,627)
Morgan
Proceeds from shares issued	4,264	2,500	27,041	12,385
Distributions reinvested	77	161	795	1,199
Cost of shares redeemed	(5,179)	(6,879)	(33,492)	(21,891)
Change in net assets resulting from Morgan capital transactions	(838)	(4,218)	(5,656)	(8,307)
Premier
Proceeds from shares issued	123,021	203,592	323,284	516,131
Distributions reinvested	402	650	396	455
Cost of shares redeemed	(175,763)	(243,476)	(382,623)	(637,861)
Change in net assets resulting from Premier capital transactions	(52,340)	(39,234)	(58,943)	(121,275)
Reserve
Proceeds from shares issued	—	—	869	1,936
Distributions reinvested	—	—	24	56
Cost of shares redeemed	—	—	(1,301)	(2,497)
Change in net assets resulting from Reserve capital transactions	—	—	(408)	(505)
Service
Proceeds from shares issued	10	—	10	—
Distributions reinvested	16	76	4	17
Cost of shares redeemed	(3,166)	(1,152)	(697)	(288)
Change in net assets resulting from Service capital transactions	(3,140)	(1,076)	(683)	(271)
Total change in net assets resulting from capital transactions	$(94,188)	$(89,252)	$(120,980)	$(429,650)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	7,877	87,335	305,858	343,646
Reinvested	45	146	56	149
Redeemed	(19,097)	(90,918)	(345,563)	(411,458)
Change in Agency Shares	(11,175)	(3,437)	(39,649)	(67,663)
Institutional Class
Issued	135,501	274,262	2,462,659	2,481,448
Reinvested	864	1,585	527	1,531
Redeemed	(163,073)	(317,138)	(2,478,829)	(2,714,606)
Change in Institutional Class Shares	(26,708)	(41,291)	(15,643)	(231,627)
Morgan
Issued	4,261	2,498	27,040	12,384
Reinvested	77	161	795	1,199
Redeemed	(5,176)	(6,876)	(33,491)	(21,890)
Change in Morgan Shares	(838)	(4,217)	(5,656)	(8,307)
Premier
Issued	122,985	203,545	323,279	516,125
Reinvested	402	650	396	455
Redeemed	(175,716)	(243,426)	(382,617)	(637,855)
Change in Premier Shares	(52,329)	(39,231)	(58,942)	(121,275)
Reserve
Issued	—	—	869	1,936
Reinvested	—	—	24	56
Redeemed	—	—	(1,301)	(2,497)
Change in Reserve Shares	—	—	(408)	(505)
Service
Issued	10	—	10	—
Reinvested	16	76	4	18
Redeemed	(3,164)	(1,152)	(697)	(290)
Change in Service Shares	(3,138)	(1,076)	(683)	(272)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund
Academy
Year Ended February 28, 2026	$1.0003	$0.0414	$(0.0001)	$0.0413	$(0.0414)
Year Ended February 28, 2025	1.0005	0.0501	(0.0002)	0.0499	(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Agency
Year Ended February 28, 2026	1.0010	0.0405	(0.0001)	0.0404	(0.0405)
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (c)	0.0518	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)
Capital
Year Ended February 28, 2026	1.0003	0.0414	— (c)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)
Empower
Year Ended February 28, 2026	1.0003	0.0414	— (c)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)
IM
Year Ended February 28, 2026	1.0004	0.0419	(0.0001)	0.0418	(0.0419)
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (c)	0.0532	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Institutional Class
Year Ended February 28, 2026	1.0004	0.0410	— (c)	0.0410	(0.0410)
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (c)	0.0523	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)
Morgan
Year Ended February 28, 2026	1.0015	0.0380	— (c)	0.0380	(0.0380)
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)
Premier
Year Ended February 28, 2026	1.0005	0.0389	— (c)	0.0389	(0.0389)
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	4.21%	$912,616	0.17%	4.16%	0.17%
1.0003	5.09	1,048,990	0.17 (b)	4.99	0.17
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (b)	2.30	0.19
1.0003	0.04	918,415	0.10 (b)	0.07	0.19

1.0009	4.11	3,210,709	0.26	4.04	0.27
1.0010	5.03	2,764,683	0.26 (b)	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (b)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (b)	0.01	0.29

1.0003	4.22	56,356,157	0.17	4.12	0.17
1.0003	5.12	44,855,575	0.17 (b)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (b)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (b)	0.07	0.18

1.0003	4.22	730,722	0.17	4.12	0.17
1.0003	5.10	598,550	0.17 (b)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (b)	2.15	0.19
1.0002	0.04	564,948	0.10 (b)	0.07	0.20

1.0003	4.26	18,208,845	0.12	4.17	0.12
1.0004	5.16	17,197,596	0.12 (b)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (b)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (b)	0.07	0.13

1.0004	4.17	17,011,387	0.21	4.10	0.22
1.0004	5.07	17,822,266	0.21 (b)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (b)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (b)	0.05	0.23

1.0015	3.87	699,282	0.51	3.80	0.51
1.0015	4.82	721,023	0.48 (b)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (b)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (b)	0.01	0.50

1.0005	3.96	2,822,585	0.42	3.89	0.42
1.0005	4.84	2,968,154	0.42 (b)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (b)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (b)	0.01	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund (continued)
Reserve
Year Ended February 28, 2026	$1.0007	$0.0361	$(0.0001)	$0.0360	$(0.0361)
Year Ended February 28, 2025	1.0008	0.0448	(0.0001)	0.0447	(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (c)	0.0474	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	— *	—	0.01%	0.08%
Agency	—	— *	—	— *	0.10%
Capital	—	— *	—	0.01%	0.08%
Empower	—	0.01%	—	0.02%	0.08%
IM	—	— *	—	— *	0.04%
Institutional Class	—	— *	—	0.01%	0.09%
Morgan	—	— *	—	0.02%	0.34%
Premier	—	— *	—	0.01%	0.27%
Reserve	—	— *	—	0.05%	0.54%
* Amount rounds to less than 0.005%.

(c)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0006	3.66%	$3,077	0.70%	3.60%	1.64%
1.0007	4.55	2,944	0.69 (b)	4.49	1.63
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (b)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (b)	0.01	2.42
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 28, 2026	$1.0002	$0.0235	$— (b)	$0.0235	$(0.0235)	$—	$(0.0235)
Year Ended February 28, 2025	1.0002	0.0291	— (b)	0.0291	(0.0291)	— (b)	(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (b)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (b)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Capital
Year Ended February 28, 2026	1.0003	0.0243	— (b)	0.0243	(0.0243)	—	(0.0243)
Year Ended February 28, 2025	1.0003	0.0299	— (b)	0.0299	(0.0299)	— (b)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (b)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (b)	(0.0002)
IM
Year Ended February 28, 2026	1.0001	0.0248	— (b)	0.0248	(0.0248)	—	(0.0248)
Year Ended February 28, 2025	1.0001	0.0303	— (b)	0.0303	(0.0303)	— (b)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (b)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (b)	(0.0002)	— (b)	(0.0002)
Institutional Class
Year Ended February 28, 2026	1.0002	0.0240	— (b)	0.0240	(0.0240)	—	(0.0240)
Year Ended February 28, 2025	1.0002	0.0296	— (b)	0.0296	(0.0296)	— (b)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (b)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (b)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Amount rounds to less than $0.00005.
(c)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.16%
Capital	—	—	—	— *	0.09%
IM	—	—	—	—	0.07%
Institutional Class	—	—	—	— *	0.12%
* Amount rounds to less than 0.005%.

(d)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	2.38%	$44,286	0.26%	2.38%	0.32%
1.0002	2.94	67,838	0.26	2.94	0.32
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (c)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (c)	0.01	0.44

1.0003	2.46	421,722	0.18	2.38	0.19
1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (c)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (c)	0.02	0.22

1.0001	2.50	2,207,857	0.14	2.39	0.14
1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (d)	723,312	0.08 (c)	0.02	0.15

1.0002	2.43	280,449	0.21	2.41	0.24
1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (c)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (c)	0.01	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Capital
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Investor
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Premier
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.11%	$5,144,787	0.26%	4.03%	0.27%
1.00	5.03	4,526,502	0.26	4.90	0.28
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (d)	3.07	0.29
1.00	0.01	691,008	0.17 (d)	0.01	0.30

1.00	4.21	21,867,399	0.17	4.12	0.17
1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (d)	3.32	0.19
1.00	0.04	1,804,197	0.15 (d)	0.04	0.19

1.00	4.17	13,115,741	0.21	4.08	0.22
1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (d)	3.19	0.24
1.00	0.02	1,763,092	0.16 (d)	0.02	0.25

1.00	3.88	7,294	0.48	3.85	0.48
1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (d)	2.43	0.49
1.00	0.01	1,804	0.17 (d)	0.01	0.50

1.00	3.79	9,420,596	0.57	3.73	0.57
1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (d)	2.79	0.60
1.00	0.01	453,086	0.17 (d)	0.01	0.61

1.00	3.95	35,046,308	0.42	3.88	0.42
1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (d)	3.20	0.44
1.00	0.01	1,532,491	0.17 (d)	0.01	0.45
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.09%
Capital	—	—	—	— *	0.03%
Institutional Class	—	—	—	— *	0.05%
Investor	—	—	—	0.02%	0.32%
Morgan	—	—	—	0.02%	0.42%
Premier	—	—	—	— *	0.28%
Reserve	—	—	—	0.04%	0.53%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.67%	$15,222	0.69%	3.60%	0.69%
1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (d)	2.58	0.69
1.00	0.01	4,231	0.17 (d)	0.01	0.70

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Year Ended February 28, 2026	$1.00	$0.04 (b)	$—(c )	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 28, 2025	1.00	0.05 (b)	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	—(d )	(0.0010)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.21%	$3,000,138	0.06%	4.04%	0.14%
1.00	5.16	1,355,100	0.06	5.10	0.15
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund
Academy
Year Ended February 28, 2026	$1.00	$0.04	$—(e )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Agency
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Capital
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Digital
October 30, 2025 (g) through February 28, 2026	1.00	0.01	—(e )	0.01	(0.01)
Empower
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
IM
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Investor
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.09%	$3,659,063	0.16%	4.01%	0.17%
1.00	4.99	6,517,448	0.17 (f)	4.86	0.17
1.00	5.19	7,529,994	0.18	5.12	0.18
1.00	2.20	4,267,302	0.15 (f)	1.79	0.18
1.00	0.03	10,734,174	0.04 (f)	0.03	0.18

1.00	3.99	15,872,317	0.26	3.92	0.27
1.00	4.90	16,040,283	0.26 (f)	4.77	0.27
1.00	5.10	15,084,344	0.26	5.01	0.28
1.00	2.11	10,098,820	0.24 (f)	2.11	0.28
1.00	0.01	8,485,249	0.06 (f)	0.01	0.28

1.00	4.09	205,400,661	0.16	4.00	0.17
1.00	4.99	182,085,385	0.17 (f)	4.86	0.17
1.00	5.19	160,954,781	0.18	5.08	0.18
1.00	2.20	119,811,381	0.15 (f)	1.97	0.18
1.00	0.03	166,488,233	0.04 (f)	0.03	0.18

1.00	1.24	100,367	0.17	3.65	0.17

1.00	4.09	11,041,706	0.16	4.00	0.17
1.00	4.99	9,398,144	0.17 (f)	4.87	0.17
1.00	5.19	7,799,631	0.18	5.10	0.18
1.00	2.20	5,393,885	0.15 (f)	2.45	0.19
1.00	0.03	4,160,732	0.04 (f)	0.03	0.18

1.00	4.14	18,012,835	0.11	4.01	0.12
1.00	5.05	11,457,218	0.12 (f)	4.92	0.12
1.00	5.24	8,449,005	0.13	5.09	0.13
1.00	2.23	9,457,598	0.12 (f)	2.22	0.13
1.00	0.03	10,046,645	0.04 (f)	0.03	0.13

1.00	4.04	44,298,496	0.21	3.97	0.22
1.00	4.95	44,065,112	0.21 (f)	4.83	0.22
1.00	5.15	41,207,185	0.21	5.05	0.23
1.00	2.17	29,664,717	0.18 (f)	2.15	0.24
1.00	0.01	27,455,761	0.06 (f)	0.01	0.23

1.00	3.78	1,385,261	0.46	3.76	0.47
1.00	4.68	3,556,639	0.47 (f)	4.49	0.47
1.00	4.87	2,056,169	0.48	4.76	0.48
1.00	1.90	2,406,713	0.46 (f)	1.98	0.48
1.00	0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Year Ended February 28, 2026	$1.00	$0.04	$—(e )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Premier
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Reserve
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Service
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	— *	—	0.03%	0.13%
Agency	—	— *	—	0.02%	0.20%
Capital	—	— *	—	0.03%	0.13%
Empower	—	— *	—	0.03%	0.13%
IM	—	— *	—	0.01%	0.09%
Institutional Class	—	— *	—	0.03%	0.15%
Investor	—	— *	—	0.03%	0.41%
Morgan	—	— *	—	0.04%	0.51%
Premier	—	— *	—	0.03%	0.37%
Reserve	—	— *	—	0.11%	0.61%
Service	—	— *	—	0.16%	0.96%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.67%	$17,045,399	0.57%	3.60%	0.57%
1.00	4.58	14,753,566	0.57 (f)	4.43	0.57
1.00	4.77	7,815,291	0.58	4.71	0.58
1.00	1.81	4,027,309	0.54 (f)	2.08	0.59
1.00	0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59

1.00	3.83	20,979,596	0.41	3.75	0.42
1.00	4.73	16,363,800	0.42 (f)	4.61	0.42
1.00	4.92	13,503,049	0.43	4.86	0.43
1.00	1.94	6,543,879	0.41 (f)	1.97	0.44
1.00	0.01	5,330,175	0.06 (f)	0.01	0.43

1.00	3.57	39,673	0.67	3.51	0.67
1.00	4.47	31,619	0.67 (f)	4.67	0.67
1.00	4.66	2,846,123	0.68	4.62	0.68
1.00	1.73	3,350,896	0.58 (f)	1.44	0.69
1.00	0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68

1.00	3.21	98,290	1.02	3.22	1.02
1.00	4.11	207,417	1.02 (f)	4.05	1.02
1.00	4.30	248,025	1.03	4.20	1.03
1.00	1.45	325,011	0.88 (f)	1.33	1.03
1.00	0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Agency
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Capital
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Empower
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
IM
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Investor
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.07%	$232,632	0.17%	3.96%	0.17%
1.00	4.97	782,572	0.17	4.88	0.17
1.00	5.18	2,124,743	0.18	5.18	0.18
1.00	2.18	153,500	0.15 (d)	2.60	0.19
1.00	0.01	100	0.04 (d)	0.01	0.19

1.00	3.98	3,805,917	0.26	3.88	0.27
1.00	4.88	3,093,782	0.26	4.76	0.27
1.00	5.09	2,614,882	0.26	4.99	0.28
1.00	2.09	1,745,265	0.24 (d)	2.19	0.29
1.00	0.01	914,835	0.06 (d)	0.01	0.28

1.00	4.07	31,417,389	0.17	3.95	0.17
1.00	4.97	19,199,227	0.17	4.83	0.17
1.00	5.18	14,599,378	0.18	5.07	0.18
1.00	2.18	12,166,783	0.16 (d)	2.12	0.19
1.00	0.01	10,784,903	0.06 (d)	0.01	0.18

1.00	4.07	365,509	0.17	3.96	0.17
1.00	4.97	123,889	0.17	4.82	0.18
1.00	5.18	63,083	0.18	4.82	0.18
1.00	2.18	1,206,832	0.17 (d)	2.94	0.19
1.00	0.01	112,014	0.05 (d)	0.01	0.18

1.00	4.12	555,601	0.12	4.02	0.12
1.00	5.03	304,355	0.12	4.87	0.12
1.00	5.23	178,436	0.13	5.27	0.13
1.00	2.17	142	0.15 (d)	2.89	0.16
1.00	0.01	30	0.05 (d)	0.02	0.14

1.00	4.03	11,902,124	0.21	3.96	0.22
1.00	4.93	13,437,078	0.21	4.80	0.22
1.00	5.15	11,726,034	0.21	5.05	0.23
1.00	2.15	8,222,799	0.19 (d)	2.05	0.24
1.00	0.01	7,963,115	0.06 (d)	0.01	0.24

1.00	3.76	22,311	0.47	3.67	0.47
1.00	4.66	15,511	0.47	4.55	0.47
1.00	4.86	15,980	0.48	4.74	0.48
1.00	1.88	15,976	0.45 (d)	1.90	0.49
1.00	0.00 (e)	16,665	0.07 (d)	0.00 (e)	0.48

1.00	3.66	5,187,294	0.57	3.58	0.57
1.00	4.56	4,304,404	0.57	4.45	0.57
1.00	4.76	3,596,110	0.58	4.73	0.58
1.00	1.80	1,110,743	0.55 (d)	2.21	0.59
1.00	0.00 (e)	350,701	0.06 (d)	0.00 (e)	0.59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Premier
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Reserve
Year Ended February 28, 2026	1.00	0.03	—(c )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	0.03%	0.14%
Agency	—	—	—	0.02%	0.20%
Capital	—	—	—	0.02%	0.12%
Empower	—	—	—	0.01%	0.13%
IM	—	—	—	0.01%	0.09%
Institutional Class	—	—	—	0.02%	0.15%
Investor	—	—	—	0.04%	0.42%
Morgan	—	—	—	0.04%	0.52%
Premier	—	—	—	0.03%	0.38%
Reserve	—	—	—	0.08%	0.61%

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.81%	$4,118,889	0.42%	3.77%	0.42%
1.00	4.71	5,187,580	0.42	4.60	0.42
1.00	4.91	4,814,054	0.43	4.84	0.43
1.00	1.92	2,659,992	0.41 (d)	2.02	0.44
1.00	0.01	2,032,795	0.06 (d)	0.01	0.44

1.00	3.55	653,510	0.67	3.49	0.67
1.00	4.45	535,784	0.67	4.42	0.67
1.00	4.65	1,232,544	0.68	4.61	0.68
1.00	1.71	425,906	0.61 (d)	2.34	0.69
1.00	0.00 (e)	244,357	0.07 (d)	0.00 (e)	0.68

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	0.01%	0.20%
Institutional Class	—	—	—	0.01%	0.16%
Morgan	—	—	—	0.04%	0.53%
Premier	—	—	—	0.01%	0.39%

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.96%	$534,067	0.26%	3.90%	0.27%
1.00	4.89	611,145	0.26	4.79	0.28
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (d)	2.40	0.31
1.00	0.01	217,942	0.06 (d)	0.01	0.31

1.00	4.01	4,840,916	0.21	3.94	0.22
1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (d)	2.50	0.26
1.00	0.01	1,322,211	0.06 (d)	0.01	0.25

1.00	3.63	362,488	0.58	3.57	0.58
1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (d)	2.16	0.63
1.00	0.00 (e)	55,291	0.06 (d)	0.00 (e)	0.64

1.00	3.79	2,181,640	0.42	3.73	0.42
1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (d)	2.97	0.46
1.00	0.01	123,328	0.06 (d)	0.01	0.46

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Agency
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Capital
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Empower
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
IM
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.05%	$448,734	0.16%	3.89%	0.17%
1.00	4.97	30,106	0.17	4.96	0.17
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (d)	2.20	0.19
1.00	0.01	131,020	0.05 (d)	0.01	0.18

1.00	3.95	18,469,930	0.26	3.87	0.27
1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (d)	2.19	0.29
1.00	0.01	3,173,164	0.05 (d)	0.01	0.28

1.00	4.05	174,351,607	0.16	3.95	0.17
1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (d)	2.01	0.18
1.00	0.01	57,422,062	0.05 (d)	0.01	0.18

1.00	4.05	1,413,074	0.16	3.94	0.17
1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (d)	3.29	0.19
1.00	0.01	29,519	0.04 (d)	0.01	0.18

1.00	4.10	127,756	0.11	4.04	0.12
1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (d)	3.39	0.13
1.00	0.01	224	0.04 (d)	0.01	0.18

1.00	4.00	76,408,402	0.21	3.92	0.22
1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (d)	2.15	0.24
1.00	0.01	23,076,533	0.05 (d)	0.01	0.23

1.00	3.63	7,349,223	0.57	3.57	0.57
1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (d)	1.70	0.59
1.00	0.00 (e)	2,206,039	0.06 (d)	0.00 (e)	0.58

1.00	3.79	22,397,035	0.41	3.72	0.42
1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (d)	2.37	0.44
1.00	0.01	1,947,356	0.05 (d)	0.01	0.43
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Reserve
Year Ended February 28, 2026	$1.00	$0.03	$—(c )	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	— *	0.12%
Agency	—	—	—	— *	0.21%
Capital	—	—	—	— *	0.12%
Empower	—	—	—	— *	0.13%
IM	—	—	—	— *	0.14%
Institutional Class	—	—	—	— *	0.16%
Morgan	—	—	—	0.05%	0.52%
Premier	—	—	—	0.02%	0.38%
Reserve	—	—	—	0.09%	0.62%
* Amount rounds to less than 0.005%.

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.53%	$1,256,324	0.66%	3.46%	0.67%
1.00	4.45	1,118,375	0.67	4.39	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (d)	1.33	0.68
1.00	0.00 (e)	3,821,500	0.06 (d)	0.00 (e)	0.68

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$—(c )	$0.02	$(0.02)	$—(c )	$(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Reserve
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.16%
Institutional Class	—	—	—	—	0.12%
Morgan	—	—	—	0.02%	0.49%
Premier	—	—	—	— *	0.33%
Reserve	—	—	—	0.07%	0.59%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.48%	$399,034	0.26%	2.43%	0.27%
1.00	3.05	346,720	0.26	3.03	0.28
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (d)	1.52	0.29
1.00	0.01	281,075	0.10 (d)	0.01	0.29

1.00	2.53	8,247,761	0.21	2.50	0.22
1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (d)	0.02	0.24

1.00	2.15	98,681	0.58	2.11	0.58
1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (d)	1.31	0.60
1.00	0.01	17,140	0.10 (d)	0.01	0.62

1.00	2.32	1,201,144	0.42	2.29	0.42
1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (d)	1.49	0.44
1.00	0.01	338,064	0.10 (d)	0.01	0.44

1.00	2.06	562,504	0.67	2.04	0.67
1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (d)	0.80	0.69
1.00	0.01	1,807,835	0.10 (d)	0.01	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$0.01	$0.03	$(0.03)	$—(c )	$(0.03)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Service
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	— *	—	—	— *	0.13%
Institutional Class	— *	—	—	— *	0.09%
Morgan	— *	—	—	0.02%	0.46%
Premier	— *	—	—	— *	0.32%
Service	—	—	—	0.19%	0.92%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.54%	$210,681	0.26%(d)	2.49%	0.28%
1.00	3.10	172,457	0.26	3.05	0.29
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (d)	1.53	0.31
1.00	0.01	38,272	0.13 (d)	0.01	0.32

1.00	2.59	1,800,517	0.21 (d)	2.54	0.23
1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (d)	1.37	0.26
1.00	0.02	879,357	0.12 (d)	0.02	0.27

1.00	2.20	94,319	0.59 (d)	2.17	0.59
1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (d)	1.16	0.62
1.00	0.01	24,236	0.13 (d)	0.01	0.63

1.00	2.36	700,087	0.43 (d)	2.32	0.43
1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (d)	1.51	0.46
1.00	0.01	37,902	0.13 (d)	0.01	0.47

1.00	1.72	10	1.05	1.96	1.09
1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (d)	0.62	1.06
1.00	0.01	19,679	0.13 (d)	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$—(c )	$0.02	$(0.02)	$—(c )	$(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Service
Year Ended February 28, 2026	1.00	0.02	(0.01)	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2025	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.14%
Institutional Class	—	—	—	— *	0.12%
Morgan	—	—	—	0.02%	0.49%
Premier	—	—	—	0.01%	0.36%
Service	—	—	—	0.21%	0.95%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.21%	$15,122	0.26%	2.21%	0.35%
1.00	2.92	26,298	0.26	2.86	0.34
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (d)	1.78	0.32
1.00	0.02	2,527	0.12 (d)	0.01	0.37

1.00	2.26	157,600	0.21	2.22	0.30
1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (d)	1.69	0.28
1.00	0.03	87,260	0.09 (d)	0.02	0.32

1.00	1.88	3,519	0.59	1.90	0.71
1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (d)	1.26	0.68
1.00	0.02	3,744	0.10 (d)	0.01	0.69

1.00	2.02	47,085	0.45	2.06	0.50
1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (d)	1.26	0.49
1.00	0.02	126,122	0.09 (d)	0.01	0.52

1.00	1.40	10	1.05	1.67	1.12
1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (d)	0.59	1.09
1.00	0.02	9,622	0.10 (d)	0.01	1.12

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$—(c )	$0.02	$(0.02)	$—(c )	$(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.03	(0.01)	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Reserve
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Service
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	— *	—	—	— *	0.14%
Institutional Class	— *	—	—	—	0.09%
Morgan	— *	—	—	0.04%	0.46%
Premier	— *	—	—	— *	0.33%
Reserve	— *	—	—	0.06%	0.58%
Service	—	—	—	0.20%	0.92%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.47%	$166,446	0.26%(d)	2.46%	0.28%
1.00	3.03	206,094	0.26	3.01	0.28
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (d)	1.84	0.30
1.00	0.01	50,157	0.12 (d)	0.01	0.32

1.00	2.53	1,333,636	0.21 (d)	2.52	0.23
1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (d)	0.02	0.27

1.00	2.14	39,712	0.59 (d)	2.13	0.62
1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (d)	1.08	0.63
1.00	0.01	50,015	0.13 (d)	0.01	0.65

1.00	2.30	230,183	0.43 (d)	2.29	0.43
1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (d)	1.68	0.45
1.00	0.01	97,415	0.12 (d)	0.01	0.47

1.00	2.04	949	0.69 (d)	2.03	0.70
1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (d)	1.01	0.71
1.00	0.01	2,142	0.12 (d)	0.01	0.72

1.00	1.69	10	1.04	1.89	1.06
1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (d)	0.71	1.06
1.00	0.01	2,551	0.13 (d)	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Digital(1), Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Class commenced operations on October 30, 2025.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) is to seek current income while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) and JPMorgan Securities Lending Money Market Fund ("Securities Lending Money Market Fund") is to seek to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

164	J.P. Morgan Money Market Funds	February 28, 2026

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal and California personal income taxes, while maintaining liquidity and stability of principal.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal, New York State and New York City personal income taxes, while maintaining liquidity and stability of principal.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Prior to September 3, 2024, Securities Lending Money Market Fund did not seek to qualify as a retail or government money market fund and transacted utilizing a floating NAV calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund (effective September 3, 2024) and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
All share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024).
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024), fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation

February 28, 2026	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$99,521,519	$—	$99,521,519

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,937,514	$—	$2,937,514

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$83,093,507	$—	$83,093,507

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,010,292	$—	$3,010,292

(a)	Please refer to the SOI for specifics of portfolio holdings.

166	J.P. Morgan Money Market Funds	February 28, 2026

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$325,781,513	$—	$325,781,513

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$56,525,741	$—	$56,525,741

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,015,270	$—	$8,015,270

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$310,789,041	$—	$310,789,041

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,415,299	$—	$10,415,299

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,740,350	$—	$2,740,350

(a)	Please refer to the SOI for specifics of portfolio holdings.

February 28, 2026	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$221,990	$—	$221,990

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,742,091	$—	$1,742,091

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.

168	J.P. Morgan Money Market Funds	February 28, 2026

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2026, are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$36	n/a	n/a	n/a	$42	$9	n/a	$5	n/a	n/a	n/a	n/a
Agency	68	$26	$71	n/a	191	38	$7	191	$5	$3	$1	$2
Agency SL	n/a	n/a	n/a	$7	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	501	30	196	n/a	2,372	236	n/a	1,438	n/a	n/a	n/a	n/a
Digital	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	33	n/a	n/a	n/a	107	3	n/a	13	n/a	n/a	n/a	n/a
IM	141	36	n/a	n/a	105	1	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	223	30	148	n/a	484	174	59	726	87	19	2	13
Investor	n/a	n/a	1	n/a	36	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	255	n/a	229	n/a	253	85	26	236	11	7	3	19
Premier	73	n/a	327	n/a	197	59	26	249	17	9	2	4
Reserve	29	n/a	4	n/a	1	8	n/a	11	5	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	3	n/a	n/a	n/a	n/a	1	— (a)	— (a)
Total	$1,359	$122	$976	$7	$3,793	$613	$118	$2,870	$125	$39	$8	$38

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

February 28, 2026	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Tax Free Money Market Fund	$—	$154	$(154)
Municipal Money Market Fund	—	198	(198)
New York Municipal Money Market Fund	—	42	(42)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
I. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 28, 2026, the effective rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a

170	J.P. Morgan Money Market Funds	February 28, 2026

	Morgan	Reserve	Service
100% U.S. Treasury Securities Money Market Fund	0.10%	0.25%	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60%
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the year ended February 28, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)
100% U.S. Treasury Securities Money Market Fund	—	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Digital	Empower	Institutional Class
Prime Money Market Fund	0.05%	0.15%	0.05%	n/a	0.05%	0.10%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05%	0.05	0.10
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10

	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35%	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

February 28, 2026	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Digital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18%	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2026. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

172	J.P. Morgan Money Market Funds	February 28, 2026

Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$—	$—	$1,471	$1,471	$19
Institutional Tax Free Money Market Fund	20	13	200	233	—
Liquid Assets Money Market Fund	—	—	1,508	1,508	—
Securities Lending Money Market Fund	1,020	561	—	1,581	30
U.S. Government Money Market Fund	6,391	—	4,089	10,480	—
U.S. Treasury Plus Money Market Fund	—	—	1,701	1,701	—
Federal Money Market Fund	—	—	647	647	—
100% U.S. Treasury Securities Money Market Fund	6,275	—	6,128	12,403	—
Tax Free Money Market Fund	—	—	877	877	—
Municipal Money Market Fund	—	—	483	483	— (a)
California Municipal Money Market Fund	78	52	73	203	— (a)
New York Municipal Money Market Fund	—	—	295	295	—

(a)	Amount rounds to less than one thousand.

Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Total
Municipal Money Market Fund	$— (a)	$— (a)	$— (a)
New York Municipal Money Market Fund	—	— (a)	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, Tax Free Money Market Fund and California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further,

February 28, 2026	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2026, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$3,118,258	$1,900,756	$—
Liquid Assets Money Market Fund	316,465	—	—
Tax Free Money Market Fund	3,067,876	3,258,856	—
Municipal Money Market Fund	1,103,717	2,197,848	—
California Municipal Money Market Fund	110,657	205,046	—
New York Municipal Money Market Fund	1,397,770	1,552,239	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the year ended February 28, 2026 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$502
Agency	—	4,574
Capital	—	24,644
Empower	—	339
Institutional Class	—	17,974
Morgan	—	2,154
Premier	—	8,578
Reserve	7	9
	$7	$58,774
Institutional Tax Free Money Market Fund
Agency	$—	$102
Capital	—	209
Institutional Class	—	394
	$—	$705
Liquid Assets Money Market Fund
Agency	$—	$7,089
Capital	—	10,057
Institutional Class	—	11,859
Investor	—	32
Morgan	9,435	33,024
Premier	—	105,021
Reserve	42	50
	$9,477	$167,132
U.S. Government Money Market Fund
Academy	$—	$2,191
Agency	—	24,828
Capital	—	94,921
Empower	—	5,154
Institutional Class	—	42,465
Investor	—	11,157
Morgan	15,524	54,341
Premier	—	55,891
Reserve	86	103
Service	839	419
	$16,449	$291,470

174	J.P. Morgan Money Market Funds	February 28, 2026

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Academy	$—	$149
Agency	—	5,149
Capital	—	11,485
Empower	—	94
Institutional Class	—	14,754
Investor	—	63
Morgan	4,871	17,050
Premier	—	14,738
Reserve	1,412	1,694
	$6,283	$65,176
Federal Money Market Fund
Agency	$—	$905
Institutional Class	—	5,099
Morgan	375	1,312
Premier	—	6,861
	$375	$14,177
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$174
Agency	—	26,202
Capital	—	72,421
Empower	—	512
Institutional Class	—	69,187
Morgan	7,007	24,524
Premier	—	64,916
Reserve	2,786	3,344
	$9,793	$261,280
Tax Free Money Market Fund
Agency	$—	$576
Institutional Class	—	8,876
Morgan	91	317
Premier	—	3,837
Reserve	1,458	1,750
	$1,549	$15,356
Municipal Money Market Fund
Agency	$—	$284
Institutional Class	—	1,809
Morgan	92	322
Premier	—	2,042
Service	7	4
	$99	$4,461
California Municipal Money Market Fund
Agency	$—	$26
Institutional Class	—	167
Morgan	5	16
Premier	—	230
Service	6	3
	$11	$442

February 28, 2026	J.P. Morgan Money Market Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$296
Institutional Class	—	1,363
Morgan	44	155
Premier	—	768
Reserve	3	3
Service	1	1
	$48	$2,586
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$3,642,647	$—	$—	$3,642,647
Institutional Tax Free Money Market Fund	291	—	60,832	61,123
Liquid Assets Money Market Fund	3,214,112	—	—	3,214,112
Securities Lending Money Market Fund	78,305	—	—	78,305
U.S. Government Money Market Fund	12,409,241	—	—	12,409,241
U.S. Treasury Plus Money Market Fund	2,042,788	—	—	2,042,788
Federal Money Market Fund	323,191	—	—	323,191
100% U.S. Treasury Securities Money Market Fund	10,263,959	—	—	10,263,959
Tax Free Money Market Fund	488	104	274,264	274,856
Municipal Money Market Fund	224	15	68,277	68,516
California Municipal Money Market Fund	39	5	5,781	5,825
New York Municipal Money Market Fund	56	7	45,933	45,996

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

176	J.P. Morgan Money Market Funds	February 28, 2026

The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,194,148	$—	$—	$4,194,148
Institutional Tax Free Money Market Fund	181	2	51,816	51,999
Liquid Assets Money Market Fund	3,259,352	—	—	3,259,352
Securities Lending Money Market Fund	67,152	—	—	67,152
U.S. Government Money Market Fund	13,115,669	—	—	13,115,669
U.S. Treasury Plus Money Market Fund	2,019,717	—	—	2,019,717
Federal Money Market Fund	364,067	—	—	364,067
100% U.S. Treasury Securities Money Market Fund	9,847,387	—	—	9,847,387
Tax Free Money Market Fund	483	10	321,536	322,029
Municipal Money Market Fund	83	3	63,247	63,333
California Municipal Money Market Fund	18	11	10,515	10,544
New York Municipal Money Market Fund	121	19	67,982	68,122

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$184,426	$(5,633)	$—	$7,873
Institutional Tax Free Money Market Fund	49	45	4,832	—
Liquid Assets Money Market Fund	86,086	—	—	—
Securities Lending Money Market Fund	7,055	—	—	—
U.S. Government Money Market Fund	553,716	(56,728)	—	(49)
U.S. Treasury Plus Money Market Fund	85,512	(2)	—	(11)
Federal Money Market Fund	11,415	—	—	—
100% U.S. Treasury Securities Money Market Fund	630,865	— (a)	—	(41)
Tax Free Money Market Fund	58	364	14,899	—
Municipal Money Market Fund	9	58	1,786	— (a)
California Municipal Money Market Fund	18	—	261	—
New York Municipal Money Market Fund	21	—	3,003	—

(a)	Amount rounds to less than one thousand.
The cumulative timing differences primarily consist of dividends payable.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$5,633	$—
U.S. Government Money Market Fund	55,697	1,031
U.S. Treasury Plus Money Market Fund	—	2

February 28, 2026	J.P. Morgan Money Market Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Prime Money Market Fund	$423	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	13,880	89
U.S. Treasury Plus Money Market Fund	916	122
100% U.S. Treasury Securities Money Market Fund	2,377	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of February 28, 2026, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2026, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$44,897	116	$449
Interest earned as a result of lending money to another fund for the year ended February 28, 2026, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

178	J.P. Morgan Money Market Funds	February 28, 2026

As of February 28, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	58.0%
Institutional Tax Free Money Market Fund	1	97.5	—	—
Liquid Assets Money Market Fund	2	53.7	2	42.7
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	39.0	—	—
U.S. Treasury Plus Money Market Fund	1	36.4	2	25.6
Federal Money Market Fund	1	51.2	1	17.7
100% U.S. Treasury Securities Money Market Fund	1	60.4	—	—
Tax Free Money Market Fund	1	44.9	1	41.5
Municipal Money Market Fund	2	73.6	1	15.7
California Municipal Money Market Fund	1	71.5	1	17.1
New York Municipal Money Market Fund	1	95.2	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

February 28, 2026	J.P. Morgan Money Market Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of February 28, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund
France	13.4%	11.6%	15.8%

180	J.P. Morgan Money Market Funds	February 28, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2026	J.P. Morgan Money Market Funds	181

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2026:
Long-Term Capital Gain Distribution
JPMorgan Tax Free Money Market Fund	$104
JPMorgan Municipal Money Market Fund	15
JPMorgan California Municipal Money Market Fund	5
JPMorgan New York Municipal Money Market Fund	7
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2026:
Qualified Interest Income
JPMorgan Prime Money Market Fund	$2,121,886
JPMorgan Liquid Assets Money Market Fund	1,771,785
JPMorgan U.S. Government Money Market Fund	12,409,241
JPMorgan U.S. Treasury Plus Money Market Fund	2,042,789
JPMorgan Federal Money Market Fund	323,088
JPMorgan 100% U.S. Treasury Securities Money Market Fund	10,263,959
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2026:
Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$60,832
JPMorgan Tax Free Money Market Fund	274,264
JPMorgan Municipal Money Market Fund	68,277
JPMorgan California Municipal Money Market Fund	5,781
JPMorgan New York Municipal Money Market Fund	45,933
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	2.8%
JPMorgan Liquid Assets Money Market Fund	2.2
JPMorgan Securities Lending Money Market Fund	10.4
JPMorgan U.S. Government Money Market Fund	37.7
JPMorgan U.S. Treasury Plus Money Market Fund	53.3
JPMorgan Federal Money Market Fund	63.9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	97.2
Interest Dividends
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividends for the fiscal year ended February 28, 2026:
Interest Dividends
JPMorgan Prime Money Market Fund	99.2%
JPMorgan Liquid Assets Money Market Fund	99.6
JPMorgan Securities Lending Money Market Fund	100.0
JPMorgan U.S. Government Money Market Fund	100.0
JPMorgan U.S. Treasury Plus Money Market Fund	100.0
JPMorgan Federal Money Market Fund	99.9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	100.0

182	J.P. Morgan Money Market Funds	February 28, 2026

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-MMKT-226

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Proxy Disclosures for Open-End Management Investment Companies
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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
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Annual Financial Statements
J.P. Morgan Municipal Bond Funds
February 28, 2026
JPMorgan California Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—91.8% (a)
Alabama—2.0%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Baldwin County Industrial Development Authority, Novelis Corp., Project
Series 2026 A, Rev., AMT, 4.30%, 3/6/2026 (b) (c)	115	116
Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000	1,047
		1,163
Utility—1.8%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	3,750	4,137
Energy Southeast A Cooperative District Series 2024B, Rev., 5.25%, 6/1/2032 (c)	1,500	1,656
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500	1,612
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,000	1,092
		8,497
Total Alabama		9,660
California—83.4%
Certificate of Participation/Lease—1.0%
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	2,000	2,331
County of San Diego, County Public Health and Capital Improvement Series 2023, COP, 5.00%, 10/1/2037	425	504
Mount Diablo Unified School District , COP, A.G., 5.00%, 9/1/2031	1,000	1,153
Placentia-Yorba Linda Unified School District , COP, 5.00%, 10/1/2029	1,000	1,104
		5,092
Education—5.7%
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,260
California Enterprise Development Authority, Rocklin Academy Project Series 2024, Rev., 5.00%, 6/1/2054 (b)	1,250	1,233
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,074
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400	4,750
Series 2024B, Rev., 5.00%, 11/1/2041	1,175	1,303
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Education — continued
California State University, Systemwide Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,188
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	283
Series 2023, 4.00%, 8/1/2043	1,000	1,015
Series 2023, 5.00%, 8/1/2044	800	884
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,178
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,506
Series 2025CD, Rev., 5.00%, 5/15/2036	2,000	2,448
Series 2025CD, Rev., 5.25%, 5/15/2040	2,000	2,545
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975	3,360
Series 2026CF, Rev., 5.00%, 11/15/2043 (d)	1,500	1,712
		27,739
General Obligation—15.9%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750	4,002
Centinela Valley Union High School District , GO, A.G., 5.00%, 8/1/2027 (d)	2,270	2,353
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500	1,524
Colton Joint Unified School District, Election of 2024
Series A, GO, Zero Coupon, 8/1/2037	1,000	674
Series A, GO, Zero Coupon, 8/1/2039	1,075	652
Series A, GO, Zero Coupon, 8/1/2044	750	335
Series A, GO, Zero Coupon, 8/1/2045	1,000	420
Series A, GO, Zero Coupon, 8/1/2046	1,000	393
Cupertino Union School District, Election of 2024 Series A, GO, 5.75%, 8/1/2050	1,000	1,145
Desert Community College District, Election of 2016
GO, 5.00%, 8/1/2045	2,500	2,798
GO, 4.00%, 8/1/2051	4,000	3,890
Desert Sands Unified School District, Election of 2024 , GO, 4.00%, 8/1/2050	1,500	1,470
Foothill-De Anza Community College District, Election of 2020 Series 2020D, GO, 5.00%, 8/1/2042	1,200	1,388
Grossmont Healthcare District Series 2025F, GO, 5.00%, 7/15/2040	3,000	3,509
Long Beach Community College District Series 2025E, GO, 5.00%, 8/1/2046	1,650	1,821
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018 Series C, GO, 4.00%, 8/1/2045	1,235	1,248
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,173
Series 2024 QRR, GO, 5.25%, 7/1/2049	1,000	1,094
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	407
GO, Zero Coupon, 7/1/2032	880	686
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850	1,023
Series B, GO, 5.00%, 8/1/2040	1,000	1,189
Mount Diablo Unified School District
GO, 5.00%, 8/1/2032	750	894
GO, 5.00%, 8/1/2033	700	849
Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,936
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,000	1,010
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000	1,011
Palo Alto Unified School District, Election of 2008 Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,775
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000	1,024
Rio Hondo Community College District, Election of 2024 Series 2025A, GO, 4.38%, 8/1/2055	1,750	1,756
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (e)	385	414
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115	2,290
San Dieguito Union High School District , GO, 5.00%, 8/1/2037	1,700	2,084
San Francisco Bay Area Rapid Transit District Series 2025E-1, GO, 5.00%, 8/1/2042	1,500	1,744
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	684
Series C, GO, 4.00%, 9/1/2043	1,490	1,537
San Jose Unified School District, Election of 2002 Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,689
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,088
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,849
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	799
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
General Obligation — continued
San Mateo Union High School District , GO, 5.00%, 9/1/2028 (d)	1,750	1,865
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,678
State of California Series 2024B2, GO, VRDO, 1.03%, 3/11/2026 (c)	5,000	5,000
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	971
GO, 4.00%, 10/1/2041	5,000	5,168
Twin Rivers Unified School District Series 2016A, GO, A.G., 4.00%, 2/1/2039 (d)	1,000	1,075
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000	1,001
William S Hart Union High School District, Capital Appreciation Election 2001 Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500	2,288
		77,673
Hospital—7.4%
California Health Facilities Financing Authority, Adventist Health System
Series 2023B, Rev., VRDO, 1.40%, 3/2/2026 (c)	4,805	4,805
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,166
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	251
Rev., 5.00%, 11/15/2032	400	402
Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,911
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (c)	1,000	1,138
Series 2024A, Rev., 5.00%, 11/1/2054	1,500	1,587
California Health Facilities Financing Authority, EL Camino Health
Series 2025A, Rev., 5.00%, 2/1/2044	1,000	1,133
Series 2025A, Rev., 5.25%, 2/1/2048	1,750	1,902
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,500	1,352
California Health Facilities Financing Authority, Scripps Health Series 2024B-2, Rev., 5.00%, 2/4/2031 (c)	1,800	2,021
California Health Facilities Financing Authority, Stanford Health Care Series 2025B, Rev., 5.00%, 8/15/2035	1,120	1,400
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Hospital — continued
California Health Facilities Financing Authority, Sutter Health
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,565
Series 2017A, Rev., 4.00%, 11/15/2048	1,000	916
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	768
Series 2025, Rev., 5.00%, 11/1/2054	2,000	2,033
California Public Finance Authority, PIH Health Series 2024A, Rev., 5.00%, 6/1/2035	1,790	2,068
California Statewide Communities Development Authority, John Muir Health
Series 2024E-2, Rev., 5.00%, 10/1/2027 (c)	675	700
Series 2024A, Rev., 5.00%, 12/1/2027	450	473
Series 2024A, Rev., 5.25%, 12/1/2054	1,000	1,069
California Statewide Communities Development Authority, Kaiser Permanente Series 2009C-2, Rev., 5.00%, 11/1/2029 (c)	2,000	2,201
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000	1,000
Series 2018A, Rev., 5.50%, 12/1/2058 (b)	1,000	1,018
Regents of the University of California Medical Center Pooled Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,402
		36,281
Housing—8.1%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,514
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,551
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2026	450	455
Series 2024A, Rev., 5.00%, 8/15/2027	575	595
Series 2024A, Rev., 5.00%, 8/15/2029	820	885
Series 2024A, Rev., 5.00%, 8/15/2031	540	602
Series 2024A, Rev., 5.00%, 8/15/2054	1,000	1,019
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,830
California Municipal Finance Authority, Martha Gardens Apartments Series 2025A-2, Rev., 3.45%, 12/1/2028 (c)	1,500	1,530
California Municipal Finance Authority, Multi-Family Housing EL Camino Real , Rev., 2.50%, 3/1/2029 (c)	1,000	1,000
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Housing — continued
California Municipal Finance Authority, Multi-Family Housing Palmdale Family Apartments Series 2025 A-1, Rev., 2.95%, 1/1/2028 (c)	3,000	3,022
California Municipal Finance Authority, Multi-Family Housing The Winslow Series 2025A, Rev., 2.95%, 12/1/2028 (c)	3,000	3,025
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,183
California Municipal Finance Authority, Terracina At Westpark Apartments Series 2024A, Rev., 3.20%, 8/1/2027 (c)	2,500	2,510
California Statewide Communities Development Authority, Heritage Park Apartments Project Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500	2,610
California Statewide Communities Development Authority, Sequoia Living Projects Series 2025A, Rev., 5.00%, 7/1/2039	1,735	1,974
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., 5.00%, 6/1/2026 (c)	2,000	2,012
Los Angeles Housing Authority, Multi Family Housing, Victory BLVD Series 2025A, Rev., 3.00%, 7/1/2029 (c)	2,500	2,524
Marina Joint Powers Financing Authority, Multi Family Housing Preston Park Apartments , Rev., FNMA COLL, 3.40%, 3/1/2036	5,500	5,607
		39,448
Industrial Development Revenue/Pollution Control Revenue—4.8%
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,287
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (c)	3,000	3,032
California Municipal Finance Authority, Republic Services, Inc., Project Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (c)	2,985	3,004
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020B, Rev., AMT, 3.85%, 6/1/2026 (c)	3,500	3,501
Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	2,016
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project , Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,348
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Industrial Development Revenue/Pollution Control Revenue — continued
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 3.25%, 4/15/2026 (b) (c)	1,250	1,250
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,015
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450	510
Series 2023A, Rev., 5.00%, 6/1/2038	400	447
Series 2023A, Rev., 5.00%, 6/1/2048	2,000	2,083
Santa Cruz County Redevelopment Successor Agency
Series 2025B, Rev., 5.00%, 9/1/2026	500	507
Series 2025B, Rev., 5.00%, 9/1/2027	285	298
Series 2025B, Rev., 5.00%, 9/1/2028	400	430
Series 2025B, Rev., 5.00%, 9/1/2029	500	551
		23,279
Other Revenue—11.4%
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	712
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	1,500	1,435
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,178
Series 2020A, Rev., 4.00%, 6/1/2049	1,150	1,024
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,000	775
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000	890
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	5,250	1,068
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	451
Series 2024A, Rev., 5.00%, 4/1/2027	365	374
Series 2024A, Rev., 5.00%, 4/1/2028	310	324
Series 2024A, Rev., 5.00%, 4/1/2029	250	266
Series 2024A, Rev., 5.00%, 4/1/2030	200	217
Series 2024A, Rev., 5.00%, 4/1/2031	265	291
Series 2024A, Rev., 5.00%, 4/1/2032	310	346
Series 2025-2, Rev., 4.33%, 11/20/2040 (c)	997	1,013
Series 2025-1, Rev., 3.54%, 2/20/2041 (c)	992	960
Series 2026A-1, Rev., 4.05%, 7/20/2041 (d)	1,000	1,011
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,500
Series 2024A, Rev., 5.00%, 4/1/2054	1,300	1,323
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Other Revenue — continued
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,408
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,570
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2036	1,000	1,101
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,179
City of Los Angeles , Rev., TRAN, 5.00%, 6/25/2026	5,000	5,043
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,580	1,455
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,420
Imperial Irrigation District Electric System , Rev., 5.00%, 11/1/2043	1,150	1,311
Jurupa Public Financing Authority Series 2024, A.G., 5.00%, 9/1/2035	2,000	2,401
Long Beach Bond Finance Authority Series 2007A, Rev., 5.00%, 11/15/2035	2,875	3,353
Los Angeles County Public Works Financing Authority Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,710
Municipal Improvement Corp. of Los Angeles Series 2025A, Rev., 5.00%, 5/1/2044	1,000	1,113
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2035	2,000	2,010
Series 2023A, Rev., 5.00%, 5/1/2043	1,000	1,109
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300	358
Series 2025A, Rev., 5.00%, 11/1/2033	475	577
Series 2026B, Rev., 5.00%, 10/1/2042	1,000	1,166
Series 2026B, Rev., 5.00%, 10/1/2043	1,000	1,150
Pasadena Public Financing Authority, Rose Bowl Renovation Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	616
San Diego Public Facilities Financing Authority
Series 2025A, Rev., 5.00%, 10/15/2042	2,500	2,877
Series 2025A, Rev., 5.00%, 10/15/2043	2,000	2,272
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021B-1, Rev., 4.00%, 6/1/2049	1,435	1,413
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Other Revenue — continued
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035	1,112
Series 2019A, Rev., 5.00%, 6/1/2037	1,000	1,064
Series 2019A, Rev., 5.00%, 6/1/2048	1,000	1,011
		55,957
Prerefunded—1.0%
Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026 (e)	2,370	2,401
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (e)	2,600	2,661
		5,062
Transportation—9.9%
Bay Area Toll Authority, Toll Bridge
Series 2024I, Rev., VRDO, 1.57%, 3/2/2026 (c)	8,600	8,600
Series 2025F-2, Rev., 5.00%, 4/1/2043	1,295	1,483
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795	778
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,212
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,740	1,480
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	1,020
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000	2,063
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,178
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,824
City of Los Angeles Department of Airports, International Airport Subordinate Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,410
Norman Y Mineta San Jose International Airport SJC Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,205
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,462
Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,146
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Transportation — continued
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,717
Series 2025B, Rev., AMT, 5.25%, 7/1/2045	3,000	3,270
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,589
San Francisco City and County Airport Comm-San Francisco International Airport
Series 2018B, Rev., VRDO, 1.15%, 3/11/2026 (c)	5,000	5,000
Series 2025D, Rev., AMT, 5.00%, 5/1/2032	1,800	2,057
Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,752
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2030	615	698
Series 2025A, Rev., A.G., 5.00%, 12/1/2031	880	1,020
Series 2025A, Rev., A.G., 5.00%, 12/1/2033	745	893
Series 2025A, Rev., A.G., 5.00%, 12/1/2035	720	883
Series 2025A, Rev., A.G., 5.00%, 12/1/2037	440	529
		48,269
Utility—9.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,005
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,175	2,346
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000	2,180
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	5,000	5,532
Series 2025F, Rev., 5.00%, 11/1/2033	2,000	2,213
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,800	4,256
Series 2026A-1, Rev., 5.00%, 2/1/2036 (c)	1,100	1,221
Series 2026B, Rev., 5.00%, 3/1/2036	2,700	2,942
Central Valley Energy Authority, Commodity Supply , Rev., 5.00%, 8/1/2034	1,000	1,099
City of Glendale Electric
Series 2024-2, Rev., A.G. - CR, 5.00%, 2/1/2047	1,220	1,298
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,147
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 4/1/2026	650	651
Imperial Irrigation District Electric System , Rev., 5.00%, 11/1/2044	1,175	1,320
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	2,000	2,484
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Utility — continued
Sacramento Municipal Utility District Series 2023D, Rev., 5.00%, 10/15/2030 (c)	3,500	3,930
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,139
Southern California Public Power Authority, Canyon Power Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000	1,126
Southern California Public Power Authority, Transmission System Renewal Project Series 2023-1, Rev., 5.00%, 7/1/2042	3,000	3,302
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2033	750	904
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,227
Series 2025A, Rev., 5.00%, 5/1/2035	750	933
Series 2025A, Rev., 5.00%, 5/1/2037	885	1,077
		45,332
Water & Sewer—8.9%
Antelope Valley-East Kern Water Agency Financing Authority Series 2025B, Rev., 5.00%, 4/1/2028 (c)	1,000	1,032
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund , Rev., 4.00%, 10/1/2040	2,000	2,103
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,067
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,597
City of Los Angeles, Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000	2,267
Series 2025C, Rev., 5.00%, 6/1/2040	2,000	2,368
City of San Francisco Public Utilities Commission Water, Hetch Hetchy water Series 2025, Subseries F-1, Rev., 5.00%, 11/1/2038	1,500	1,829
City of San Francisco, Public Utilities Commission Water Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,815
East Bay Municipal Utility District Wastewater System Series 2025B, Rev., 5.00%, 6/1/2037	1,000	1,230
East Bay Municipal Utility District Water System Series 2025A, Rev., 5.00%, 6/1/2050	1,000	1,083
Eastern Municipal Water District, Water and Wastewater Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,912
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2027	450	472
Series 2023A, Rev., 5.00%, 9/1/2029	260	288
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,115
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Water & Sewer — continued
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,010
Series 2025C, Rev., 5.00%, 7/1/2036	1,450	1,710
Series 2023D, Rev., 5.00%, 7/1/2042	520	572
Los Angeles Department of Water and Power Water System Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,105
Los Angeles Department of Water and Power, Water System
Series 2022D, Rev., 5.00%, 7/1/2041	270	295
Series 2017A, Rev., 4.00%, 7/1/2047	3,000	2,876
Metropolitan Water District of Southern California Series 2024B3, Rev., 5.00%, 7/1/2031 (c)	1,000	1,118
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	2,240	2,385
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (e)	440	448
Series 2018B, Rev., 5.00%, 10/1/2026	635	647
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,769
Southern California Water Replenishment District , Rev., 5.00%, 8/1/2038	1,250	1,321
State of California Department of Water Resources, Central Valley Project Series BF, Rev., 5.00%, 12/1/2035	2,000	2,361
State of California Department of Water Resources, Central Valley Project, Water System Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,856
		43,651
Total California		407,783
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project , Rev., AMT, 5.50%, 7/1/2053	250	186
Georgia—1.4%
Utility—1.4%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000	2,178
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	1,150	1,255
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	2,940	3,215
		6,648
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,412
Idaho—0.2%
Housing—0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	995	1,152
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	6,265	926
Kentucky—0.2%
Utility—0.2%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	950	1,012
Ohio—1.1%
Other Revenue—0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,655	3,844
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,180	479
		4,323
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,026
Total Ohio		5,349
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,088
Puerto Rico—1.5%
General Obligation—0.4%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,046
Other Revenue—1.1%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,275	688
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	901
INVESTMENTS	Principal Amount ($000)	Value ($000)

Puerto Rico — continued
Other Revenue — continued
Series A-2, Rev., 4.33%, 7/1/2040	250	251
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935	1,050
Series A-1, Rev., 5.00%, 7/1/2058	2,400	2,351
		5,241
Total Puerto Rico		7,287
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	490	558
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	995	1,153
		1,711
Utah—0.2%
Housing—0.2%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	970	1,100
Wisconsin—0.6%
Housing—0.2%
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920	1,006
Transportation—0.4%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,057
Rev., AMT, 5.75%, 7/1/2049	1,000	1,055
		2,112
Total Wisconsin		3,118
Total Municipal Bonds (Cost $436,888)		448,432
	Shares (000)
Short-Term Investments—8.9%
Investment Companies—8.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (f) (g)(Cost $43,457)	43,454	43,458
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	7

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	No. of Contracts	Value ($000)
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 150,000
Counterparty: Exchange-Traded * (Cost $ 117)	1,500	199
Total Investments—100.7% (Cost $480,462)		492,089
Liabilities in Excess of Other Assets—(0.7)%		(3,346)
Net Assets—100.0%		488,743

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	February 28, 2026

Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	87	06/18/2026	USD	9,899	43

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	1,500.00	USD 150,000	USD 131.00	4/24/2026	(117)
Total Written Options Contracts (Premiums Received $ (70))						(117)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	9

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—92.3% (a)
Alabama—1.2%
Utility—1.2%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (b)	2,750	3,034
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500	1,612
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,092
		5,738
California—0.9%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,650	389
Transportation—0.2%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,240	1,210
Utility—0.6%
California Community Choice Financing Authority, Clean Energy Project Series 2026B, Rev., 5.00%, 3/1/2036	2,500	2,724
Total California		4,323
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project , Rev., AMT, 5.50%, 7/1/2053	250	186
Georgia—1.6%
Utility—1.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,750	2,831
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,178
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	2,360	2,575
		7,584
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,412
INVESTMENTS	Principal Amount ($000)	Value ($000)

Kentucky—0.6%
Utility—0.6%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,607
Series 2025B, Rev., 5.00%, 12/1/2033	950	1,013
		2,620
Nevada—0.1%
Transportation—0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	500	270
New York—84.3%
Education—6.8%
Build NYC Resource Corp., Bay Ridge Preparatory School Project Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,272
Build NYC Resource Corp., ERE425, LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (c)	1,000	1,005
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,108
Clinton County Capital Resource Corp., CVCES Boces Project Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	780
Madison County Capital Resource Corp., Colgate University Refunding Project , Rev., 5.00%, 7/1/2041	1,150	1,326
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,319
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	2,400	2,524
New York State Dormitory Authority, Court Facilities Lease Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,034
New York State Dormitory Authority, Master Boces Program , Rev., 4.13%, 8/15/2046	1,000	1,001
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,981
New York State Dormitory Authority, Orchard Park CCRC, Inc. Obligate Series 2025A, Rev., 5.13%, 11/15/2050	1,850	1,893
New York State Dormitory Authority, Rockland Boces Issue , Rev., 4.25%, 8/15/2050	2,000	1,951
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,110	2,503
Onondaga Civic Development Corp., Syracuse University Project , Rev., 4.50%, 12/1/2050	2,000	2,002
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Education — continued
Onondaga County Trust for Cultural Resources, Syracuse University Project , Rev., 4.00%, 12/1/2047	3,350	3,205
Saratoga County Capital Resource Corp., WSWHE Boces Project
Rev., 5.00%, 7/1/2033	470	563
Rev., 5.00%, 7/1/2034	300	362
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (c)	2,000	1,951
		31,780
General Obligation—13.1%
Chappaqua Central School District , GO, 4.00%, 7/15/2039	1,015	1,076
City of Jamestown , GO, BAN, 4.25%, 5/15/2026	5,670	5,688
City of New York, Fiscal Year 2008 Series 2008L-4, GO, VRDO, 1.95%, 3/2/2026 (b)	2,000	2,000
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,679
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, 1.90%, 3/2/2026 (b)	935	935
City of New York, Fiscal Year 2024 Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,095
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	1,000	1,118
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,000	1,067
City of Yonkers
Series 2024A, GO, A.G., 5.00%, 2/15/2041	1,000	1,109
Series 2024B, GO, A.G., 5.00%, 2/15/2041	1,000	1,109
Series 2024A, GO, A.G., 5.00%, 2/15/2042	1,505	1,655
Series 2024B, GO, A.G., 5.00%, 2/15/2042	1,000	1,100
County of Albany Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,134
County of Erie, Buffalo Bills Stadium Project
Series 2024B, GO, 4.00%, 9/15/2047	1,360	1,349
Series 2024B, GO, 5.25%, 9/15/2048	1,500	1,627
County of Nassau
Series 2021A, GO, A.G., 4.00%, 4/1/2036	2,000	2,107
Series 2022A, GO, 4.25%, 4/1/2052	2,000	1,945
County of Nassau, General Improvement Series 2023A, GO, A.G., 4.00%, 4/1/2042	1,500	1,530
County of Onondaga Series 2022, GO, 4.00%, 6/15/2037	2,000	2,092
County of Suffolk Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,470
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
General Obligation — continued
State of New York Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,129
Town of Clarkstown Series 2023, GO, 4.00%, 11/15/2039	990	1,027
Town of Hempstead
Series 2025A, GO, 4.00%, 6/1/2041	2,000	2,090
GO, 4.00%, 5/1/2043	1,725	1,762
Town of Huntington, Public Improvement Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,424
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	2,000	2,023
Town of Oyster Bay , GO, BAN, 4.00%, 8/21/2026	6,000	6,049
Town of Webster , GO, BAN, 4.00%, 8/25/2026	4,000	4,034
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,098
GO, 4.00%, 1/15/2041	2,000	2,059
		61,580
Hospital—5.9%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	2,000	2,134
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,108
Dutchess County Local Development Corp., Health Quest System, Inc., Project Series 2016B, Rev., 5.00%, 7/1/2046	1,250	1,250
Genesee County Funding Corp. (The), Rochester Regional Health Energy Projects Series 2025A, Rev., 5.25%, 12/1/2050	1,000	1,030
New York City Health and Hospitals Corp., Health System Series 2025A, Rev., 5.00%, 2/15/2035	2,500	2,983
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,000	1,773
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000	1,118
Series 2025 1, Rev., 5.00%, 7/1/2035	1,655	2,014
Series 2022 1-B, Rev., 4.00%, 7/1/2051	1,300	1,209
Series 2025 1, Rev., 5.25%, 7/1/2054	515	553
New York State Dormitory Authority, Mount Sinai Obligated Group , Rev., 5.00%, 7/1/2045	2,000	2,051
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2035	1,000	1,161
Series 2022A, Rev., 5.00%, 5/1/2052	3,465	3,528
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	11

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Hospital — continued
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group
Series 2025A, Rev., A.G., 5.25%, 7/1/2043	500	560
Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,250	1,361
New York State Dormitory Authority, White Plains Hospital , Rev., A.G., 5.50%, 10/1/2054	2,000	2,140
Oneida County Local Development Corp., Mohawk Valley Health System Project Series 2019A, Rev., A.G., 4.00%, 12/1/2049	1,785	1,638
		27,611
Housing—8.0%
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	3,500	3,521
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,170	1,198
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project , Rev., 5.25%, 12/15/2031	3,900	4,058
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, 1.90%, 3/2/2026 (b)	4,225	4,225
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	2,000	2,058
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, 2.14%, 3/6/2026 (b)	8,000	8,000
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, 1.75%, 3/11/2026 (b)	8,000	8,000
Series 227, Rev., 3.25%, 10/1/2050	2,000	1,999
Series 273, Rev., 6.00%, 10/1/2055	3,850	4,355
		37,414
Industrial Development Revenue/Pollution Control Revenue—1.8%
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., A.G., 5.00%, 1/1/2031	1,250	1,388
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,500	2,690
New York Liberty Development Corp., Goldman Sachs Headquarters LLC Series 2005, Rev., 5.25%, 10/1/2035	1,260	1,510
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
Industrial Development Revenue/Pollution Control Revenue — continued
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2021B, Rev., 4.00%, 8/15/2039	1,380	1,435
New York State Environmental Facilities Corp.,Solid Waste Disposal, Waste Management, Inc., Project , Rev., AMT, 3.00%, 5/1/2026 (b)	1,500	1,500
		8,523
Other Revenue—22.2%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 1.93%, 3/2/2026 (b)	13,600	13,600
Series 2019B, Rev., 5.00%, 11/1/2040	2,000	2,133
Rev., 5.00%, 11/1/2044	1,700	1,915
Series 2023A, Rev., 5.00%, 11/1/2044	4,500	4,966
Rev., 5.00%, 11/1/2046	2,700	2,950
Series 2023A, Rev., 5.00%, 11/1/2053	1,335	1,400
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,044
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,145
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	3,200	2,516
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2044	5,000	4,951
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	1,000	1,195
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026B, Rev., 5.00%, 5/1/2042	2,500	2,814
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2044	2,000	2,203
Series 2026B, Rev., 5.00%, 5/1/2051	1,000	1,047
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,123
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,246
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011A-4, Rev., VRDO, 2.00%, 3/2/2026 (b)	2,000	2,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2035	2,000	2,045
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, 2.00%, 3/2/2026 (b)	1,100	1,100
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,079
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,188
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,103
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	961
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 5.00%, 5/1/2044	1,000	1,091
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019 Series B-1, Rev., 5.00%, 8/1/2034	1,535	1,627
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	2,000	2,172
New York Convention Center Development Corp., Hotel Unit Fee Secured , Rev., 5.00%, 11/15/2045	2,170	2,171
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured Series A, Rev., Zero Coupon, 11/15/2047	1,600	602
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., Zero Coupon, 11/15/2033	4,090	3,154
New York Liberty Development Corp. Series 1WTC-2021, Rev., 4.00%, 2/15/2043	2,500	2,501
New York Liberty Development Corp., World Trade Centre , Rev., 5.00%, 11/15/2044 (c)	1,000	1,002
New York State Dormitory Authority, Sales Tax Series 2025A, Rev., 4.25%, 3/15/2048	1,500	1,475
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,030
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,140
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,056
Series 2023A-1, Rev., 4.00%, 3/15/2043	1,110	1,119
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,033
Suffolk Tobacco Asset Securitization Corp.
Series 2021A-2, Rev., 4.00%, 6/1/2039	2,640	2,580
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,000	644
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
Other Revenue — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2023A, Rev., 4.25%, 5/15/2058	1,000	949
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation Series 2016A, Rev., 4.00%, 7/1/2046	1,000	926
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	2,000	2,031
Series A, Rev., 5.00%, 6/1/2036	2,000	2,028
Series B, Rev., 5.00%, 6/1/2048	2,350	2,163
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240	255
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,817
Series B, Rev., 5.00%, 6/1/2034	2,000	2,041
		104,331
Special Tax—2.9%
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,036
Series 2020A, Rev., 4.00%, 3/15/2040	3,000	3,045
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,466
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,621
New York State Housing Finance Agency, State Personal Income Tax
Series 2024B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,506
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	1,000
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,537
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,522
		13,733
Transportation—13.2%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2031	1,585	1,628
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,555
Series 2017A, Rev., 5.00%, 2/15/2038	2,125	2,174
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,781
Series 2022A, Rev., 4.00%, 2/15/2043	2,100	2,127
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	13

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Transportation — continued
Metropolitan Transportation Authority
Series 2024A, Rev., 5.00%, 11/15/2040	1,000	1,110
Series 2024B, Rev., 5.00%, 11/15/2041	3,000	3,334
Series 2020 A-1, Rev., A.G., 4.00%, 11/15/2043	2,590	2,550
Series 2020C-1, Rev., 5.25%, 11/15/2055	2,200	2,258
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,560
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,039
Series 2026B-2, Rev., 5.00%, 11/15/2048	1,685	1,777
MTA Hudson Rail Yards Trust Obligations Series 2016A, Rev., 5.00%, 11/15/2051	1,000	1,000
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,363
Series N, Rev., 4.00%, 1/1/2041	2,500	2,536
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,232
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,322
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	2,000	1,929
Rev., AMT, A.G., 6.00%, 6/30/2045	1,000	1,122
Rev., AMT, 5.50%, 6/30/2054	1,500	1,534
Series 2024B, Rev., AMT, A.G., 0.0%, 12/31/2054	2,000	1,348
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	1,026
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,366
Series 244, Rev., 5.00%, 7/15/2042	2,000	2,254
Series 248, Rev., 5.00%, 1/15/2050	2,000	2,121
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,473
Series B, Rev., 5.00%, 11/15/2033	1,500	1,550
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,692
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,077
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,384
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
Transportation — continued
Series 2025L-2, Rev., 5.00%, 11/15/2043	1,250	1,393
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,133
		61,748
Utility—5.8%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,500	3,517
Series 2019A, Rev., 4.00%, 9/1/2034	2,725	2,810
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,125
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,085
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2041	1,500	1,698
Series 2020A, Rev., 4.00%, 11/15/2045	3,000	2,964
New York Power Authority, Green Transmission Project Series 2022A, Rev., A.G., 5.00%, 11/15/2035	840	952
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 2004B, Rev., AMT, 4.00%, 5/15/2032	1,000	1,039
Series 1997B, Rev., 3.80%, 8/1/2032	4,000	4,192
Utility Debt Securitization Authority, Restructuring Bond
Series 2016B, Rev., 5.00%, 12/15/2035	2,450	2,466
Series 2025TE-1, Rev., 5.00%, 12/15/2046	3,250	3,557
		27,405
Water & Sewer—4.6%
New York City Municipal Water Finance Authority, Second General Resolution Series 2025BB, Rev., 5.00%, 6/15/2048	1,000	1,063
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025
Series 2025DD, Rev., 5.50%, 6/15/2039	1,000	1,215
Series 2025CC, Rev., 5.00%, 6/15/2046	2,000	2,148
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries AA-1, Rev., 5.00%, 6/15/2044	1,000	1,113
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,161
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,020
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Water & Sewer — continued
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,517
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000	1,063
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, 2.00%, 3/2/2026 (b)	6,000	6,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,276
Series 2025C, Rev., 5.00%, 6/15/2050	1,000	1,074
Series 2024A, Rev., 5.25%, 6/15/2053	1,000	1,080
		21,730
Total New York		395,855
Ohio—1.1%
Other Revenue—0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,645	3,835
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,130	476
		4,311
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,026
Total Ohio		5,337
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,088
Puerto Rico—1.6%
General Obligation—0.4%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,047
Other Revenue—1.2%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,750	788
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-2, Rev., 4.33%, 7/1/2040	250	250
INVESTMENTS	Principal Amount ($000)	Value ($000)

Puerto Rico — continued
Other Revenue — continued
Series A-1, Rev., Zero Coupon, 7/1/2046	4,500	1,611
Series A-1, Rev., 5.00%, 7/1/2058	2,800	2,742
		5,391
Total Puerto Rico		7,438
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,641
Total Municipal Bonds (Cost $424,070)		433,492
	Shares (000)
Short-Term Investments—6.6%
Investment Companies—6.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (d) (e)(Cost $31,040)	31,037	31,041
	No. of Contracts
Options Purchased — 0.1%
Call Options Purchased — 0.1%
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 142,500
Counterparty: Exchange-Traded * (Cost $ 111)	1,425	189
Total Investments—99.0% (Cost $455,221)		464,722
Assets in Excess of Other Liabilities—1.0%		4,929
Net Assets—100.0%		469,651

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	15

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
MTA	Metropolitan Transportation Authority
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	84	06/18/2026	USD	9,558	41

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	1,425.00	USD 142,500	USD 131.00	4/24/2026	(111)
Total Written Options Contracts (Premiums Received $ (67))						(111)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	February 28, 2026

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.2% (a)
Alabama — 1.8%
Alabama Highway Authority
Rev., A.G., 5.00%, 9/1/2030	1,470	1,649
Rev., A.G., 5.00%, 9/1/2031	1,525	1,746
Baldwin County Industrial Development Authority, Novelis Corp., Project
Series 2026 A, Rev., AMT, 4.30%, 3/6/2026 (b) (c)	195	196
Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,617
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	2,500	2,547
County of Jefferson Sewer Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,112
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	5,000	5,255
Total Alabama		15,122
Alaska — 0.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,088
Borough of North Slope, GO, 5.00%, 6/30/2030	2,000	2,227
Total Alaska		3,315
Arizona — 3.8%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,691
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,320
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,514
City of Glendale Excise Tax, Rev., 5.00%, 7/1/2028	2,850	3,038
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235	1,240
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	1,925	2,013
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,050	3,340
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,450
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,126
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,119
Total Arizona		31,851
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	331
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	241
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	180
Total Arkansas		752
California — 1.5%
California Community Choice Financing Authority, Clean Energy Project Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,500	2,704
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	260
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,114
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	150	152
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,097
State of California, Various Purpose, GO, 4.00%, 8/1/2029	4,180	4,209
Total California		12,536
Colorado — 1.8%
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,091
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	2,000	2,203
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (c)	3,700	3,921
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,700	2,922
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	17

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,500	2,800
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,304
Total Colorado		15,241
Connecticut — 1.4%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	764
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,078
Series 2025D, GO, 5.00%, 8/15/2029	5,000	5,477
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,103
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2025A, Rev., 5.00%, 7/1/2029	3,000	3,277
Total Connecticut		11,699
District of Columbia — 1.6%
District of Columbia Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,548
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,333
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,324
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,108
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,160
Total District of Columbia		13,473
Florida — 4.8%
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,076
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,970	2,163
County of Lee, Airport Series 2026 A-2, Rev., AMT, 5.00%, 3/12/2026 (c) (d)	1,000	1,101
County of Miami-Dade, Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2028	4,000	4,286
Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,894
Series 2025B, Rev., 5.00%, 10/1/2029	4,000	4,391
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,015
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	1,000	1,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,975	2,216
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (b)	1,200	1,213
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,725
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	426
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	517
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (c)	1,000	1,123
Polk County School District, Sales Tax, Rev., 5.00%, 10/1/2030	1,020	1,114
State of Florida Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	532
State of Florida Department of Transportation Turnpike System
Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,093
Series 2024A, Rev., 6.00%, 7/1/2029	3,000	3,374
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (e)	8,000	8,991
Total Florida		40,256
Georgia — 2.7%
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	401
Series 2023B, Rev., 5.00%, 4/1/2027	350	360
Series 2023B, Rev., 5.00%, 4/1/2028	750	792
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	1,480	1,579
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2026	275	277
Rev., 5.00%, 7/1/2028	375	388
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	1,000	1,014
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,035
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,054
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,605
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,250	3,489
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	4,000	4,356
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	3,745	4,075
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,049
Total Georgia		22,474
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2030	905	975
Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,047
GO, 4.00%, 6/1/2030	180	189
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,199
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,019
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,541
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,425
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2025D, Rev., 5.00%, 1/1/2029	2,000	2,153
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,139
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (e)	1,000	954
City of Springfield Electric, Senior Lien
Rev., 5.00%, 3/1/2030	5,000	5,464
Rev., 5.00%, 3/1/2031	2,000	2,223
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	694
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	726
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,299
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	583
Glenview Park District
GO, 5.00%, 12/1/2026	300	306
GO, 5.00%, 12/1/2029	350	357
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,202
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project, Rev., 4.00%, 1/15/2032	2,120	2,175
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (c)	3,500	3,767
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,405	1,480
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,705	5,226
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	363
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, A.G., 4.00%, 5/1/2029	2,000	2,031
Peoria County Community Unit School District No. 309 Brimfield
GO, A.G., 4.00%, 4/1/2028	410	421
GO, A.G., 4.00%, 4/1/2029	240	248
GO, A.G., 4.00%, 4/1/2030	375	388
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,518
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,039
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,043
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,082
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,583
Series 2018A, GO, 5.00%, 10/1/2028	25	27
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,419
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,041
GO, 5.50%, 5/1/2030	1,525	1,644
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,663
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	843
Total Illinois		65,521
Indiana — 1.9%
Indiana Finance Authority, Ascension Senior Credit Group Series 2025A-1, Rev., 5.00%, 11/15/2029	2,000	2,188
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,013
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	1,000	1,052
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,698
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	2,000	2,188
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	19

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,536
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	204
Total Indiana		15,879
Kansas — 1.1%
City of Wichita, Sales Tax, River District Stadium Star Bond Project Series 2018, Rev., 5.00%, 9/1/2026	465	471
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,745
Series 2025A, Rev., 5.00%, 9/1/2029	3,725	4,083
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	324
Series 2019A, GO, A.G., 5.00%, 9/1/2028	400	418
Total Kansas		9,041
Kentucky — 1.1%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,335	3,669
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,099
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	562
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,620
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	751
Total Kentucky		8,701
Louisiana — 0.8%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	187
Series 2023A, Rev., 5.00%, 10/15/2029	175	191
Series 2023A, Rev., 5.00%, 10/15/2030	200	223
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	4,000	4,069
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	768
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,225
Total Louisiana		6,663
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maine — 0.1%
Maine Turnpike Authority, Rev., 5.00%, 7/1/2029	1,000	1,091
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,064
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,528
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,243
Total Maryland		4,835
Massachusetts — 1.2%
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2028	2,500	2,700
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,457
Massachusetts Development Finance Agency, Atrius Health Issue Series 2019A, Rev., 5.00%, 6/1/2029 (e)	5,500	5,979
Total Massachusetts		10,136
Michigan — 0.5%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	643
GO, 5.00%, 4/1/2028	245	259
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-4, Rev., 5.00%, 5/15/2030 (e)	700	778
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,598
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	634
Series 2019-II, GO, 5.00%, 5/1/2029	250	271
Total Michigan		4,183
Minnesota — 0.7%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	189
Series 2019B, COP, 5.00%, 2/1/2028	175	183
Series 2019C, COP, 5.00%, 2/1/2028	350	367
Metropolitan Council, GO, GAN, 5.00%, 12/1/2028	3,995	4,304
State of Minnesota, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,067
Total Minnesota		6,110
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.0%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project, Rev., 4.00%, 9/1/2032	1,000	1,057
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	890
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	4,002
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,000	1,076
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,489
Total Mississippi		8,514
Missouri — 2.7%
City of St. Louis Airport Series 2007A, Rev., A.G., 5.25%, 7/1/2026	2,635	2,661
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,101
Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,419
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	7,500	7,916
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,398
Missouri Highway and Transportation Commission Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,975
Total Missouri		22,470
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	835	916
Nebraska — 0.8%
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	3,885	4,130
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,021
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	281
COP, 5.00%, 12/15/2027	495	518
COP, 5.00%, 12/15/2028	540	572
Total Nebraska		6,522
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,385	748
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,023
New Jersey — 2.3%
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,023
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,023
Series A, Rev., 5.00%, 6/15/2029	5,350	5,390
Series A, Rev., 5.00%, 6/15/2031	4,750	4,784
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,000	2,652
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,347
Total New Jersey		19,219
New Mexico — 1.2%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,955
County of Sandoval, GO, 5.00%, 8/1/2026	650	657
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,406
Total New Mexico		10,018
New York — 8.0%
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2031	1,800	2,048
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,160
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2027	500	522
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	2,017
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,071
Metropolitan Transportation Authority, Green Bond
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,661
Series 2018B, Rev., 5.00%, 11/15/2026	1,000	1,020
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	21

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,756
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,488
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,527
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	405	419
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,298
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,123
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2030	1,000	1,123
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,236
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,951
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,849
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2029	2,000	2,205
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,414
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	875	929
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2031	535	609
Series 2025C, Rev., 5.00%, 3/15/2031	1,000	1,138
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (c)	1,500	1,517
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,182
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,214
Total New York		66,477
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 1.7%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (c)	4,025	4,222
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,495	1,716
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	7,000	8,174
Total North Carolina		14,112
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,000	1,119
Ohio — 3.5%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2027	250	261
Series 2018A, Rev., 5.00%, 10/1/2028	250	264
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,648
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,663
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	454
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (e)	3,000	3,363
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,315
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,862
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,052
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2025A, Rev., 5.00%, 12/1/2029	3,720	4,101
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,920	8,161
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,084
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,110
Total Ohio		29,338
Oklahoma — 2.0%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2026	820	828
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Rev., 5.00%, 9/1/2027	1,250	1,288
Cleveland County Educational Facilities Authority, Moore Public School Project Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,246
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,110
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	395
Rev., 5.00%, 9/1/2029	1,175	1,242
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,077
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,065
Tulsa County Industrial Authority, Educational Facilities Lease Owasso Public School Project, Rev., 5.00%, 9/1/2031	2,000	2,253
Total Oklahoma		16,504
Oregon — 0.0% ^
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	335	338
Pennsylvania — 7.4%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	869
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 2.86%, 3/5/2026 (f)	2,500	2,495
City of Philadelphia Series 2025C, GO, 5.00%, 8/1/2030	1,000	1,112
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	541
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	2,680	2,833
Rev., 5.00%, 6/1/2030	3,900	4,117
Rev., 5.00%, 6/1/2031	1,100	1,158
Commonwealth of Pennsylvania
Series 2025A, GO, 5.00%, 8/15/2028	1,000	1,068
Series 2023, GO, 5.00%, 9/1/2029	650	712
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,552
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,539
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	921
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (c)	1,000	1,078
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,402
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	5,000	5,415
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,455
Panther Valley School District
GO, 2.00%, 10/15/2026	750	746
GO, 2.00%, 10/15/2027	680	670
GO, 2.00%, 10/15/2028	300	292
GO, 2.00%, 10/15/2029	300	290
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000	5,027
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,135	1,212
Series 2024 -147A, Rev., 6.25%, 10/1/2054	988	1,104
Series 2024-146A, Rev., 6.25%, 10/1/2054	2,940	3,262
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,162
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,201
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,436
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,075
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	116
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	581
Series 2019B, GO, 4.00%, 10/1/2029	420	424
Total Pennsylvania		61,865
Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,045	1,069
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	4,054
Total Puerto Rico		5,123
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	23

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.1%
Rhode Island Commerce Corp., Department of Transportation Series 2016B, Rev., 5.00%, 6/15/2026	50	50
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	1,000	1,108
Total Rhode Island		1,158
South Carolina — 1.7%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,129
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,336
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	3,665	4,012
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	3,000	3,311
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2031	1,030	1,084
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	1,000	1,053
South Carolina State Housing Finance and Development Authority Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2031 (d)	1,265	1,481
Total South Carolina		14,406
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,475	1,680
Tennessee — 2.2%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	2,000	2,140
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (e)	4,903	5,440
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,000	1,018
Metropolitan Government of Nashville and Davidson County Water and Sewer, Rev., 5.00%, 7/1/2045	1,875	2,038
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000	1,087
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,701
Total Tennessee		18,424
Texas — 17.2%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,061
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,016
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	253
Series 2018C, Rev., 5.00%, 8/1/2027	200	208
Series 2018C, Rev., 5.00%, 8/1/2029	325	337
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,896
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	583
City of Arlington Series 2020A, GO, 5.00%, 8/15/2032	1,685	1,828
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,690
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,152
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,439
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	553
City of Houston Combined Utility System, First Lien
Series 2016B, Rev., 5.00%, 11/15/2027	940	958
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,349
City of Lubbock, Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,186
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	664
City of San Antonio Electric and Gas Systems
Series 2025B, Rev., 5.00%, 2/1/2029	6,000	6,490
Series 2026A, Rev., 3.00%, 12/1/2029 (c)	2,000	2,018
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,107
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	2,021
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,157
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2029	7,010	7,567
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,068
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,277
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,119
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,081
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	5,120	5,543
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	1,000	1,108
GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,371
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,153
Dallas Fort Worth International Airport Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	7,000	7,510
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,108
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (c)	6,000	6,256
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,475	1,559
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	2,000	2,139
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,408
Harris County-Houston Sports Authority Series 2001H, Rev., NATL - RE, Zero Coupon, 11/15/2031 (e)	1,335	615
Harris County-Houston Sports Authority, Second Lien Series 2024B, Rev., A.G., 5.00%, 11/15/2028	1,770	1,883
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,441
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,502
Irving Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2028	3,170	3,346
GO, PSF-GTD, 5.00%, 2/15/2031	3,745	4,231
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village, Rev., 3.15%, 5/1/2029 (c)	1,500	1,511
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/15/2030	1,750	1,962
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,126
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Lower Colorado River Authority Series 2023B, Rev., 5.00%, 5/15/2028 (c)	1,840	1,926
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	893
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,645
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,018
Rev., 5.00%, 11/1/2029	1,530	1,644
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,524
Northwest Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,080
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,083
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (c)	1,500	1,668
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	597
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,752
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,688
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2026F, Rev., 5.00%, 5/1/2030 (c)	1,000	1,096
Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,000	1,096
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System
Series 2025B, Rev., 5.00%, 11/15/2029 (c)	3,100	3,354
Series 2025C, Rev., 5.00%, 11/15/2032 (c)	960	1,084
Temple Independent School District, GO, PSF-GTD, 5.00%, 2/1/2032	1,560	1,751
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,485
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	315	324
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	7,800	8,391
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	25

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,162
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	363
Total Texas		143,474
Utah — 0.5%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,201
Series 2022A, Rev., 5.00%, 7/1/2031	320	363
University of Utah (The) Series 2022B, Rev., 5.00%, 8/1/2028	1,000	1,066
West Valley City Municipal Building Authority
Rev., A.G., 5.00%, 2/1/2027	720	737
Rev., A.G., 5.00%, 2/1/2029	1,070	1,096
Total Utah		4,463
Virginia — 0.6%
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,500	2,547
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (c)	2,190	2,336
Total Virginia		4,883
Washington — 2.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 5.00%, 11/1/2030	1,555	1,755
Energy Northwest, Project 1 Series 2024B, Rev., 5.00%, 7/1/2027	2,500	2,596
Port of Seattle, Intermediate Lien Series C, Rev., AMT, 5.00%, 4/1/2027	500	501
State of Washington, Various Purpose Series 2024C, GO, 5.00%, 2/1/2027	3,000	3,079
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	15,000	15,016
Total Washington		22,947
Wisconsin — 1.3%
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	491	492
Public Finance Authority, Maniilaq Association Employee Housing Project
Rev., 5.00%, 12/1/2030	1,555	1,695
Rev., 5.00%, 12/1/2031	750	827
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,114
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,544
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 7/1/2027 (c)	1,280	1,291
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	1,000	1,075
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,435	1,590
Total Wisconsin		10,628
Total Municipal Bonds (Cost $772,684)		787,223
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.28%, 6/25/2032 (c)(Cost $2)	2	2
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (g) (h) (Cost $44,214)	44,211	44,215
Total Investments — 99.5% (Cost $816,900)		831,440
Other Assets in Excess of Liabilities — 0.5%		4,373
NET ASSETS — 100.0%		835,813

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	February 28, 2026

RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	77	06/18/2026	USD	8,761	38

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	27

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.1% (a)
Alabama — 2.5%
Baldwin County Industrial Development Authority, Novelis Corp., Project
Series 2026 A, Rev., AMT, 4.30%, 3/6/2026 (b) (c)	205	207
Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,617
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	7,250	7,998
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	3,215	3,454
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	956
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,530	5,949
Total Alabama		21,181
Alaska — 0.6%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,123
Municipality of Anchorage Series 2024A, Rev., AMT, 4.50%, 2/1/2060	2,250	2,065
Northern Tobacco Securitization Corp., Senior Lien Series 2021A, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,070
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	7,355	835
Total Alaska		5,093
Arizona — 1.4%
Arizona Board of Regents, State University Series 2026A, Rev., 5.00%, 7/1/2041 (d)	1,000	1,149
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,490
Series 2023A, Rev., 5.25%, 11/1/2053	2,000	2,066
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000	939
City of Buckeye, GO, 5.25%, 7/1/2050	1,210	1,298
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2037	1,600	1,890
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2030	1,625	1,809
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	361
Series 2018A, Rev., 5.00%, 7/1/2037	200	204
Total Arizona		12,206
California — 7.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565	2,728
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,500	2,696
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	4,300	4,816
Series 2026B, Rev., 5.00%, 3/1/2036	4,750	5,176
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	712
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	515
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,211
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,911
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,345
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	902
California Health Facilities Financing Authority, Sutter Health
Series 2016B, Rev., 4.00%, 11/15/2041	1,725	1,727
Series 2017A, Rev., 4.00%, 11/15/2048	2,000	1,833
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,610	1,409
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,123
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,875	2,876
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,179
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	980	902
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,812
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,010
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	3,445	3,608
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	479
Mt San Antonio Community College District Series 2013A, GO, 0.00%, 8/1/2043	7,150	7,476
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,750
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,559
Total California		59,873
Colorado — 2.7%
City and County of Broomfield
COP, 5.00%, 2/1/2044	900	993
COP, 5.00%, 2/1/2045	750	818
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	975
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation, Rev., 5.00%, 9/1/2062	2,000	1,921
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	2,000	2,182
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,482
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,160
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,311
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,107
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	1,068
Denver Health and Hospital Authority
Series A, Rev., 5.25%, 12/1/2045	1,000	1,001
Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,616
Fort Collins-Loveland Water District
Rev., 5.00%, 12/1/2039	1,000	1,168
Rev., 5.00%, 12/1/2044	400	443
Rev., 5.00%, 12/1/2045	245	269
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	984
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,250	2,520
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	1,000	736
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,530
Total Colorado		23,284
Connecticut — 0.2%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000	1,101
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	155
Total Connecticut		1,256
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,005
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	500
Total Delaware		1,505
District of Columbia — 2.0%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,333
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,908
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,271
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,093
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000	2,116
Total District of Columbia		16,721
Florida — 2.8%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000	938
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,849
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042	2,055	2,093
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	29

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025A, Rev., 4.50%, 10/1/2051	980	968
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	2,000	2,150
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	4,000	2,980
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	232
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000	1,032
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	2,000	2,104
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,090
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	1,000	1,000
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,074
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	2,022
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2050	2,000	2,138
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	1,500	1,449
Total Florida		24,119
Georgia — 5.4%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,000	1,012
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	2,500	2,344
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,251
City of Gainesville Water and Sewerage, Rev., 5.00%, 11/15/2043	1,000	1,130
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2050	1,000	1,100
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	2,000	2,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000	1,008
Douglas County School District, GO, 5.00%, 4/1/2037	775	929
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	3,025	3,457
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	285	288
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	6,500	6,692
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	3,000	3,267
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	6,770	7,362
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,195	3,494
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,500	1,635
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,005
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (c)	3,300	3,300
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2035	300	351
Series 2025C, Rev., A.G., 5.00%, 6/1/2036	250	290
Series 2025C, Rev., A.G., 5.00%, 6/1/2037	235	270
Total Georgia		46,210
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	1,000	1,139
Idaho — 0.4%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,158
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,895
Total Idaho		3,053
Illinois — 5.3%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,786
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,302
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2026A, Rev., 5.00%, 1/1/2046 (d)	1,415	1,516
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,035
Chicago O'Hare International Airport, Senior Lien Series 2024A, Rev., AMT, 5.25%, 1/1/2040	3,560	3,958
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	2,500	2,578
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,095
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,052
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,445	1,558
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	664
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000	1,015
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,500	1,575
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 6/1/2026	305	307
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,000	968
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,375
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	1,000	1,099
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	885	970
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	995	1,145
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,353
Sales Tax Securitization Corp. Series 2018C, Rev., 5.25%, 1/1/2043	765	791
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,506
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,753
GO, 4.00%, 6/1/2037	45	45
Series 2025D, GO, 5.00%, 9/1/2039	2,000	2,216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,054
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	1,000	1,043
Total Illinois		45,259
Indiana — 1.2%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	451
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	2,000	2,049
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000	997
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,491
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,518
Total Indiana		10,331
Iowa — 0.3%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed
Series 2021A-2, Rev., 4.00%, 6/1/2049	1,000	856
Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	11,805	1,745
Total Iowa		2,601
Kentucky — 0.8%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,900	2,025
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,399
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,149
Kentucky State Property and Building Commission, Project No. 133 Series A, Rev., 4.25%, 9/1/2045	1,750	1,751
Total Kentucky		6,324
Louisiana — 2.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2035	800	945
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,140	871
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	31

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	598
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,642
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,571
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,067
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	10,000	10,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,297
Total Louisiana		18,991
Maine — 0.2%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,262
Maryland — 0.3%
County of Howard Series 2025A, GO, 4.00%, 8/15/2042	1,605	1,662
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	1,000	1,051
Total Maryland		2,713
Massachusetts — 2.4%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,342
Commonwealth of Massachusetts, Consolidated Loan of 2025
Series 2025F, GO, 5.00%, 8/1/2050	5,000	5,309
Series 2025G, GO, 5.00%, 12/1/2050	1,245	1,324
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	1,018
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,064
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2060	2,500	2,614
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,730
Total Massachusetts		20,401
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	301
Series 2021A, GO, 4.00%, 4/1/2042	350	347
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.50%, 7/1/2050	2,125	2,305
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	2,075	1,902
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,321
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000	873
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,650	1,736
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	5,000	5,007
Total Michigan		16,792
Minnesota — 0.1%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	960	1,093
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	50	50
Total Minnesota		1,163
Mississippi — 0.4%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	890
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 2.07%, 3/2/2026 (c)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., A.G., 6.88%, 12/1/2040	1,000	1,017
Total Mississippi		2,957
Missouri — 1.2%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,021
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,020
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.00%, 3/2/2026 (c)	250	250
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	675	662
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2025C, Rev., 5.00%, 5/1/2038	2,000	2,329
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	875	975
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,202
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,890	2,894
Total Missouri		10,353
Montana — 0.1%
City of Forsyth, Northwestern Corp, Colstrip Projects, Rev., 3.88%, 7/1/2028	1,000	1,023
Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2035	1,000	1,136
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	4,625	4,922
Total Nebraska		6,058
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,725	932
New Hampshire — 0.6%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.17%, 1/20/2041 (c)	1,736	1,754
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	351	351
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,046
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,149
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,056
Total New Hampshire		5,356
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 3.9%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	2,000	2,007
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	242
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,853
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,303
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,690
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2022BB, Rev., 4.00%, 6/15/2038	2,500	2,580
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,179
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	963
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	7,313
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,003
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,078
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,005
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,504
Series 2018B, Rev., 5.00%, 6/1/2046	3,770	3,730
Total New Jersey		33,450
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,550	1,594
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,018
Total New Mexico		3,612
New York — 12.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	339
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	1,000	1,061
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	493
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,270
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	33

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	900
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	2,017
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	6,000	6,028
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,800	1,848
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,192
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,087
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,000	2,012
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	2,010	2,058
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,353
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 2.00%, 3/2/2026 (c)	750	750
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	2,000	2,390
New York City Transitional Finance Authority Building Aid, Fiscal Year 2026 Series 2026S-1, Rev., 5.00%, 7/15/2043	4,000	4,492
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026 Series 2026, Subseries F-1, Rev., 5.50%, 2/1/2050	1,000	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	5,000	5,242
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,138
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,496
New York Power Authority, Green Transmission Project Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,283
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Mount Sinai Obligated Group
Rev., 5.00%, 7/1/2045	2,000	2,051
Rev., 5.25%, 7/1/2050	2,250	2,268
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,062
New York State Dormitory Authority, Rockland Boces Issue, Rev., 4.25%, 8/15/2050	2,000	1,952
New York State Dormitory Authority, Sales Tax
Series 2025A, Rev., 4.25%, 3/15/2048	1,750	1,721
Series 2025A, Rev., 5.25%, 3/15/2050	4,195	4,519
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,000	2,373
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2025C, Rev., 5.00%, 3/15/2037	1,300	1,553
New York State Dormitory Authority, State Sales Tax
Series 2018A, Rev., 5.00%, 3/15/2037	40	42
Series 2024B, Rev., 5.00%, 3/15/2049	5,000	5,287
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,970	2,065
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,367
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,071
Rev., AMT, 5.00%, 1/1/2034	1,125	1,161
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,504
Rev., AMT, 4.38%, 10/1/2045	1,200	1,156
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	1,000	964
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,831
Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,047
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,100	1,079
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500	1,501
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	1,001
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,335
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2025A-1, Rev., 5.00%, 11/15/2037	1,500	1,769
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,133
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	949
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	976
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	2,000	1,687
Total New York		107,449
North Carolina — 2.9%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Recover Project Series 2020A, Rev., 4.20%, 5/1/2034	2,000	2,151
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2033	930	1,079
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,440
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	2,105	2,107
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,170	1,284
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,990	2,284
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	1,000	1,168
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,165
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	253
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 1/1/2049	2,310	2,352
State of North Carolina Series 2025A, Rev., 5.00%, 5/1/2039	1,500	1,745
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	8,000	8,000
Total North Carolina		25,028
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,511
Ohio — 3.1%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2039	1,000	1,145
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,595
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,750	5,574
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	11,770	913
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	222
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,944
Grandview Heights City School District, GO, 5.00%, 12/1/2054	2,700	2,826
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,723
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	215
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	2,000	2,035
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	500	500
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,150
Olentangy Local School District, Unlimited Tax Various Purpose, GO, 5.00%, 12/1/2044 (d)	1,350	1,502
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	943
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	250	258
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,080
Total Ohio		26,625
Oklahoma — 0.9%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	2,865	2,873
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	35

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990	1,136
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.25%, 4/1/2050	3,400	3,651
Total Oklahoma		7,660
Oregon — 1.5%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,743
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,314
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.90%, 3/2/2026 (c)	3,250	3,250
Total Oregon		12,307
Other — 0.2%
FHLMC Multifamily VRD Certificates Series ML-3, Rev., 0.00%, 4/1/2026 (c) (d)	1,500	1,602
Pennsylvania — 3.2%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,213
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	116
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	5,000	5,141
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,500	1,751
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,541
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	353
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	3,000	2,704
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,863
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,546
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	855	913
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,450	1,593
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,482	1,657
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,162
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2041	2,330	2,388
Total Pennsylvania		26,941
Puerto Rico — 1.4%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	6,300	1,324
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,047
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	901
Series A-2, Rev., 4.33%, 7/1/2040	250	250
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,567
Series A-1, Rev., 5.00%, 7/1/2058	6,150	6,023
Total Puerto Rico		12,112
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.50%, 5/15/2056	1,000	1,047
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2045	2,020	2,191
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	1,000
Total Rhode Island		4,238
South Carolina — 0.7%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project, Rev., FHA, 5.25%, 11/15/2050	2,000	2,083
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,665	2,917
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	1,043
Total South Carolina		6,043
South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Monument Health, Rev., 5.25%, 9/1/2051	1,000	1,054
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 3.3%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,058
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project, Rev., FHA, 5.00%, 10/1/2027 (c)	3,000	3,104
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265	1,265
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,516
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,007
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,610
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,335	1,422
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,674
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,110	10,423
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	995	1,113
Total Tennessee		28,192
Texas — 8.5%
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	2,000	2,309
Carrollton-Farmers Branch Independent School District, Unlimited Tax, GO, PSF-GTD, 4.75%, 2/15/2050	3,600	3,684
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,092
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,678
City of Austin, GO, 5.00%, 9/1/2042	2,250	2,533
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	2,049
Series 2025B, Rev., AMT, 5.50%, 7/15/2036	1,700	1,869
Series 2025B, Rev., AMT, 5.50%, 7/15/2037	2,000	2,190
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,100	2,104
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,500	3,032
City of San Antonio Series 2024C, Rev., 5.50%, 2/1/2049	1,000	1,102
City of San Antonio Electric and Gas Systems Series 2026A, Rev., 3.00%, 12/1/2029 (c)	3,500	3,531
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,000	2,052
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,250	1,334
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	2,500	2,505
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,988
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	375	357
Crowley Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2046	1,000	1,080
GO, PSF-GTD, 4.25%, 2/1/2047	1,000	990
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2046	990	991
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,550
Johnson City Independent School District Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,184
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,489
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,123
Midland Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2040	3,170	3,266
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,719
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,208
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,220	2,194
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,159
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	1,000	1,136
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,000	1,828
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	37

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	3,500	3,952
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	3,000	3,283
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	2,250	2,248
Texas Water Development Board, State Water Implementation Fund Series 2024A, Rev., 4.25%, 10/15/2051	1,000	973
Total Texas		72,782
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,096
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,283
Series 2023A, Rev., 5.00%, 7/1/2036	1,000	1,128
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	2,000	2,062
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	975	1,105
Total Utah		6,674
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	360	361
Virginia — 0.9%
Virginia Port Authority, Rev., 5.00%, 7/1/2045	1,200	1,297
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,006
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	984
Total Virginia		7,287
Washington — 2.2%
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2046	2,005	1,993
State of Washington
Series 2026A, GO, 5.00%, 8/1/2037	3,000	3,540
Series 2024C, GO, 5.00%, 2/1/2049	2,000	2,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
State of Washington Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,237
State of Washington, Various Purpose Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,690
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	2,117
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (b)	860	866
Rev., 4.00%, 12/1/2048 (b)	1,190	1,089
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	2,010
Total Washington		18,657
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,029
Wisconsin — 4.2%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,460
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	982	984
Public Finance Authority, Georgia SR 400 Express Lanes Project, Rev., AMT, 5.75%, 12/31/2065	3,500	3,660
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	760
Public Finance Authority, Maniilaq Association Employee Housing Project, Rev., 5.25%, 12/1/2048	2,500	2,578
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (b)	2,686	1,934
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,057
Rev., AMT, 5.75%, 7/1/2049	2,000	2,110
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,524
Rev., 5.38%, 6/15/2057	775	738
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.00%, 3/2/2026 (c)	13,600	13,600
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Department of Transportation Series 2025 1, Rev., 5.00%, 7/1/2037	1,500	1,776
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,047
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc., Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,500	1,510
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	55	55
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,061
Total Wisconsin		35,854
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., A.G., 4.00%, 6/1/2041	600	609
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	950	1,046
Total Wyoming		1,655
Total Municipal Bonds (Cost $784,375)		810,279
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 265,000
Counterparty: Exchange-Traded * (Cost $207)	2,650	352
	SHARES (000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (f) (g) (Cost $43,224)	43,223	43,227
Total Investments — 100.2% (Cost $827,806)		853,858
Liabilities in Excess of Other Assets — (0.2)%		(1,691)
NET ASSETS — 100.0%		852,167

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	39

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	156	06/18/2026	USD	17,750	77

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	2,650	USD 265,000	USD 131.00	4/24/2026	(207)
Total Written Options Contracts (Premiums Received $ (124))						(207)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	February 28, 2026

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.1% (a)
Alabama — 2.0%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	1,695	1,719
Series A, Rev., 5.00%, 9/1/2027 (b)	2,705	2,820
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	225	227
Black Belt Energy Gas District, Gas Project Series 2025E, Rev., 5.00%, 5/1/2029	1,775	1,882
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.86%, 3/6/2026 (c)	25,450	25,593
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,300
Foley Utilities Board, Rev., 5.00%, 5/1/2027 (b)	35	36
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.25%, 3/6/2026 (c)	10,000	10,154
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	25
West Jefferson Industrial Development Board, Alabama Power Co. Miller Plant Project, Rev., VRDO, 2.05%, 3/2/2026 (d)	7,500	7,500
Total Alabama		51,256
Alaska — 1.1%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	25
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,019
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2027	1,655	1,722
Borough of North Slope, GO, 5.00%, 6/30/2027	2,875	2,982
City of Valdez, Phillips Trans Alaska Project Series 1994A, Rev., VRDO, 2.17%, 3/11/2026 (d)	20,000	20,000
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,067
Total Alaska		26,815
Arizona — 0.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,399
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project, Rev., 5.00%, 7/1/2027	750	778
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,180
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	1,000	1,039
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,024
City of Phoenix Civic Improvement Corp., Rev., 5.00%, 7/1/2027	1,200	1,246
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	57
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2027	170	171
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	328
County of Pima Sewer System Series 2020B, COP, 5.00%, 7/1/2027	40	41
Maricopa County High School District No. 214 Tolleson Union High School, GO, 5.00%, 7/1/2026	315	318
Maricopa County Industrial Development Authority, Banner Health
Series 2019D, Rev., 5.00%, 5/15/2026 (d)	1,150	1,156
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,559
Series 2023A-2, Rev., 5.00%, 5/15/2028 (d)	250	261
Maricopa County Union High School District No 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,246
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,558
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2019A, Rev., 5.00%, 1/1/2027	385	394
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	57
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2026 (b)	1,240	1,252
Total Arizona		24,064
Arkansas — 0.0% ^
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	224
Series 2020A, Rev., 5.00%, 11/1/2027	200	208
Total Arkansas		458
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	41

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — 0.7%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.16%, 3/6/2026 (c)	5,000	5,037
California Housing Finance Agency, Multi- Family Housing Symphony at DEL Sur Series 2023V, Rev., 5.00%, 11/1/2026 (d)	350	354
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	26
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020, Rev., AMT, VRDO, 3.45%, 6/1/2026 (d)	2,000	2,000
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Rev., AMT, 2.88%, 8/17/2026 (d) (e)	5,000	5,001
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	79
Golden State Tobacco Securitization Corp. Series 2017A-1, Rev., 5.00%, 6/1/2026 (b)	90	91
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (d)	120	120
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	500	505
Series 2022E, Rev., 5.00%, 7/1/2026	1,350	1,363
Series 2017B, Rev., 5.00%, 7/1/2030	515	527
Series 2024C, Rev., 5.00%, 7/1/2030	400	444
San Diego Community College District, GO, 5.00%, 8/1/2026 (b)	25	25
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	800	807
State of California, Various Purpose, GO, 5.00%, 12/1/2027	2,205	2,323
Total California		18,728
Colorado — 1.5%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	2,000	2,051
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	709
Series 2024B, GO, 5.00%, 8/1/2026	600	608
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,563
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,317
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
City and County of Denver, Wellington E. Webb Municipal Office Building, COP, 5.00%, 12/1/2026	30	31
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	1,260	1,284
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	3,260	3,321
Series 2025A, Rev., 5.00%, 11/15/2030 (d)	2,000	2,203
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (d)	115	115
Series 2019A-2, Rev., 5.00%, 8/1/2028	25	26
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2022B, Rev., 5.00%, 8/17/2026 (d)	1,700	1,720
Series 2022C, Rev., 5.00%, 8/15/2028 (d)	1,300	1,378
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,777
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	320	330
Denver City and County School District No. 1
Series 2025D, GO, 5.00%, 12/1/2026	1,600	1,635
Series 2025D, GO, 5.00%, 12/1/2027	1,600	1,681
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	61
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 5.00%, 7/15/2026	225	227
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2026	30	30
Series 2018L, COP, 5.00%, 3/15/2026	120	120
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
Series 2018L, COP, 4.00%, 3/15/2029	50	52
State of Colorado, Building Excellent Schools Today Series 2025T, COP, 5.00%, 3/15/2026	1,000	1,001
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	52
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (d)	10,000	10,000
Total Colorado		37,339
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 2.5%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	17,400	17,607
City of Milford, GO, BAN, 4.00%, 10/27/2026	5,000	5,060
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	351
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,399
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,438
Series 2018F, GO, 5.00%, 9/15/2028	755	809
Series 2025D, GO, 5.00%, 8/15/2030	6,000	6,718
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2026	40	40
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	1,000	1,005
Series 2021D, Rev., 5.00%, 11/1/2026	100	102
Series B, Rev., 5.00%, 9/1/2028	140	142
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2025A, Rev., 5.00%, 7/1/2027	2,000	2,077
Series B, Rev., 5.00%, 9/1/2027	50	51
Series 2025A, Rev., 5.00%, 7/1/2028	4,000	4,264
Town of Groton, GO, BAN, 4.25%, 4/23/2026	4,300	4,309
Town of Madison, GO, BAN, 4.00%, 12/17/2026	7,500	7,604
Total Connecticut		63,976
Delaware — 0.1%
University of Delaware Series 2025A, Rev., 5.00%, 11/1/2028	2,750	2,954
District of Columbia — 1.4%
District of Columbia
Series 2026C, GO, VRDO, 1.72%, 3/2/2026 (d)	17,500	17,500
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,252
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,157
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,070
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	5,100	5,106
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2026	100	100
Series 2015, Rev., 5.00%, 7/15/2027	50	50
Series 2015, Rev., 5.00%, 7/15/2028	170	170
Series 2015, Rev., 5.00%, 7/15/2029	20	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	100
District of Columbia, National Public Radio, Inc., Issue
Rev., 4.00%, 4/1/2026 (b)	25	25
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	25
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,216
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2027	170	177
Series A-1, Rev., 5.00%, 7/1/2028	375	389
Total District of Columbia		35,357
Florida — 2.4%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	67
Central Florida Expressway Authority, Senior Lien
Series 2019B, Rev., 5.00%, 7/1/2026	40	40
Series 2017, Rev., 5.00%, 7/1/2027 (b)	90	93
Series 2016B, Rev., 5.00%, 7/1/2028	685	691
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	765	799
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2027	325	326
Series 2019A, Rev., 5.00%, 10/1/2027	100	105
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	538
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (d)	1,000	1,098
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	65	67
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,002
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,586
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	127
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	35
Series A, Rev., 5.00%, 10/1/2027	175	177
Series A, Rev., 5.00%, 10/1/2028	1,340	1,361
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	43

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 5.00%, 10/1/2029	155	157
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	766
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.90%, 3/6/2026 (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	244
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	101
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	100	104
Series 2019B, Rev., 5.00%, 7/1/2027 (b)	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	117
Series 2018A, COP, 5.00%, 11/1/2026	630	642
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,889
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,485
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (d)	2,600	2,615
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e)	3,500	3,538
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	55	56
Series 2017A, Rev., 5.00%, 10/1/2026	70	71
Series 2016A, Rev., 5.00%, 10/1/2027	70	71
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,401
Series 2019A, Rev., 5.00%, 10/1/2027	215	224
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,872
Series 2016A, Rev., 5.00%, 10/1/2028	900	914
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	779
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (d)	10,000	10,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	78
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
Lee County School Board (The) Series 2020A, COP, 5.00%, 8/1/2026	260	263
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	210	211
Series 2016A, Rev., 5.00%, 7/1/2028	100	101
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	510	518
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	51
Orange County School Board
Series 2016B, COP, 5.00%, 8/1/2026	50	51
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,225	4,274
Series 2016B, COP, 5.00%, 8/1/2027	55	56
Series 2017B, COP, 5.00%, 8/1/2027	2,190	2,272
Series 2017C, COP, 5.00%, 8/1/2028	85	90
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2018A, COP, 5.00%, 8/1/2026	630	637
Series 2022B, COP, 5.00%, 8/1/2026	190	192
Series 2017A, COP, 5.00%, 8/1/2027	180	187
Series 2018B, COP, 5.00%, 8/1/2027	400	416
Series 2018C, COP, 5.00%, 8/1/2029	115	123
Palm Beach County Solid Waste Authority Series 2015, Rev., 5.00%, 10/1/2026	80	81
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	80	83
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,328
Series 2012A, COP, 4.00%, 8/1/2028	150	150
School District of Broward County, Florida Certificates of Participation Series A, COP, 5.00%, 7/1/2028	75	76
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	110	110
State of Florida Board of Education, Public Education Capital Outlay
Series 2016B, GO, 5.00%, 6/1/2026	85	86
Series 2023A, GO, 5.00%, 6/1/2026	200	201
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	105	112
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,077
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay Series 2020A, GO, 5.00%, 6/1/2027	105	109
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	125	126
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	235
Total Florida		61,008
Georgia — 0.3%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	26
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,563
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	210	215
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Rev., 5.00%, 7/1/2026 (b)	110	111
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,061
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	25
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,282
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,024
Total Georgia		7,730
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	275	285
Series 2025G, Rev., 5.00%, 1/1/2029	475	503
Total Guam		788
Hawaii — 0.0% ^
City and County Honolulu Series D, GO, 5.00%, 9/1/2026	70	71
City and County Honolulu Wastewater System Series A, Rev., 4.00%, 7/1/2026	20	20
City and County of Honolulu Series 2022A, GO, 5.00%, 11/1/2026	120	122
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	50
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	78
Series FH, GO, 5.00%, 10/1/2028	70	71
Total Hawaii		412
Illinois — 1.7%
Board of Trustees of the University of Illinois (The)
Series 2023A, Rev., 5.00%, 4/1/2026	1,550	1,553
Series 2023A, Rev., 5.00%, 4/1/2027	205	211
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,029
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	40	41
City of Springfield Electric, Senior Lien, Rev., 5.00%, 3/1/2030	1,870	2,044
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	230	233
Series 2021A, GO, 5.00%, 11/15/2026	205	209
Series 2016A, GO, 5.00%, 11/15/2027	2,800	2,851
Series 2016A, GO, 5.00%, 11/15/2028	45	46
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033	10	10
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2027	240	246
Series 2019, Rev., 5.00%, 7/1/2027	250	260
Series 2020, Rev., 5.00%, 7/1/2027	40	42
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	83
Illinois Finance Authority, Northwestern University Series 2017A, Rev., 5.00%, 7/15/2026	270	273
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.58%, 3/12/2026 (c)	2,375	2,372
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	148
Illinois Finance Authority, State Clean Water Initiative Series 2017, Rev., 5.00%, 7/1/2027	20	20
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,145	1,159
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	106
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	2,065	2,124
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2027	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	555	568
Series 2019C, Rev., 5.00%, 1/1/2027	165	169
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	79
Series 2019C, Rev., 5.00%, 1/1/2029	400	431
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	178
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,206
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	294
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,756
State of Illinois
GO, 5.50%, 5/1/2026	5,000	5,026
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,069
Series 2017D, GO, 5.00%, 11/1/2026	1,170	1,190
Series 2016, GO, 5.00%, 2/1/2027	150	154
Series 2021B, GO, 5.00%, 3/1/2027	125	128
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	93
Series 2018A, GO, 5.00%, 10/1/2027	200	208
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,210
Series 2022B, GO, 5.00%, 3/1/2028	50	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,353
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,090
Series 2017A, GO, 5.00%, 12/1/2028	90	94
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	400	422
Series 2017C, GO, 5.00%, 11/1/2029	30	31
Series 2021A, GO, 5.00%, 12/1/2029	85	93
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Series 2021A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	25
Total Illinois		42,462
Indiana — 1.2%
City of Indianapolis, Department of Public Utilities Water System
Series 2016B, Rev., 5.00%, 10/1/2026	60	61
Series 2018A, Rev., 5.00%, 10/1/2026	80	81
City of Indianapolis, Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2027	45	47
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage Series 2020B, Rev., 4.00%, 7/15/2026	235	236
Indiana Finance Authority Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	2,065	2,092
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	105	110
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (d)	2,100	2,211
Series 2025D-1, Rev., 5.00%, 10/1/2029 (d)	1,500	1,619
Series 2023B-2, Rev., 5.00%, 7/1/2030 (d)	520	569
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	72
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2027	40	40
Series 2016C, Rev., 5.00%, 1/1/2028	30	30
Series 2016C, Rev., 5.00%, 1/1/2029	185	187
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project Series 2025C, Rev., 5.00%, 1/15/2028	2,305	2,419
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	36
Total Indiana		29,831
Iowa — 1.1%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	11,900	11,947
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 1.90%, 3/11/2026 (d)	15,200	15,200
Iowa Finance Authority, State Revolving Fund Series 2016, Rev., 5.00%, 8/1/2026	95	96
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,014
Total Iowa		29,257
Kansas — 0.6%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,002
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (d)	5,600	5,982
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	63
State of Kansas Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,000	2,086
Series 2025A, Rev., 5.00%, 9/1/2028	3,000	3,210
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	229
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		15,574
Kentucky — 0.7%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,271
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,017
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	107
Series B, Rev., 5.00%, 11/1/2027	1,000	1,018
Series B, Rev., 5.00%, 11/1/2028	355	362
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,047
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	500	515
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	272
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	88
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,071
Kentucky State Property and Building Commission, Project No. 133 Series B, Rev., 5.00%, 9/1/2027	2,250	2,345
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2026	90	91
Series B, Rev., 5.00%, 7/1/2027	125	130
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,945
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2027	75	76
Series 2020D, Rev., 5.00%, 10/1/2029 (d)	2,000	2,151
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		16,637
Louisiana — 0.4%
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	76
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	530	534
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026	80	80
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	1,700	1,771
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	701
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,714
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,096
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (d)	4,000	4,000
Total Louisiana		9,992
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	252
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025B, GO, BAN, 4.00%, 12/15/2026	7,500	7,597
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,000	1,091
Rev., 5.00%, 7/1/2030	1,000	1,116
State of Maine Series 2022B, GO, 5.00%, 6/1/2026	65	65
Total Maine		10,142
Maryland — 0.6%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2027	85	87
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	46
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	77
County of Prince George's Series 2025A, GO, 5.00%, 8/1/2027	2,240	2,332
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/2/2026 (d)	5,000	5,000
State of Maryland Series 2021A, GO, 5.00%, 8/1/2026	1,430	1,447
State of Maryland Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026	250	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
State of Maryland Department of Transportation, Second Issue Series 2018, Rev., 5.00%, 10/1/2027	50	51
State of Maryland, State and Local Facilities Loan of 2021 Series 2021A, GO, 5.00%, 3/1/2026	7,000	7,000
University System of Maryland
Series 2017A, Rev., 5.00%, 4/1/2026	40	40
Series 2019B, Rev., 5.00%, 4/1/2026	35	35
Series 2019C, Rev., 5.00%, 4/1/2027	100	103
Total Maryland		16,494
Massachusetts — 3.4%
City of Boston Series 2015B, GO, 5.00%, 4/1/2026	50	50
City of Brockton, GO, BAN, 5.00%, 10/8/2026	2,075	2,107
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	11,500	11,602
City of Springfield, GO, BAN, 4.25%, 5/1/2026	6,000	6,017
Commonwealth of Massachusetts Series C, GO, A.G., 5.25%, 11/1/2026	50	51
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	41
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2029	2,000	2,215
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026	3,000	3,038
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (d)	10,000	10,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2026	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029	220	222
Massachusetts School Building Authority, Dedicated Sales Tax Series 2016B, Rev., 5.00%, 11/15/2026 (b)	135	138
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	5,000	5,023
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	5,700	5,764
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,000	2,005
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	5,500	5,513
Town of Hatfield, GO, BAN, 4.00%, 7/14/2026	4,000	4,025
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	2,000	2,013
Town of Orange, GO, BAN, 4.00%, 12/17/2026	2,900	2,939
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	3,000	3,000
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	3,400	3,408
Town of Westford, GO, BAN, 4.25%, 4/30/2026	11,000	11,033
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	2,000	2,004
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	4,000	4,018
Total Massachusetts		86,276
Michigan — 3.0%
Fulton School District, Unlimited Tax
GO, A.G., 4.00%, 5/1/2026	220	221
GO, A.G., 4.00%, 5/1/2027	210	214
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	215	217
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Series 2018A, Rev., 5.00%, 7/1/2028	100	106
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,302
Rev., 5.00%, 11/15/2027	760	772
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	146
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,149
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority Series 2016I, Rev., 5.00%, 10/15/2030	1,000	1,017
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 1.98%, 3/11/2026 (d)	17,000	17,000
Series 2016I, Rev., 5.00%, 4/15/2026	75	75
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,344
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,751
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	9,003
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	83
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,306
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Portage Public Schools, Unlimited Tax School Building and Site, GO, 5.00%, 11/1/2031	1,395	1,401
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.03%, 3/2/2026 (d) (e)	31,410	31,410
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55	55
University of Michigan, Rev., 5.00%, 4/1/2026 (b)	50	50
Total Michigan		75,726
Minnesota — 0.3%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	140	141
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	314
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	51
Series A, Rev., 5.00%, 1/1/2029	35	36
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	80	82
Minnesota Health and Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026	30	30
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,285	1,322
Series 2019B, GO, 5.00%, 8/1/2027	35	36
State of Minnesota, Various Purpose Series 2025D, GO, 5.00%, 8/1/2027	5,000	5,206
Total Minnesota		7,218
Mississippi — 0.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 2.00%, 3/2/2026 (d)	15,000	15,000
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2027	2,500	2,592
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,615
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	511
Total Mississippi		19,718
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	49

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — 1.7%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017C, Rev., 5.00%, 9/1/2028	175	181
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	245
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,074
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,751
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,056
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.03%, 5/1/2026 (d)	5,500	5,514
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	43
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.00%, 3/2/2026 (d)	14,700	14,700
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	70	70
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	700	748
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028	9,100	9,660
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	7,250	7,255
Total Missouri		43,423
Nebraska — 0.1%
Nebraska Public Power District
Series 2016A, Rev., 5.00%, 1/1/2027	60	60
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,940
Total Nebraska		2,225
Nevada — 0.5%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027	685	705
Clark County School District, Limited Tax
Series 2021C, GO, 5.00%, 6/15/2026	75	76
Series 2016B, GO, 5.00%, 6/15/2027	80	82
Series 2017A, GO, 5.00%, 6/15/2027	190	197
Series 2018A, GO, 5.00%, 6/15/2027	150	155
Series 2025B, GO, 5.00%, 6/15/2027	7,680	7,956
Series 2015D, GO, 5.00%, 6/15/2028	140	140
Series 2017A, GO, 5.00%, 6/15/2028	115	119
Series 2018A, GO, 5.00%, 6/15/2029	60	64
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,021
Series 2018B, GO, 5.00%, 12/1/2026	50	51
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2027	165	171
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2026	50	50
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	1,500	1,525
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	88
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Total Nevada		12,452
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,518
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		2,549
New Jersey — 11.8%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., A.G., 5.00%, 7/1/2026	100	101
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025A, Rev., GTD, 4.00%, 5/21/2026	14,000	14,051
Rev., GTD, 4.00%, 10/14/2026	7,000	7,071
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	8,500	8,526
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	8,500	8,511
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	2,000	2,001
Borough of Point Pleasant Beach, GO, BAN, 4.00%, 11/6/2026	4,000	4,044
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026	3,900	3,947
Burlington County Bridge Commission, Government Leasing Program Series 2025D, Rev., 4.00%, 12/9/2026	9,885	10,010
City of Asbury Park, Transportation Sewer Utility Series 2026A, GO, BAN, 4.00%, 1/12/2027	5,000	5,066
City of East Orange, GO, BAN, 4.00%, 10/14/2026	8,400	8,487
City of Jersey City
Series 2025A, GO, BAN, 4.00%, 7/8/2026	6,500	6,538
Series 2025C, GO, BAN, 4.00%, 10/20/2026	13,400	13,540
City of Sea Isle City, GO, BAN, 4.00%, 10/15/2026	5,000	5,055
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026	4,800	4,846
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 3/17/2026	5,500	5,505
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	10,000	10,050
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	4,500	4,519
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	2,000	2,035
Monmouth County Improvement Authority (The), Rev., GTD, 4.00%, 3/13/2026	15,525	15,532
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	907
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	47
Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,469
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,537
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,450
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (d)	4,535	4,575
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.95%, 6/2/2026 (d)	9,000	9,047
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,320
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	460	463
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,875	1,890
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,500	3,094
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,024
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026	350	355
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,015
Series 2020A, GO, 5.00%, 6/1/2027	110	114
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	335	337
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,100
Series 2018A, Rev., 5.00%, 6/1/2029	280	295
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	4,300	4,328
Township of Edison, GO, BAN, 4.00%, 11/5/2026	10,000	10,117
Township of Hamilton, GO, BAN, 4.00%, 10/7/2026	18,000	18,183
Township of Hillside, GO, BAN, 4.00%, 12/15/2026	3,700	3,743
Township of Livingston, GO, BAN, 4.00%, 12/3/2026	5,000	5,068
Township of Logan, GO, BAN, 4.00%, 10/2/2026	7,900	7,976
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	6,000	6,020
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	4,000	4,042
Township of Montville, GO, BAN, 4.00%, 11/3/2026	6,000	6,070
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of Parsippany-Troy Hills, GO, BAN, 4.00%, 10/27/2026	12,000	12,139
Township of Piscataway, GO, BAN, 4.00%, 10/29/2026	10,000	10,118
Township of Washington, GO, BAN, 4.25%, 7/2/2026	2,500	2,514
Township of Wayne, GO, 4.00%, 10/28/2026	2,500	2,529
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	10,000	10,117
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	22,000	22,226
Total New Jersey		299,060
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	50	51
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2021A, Rev., 5.00%, 6/15/2026	1,000	1,008
Series 2018A, Rev., 5.00%, 6/15/2027	70	73
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project, Rev., 2.92%, 9/1/2026 (d) (f)	1,075	1,075
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2027	45	47
Series 2021A, Rev., 5.00%, 7/1/2028	65	69
State of New Mexico, Capital Projects, GO, 5.00%, 3/1/2026	45	45
Total New Mexico		2,368
New York — 12.8%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	10,000	10,050
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	3,000	3,017
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	3,500	3,518
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	6,000	6,030
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,221
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,014
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	85	86
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2014 Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (d)	25,000	25,000
City of New York, Fiscal Year 2017 Series 2014I, Subseries I-3, GO, 5.00%, 8/1/2028	745	763
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	120	121
Series 2019E, GO, 5.00%, 8/1/2027	135	141
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	202
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	180	183
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	876
City of New York, Fiscal Year 2025
Series 2025F, GO, 5.00%, 8/1/2026	1,065	1,078
Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,068
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	3,500	3,909
City of Utica, GO, BAN, 4.00%, 1/22/2027	10,000	10,117
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	5,000	5,025
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	20,000	20,105
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	6,000	6,031
Depew Union Free School District, GO, BAN, 4.00%, 10/28/2026	9,000	9,106
Empire State Development Corp., State Personal Income Tax Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2016A, Rev., 5.00%, 3/15/2026 (b)	25	25
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000	3,015
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,800	10,854
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	5,000	5,024
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	4,000	4,020
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,014
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	5,000	5,022
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Long Island Power Authority, Electric System Series 2023F, Rev., 5.00%, 9/1/2027	20	21
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,014
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	2,000	2,009
Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 2.89%, 3/2/2026 (c)	200	199
Monticello Central School District, GO, BAN, 4.00%, 6/26/2026	1,800	1,808
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (d)	17,000	17,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 3/2/2026 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	96
Series 2017A-1, Rev., 5.00%, 5/1/2029	25	25
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	82
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	21
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2021 Subseries A-1, Rev., 5.00%, 11/1/2026	40	41
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	3,265	3,461
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,173
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,097
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,199
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2029	1,750	1,924
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,572
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (d)	10,000	10,000
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,017
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,151
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500	2,616
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000	1,074
New York State Dormitory Authority, State Personal Income Tax
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	185
Series 2021E, Rev., 5.00%, 3/15/2028	205	217
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	20	20
Series 2025C, Rev., 5.00%, 3/15/2031	3,100	3,528
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	86
Series 2016A, Rev., 5.00%, 3/15/2028	35	36
New York State Dormitory Authority, Touro College and University System, Rev., 5.00%, 1/3/2028 (b)	615	646
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (d)	2,000	2,014
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	2,500	2,513
Series 2025B, GO, BAN, 4.25%, 7/17/2026	2,500	2,515
Pembroke Central School District, GO, BAN, 3.75%, 12/11/2026	5,000	5,054
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,350
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	5,000	5,024
Ridge Road Fire District, GO, BAN, 4.00%, 10/21/2026	2,300	2,322
Sherman Central School District, GO, BAN, 4.25%, 6/24/2026	5,400	5,426
Town of Amherst, GO, BAN, 4.00%, 10/28/2026	6,100	6,171
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	3,800	3,844
Town of Milton, GO, BAN, 4.00%, 7/24/2026	3,500	3,513
Triborough Bridge and Tunnel Authority
Series 2025A, Rev., BAN, 5.00%, 5/15/2026	21,900	22,027
Series A, Rev., 5.00%, 11/15/2026	75	77
Series A, Rev., 5.00%, 11/15/2027	50	52
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,061
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	3,000	3,013
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	10,000	10,050
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	1,500	1,508
Total New York		325,069
North Carolina — 0.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,070
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	85	86
County of Guilford Series 2017, GO, 4.00%, 3/1/2026	115	115
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	204
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,650
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	35
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.90%, 3/2/2026 (d)	9,500	9,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
North Carolina Municipal Power Agency No. 1
Series 2016A, Rev., 5.00%, 1/1/2028	265	268
Series 2016A, Rev., 5.00%, 1/1/2029	250	252
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026	175	178
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2026	135	136
State of North Carolina
Series 2016A, GO, 5.00%, 6/1/2026	50	50
Series 2018A, GO, 5.00%, 6/1/2026	50	50
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	542
Total North Carolina		14,136
Ohio — 6.5%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	105
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	338
Central Ohio Solid Waste Authority, GO, BAN, 4.00%, 10/28/2026	3,000	3,032
City of Cleveland, various Purpose, GO, BAN, 4.00%, 12/9/2026	3,000	3,039
City of Columbus, Various Purpose, Unlimited Tax
Series 2025A, GO, 5.00%, 10/1/2026	3,450	3,508
Series 2025A, GO, 5.00%, 10/1/2027	1,100	1,150
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,849
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,179
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/15/2026	3,600	3,648
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	6,000	6,043
City of Hudson, Limited Tax, GO, BAN, 4.00%, 12/11/2026	15,300	15,509
City of Strongsville, First Station Construction, GO, 4.00%, 12/9/2026	1,500	1,519
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026	125	126
County of Allen Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	300	311
County of Cuyahoga Series 2020D, Rev., 5.00%, 12/1/2026	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2026	4,220	4,299
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
COP, 5.00%, 12/1/2027	575	600
County of Franklin, CHE Trinity Health Credit Group Series 2013OH, Rev., 2.62%, 5/1/2026 (d)	1,750	1,750
County of Hamilton Sales Tax
Rev., BAN, 5.00%, 12/1/2026	18,200	18,548
Series 2016A, Rev., 5.00%, 12/1/2029	110	112
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	20
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	305	317
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/12/2026	3,200	3,221
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	429
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000	2,017
Monroe Local School District, GO, BAN, 4.00%, 12/2/2026	3,200	3,237
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	2,000	2,000
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	122
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio State University (The)
Series 2023A-1, Rev., VRDO, 1.70%, 3/11/2026 (d)	25,000	25,000
Series 2021A, Rev., 5.00%, 12/1/2026	225	230
State of Ohio Series 2017V, GO, 5.00%, 10/1/2026	100	102
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project
Series 2016C, Rev., 5.00%, 12/1/2026	45	46
Series 2025A, Rev., 5.00%, 12/1/2027	1,000	1,050
Series 2025A, Rev., 5.00%, 12/1/2028	2,700	2,906
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/2/2026 (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	115	117
Series 2017B, GO, 5.00%, 9/15/2026	50	51
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,873
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,375
State of Ohio, Higher Education
Series 2025C, GO, 5.00%, 11/1/2027	7,560	7,927
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,671
State of Ohio, Infrastructure Improvement
Series 2020B, GO, 5.00%, 8/1/2026	4,000	4,048
Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,439
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,298
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2025A, Rev., 5.00%, 2/1/2028	2,000	2,105
Series 2025A, Rev., 5.00%, 2/1/2029	1,100	1,187
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,008
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026	20	20
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	25
Series 2019A, Rev., 5.00%, 6/1/2027	85	88
Total Ohio		166,677
Oklahoma — 0.7%
Canadian County Independent School District No. 69 Mustang Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,587
City of Oklahoma City
GO, 5.00%, 3/1/2027	2,600	2,672
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,028
GO, 5.00%, 3/1/2028	1,470	1,554
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,372
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	65
Series 2016A, Rev., 5.00%, 6/1/2027	60	61
Series 2016A, Rev., 5.00%, 6/1/2029	30	30
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	66
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026	250	253
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,896
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	5,400	5,574
Total Oklahoma		17,564
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,556
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026	225	230
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,540
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	30
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	105
Total Oregon		5,461
Pennsylvania — 4.5%
Allegheny County Higher Education Building Authority, Robert Morris University, Rev., 5.00%, 10/15/2027 (b)	570	595
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2026	90	90
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2026	2,500	2,504
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	45	45
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	79
Allegheny County Sanitary Authority, Sewer Series 2020A, Rev., 5.00%, 6/1/2026	675	680
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	50	50
Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	1,800	1,803
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	57
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	304
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	365	377
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2027	1,000	1,034
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Rev., 5.00%, 6/1/2028	1,825	1,933
Rev., 5.00%, 6/1/2029	3,550	3,753
Rev., 5.00%, 6/1/2030	2,200	2,322
Commonwealth of Pennsylvania
Series 2025B, GO, 5.00%, 8/15/2026	1,925	1,951
Series 1ST, GO, 5.00%, 9/15/2026	825	838
Series 2018A, COP, 5.00%, 7/1/2027	405	419
Series 2016, GO, 5.00%, 9/15/2027	775	787
Series 2025A, GO, 5.00%, 8/15/2028	11,000	11,752
Series 2025B, GO, 5.00%, 8/15/2028	3,750	4,006
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	20	20
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana, GO, 3.00%, 12/15/2026	435	437
County of Luzerne
GO, A.G., 5.00%, 6/15/2026	1,550	1,562
GO, A.G., 5.00%, 6/15/2027	1,000	1,034
GO, A.G., 5.00%, 6/15/2028	1,900	2,021
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (b)	1,640	1,694
Delaware Valley Regional Finance Authority, Local Government Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,240	1,329
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	8,700	8,808
Series 2017A-2, Rev., 5.00%, 2/15/2029	675	691
Series 2020C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,078
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	1,600	1,733
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	20
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	66
Series 2016, Rev., 5.00%, 3/15/2027	55	56
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., AMT, 3.00%, 5/1/2026 (d)	1,500	1,500
Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (d)	7,000	7,005
Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (d)	2,900	2,909
Pennsylvania Higher Educational Facilities Authority Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	36
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/11/2026 (d)	35,000	35,000
Series 2020B, Rev., 5.00%, 12/1/2026	400	408
Series 2021C, Rev., 5.00%, 12/1/2026	100	102
Series 2019A, Rev., 4.00%, 12/1/2027	215	222
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	101
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,381
Series 2016B, Rev., 5.00%, 6/1/2029	75	76
Series 2017, Rev., 5.00%, 12/1/2029	50	52
Pennsylvania Turnpike Commission Oil Franchise Tax Series B, Rev., 5.00%, 12/1/2028	485	495
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	2,000	2,013
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2028	200	214
Series 2019, Rev., 5.00%, 10/1/2029	75	82
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	300	305
Series 14TH, Rev., 5.00%, 10/1/2029	325	330
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,014
Series 2019A, GO, 5.00%, 9/1/2028	70	74
Series F, GO, 5.00%, 9/1/2028	5,000	5,068
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	83
Series 2017, Rev., 5.00%, 6/1/2029	300	310
Township of East Coventry, GO, 3.00%, 12/1/2026	275	276
Wyalusing Area School District, GO, 3.00%, 4/1/2026	300	300
Total Pennsylvania		115,502
Rhode Island — 0.6%
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2026	115	116
Series 2016B, Rev., 5.00%, 6/15/2027	340	343
Series 2020A, Rev., 5.00%, 5/15/2028	280	296
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — continued
Series 2016B, Rev., 5.00%, 6/15/2029	440	443
Town of South Kingstown Series 2025-1, GO, BAN, 4.00%, 6/25/2026	15,000	15,076
Total Rhode Island		16,274
South Carolina — 1.7%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	5,900	6,562
Fort Mill School District No. 4 Series 2025A, GO, BAN, SCSDE, 4.25%, 3/2/2026	6,200	6,200
Horry County School District, GO, SCSDE, 5.00%, 3/1/2026	3,500	3,500
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (d)	2,000	2,207
South Carolina Jobs-Economic Development Authority, Custodial Receipts CR 086, Rev., 5.00%, 8/15/2026 (b) (e)	1,000	1,011
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (d) (e)	2,500	2,507
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	2,500	2,632
South Carolina State Housing Finance and Development Authority
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2028 (f)	1,055	1,123
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2028 (f)	1,085	1,173
Spartanburg County School District No. 7, GO, BAN, SCSDE, 4.00%, 10/15/2026	16,000	16,168
Total South Carolina		43,083
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	130	133
Tennessee — 0.8%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	6,000	6,421
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,562	3,953
Lewisburg Industrial Development Board, Solid Waste Disposal Waste Management, Inc. of Tennessee Project, Rev., AMT, 3.00%, 5/1/2026 (d)	1,750	1,750
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, HV Land Co. Apartments, Rev., 3.35%, 12/1/2026 (d)	3,450	3,456
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Stone Bridge Lofts Project Series 2022C, Rev., 3.35%, 4/1/2026	1,700	1,701
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (d)	1,000	1,018
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	26
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027	300	303
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (d)	2,000	2,173
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	354
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series A, Rev., 5.00%, 11/1/2026	65	66
Total Tennessee		21,221
Texas — 8.4%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027	75	77
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,580	1,582
Austin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Board of Regents of the University of Texas System
Series 2016B, Rev., 5.00%, 8/15/2026	45	46
Series 2016D, Rev., 5.00%, 8/15/2026	300	304
Series 2016J, Rev., 5.00%, 8/15/2026	25	25
Series 2021A, Rev., 5.00%, 8/15/2027	95	99
Burleson Independent School District, GO, PSF-GTD, 5.00%, 8/1/2027	2,375	2,471
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	3,355	3,374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Austin Water and Wastewater System
Rev., 5.00%, 11/15/2026 (b)	180	183
Rev., 5.00%, 11/15/2026	250	255
Series 2022, Rev., 5.00%, 11/15/2026	300	306
Rev., 5.00%, 11/15/2027 (b)	15	16
Rev., 5.00%, 11/15/2028	265	278
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,076
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	51
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	230
Series 2017, Rev., 5.00%, 12/1/2028	125	128
City of Fort Worth
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	90	90
GO, 5.00%, 3/1/2027	1,000	1,029
GO, 5.00%, 3/1/2029	3,000	3,249
City of Fort Worth Water and Sewer System Series 2020A, Rev., 5.00%, 2/15/2027	165	170
City of Fort Worth, General Obligation, GO, 5.00%, 3/1/2026	30	30
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	77
City of Garland, Electric Utility System Series 2019A, Rev., 5.00%, 3/1/2026	1,650	1,650
City of Georgetown, Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	73
City of Houston
Series 2017A, GO, 5.00%, 3/1/2026	30	30
Rev., TRAN, 5.00%, 6/30/2026	11,700	11,805
Series 2017A, GO, 5.00%, 3/1/2028	265	272
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	67
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2027	1,250	1,281
Series 2025B, Rev., AMT, 5.25%, 7/15/2028	1,000	1,043
City of Houston Combined Utility System, First Lien Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Airport System, Subordinate Lien
Series 2020B, Rev., 5.00%, 7/1/2026	35	35
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	32
Series 2018B, Rev., 5.00%, 7/1/2030	85	90
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024A, Rev., 5.00%, 11/15/2026	1,000	1,020
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,017
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	105	108
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	251
Series 2018, Rev., 5.00%, 4/15/2027	480	495
Series 2021, Rev., 5.00%, 4/15/2028	50	53
City of San Antonio, GO, 5.00%, 2/1/2027	2,120	2,177
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,947
Series 2025B, Rev., 5.00%, 2/1/2027	2,000	2,052
Rev., 5.00%, 2/1/2030	1,355	1,369
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029	1,125	1,216
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	505	518
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027	145	151
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2027	2,000	2,052
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029	985	1,075
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2026 (b)	1,050	1,058
Series 2017, GO, 5.00%, 6/15/2027	2,000	2,015
County of Dallas, GO, 5.00%, 8/15/2026	35	35
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	90
Series A, GO, 5.00%, 3/1/2028	95	95
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	947
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	270	274
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	125
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2026	30	30
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	81
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2028	3,600	3,798
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,538
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2019, Rev., 5.00%, 12/1/2026	75	77
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	315
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020A, Rev., 5.00%, 11/1/2027	65	68
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,047
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,340
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	3,000	3,266
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,547
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	2,345	2,389
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (d)	5,250	5,615
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,368
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 3/23/2026	25	25
Irving Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	2,850	2,929
GO, PSF-GTD, 5.00%, 2/15/2029	2,000	2,163
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,002
Lake Travis Independent School District, GO, PSF-GTD, 5.00%, 2/15/2028	2,000	2,111
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	836
GO, PSF-GTD, 5.00%, 8/15/2027	2,000	2,083
GO, PSF-GTD, 5.00%, 8/15/2028	2,250	2,406
GO, PSF-GTD, 5.00%, 8/15/2029	1,750	1,916
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2023A, Rev., A.G., 5.00%, 5/15/2026	890	895
Series 2019, Rev., 5.00%, 5/15/2027	245	253
Series 2021, Rev., 5.00%, 5/15/2027	75	78
Series 2022, Rev., 5.00%, 5/15/2027	85	88
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	21
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	62
Series 2019, Rev., 5.00%, 5/15/2028	80	85
Series 2022, Rev., 5.00%, 5/15/2028	275	292
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028	255	263
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029	1,000	1,074
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.00%, 5/1/2026 (d)	1,750	1,750
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,815
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	77
Series 2016, Rev., 5.00%, 12/15/2028	530	541
Series 2016, Rev., 5.00%, 12/15/2029	190	194
North Texas Tollway Authority, Second Tier
Series 2019B, Rev., 5.00%, 1/1/2027	75	77
Series 2019B, Rev., 5.00%, 1/1/2029	215	232
Permanent University Fund - Texas A&M University System Series 2017A, Rev., 5.00%, 7/1/2027	80	83
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,597
GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,949
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	330
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	545
State of Texas, GO, 5.00%, 10/1/2026	750	763
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,501
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,568
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,703
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,290
GO, 5.00%, 10/1/2030	1,200	1,347
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/11/2026 (d)	9,020	9,020
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/11/2026 (d)	4,155	4,155
State of Texas, Water Financial Assistance
Series 2018B-3, GO, 5.00%, 8/1/2026 (b)	50	51
Series 2021B, GO, 4.00%, 8/1/2029	410	410
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	106
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2016 A, Rev., 5.00%, 5/15/2026	1,000	1,005
Series 2026F, Rev., 5.00%, 5/1/2030 (d)	3,000	3,289
Series 2022F, Rev., 5.00%, 11/15/2030 (d)	1,100	1,205
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project Series 2024B, Rev., VRDO, LOC : Barclays Bank plc, 1.60%, 3/2/2026 (d)	25,000	25,000
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (d)	8,835	9,558
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (d)	15,000	15,000
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Texas Department of Transportation State Highway Fund Series 2016-A, Rev., 5.00%, 10/1/2026	100	102
Texas Department of Transportation State Highway Fund, First Tier
Rev., 5.25%, 4/1/2026	25	25
Series 2015, Rev., 5.00%, 10/1/2026	55	56
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,341
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	12,260	13,190
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Public Finance Authority, Rev., 5.00%, 2/1/2027	25	26
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	409
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2026	150	150
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	140	142
Tomball Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	632
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax, GO, 4.00%, 5/1/2026	280	281
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	205	207
Series 2019, Rev., 5.00%, 8/1/2026	100	101
Series 2017, Rev., 5.00%, 8/1/2029	25	26
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017C, Rev., 5.00%, 2/15/2028	40	40
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	200	206
Total Texas		212,750
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	25
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	1,710	1,904
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	201
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2026	75	76
Total Utah		2,206
Virginia — 2.4%
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	71
City of Richmond
Series 2017D, GO, 5.00%, 3/1/2026	25	25
Series 2017D, GO, 5.00%, 3/1/2027	30	31
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	40	40
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2026 (b)	1,000	1,005
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 1.92%, 3/11/2026 (d)	22,000	22,000
Hampton Roads Sanitation District Series 2016A, Rev., 5.00%, 8/1/2026 (b)	50	51
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	9,000	9,085
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (d)	1,000	1,019
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC : Truist Bank, 2.00%, 3/2/2026 (d)	15,000	15,000
Virginia College Building Authority Series 2023A, Rev., 5.00%, 2/1/2028	50	53
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2020A, Rev., 5.00%, 2/1/2027	125	128
Series 2017A, Rev., 5.00%, 9/1/2027	50	52
Virginia Commonwealth Transportation Board, Rev., GAN, 5.00%, 3/15/2027	70	72
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2026	75	75
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026	20	20
Rev., GAN, 5.00%, 9/15/2028	750	783
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	4,700	4,735
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	852
Series 2020B, Rev., 5.00%, 8/1/2027	25	26
Winchester Economic Development Authority, Valley Health System Obligated Group Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (d)	5,000	5,000
Total Virginia		60,123
Washington — 1.3%
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,637
County of King Sewer Series 2025A, Rev., 5.00%, 7/1/2027	1,600	1,662
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
County of King, Limited Tax Series 2025B, GO, 5.00%, 6/1/2028	3,075	3,269
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,622
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2026	2,420	2,443
Series 2017-A, Rev., 5.00%, 7/1/2027	250	260
Series 2020A, Rev., 5.00%, 7/1/2027	85	88
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,038
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,880
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,664
Energy Northwest, Project 3 Electric Series 2024B, Rev., 5.00%, 7/1/2028	130	139
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	47
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2026	60	61
Series 2016, Rev., 5.00%, 2/1/2027	465	467
Series C, Rev., AMT, 5.00%, 4/1/2027	1,400	1,402
Series A, Rev., 5.00%, 5/1/2027	45	46
Series 2022A, Rev., 5.00%, 8/1/2027	250	260
Rev., 5.00%, 2/1/2028	165	165
Series 2022A, Rev., 5.00%, 8/1/2028	145	155
Series 2016, Rev., 5.00%, 2/1/2029	155	155
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,970
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,095
State of Washington Motor Vehicle Fuel Tax
Series R-2021A, GO, 5.00%, 6/1/2027	125	129
Series R-2026B, GO, 5.00%, 7/1/2027	4,000	4,154
State of Washington, Various Purpose
Series R-2017A, GO, 5.00%, 8/1/2026	110	111
Series R-2018C, GO, 5.00%, 8/1/2026	50	51
Series 2020C, GO, 5.00%, 2/1/2027	55	56
Series 2021C, GO, 5.00%, 2/1/2027	30	31
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,355
Series 2018A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	88
Series R-2017A, GO, 5.00%, 8/1/2027	40	40
Series R-2018 D, GO, 5.00%, 8/1/2027	135	141
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (d)	1,000	1,001
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Rev., 5.00%, 12/1/2026 (b)	1,705	1,738
Total Washington		33,462
West Virginia — 0.4%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	120	125
Series 2017A, Rev., 5.00%, 9/1/2028	375	390
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 2.15%, 3/11/2026 (d)	9,100	9,100
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 6/1/2026	20	20
Total West Virginia		9,666
Wisconsin — 2.7%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	420
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	3,000	3,039
Public Finance Authority Series 2021C, Rev., 4.00%, 10/1/2030 (b) (d)	1,970	2,111
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (d)	1,000	1,037
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	170	170
State of Wisconsin
Series 2016-2, GO, 5.00%, 5/1/2026	50	50
Series 2017-2, GO, 5.00%, 11/1/2026	1,440	1,468
Series 2025-2, GO, 5.00%, 5/1/2027	2,000	2,067
Series 2025-2, GO, 5.00%, 5/1/2029	1,000	1,088
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,114
State of Wisconsin, Annual Appropriation Series 2019A, Rev., 5.00%, 5/1/2026 (b)	25	25
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2026	45	45
Series 2017-2, Rev., 5.00%, 7/1/2026	100	101
Series 2021A, Rev., 5.00%, 7/1/2026	20	20
Series 2025-1, Rev., 5.00%, 7/1/2029	2,000	2,186
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,118
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-4, Rev., 5.00%, 6/22/2029 (d)	2,700	2,902
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	517
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	4,605	4,623
Series 2016A, Rev., 5.00%, 11/15/2026	350	352
Series 2016A, Rev., 5.00%, 11/15/2028	595	598
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.05%, 3/2/2026 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 1.75%, 3/11/2026 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series B-2, Rev., 5.00%, 8/15/2026 (b) (d)	2,800	2,836
Total Wisconsin		67,887
Total Municipal Bonds (Cost $2,153,209)		2,163,503
	SHARES (000)
Short-Term Investments — 14.9%
Investment Companies — 14.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (g) (h) (Cost $379,885)	379,854	379,892
Total Investments — 100.0% (Cost $2,533,094)		2,543,395
Other Assets in Excess of Liabilities — 0.0% ^		139
NET ASSETS — 100.0%		2,543,534

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$448,432	$433,492	$787,225
Investments in affiliates, at value	43,458	31,041	44,215
Options purchased, at value	199	189	—
Cash	—	— (a)	—
Deposits at broker for futures contracts	267	263	279
Receivables:
Investment securities sold	116	—	201
Investment securities sold — delayed delivery securities	250	1,084	501
Fund shares sold	67	282	704
Interest from non-affiliates	4,382	4,697	9,510
Dividends from affiliates	69	55	75
Variation margin on futures contracts	37	36	33
Total Assets	497,277	471,139	842,743
LIABILITIES:
Payables:
Due to custodian	— (a)	—	— (a)
Investment securities purchased	230	—	2,917
Investment securities purchased — delayed delivery securities	7,946	1,080	2,575
Fund shares redeemed	45	107	1,219
Options written, at value	117	111	—
Accrued liabilities:
Investment advisory fees	82	79	97
Administration fees	14	14	8
Distribution fees	24	28	23
Service fees	15	13	38
Custodian and accounting fees	13	11	17
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	48	45	36
Total Liabilities	8,534	1,488	6,930
Net Assets	$488,743	$469,651	$835,813

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
NET ASSETS:
Paid-in-Capital	$497,705	$475,413	$886,106
Total distributable earnings (loss)	(8,962)	(5,762)	(50,293)
Total Net Assets	$488,743	$469,651	$835,813
Net Assets:
Class A	$110,674	$132,708	$113,098
Class C	4,834	9,002	1,437
Class I	197,100	165,392	402,502
Class R6	176,135	162,549	318,776
Total	$488,743	$469,651	$835,813
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,629	20,567	11,000
Class C	468	1,394	138
Class I	19,434	25,480	38,896
Class R6	17,373	25,055	30,821
Net Asset Value (a):
Class A — Redemption price per share	$10.41	$6.45	$10.28
Class C — Offering price per share (b)	10.31	6.45	10.40
Class I — Offering and redemption price per share	10.14	6.49	10.35
Class R6 — Offering and redemption price per share	10.14	6.49	10.34
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.82	$6.70	$10.52
Cost of investments in non-affiliates	$436,888	$424,070	$772,686
Cost of investments in affiliates	43,457	31,040	44,214
Cost of options purchased	117	111	—
Premiums received from options written	70	67	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$810,279	$2,163,503
Investments in affiliates, at value	43,227	379,892
Options purchased, at value	352	—
Cash	—	15
Deposits at broker for futures contracts	490	—
Receivables:
Investment securities sold	201	—
Investment securities sold — delayed delivery securities	2,523	—
Fund shares sold	836	5,280
Interest from non-affiliates	8,478	26,816
Dividends from affiliates	87	621
Variation margin on futures contracts	66	—
Due from adviser	—	32
Total Assets	866,539	2,576,159
LIABILITIES:
Payables:
Due to custodian	— (a)	—
Investment securities purchased	5,297	17,500
Investment securities purchased — delayed delivery securities	7,871	3,368
Fund shares redeemed	597	11,039
Options written, at value	207	—
Accrued liabilities:
Investment advisory fees	181	—
Administration fees	43	—
Distribution fees	53	29
Service fees	16	332
Custodian and accounting fees	14	48
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	93	309
Total Liabilities	14,372	32,625
Net Assets	$852,167	$2,543,534

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$903,883	$2,573,896
Total distributable earnings (loss)	(51,716)	(30,362)
Total Net Assets	$852,167	$2,543,534
Net Assets:
Class A	$262,952	$152,789
Class C	5,171	—
Class I	273,843	2,390,745
Class R6	310,201	—
Total	$852,167	$2,543,534
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	24,086	15,198
Class C	479	—
Class I	25,215	238,074
Class R6	28,565	—
Net Asset Value (a):
Class A — Redemption price per share	$10.92	$10.05
Class C — Offering price per share (b)	10.81	—
Class I — Offering and redemption price per share	10.86	10.04
Class R6 — Offering and redemption price per share	10.86	—
Class A maximum sales charge	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$11.35	$—
Cost of investments in non-affiliates	$784,375	$2,153,209
Cost of investments in affiliates	43,224	379,885
Cost of options purchased	207	—
Premiums received from options written	124	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	67

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$14,553	$15,544	$25,198
Interest income from affiliates	1	— (a)	1
Dividend income from affiliates	900	578	1,127
Total investment income	15,454	16,122	26,326
EXPENSES:
Investment advisory fees	1,241	1,231	2,012
Administration fees	310	308	604
Distribution fees:
Class A	255	293	255
Class C	40	51	11
Service fees:
Class A	255	293	255
Class C	13	17	4
Class I	361	393	959
Custodian and accounting fees	67	55	91
Interest expense to affiliates	1	2	1
Professional fees	61	64	67
Trustees’ and Chief Compliance Officer’s fees	26	26	27
Printing and mailing costs	21	27	25
Registration and filing fees	66	62	47
Transfer agency fees (See Note 2.I.)	10	15	13
Other	18	25	15
Total expenses	2,745	2,862	4,386
Less fees waived	(888)	(928)	(2,108)
Less expense reimbursements	(58)	(71)	—
Net expenses	1,799	1,863	2,278
Net investment income (loss)	13,655	14,259	24,048

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,494)	$(4,026)	$(541)
Investments in affiliates	— (a)	— (a)	— (a)
Options purchased	(225)	(225)	(7)
Futures contracts	250	252	391
Options written	156	156	—
Net realized gain (loss)	(2,313)	(3,843)	(157)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,516	6,290	11,265
Investments in affiliates	—	(1)	—
Options purchased	85	82	4
Futures contracts	43	41	38
Options written	(47)	(44)	—
Change in net unrealized appreciation/depreciation	8,597	6,368	11,307
Net realized/unrealized gains (losses)	6,284	2,525	11,150
Change in net assets resulting from operations	$19,939	$16,784	$35,198

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	69

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$32,899	$63,791
Interest income from affiliates	— (a)	2
Dividend income from affiliates	1,137	6,639
Total investment income	34,036	70,432
EXPENSES:
Investment advisory fees	2,379	3,549
Administration fees	595	1,775
Distribution fees:
Class A	626	463
Class C	49	—
Service fees:
Class A	626	463
Class C	16	—
Class I	665	5,453
Custodian and accounting fees	74	250
Interest expense to affiliates	— (a)	19
Professional fees	74	71
Trustees’ and Chief Compliance Officer’s fees	27	30
Printing and mailing costs	30	15
Registration and filing fees	127	—
Transfer agency fees (See Note 2.I.)	20	20
Other	30	33
Total expenses	5,338	12,141
Less fees waived	(1,336)	(7,580)
Net expenses	4,002	4,561
Net investment income (loss)	30,034	65,871

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(8,853)	$(252)
Investments in affiliates	— (a)	— (a)
Options purchased	(427)	—
Futures contracts	413	—
Options written	297	—
Net realized gain (loss)	(8,570)	(252)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	12,501	8,346
Options purchased	151	—
Futures contracts	77	—
Options written	(83)	—
Change in net unrealized appreciation/depreciation	12,646	8,346
Net realized/unrealized gains (losses)	4,076	8,094
Change in net assets resulting from operations	$34,110	$73,965

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,655	$10,062	$14,259	$12,248
Net realized gain (loss)	(2,313)	(557)	(3,843)	(149)
Change in net unrealized appreciation/depreciation	8,597	(1,588)	6,368	(2,430)
Change in net assets resulting from operations	19,939	7,917	16,784	9,669
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,159)	(3,002)	(3,990)	(3,722)
Class C	(138)	(189)	(195)	(245)
Class I	(4,831)	(2,601)	(5,422)	(4,188)
Class R6	(5,487)	(4,265)	(4,618)	(4,088)
Total distributions to shareholders	(13,615)	(10,057)	(14,225)	(12,243)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	105,065	72,833	74,490	21,474
NET ASSETS:
Change in net assets	111,389	70,693	77,049	18,900
Beginning of period	377,354	306,661	392,602	373,702
End of period	$488,743	$377,354	$469,651	$392,602
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,048	$22,794	$30,034	$24,437
Net realized gain (loss)	(157)	(6,902)	(8,570)	(6,087)
Change in net unrealized appreciation/depreciation	11,307	8,759	12,646	4,128
Change in net assets resulting from operations	35,198	24,651	34,110	22,478
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,664)	(2,126)	(8,978)	(8,593)
Class C	(30)	(35)	(194)	(216)
Class I	(11,574)	(10,524)	(10,175)	(9,178)
Class R6	(9,792)	(10,088)	(10,581)	(6,415)
Total distributions to shareholders	(24,060)	(22,773)	(29,928)	(24,402)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	30,227	(22,828)	169,021	(152,130)
NET ASSETS:
Change in net assets	41,365	(20,950)	173,203	(154,054)
Beginning of period	794,448	815,398	678,964	833,018
End of period	$835,813	$794,448	$852,167	$678,964
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$65,871	$57,673
Net realized gain (loss)	(252)	(1,316)
Distributions of capital gains received from investment company affiliates	—	— (a)
Change in net unrealized appreciation/depreciation	8,346	9,017
Change in net assets resulting from operations	73,965	65,374
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,735)	(4,968)
Class I	(61,006)	(52,742)
Total distributions to shareholders	(65,741)	(57,710)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	353,737	433,407
NET ASSETS:
Change in net assets	361,961	441,071
Beginning of period	2,181,573	1,740,502
End of period	$2,543,534	$2,181,573

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan California Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,357	$18,394	$41,832	$16,865
Distributions reinvested	3,093	2,944	3,920	3,651
Cost of shares redeemed	(27,585)	(27,186)	(30,220)	(26,472)
Change in net assets resulting from Class A capital transactions	7,865	(5,848)	15,532	(5,956)
Class C
Proceeds from shares issued	1,211	786	4,634	1,487
Distributions reinvested	138	189	194	243
Cost of shares redeemed	(3,471)	(3,481)	(3,394)	(4,990)
Change in net assets resulting from Class C capital transactions	(2,122)	(2,506)	1,434	(3,260)
Class I
Proceeds from shares issued	129,412	106,616	107,879	52,748
Distributions reinvested	4,826	2,592	5,342	4,140
Cost of shares redeemed	(45,158)	(68,795)	(89,667)	(27,980)
Change in net assets resulting from Class I capital transactions	89,080	40,413	23,554	28,908
Class R6
Proceeds from shares issued	49,575	104,792	63,596	27,912
Distributions reinvested	5,471	4,250	4,611	4,080
Cost of shares redeemed	(44,804)	(68,268)	(34,237)	(30,210)
Change in net assets resulting from Class R6 capital transactions	10,242	40,774	33,970	1,782
Total change in net assets resulting from capital transactions	$105,065	$72,833	$74,490	$21,474
SHARE TRANSACTIONS:
Class A
Issued	3,185	1,786	6,575	2,618
Reinvested	304	287	621	569
Redeemed	(2,721)	(2,644)	(4,767)	(4,120)
Change in Class A Shares	768	(571)	2,429	(933)
Class C
Issued	120	77	726	230
Reinvested	14	18	31	38
Redeemed	(345)	(342)	(537)	(777)
Change in Class C Shares	(211)	(247)	220	(509)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	13,030	10,597	16,946	8,122
Reinvested	486	259	840	642
Redeemed	(4,562)	(6,847)	(14,058)	(4,334)
Change in Class I Shares	8,954	4,009	3,728	4,430
Class R6
Issued	5,016	10,449	9,948	4,312
Reinvested	553	425	726	632
Redeemed	(4,546)	(6,821)	(5,410)	(4,678)
Change in Class R6 Shares	1,023	4,053	5,264	266
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$50,951	$28,352	$75,388	$60,267
Distributions reinvested	2,652	2,112	8,893	8,466
Cost of shares redeemed	(26,443)	(32,272)	(68,509)	(71,196)
Change in net assets resulting from Class A capital transactions	27,160	(1,808)	15,772	(2,463)
Class C
Proceeds from shares issued	787	100	2,893	2,051
Distributions reinvested	30	35	194	216
Cost of shares redeemed	(729)	(833)	(5,151)	(2,756)
Change in net assets resulting from Class C capital transactions	88	(698)	(2,064)	(489)
Class I
Proceeds from shares issued	154,677	166,645	89,668	119,095
Distributions reinvested	11,506	10,466	10,020	8,949
Cost of shares redeemed	(160,869)	(143,171)	(90,728)	(88,511)
Change in net assets resulting from Class I capital transactions	5,314	33,940	8,960	39,533
Class R6
Proceeds from shares issued	47,510	24,701	168,840	28,066
Distributions reinvested	9,694	9,939	10,575	6,411
Cost of shares redeemed	(59,539)	(88,902)	(33,062)	(223,188)
Change in net assets resulting from Class R6 capital transactions	(2,335)	(54,262)	146,353	(188,711)
Total change in net assets resulting from capital transactions	$30,227	$(22,828)	$169,021	$(152,130)
SHARE TRANSACTIONS:
Class A
Issued	5,027	2,800	7,061	5,544
Reinvested	261	209	832	781
Redeemed	(2,607)	(3,189)	(6,405)	(6,554)
Change in Class A Shares	2,681	(180)	1,488	(229)
Class C
Issued	76	10	276	189
Reinvested	3	3	18	20
Redeemed	(70)	(82)	(486)	(256)
Change in Class C Shares	9	(69)	(192)	(47)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	15,116	16,342	8,446	10,962
Reinvested	1,125	1,031	943	830
Redeemed	(15,726)	(14,083)	(8,561)	(8,189)
Change in Class I Shares	515	3,290	828	3,603
Class R6
Issued	4,647	2,428	15,776	2,594
Reinvested	949	979	994	595
Redeemed	(5,820)	(8,735)	(3,115)	(20,653)
Change in Class R6 Shares	(224)	(5,328)	13,655	(17,464)
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,662	$174,409
Distributions reinvested	4,533	4,825
Cost of shares redeemed	(103,079)	(137,636)
Change in net assets resulting from Class A capital transactions	(56,884)	41,598
Class I
Proceeds from shares issued	1,481,577	1,314,901
Distributions reinvested	60,928	52,618
Cost of shares redeemed	(1,131,884)	(975,710)
Change in net assets resulting from Class I capital transactions	410,621	391,809
Total change in net assets resulting from capital transactions	$353,737	$433,407
SHARE TRANSACTIONS:
Class A
Issued	4,163	17,427
Reinvested	452	483
Redeemed	(10,276)	(13,761)
Change in Class A Shares	(5,661)	4,149
Class I
Issued	147,779	131,489
Reinvested	6,084	5,269
Redeemed	(112,892)	(97,581)
Change in Class I Shares	40,971	39,177
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan California Tax Free Bond Fund
Class A
Year Ended February 28, 2026	$10.29	$0.33	$0.10	$0.43	$(0.31)
Year Ended February 28, 2025	10.34	0.30	(0.06)	0.24	(0.29)
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)
Class C
Year Ended February 28, 2026	10.19	0.27	0.11	0.38	(0.26)
Year Ended February 28, 2025	10.25	0.25	(0.07)	0.18	(0.24)
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)
Class I
Year Ended February 28, 2026	10.03	0.33	0.11	0.44	(0.33)
Year Ended February 28, 2025	10.09	0.30	(0.06)	0.24	(0.30)
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)
Class R6
Year Ended February 28, 2026	10.02	0.34	0.11	0.45	(0.33)
Year Ended February 28, 2025	10.09	0.31	(0.07)	0.24	(0.31)
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	February 28, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.41	4.34%	$110,674	0.54%	3.19%	0.94%	41%
10.29	2.41	101,429	0.54	2.93	0.95	61
10.34	4.45	107,875	0.55	2.53	0.97	36
10.15	(3.04)	104,073	0.58	2.00	0.96	25
10.68	(2.05)	136,939	0.60	1.43	0.94	11

10.31	3.86	4,834	1.04	2.70	1.45	41
10.19	1.81	6,928	1.04	2.43	1.46	61
10.25	3.95	9,492	1.05	2.00	1.48	36
10.06	(3.56)	17,015	1.08	1.49	1.46	25
10.59	(2.47)	24,442	1.10	0.93	1.43	11

10.14	4.47	197,100	0.44	3.29	0.69	41
10.03	2.48	105,090	0.44	3.04	0.70	61
10.09	4.67	65,275	0.45	2.65	0.72	36
9.90	(3.01)	47,695	0.49	2.06	0.70	25
10.43	(1.90)	80,566	0.50	1.53	0.68	11

10.14	4.68	176,135	0.34	3.39	0.44	41
10.02	2.48	163,907	0.34	3.13	0.45	61
10.09	4.77	124,019	0.35	2.74	0.47	36
9.90	(2.92)	111,313	0.38	2.19	0.45	25
10.43	(1.80)	144,407	0.40	1.63	0.43	11

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan New York Tax Free Bond Fund
Class A
Year Ended February 28, 2026	$6.43	$0.21	$0.02	$0.23	$(0.21)
Year Ended February 28, 2025	6.47	0.20	(0.04)	0.16	(0.20)
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)
Class C
Year Ended February 28, 2026	6.43	0.18	0.02	0.20	(0.18)
Year Ended February 28, 2025	6.47	0.17	(0.04)	0.13	(0.17)
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)
Class I
Year Ended February 28, 2026	6.46	0.22	0.03	0.25	(0.22)
Year Ended February 28, 2025	6.50	0.21	(0.04)	0.17	(0.21)
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)
Class R6
Year Ended February 28, 2026	6.46	0.23	0.03	0.26	(0.23)
Year Ended February 28, 2025	6.50	0.22	(0.04)	0.18	(0.22)
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	February 28, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$6.45	3.76%	$132,708	0.55%	3.39%	0.95%	52%
6.43	2.60	116,584	0.54	3.18	0.94	51
6.47	4.34	123,310	0.55	2.68	0.96	37
6.37	(3.04)	123,246	0.68	2.10	0.95	30
6.71	(1.55)	143,940	0.75	1.60	0.94	10

6.45	3.24	9,002	1.05	2.89	1.45	52
6.43	2.08	7,551	1.04	2.67	1.45	51
6.47	3.80	10,882	1.05	2.15	1.46	37
6.37	(3.53)	19,364	1.19	1.59	1.45	30
6.71	(2.05)	24,776	1.25	1.10	1.44	10

6.49	4.00	165,392	0.45	3.48	0.69	52
6.46	2.69	140,600	0.44	3.28	0.69	51
6.50	4.42	112,611	0.45	2.79	0.70	37
6.40	(2.97)	89,832	0.48	2.33	0.70	30
6.75	(1.16)	76,802	0.50	1.85	0.69	10

6.49	4.10	162,549	0.35	3.59	0.44	52
6.46	2.79	127,867	0.34	3.38	0.44	51
6.50	4.52	126,899	0.35	2.88	0.45	37
6.40	(2.73)	129,008	0.38	2.41	0.44	30
6.74	(1.20)	127,964	0.40	1.95	0.43	10

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 28, 2026	$10.15	$0.26	$0.13	$0.39	$(0.26)
Year Ended February 28, 2025	10.12	0.26	0.03	0.29	(0.26)
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)
Class C
Year Ended February 28, 2026	10.26	0.21	0.14	0.35	(0.21)
Year Ended February 28, 2025	10.22	0.21	0.03	0.24	(0.20)
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)
Class I
Year Ended February 28, 2026	10.21	0.31	0.14	0.45	(0.31)
Year Ended February 28, 2025	10.18	0.30	0.03	0.33	(0.30)
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)
Class R6
Year Ended February 28, 2026	10.21	0.31	0.14	0.45	(0.32)
Year Ended February 28, 2025	10.18	0.31	0.03	0.34	(0.31)
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	February 28, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.28	3.95%	$113,098	0.69%	2.57%	0.86%	33%
10.15	2.88	84,416	0.69	2.53	0.87	51
10.12	3.08	86,007	0.70	1.98	0.87	44
10.02	(2.86)	95,647	0.70	1.36	0.87	8
10.46	(1.96)	93,976	0.70	1.02	0.85	21

10.40	3.48	1,437	1.19	2.07	1.41	33
10.26	2.42	1,326	1.19	2.02	1.40	51
10.22	2.52	2,020	1.20	1.47	1.39	44
10.12	(3.34)	2,590	1.20	0.85	1.37	8
10.56	(2.45)	3,473	1.20	0.52	1.36	21

10.35	4.49	402,502	0.24	3.03	0.61	33
10.21	3.33	391,871	0.24	2.98	0.62	51
10.18	3.53	357,230	0.25	2.42	0.62	44
10.08	(2.41)	472,108	0.25	1.79	0.61	8
10.52	(1.51)	823,600	0.25	1.47	0.60	21

10.34	4.44	318,776	0.19	3.08	0.36	33
10.21	3.38	316,835	0.19	3.02	0.37	51
10.18	3.58	370,141	0.20	2.46	0.37	44
10.08	(2.36)	508,403	0.20	1.85	0.37	8
10.52	(1.37)	632,795	0.20	1.52	0.35	21

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 28, 2026	$10.89	$0.39	$0.02	$0.41	$(0.38)
Year Ended February 28, 2025	10.90	0.38	(0.01)	0.37	(0.38)
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)
Class C
Year Ended February 28, 2026	10.78	0.32	0.03	0.35	(0.32)
Year Ended February 28, 2025	10.80	0.31	(0.01)	0.30	(0.32)
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)
Class I
Year Ended February 28, 2026	10.83	0.41	0.03	0.44	(0.41)
Year Ended February 28, 2025	10.85	0.40	(0.02)	0.38	(0.40)
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)
Class R6
Year Ended February 28, 2026	10.83	0.42	0.02	0.44	(0.41)
Year Ended February 28, 2025	10.84	0.40	—(d )	0.40	(0.41)
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.92	3.93%	$262,952	0.67%	3.63%	0.93%	54%
10.89	3.46	246,032	0.66	3.46	0.93	71
10.90	5.44	248,803	0.66	3.50	0.94	55
10.70	(9.24)	254,468	0.67	2.99	0.95	42
12.15	(0.40)	330,640	0.67	2.12	0.94	16

10.81	3.36	5,171	1.25	3.05	1.44	54
10.78	2.80	7,242	1.24	2.88	1.44	71
10.80	4.88	7,752	1.25	2.92	1.45	55
10.60	(9.78)	8,546	1.25	2.39	1.45	42
12.04	(0.99)	12,535	1.25	1.54	1.44	16

10.86	4.18	273,843	0.45	3.85	0.67	54
10.83	3.61	264,191	0.44	3.67	0.68	71
10.85	5.71	225,434	0.44	3.73	0.69	55
10.65	(9.00)	128,202	0.45	3.20	0.70	42
12.09	(0.27)	173,023	0.45	2.34	0.69	16

10.86	4.23	310,201	0.40	3.90	0.42	54
10.83	3.76	161,499	0.39	3.73	0.43	71
10.84	5.76	351,029	0.39	3.80	0.43	55
10.64	(9.04)	157,191	0.40	3.29	0.45	42
12.09	(0.22)	153,754	0.40	2.39	0.44	16

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 28, 2026	$10.02	$0.26	$0.03	$0.29	$(0.26)
Year Ended February 28, 2025	9.98	0.28	0.04	0.32	(0.28)
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)
Class I
Year Ended February 28, 2026	10.01	0.28	0.03	0.31	(0.28)
Year Ended February 28, 2025	9.97	0.30	0.04	0.34	(0.30)
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

88

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.05	2.92%	$152,789	0.38%	2.62%	0.75%	58%
10.02	3.25	208,973	0.44	2.80	0.75	70
9.98	3.41	166,704	0.44	2.48	0.75	74
9.90	0.18	263,135	0.44	1.27	0.76	16
9.98	(0.83)	72,506	0.45	0.06	0.75	33

10.04	3.14	2,390,745	0.18	2.80	0.49	58
10.01	3.46	1,972,600	0.24	3.00	0.50	70
9.97	3.66	1,573,798	0.24	2.72	0.50	74
9.89	0.27	2,073,626	0.24	1.04	0.51	16
9.98	(0.53)	3,984,195	0.25	0.26	0.50	33

89

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Effective as of the close of business on April 22, 2025, Class A of the Ultra-Short Municipal Fund is publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Class unless they meet certain requirements as described in the Class' prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

90	J.P. Morgan Municipal Bond Funds	February 28, 2026

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$448,432	$—	$448,432
Options Purchased	199	—	—	199
Short-Term Investments
Investment Companies	43,458	—	—	43,458
Total Investments in Securities	$43,657	$448,432	$—	$492,089
Appreciation in Other Financial Instruments
Futures Contracts	$43	$—	$—	$43
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(117)	$—	$—	$(117)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(74)	$—	$—	$(74)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$433,492	$—	$433,492

February 28, 2026	J.P. Morgan Municipal Bond Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
New York Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased	$189	$—	$—	$189
Short-Term Investments
Investment Companies	31,041	—	—	31,041
Total Investments in Securities	$31,230	$433,492	$—	$464,722
Appreciation in Other Financial Instruments
Futures Contracts	$41	$—	$—	$41
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(111)	$—	$—	$(111)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(70)	$—	$—	$(70)

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$2	$—	$2
Municipal Bonds	—	787,223	—	787,223
Short-Term Investments
Investment Companies	44,215	—	—	44,215
Total Investments in Securities	$44,215	$787,225	$—	$831,440
Appreciation in Other Financial Instruments
Futures Contracts	$38	$—	$—	$38

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$810,279	$—	$810,279
Options Purchased	352	—	—	352
Short-Term Investments
Investment Companies	43,227	—	—	43,227
Total Investments in Securities	$43,579	$810,279	$—	$853,858
Appreciation in Other Financial Instruments
Futures Contracts	$77	$—	$—	$77
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(207)	$—	$—	$(207)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(130)	$—	$—	$(130)

92	J.P. Morgan Municipal Bond Funds	February 28, 2026

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,163,503	$—	$2,163,503
Short-Term Investments
Investment Companies	379,892	—	—	379,892
Total Investments in Securities	$379,892	$2,163,503	$—	$2,543,395
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

February 28, 2026	J.P. Morgan Municipal Bond Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 28, 2026.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$36,833	$220,102	$213,477	$— (c)	$—	$43,458	43,454	$900	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

New York Tax Free Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$20,688	$218,777	$208,423	$— (c)	$(1)	$31,041	31,037	$578	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

Short-Intermediate Municipal Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$21,444	$399,417	$376,646	$— (c)	$—	$44,215	44,211	$1,127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

94	J.P. Morgan Municipal Bond Funds	February 28, 2026

Tax Free Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$57,116	$382,581	$396,470	$— (c)	$—	$43,227	43,223	$1,137	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

Ultra-Short Municipal Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$217,364	$1,674,632	$1,512,104	$— (c)	$—	$379,892	379,854	$6,639	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.
F. Options —California Tax Free Bond, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

February 28, 2026	J.P. Morgan Municipal Bond Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— California Tax Free Bond, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended February 28, 2026 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$7,911	$7,956	$13,194	$20,964
Average Notional Balance Short	(3,395)	(3,486)	(3,395)	(6,552)
Ending Notional Balance Long	9,899	9,558	8,761	17,750
Exchange-Traded Options:
Average Number of Contracts Purchased	708	697	16	1,312
Average Number of Contracts Written	(692)	(681)	—	(1,285)
Ending Number of Contracts Purchased	1,500	1,425	—	2,650
Ending Number of Contracts Written	(1,500)	(1,425)	—	(2,650)
The Funds' derivatives contracts held at February 28, 2026 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

96	J.P. Morgan Municipal Bond Funds	February 28, 2026

I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2026, are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$5	$1	$3	$1	$10
New York Tax Free Bond Fund
Transfer agency fees	10	1	3	1	15
Short-Intermediate Municipal Bond Fund
Transfer agency fees	3	1	4	5	13
Tax Free Bond Fund
Transfer agency fees	12	1	4	3	20
Ultra-Short Municipal Fund
Transfer agency fees	4	n/a	16	n/a	20
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	$59	$(59)
New York Tax Free Bond Fund	—	58	(58)
Short-Intermediate Municipal Bond Fund	—	135	(135)
Tax Free Bond Fund	—	100	(100)
Ultra-Short Municipal Fund	—	(70)	70
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.

February 28, 2026	J.P. Morgan Municipal Bond Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
L. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2026, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$3	$—
New York Tax Free Bond Fund	2	1
Short-Intermediate Municipal Bond Fund	3	—
Tax Free Bond Fund	7	—

98	J.P. Morgan Municipal Bond Funds	February 28, 2026

D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.38 (1)	n/a	0.18 (1)	n/a

(1)	Prior to April 16, 2025, the contractual expense limitations were 0.45% and 0.25% for Class A and Class I, respectively.
The expense limitation agreements were in effect for the year ended February 28, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.

February 28, 2026	J.P. Morgan Municipal Bond Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$218	$144	$486	$848	$58
New York Tax Free Bond Fund	214	142	547	903	71
Short-Intermediate Municipal Bond Fund	774	516	769	2,059	—
Tax Free Bond Fund	94	63	1,130	1,287	—
Ultra-Short Municipal Fund	3,549	1,775	1,972	7,296	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 were as follows:

California Tax Free Bond Fund	$40
New York Tax Free Bond Fund	25
Short-Intermediate Municipal Bond Fund	49
Tax Free Bond Fund	49
Ultra-Short Municipal Fund	284
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$250,946	$153,559
New York Tax Free Bond Fund	260,376	200,616
Short-Intermediate Municipal Bond Fund	274,186	247,168
Tax Free Bond Fund	582,500	399,839
Ultra-Short Municipal Fund	1,402,226	1,161,955
During the year ended February 28, 2026, there were no purchases or sales of U.S. Government securities.

100	J.P. Morgan Municipal Bond Funds	February 28, 2026

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$480,456	$14,037	$2,478	$11,559
New York Tax Free Bond Fund	455,189	11,517	2,054	9,463
Short-Intermediate Municipal Bond Fund	817,042	15,794	1,358	14,436
Tax Free Bond Fund	827,623	31,020	4,915	26,105
Ultra-Short Municipal Fund	2,533,046	10,682	333	10,349
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$160	$13,455	$13,615
New York Tax Free Bond Fund	179	14,046	14,225
Short-Intermediate Municipal Bond Fund	29	24,031	24,060
Tax Free Bond Fund	113	29,815	29,928
Ultra-Short Municipal Fund	30	65,711	65,741

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$148	$9,909	$10,057
New York Tax Free Bond Fund	66	12,177	12,243
Short-Intermediate Municipal Bond Fund	18	22,755	22,773
Tax Free Bond Fund	633	23,769	24,402
Ultra-Short Municipal Fund	119	57,591	57,710

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2026	J.P. Morgan Municipal Bond Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$(20,558)	$88	$11,559
New York Tax Free Bond Fund	(15,021)	80	9,463
Short-Intermediate Municipal Bond Fund	(64,634)	170	14,436
Tax Free Bond Fund	(76,714)	153	26,105
Ultra-Short Municipal Fund	(40,592)	103	10,349

The cumulative timing differences primarily consist of tax adjustments on certain investments and post-October capital loss deferrals.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$5,622	$14,936
New York Tax Free Bond Fund	6,651	8,370
Short-Intermediate Municipal Bond Fund	16,785	47,849
Tax Free Bond Fund	24,842	51,872
Ultra-Short Municipal Fund	10,712	29,880
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
New York Tax Free Bond Fund	$151	$67
Short-Intermediate Municipal Bond Fund	185	—
Tax Free Bond Fund	(294)	1,484
Ultra-Short Municipal Fund	21	145
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.

102	J.P. Morgan Municipal Bond Funds	February 28, 2026

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	74.0%	1	10.3%
New York Tax Free Bond Fund	1	69.2	—	—
Short-Intermediate Municipal Bond Fund	1	77.3	—	—
Tax Free Bond Fund	1	54.4	2	27.8
Ultra-Short Municipal Fund	1	87.4	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

February 28, 2026	J.P. Morgan Municipal Bond Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Reorganization
At a meeting held on February 10-12, 2026, the JPM I’s Board approved the reorganizations (the “Reorganizations”) of California Tax Free Bond Fund and JPM New York Tax Free Bond Fund into newly created exchange-traded funds, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) and JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”), respectively, each a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganizations, the California Tax Free Bond Fund’s performance and financial history will be adopted by JPM California Tax Free Bond ETF and New York Tax Free Bond Fund’s performance and financial history will be adopted by JPM New York Tax Free Bond ETF. JPM California Tax Free Bond ETF and JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as California Tax Free Bond Fund and New York Tax Free Bond Fund, respectively.

104	J.P. Morgan Municipal Bond Funds	February 28, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra–Short Municipal Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (two of the funds constituting JPMorgan Trust I), JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund (two of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2026	J.P. Morgan Municipal Bond Funds	105

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2026:
Exempt Distributions Paid
JPMorgan California Tax Free Bond Fund	$13,455
JPMorgan New York Tax Free Bond Fund	14,046
JPMorgan Short-Intermediate Municipal Bond Fund	24,031
JPMorgan Tax Free Bond Fund	29,815
JPMorgan Ultra-Short Municipal Fund	65,711

106	J.P. Morgan Municipal Bond Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-MUNIBOND-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 7, 2026